As filed with the Securities and Exchange Commission on February 20, 2020

File No. 333-236078

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

AIM Investment Securities Funds

(Invesco Investment Securities Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
225 Liberty Street	2005 Market Street, Suite 2600
New York, NY 10281	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R, Class R6 and Class Y shares of beneficial interest, without par value of the Invesco Government Money Market Fund, a series of the Registrant.

Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Short Term Bond Fund, and Invesco Real Estate Fund, each a series of the Registrant.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

February 24, 2020

Dear Shareholder:

On May 24, 2019, Invesco successfully completed its acquisition of OppenheimerFunds, a leading global asset manager.

Since May 2019, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of the Invesco Funds’ shareholders and Invesco.

As the next step in the process of integrating the combined businesses of Invesco and OppenheimerFunds, the Invesco Funds’ Boards approved a series of fund reorganizations that will combine two or more Invesco funds. The reorganizations are intended to:

•	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

•	Reduce overlap in product lineup;

•	Create scale in the resulting funds; and

•	Build a solid foundation for further growth to meet client and shareholder needs.

In addition, many Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in the total expense ratio, decreasing the cost of their investment.

The Boards of your Fund(s), including its independent trustees, believe that each reorganization in this information statement/prospectus is in the best interest of your Fund(s).

You do not need to take any action regarding your account. Your shares of your Fund(s) will automatically be converted, at net asset value, into shares of equal net asset value of the corresponding Acquiring Fund in the second quarter of 2020, as discussed in more detail below. Please note that each reorganization is not a taxable event but redeeming or exchanging your shares prior to a reorganization may be a taxable event depending on your individual tax situation. If you have any questions regarding the enclosed Joint Information Statement/Prospectus, please call 1-800-959-4246 or your financial advisor.

Sincerely,

Jeffrey H. Kupor
Senior Vice President, Chief Legal Officer and Secretary

INVESCO FUNDS

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

JOINT INFORMATION STATEMENT/PROSPECTUS

February 24, 2020

Introduction

This Joint Information Statement/Prospectus contains information that shareholders of each Target Fund listed in the table below (each, a “Target Fund” and collectively, the “Target Funds”), which is a series of the corresponding Target Trust listed in the table below (each, a “Target Trust” and collectively, the “Target Trusts”), should know about the Agreement and Plan of Reorganization (the “Agreement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) by and between each Target Trust, on behalf of the corresponding Target Fund and each Acquiring Trust listed in the table below (each, an “Acquiring Trust” and collectively, the “Acquiring Trusts”), on behalf of the corresponding Acquiring Fund listed in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). This document is also a prospectus for each Acquiring Fund. Each Target Fund and Acquiring Fund is a series of a registered open-end management investment company. The Target Funds and Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Invesco California Tax-Free Income Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Oppenheimer Rochester® California Municipal Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Global Small & Mid Cap Growth Fund	AIM International Mutual Funds (Invesco International Mutual Funds)	Invesco Global Growth Fund	AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco International Allocation Fund	AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer International Diversified Fund	AIM Growth Series (Invesco Growth Series)
Invesco Mid Cap Core Equity Fund	AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer Main Street Mid Cap Fund®	AIM Growth Series (Invesco Growth Series)
Invesco Mid Cap Growth Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Discovery Mid Cap Growth Fund	AIM Investment Funds (Invesco Investment Funds)
Invesco Moderate Allocation Fund	AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund*	AIM Growth Series (Invesco Growth Series)
Invesco New York Tax Free Income Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Oppenheimer Rochester® Municipals Fund**	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Oppenheimer Capital Income Fund	AIM Investment Funds (Invesco Investment Funds)	Invesco Multi-Asset Income Fund	AIM Investment Funds (Invesco Investment Funds)
Invesco Oppenheimer Dividend Opportunity Fund	AIM Equity Funds (Invesco Equity Funds)	Invesco Dividend Income Fund	AIM Sector Funds (Invesco Sector Funds)
Invesco Oppenheimer Equity Income Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Dividend Income Fund	AIM Sector Funds (Invesco Sector Funds)
Invesco Oppenheimer Global Multi-Asset Income Fund	AIM Investment Funds (Invesco Investment Funds)	Invesco Multi-Asset Income Fund	AIM Investment Funds (Invesco Investment Funds)

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Invesco Oppenheimer Government Cash Reserves Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Government Money Market Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Oppenheimer Intermediate Term Municipal Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Intermediate Term Municipal Income Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Oppenheimer Limited-Term Bond Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Short Term Bond Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Oppenheimer Limited-Term Government Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Quality Income Fund	AIM Growth Series (Invesco Growth Series)
Invesco Oppenheimer Global Infrastructure Fund (formerly, Invesco Oppenheimer Macquarie Global Infrastructure Fund)	AIM Investment Funds (Invesco Investment Funds)	Invesco Global Infrastructure Fund	AIM Investment Funds (Invesco Investment Funds)
Invesco Oppenheimer Mid Cap Value Fund	AIM Growth Series (Invesco Growth Series)	Invesco American Value Fund	AIM Sector Funds (Invesco Sector Funds)
Invesco Oppenheimer Real Estate Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Real Estate Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Short Duration High Yield Municipal Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Oppenheimer Small Cap Value Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Small Cap Value Fund	AIM Sector Funds (Invesco Sector Funds)
Invesco Oppenheimer Ultra-Short Duration Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Conservative Income Fund	Invesco Management Trust
Invesco Pennsylvania Tax Free Income Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Small Cap Discovery Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Small Cap Growth Fund	AIM Growth Series (Invesco Growth Series)
Invesco Technology Sector Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Fund	AIM Sector Funds (Invesco Sector Funds)
*	To be renamed Invesco Select Risk: Moderate Investor Fund effective upon consummation of its Reorganization.

**	To be renamed Invesco Oppenheimer Rochester New York Municipals Fund effective upon consummation of its Reorganization.

Each Reorganization contemplates (a) the transfer of all or substantially all of the assets and assumption of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of that Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and cancellation of the outstanding shares of the Target Fund. The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.

The Board has approved the Agreement and has determined that each Reorganization is in the best interest of the related Target Fund and Acquiring Fund and will not dilute the interests of the existing shareholders of such Target Fund or Acquiring Fund.

This Joint Information Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate information statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Funds;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds, as detailed in Exhibit B, are incorporated herein by reference and are legally deemed to be part of this Joint Information Statement/Prospectus. A copy of the current prospectus of the relevant Acquiring Fund(s) of which you will receive shares accompanies this Joint Information Statement/Prospectus. The prospectuses of the Acquiring Funds are incorporated herein by reference and deemed to be part of this Joint Information Statement/Prospectus. The SAI to this Joint Information Statement/Prospectus, dated the same date as this Joint Information Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Information Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or calling 1-800-959-4246.

You also may view or obtain these documents on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or the Commodity Futures Trading Commission (“CFTC”) nor has the SEC or CFTC passed upon the accuracy or adequacy of this Joint Information Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

SYNOPSIS

This Joint Information Statement/Prospectus provides information regarding the Agreement that will have the effect of reorganizing each Target Fund with and into the corresponding Acquiring Fund, as detailed in Exhibit A to this Joint Information Statement/Prospectus and summarized below. The Agreement provides for (a) the transfer of all or substantially all of the assets (as defined in the Agreement) and assumption of the liabilities (as defined in the Agreement) of each Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of that Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of each Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and cancellation of the outstanding shares of each Target Fund (each a “Reorganization”).

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Information Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Information Statement/Prospectus and the prospectus(es) of the Acquiring Fund(s) carefully for more complete information.

What is happening?

Shares of each class of each Target Fund will be exchanged for corresponding Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the corresponding Acquiring Fund equal to the value of your shares of the corresponding class of that Target Fund, and each Target Fund will be liquidated and terminated. (A table showing each Target Fund and its share classes and its corresponding Acquiring Fund and its share classes is included in Exhibit A to the Joint Information Statement/Prospectus.)

Have the Funds’ Boards of Trustees approved the Reorganizations?

Yes. The Boards have carefully reviewed and unanimously approved the Agreement and each Reorganization.

What are the reasons for the Reorganizations?

On May 24, 2019, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired OppenheimerFunds, Inc. and its subsidiaries (collectively, “OFI”), which included OFI’s mutual fund business comprised of 83 Oppenheimer branded funds. This transaction created a larger family of funds that offers a broader range of equity, fixed income, alternative and other investment options. The transaction also resulted in product overlap within Invesco’s mutual fund platform. The Reorganization proposed in this Joint Information Statement/Prospectus is part of a larger group of reorganizations occurring across Invesco’s mutual fund platform. The reorganizations are designed to allow Invesco to put forth its most compelling investment processes and strategies, reduce product overlap, ensure the resulting funds can be clearly distinguished in the marketplace, create scale in the resulting funds to benefit shareholders and Invesco, and build a solid foundation for further growth of a mutual fund platform that is economically viable and sustainable.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganization” section below.

What effect will a Reorganization have on me as a shareholder?

Immediately after a Reorganization, you will hold shares of a class of an Acquiring Fund that are equal in value to the shares of the corresponding class of the corresponding Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and Acquiring Funds are described in this Joint Information Statement/Prospectus. The prospectus(es) of the Acquiring Fund(s) that accompanied this Joint Information Statement/Prospectus contain(s) additional information about the Acquiring Fund(s) that you will hold shares of following the Reorganization(s).

As described in more detail in “FEDERAL INCOME TAX CONSIDERATIONS” below, a portion of a Target Fund’s portfolio assets may be sold in connection with the Reorganization (as distinct from normal portfolio turnover). In the following Reorganizations, the Adviser anticipates selling a significant portion of the Target Fund’s portfolio assets, and, as such, shareholders, depending on the position of the Fund at the time of the repositioning, as described further below, are likely to realize capital gains: (1) Invesco Global Small and Mid Cap Growth Fund into Invesco Global Growth Fund, (2) Invesco International Allocation Fund into Invesco Oppenheimer International Diversified Fund, (3) Invesco Oppenheimer Global Infrastructure Fund into Invesco Global Infrastructure Fund, (4) Invesco Oppenheimer Real Estate Fund into Invesco Real Estate Fund, and (5) Invesco Small Cap Discovery Fund into Invesco Small Cap Growth Fund.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

Investment Objective. The Acquiring Funds and Target Funds have identical or similar investment objectives, as described below under “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Investment Objectives and Principal Investment Strategies.” Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Strategies and Risks. The principal investment strategies of each Acquiring Fund are similar to the principal investment strategies of the corresponding Target Fund, although each Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the corresponding Target Fund. As a result, the risks of owning shares of an Acquiring Fund are similar to the risks of owning shares of the corresponding Target Fund, although the risks of the Funds may not be exactly the same or described the same way. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Investment Objectives and Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of a Target Fund and its corresponding Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and its corresponding Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the Reorganizations, but not including the costs of the Reorganizations. The pro forma expenses assume that the Reorganizations had been completed at the beginning of the period indicated and had a year of combined operations. Pro forma management fees for the Invesco American Value Fund, Invesco Dividend Income Fund, Invesco Global Infrastructure Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Oppenheimer Main Street Mid Cap Fund, Invesco Quality Income Fund, Invesco Oppenheimer Rochester California Municipal Fund, Invesco Oppenheimer Rochester Municipals Fund, Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, Invesco Short Duration High Yield Municipal Fund and Invesco Technology Fund have been adjusted to reflect the new advisory fee rates in effect for the Acquiring Fund scheduled to be effective upon the closing of the Reorganization based on pro forma combined net assets. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown. Note that pro forma total expenses of the Class A, Class Y and Class R6 of the Invesco Oppenheimer Rochester California Municipal Fund are expected to be higher than the total expenses of the Class A, Class Y and Class R6 of the Invesco California Tax-Free Income Fund primarily due to interest expense incurred in connection with borrowing for investment purposes.

Expense Tables and Expense Examples*

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO CALIFORNIA TAX-FREE INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	4.25%	None	[1]	0.47%	0.25%	0.14%	0.16%	0.30%	N/A	1.02%	0.00%	1.02%[3]
C merging into Acquiring Fund A	None	1.00%		0.47%	0.75%	0.14%	0.16%	0.30%	N/A	1.52%	0.00%	1.52%[3]
Y merging into Acquiring Fund Y	None	None		0.47%	None	0.14%	0.16%	0.30%	N/A	0.77%	0.00%	0.77%[3]
R6 merging into Acquiring Fund R6	None	None		0.47%	None	0.14%	0.06%	0.20%	N/A	0.67%	0.00%	0.67%[3]

(Acquiring Fund) INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND as of 8/31/19
A	4.25%	None	[1]	0.44%	0.24%[2]	0.32%	0.10%[2]	0.42%	N/A	1.10%	0.00%	1.10%[4]
Y	None	None		0.44%	None	0.32%	0.10%[2]	0.42%	N/A	0.86%	0.00%	0.86%[4]
R6	None	None		0.44%	None	0.32%	0.09%[2]	0.41%	N/A	0.85%	0.00%	0.85%[4]

Pro Forma Combined INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND as of 8/31/19
A	4.25%	None	[1]	0.41%	0.24%	0.32%	0.11%	0.43%	N/A	1.08%	0.00%	1.08%[5]
Y	None	None		0.41%	None	0.32%	0.11%	0.43%	N/A	0.84%	0.00%	0.84%[5]
R6	None	None		0.41%	None	0.32%	0.05%	0.37%	N/A	0.78%	0.00%	0.78%[5]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO GLOBAL SMALL & MID CAP GROWTH FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.79%	0.25%	0.00%	0.29%	0.29%	0.01%	1.34%	0.01%[3,7]	1.33%[3,7]
C merging into Acquiring Fund C	None	1.00%		0.79%	1.00%	0.00%	0.29%	0.29%	0.01%	2.09%	0.01%[3,7]	2.08%[3,7]
Y merging into Acquiring Fund Y	None	None		0.79%	None	0.00%	0.29%	0.29%	0.01%	1.09%	0.01%[3,7]	1.08%[3,7]
R5 merging into Acquiring Fund R5	None	None		0.79%	None	0.00%	0.18%	0.18%	0.01%	0.98%	0.01%[3,7]	0.97%[3,7]
R6 merging into Acquiring Fund R6	None	None		0.79%	None	0.00%	0.12%	0.12%	0.01%	0.92%	0.01%[3,7]	0.91%[3,7]

(Acquiring Fund) INVESCO GLOBAL GROWTH FUND as of 10/31/19
A	5.50%	None	[1]	0.79%	0.25%	0.00%	0.28%	0.28%	0.01%	1.33%	0.10%[4]	1.23%[4]
C	None	1.00%		0.79%	1.00%	0.00%	0.28%	0.28%	0.01%	2.08%	0.10%[4]	1.98%[4]
Y	None	None		0.79%	None	0.00%	0.28%	0.28%	0.01%	1.08%	0.10%[4]	0.98%[4]
R5	None	None		0.79%	None	0.00%	0.07%	0.07%	0.01%	0.87%	0.00%	0.87%[4]
R6	None	None		0.79%	None	0.00%	0.07%	0.07%	0.01%	0.87%	0.00%	0.87%[4]

Pro Forma Combined INVESCO GLOBAL GROWTH as of 10/31/19
A	5.50%	None	[1]	0.78%	0.25%	0.00%	0.27%	0.27%	0.01%	1.31%	0.08%[5]	1.23%[5]
C	None	1.00%		0.78%	1.00%	0.00%	0.27%	0.27%	0.01%	2.06%	0.08%[5]	1.98%[5]
Y	None	None		0.78%	None	0.00%	0.27%	0.27%	0.01%	1.06%	0.08%[5]	0.98%[5]
R5	None	None		0.78%	None	0.00%	0.06%	0.06%	0.01%	0.85%	0.00%[5]	0.85%[5]
R6	None	None		0.78%	None	0.00%	0.06%	0.06%	0.01%	0.85%	0.00%[5]	0.85%[5]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO INTERNATIONAL ALLOCATION FUND as of 6/30/19
A merging into Acquiring Fund A	5.50%	None	[1]	None	0.25%	0.00%	0.45%	0.45%	0.71%	1.41%	0.00%	1.41%[3]
C merging into Acquiring Fund C	None	1.00%		None	1.00%	0.00%	0.45%	0.45%	0.71%	2.16%	0.00%	2.16%[3]
R merging into Acquiring Fund R	None	None		None	0.50%	0.00%	0.45%	0.45%	0.71%	1.66%	0.00%	1.66%[3]
Y merging into Acquiring Fund Y	None	None		None	None	0.00%	0.45%	0.45%	0.71%	1.16%	0.00%	1.16%[3]
R5 merging into Acquiring Fund R5	None	None		None	None	0.00%	0.28%	0.28%	0.71%	0.99%	0.00%	0.99%[3]
R6 merging into Acquiring Fund R6	None	None		None	None	0.00%	0.19%	0.19%	0.71%	0.90%	0.00%	0.90%[3]

(Acquiring Fund) INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND as of 6/30/19
A	5.50%	None	[1]	None	0.25%	0.00%	0.19%[2]	0.19%	0.83%	1.27%	0.00%[4]	1.27%[4]
C	None	1.00%		None	1.00%	0.00%	0.19%[2]	0.19%	0.83%	2.02%	0.00%[4]	2.02%[4]
R	None	None		None	0.50%	0.00%	0.19%[2]	0.19%	0.83%	1.52%	0.00%[4]	1.52%[4]
Y	None	None		None	None	0.00%	0.19%[2]	0.19%	0.83%	1.02%	0.03%[4]	0.99%[4]
R5	None	None		None	None	0.00%	0.08%[2]	0.08%	0.83%	0.91%	0.00%[4]	0.91%[4]
R6	None	None		None	None	0.00%	0.03%[2]	0.03%	0.83%	0.86%	0.00%[4]	0.86%[4]

Pro Forma Combined INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND as of 6/30/19
A	5.50%	None	[1]	None	0.25%	0.00%	0.19%	0.19%	0.83%	1.27%	0.00%[5]	1.27%[5]
C	None	1.00%		None	1.00%	0.00%	0.19%	0.19%	0.83%	2.02%	0.00%[5]	2.02%[5]
R	None	None		None	0.50%	0.00%	0.19%	0.19%	0.83%	1.52%	0.00%[5]	1.52%[5]
Y	None	None		None	None	0.00%	0.19%	0.19%	0.83%	1.02%	0.03%[5]	0.99%[5]
R5	None	None		None	None	0.00%	0.11%	0.11%	0.83%	0.94%	0.03%[5]	0.91%[5]
R6	None	None		None	None	0.00%	0.03%	0.03%	0.83%	0.86%	0.00%[5]	0.86%[5]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO MID CAP CORE EQUITY FUND as of 6/30/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.71%	0.25%	0.00%	0.27%	0.27%	0.03%	1.26%	0.02%[3,7]	1.24%[3,7]
C merging into Acquiring Fund C	None	1.00%		0.71%	1.00%	0.00%	0.27%	0.27%	0.03%	2.01%	0.02%[3,7]	1.99%[3,7]
R merging into Acquiring Fund R	None	None		0.71%	0.50%	0.00%	0.27%	0.27%	0.03%	1.51%	0.02%[3,7]	1.49%[3,7]
Y merging into Acquiring Fund Y	None	None		0.71%	None	0.00%	0.27%	0.27%	0.03%	1.01%	0.02%[3,7]	0.99%[3,7]
R5 merging into Acquiring Fund R5	None	None		0.71%	None	0.00%	0.15%	0.15%	0.03%	0.89%	0.02%[3,7]	0.87%[3,7]
R6 merging into Acquiring Fund R6	None	None		0.71%	None	0.00%	0.08%	0.08%	0.03%	0.82%	0.02%[3,7]	0.80%[3,7]

(Acquiring Fund) INVESCO OPPENHEIMER MAIN STREET MID CAP FUND as of 6/30/19
A	5.50%	None	[1]	0.63%	0.24%[2]	0.00%	0.25%[2]	0.25%	N/A	1.12%	0.02%[4]	1.10%[4]
C	None	1.00%		0.63%	1.00%	0.00%	0.25%[2]	0.25%	N/A	1.88%	0.04%[4]	1.84%[4]
R	None	None		0.63%	0.50%	0.00%	0.25%[2]	0.25%	N/A	1.38%	0.04%[4]	1.34%[4]
Y	None	None		0.63%	None	0.00%	0.25%[2]	0.25%	N/A	0.88%	0.04%[4]	0.84%[4]
R5	None	None		0.63%	None	0.00%	0.11%[2]	0.11%	N/A	0.74%	0.02%[4]	0.72%[4]
R6	None	None		0.63%	None	0.00%	0.06%[2]	0.06%	N/A	0.69%	0.02%[4]	0.67%[4]

Pro Forma Combined INVESCO OPPENHEIMER MAIN STREET MID CAP FUND as of 6/30/19
A	5.50%	None	[1]	0.61%	0.24%	0.00%	0.25%	0.25%	N/A	1.10%	0.00%[5]	1.10%[5]
C	None	1.00%		0.61%	1.00%	0.00%	0.25%	0.25%	N/A	1.86%	0.02%[5]	1.84%[5]
R	None	None		0.61%	0.50%	0.00%	0.25%	0.25%	N/A	1.36%	0.02%[5]	1.34%[5]
Y	None	None		0.61%	None	0.00%	0.25%	0.25%	N/A	0.86%	0.02%[5]	0.84%[5]
R5	None	None		0.61%	None	0.00%	0.14%	0.14%	N/A	0.75%	0.03%[5]	0.72%[5]
R6	None	None		0.61%	None	0.00%	0.07%	0.07%	N/A	0.68%	0.01%[5]	0.67%[5]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO MID CAP GROWTH FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.68%	0.25%	0.00%	0.22%	0.22%	N/A	1.15%	0.00%	1.15%[3]
C merging into Acquiring Fund C	None	1.00%		0.68%	0.91%	0.00%	0.22%	0.22%	N/A	1.81%	0.00%	1.81%[3]
R merging into Acquiring Fund R	None	None		0.68%	0.50%	0.00%	0.22%	0.22%	N/A	1.40%	0.00%	1.40%[3]
Y merging into Acquiring Fund Y	None	None		0.68%	None	0.00%	0.22%	0.22%	N/A	0.90%	0.00%	0.90%[3]
R5 merging into Acquiring Fund R5	None	None		0.68%	None	0.00%	0.13%	0.13%	N/A	0.81%	0.00%	0.81%[3]
R6 merging into Acquiring Fund R6	None	None		0.68%	None	0.00%	0.04%	0.04%	N/A	0.72%	0.00%	0.72%[3]

(Acquiring Fund) INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND as of 10/31/19
A	5.50%	None	[1]	0.64%	0.24%[2]	0.00%	0.23%[2]	0.23%	N/A	1.11%	0.00%	1.11%[4]
C	None	1.00%		0.64%	1.00%	0.00%	0.23%[2]	0.23%	N/A	1.87%	0.00%	1.87%[4]
R	None	None		0.64%	0.50%	0.00%	0.23%[2]	0.23%	N/A	1.37%	0.00%	1.37%[4]
Y	None	None		0.64%	None	0.00%	0.23%[2]	0.23%	N/A	0.87%	0.00%	0.87%[4]
R5	None	None		0.64%	None	0.00%	0.10%[2]	0.10%	N/A	0.74%	0.00%	0.74%[4]
R6	None	None		0.64%	None	0.00%	0.04%[2]	0.04%	N/A	0.68%	0.00%	0.68%[4]

Pro Forma Combined INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND as of 10/31/19
A	5.50%	None	[1]	0.62%	0.22%	0.00%	0.22%	0.22%	N/A	1.06%	0.00%	1.06%[5]
C	None	1.00%		0.62%	0.91%	0.00%	0.22%	0.22%	N/A	1.75%	0.00%	1.75%[5]
R	None	None		0.62%	0.50%	0.00%	0.22%	0.22%	N/A	1.34%	0.00%	1.34%[5]
Y	None	None		0.62%	None	0.00%	0.22%	0.22%	N/A	0.84%	0.00%	0.84%[5]
R5	None	None		0.62%	None	0.00%	0.12%	0.12%	N/A	0.74%	0.00%	0.74%[5]
R6	None	None		0.62%	None	0.00%	0.04%	0.04%	N/A	0.66%	0.00%	0.66%[5]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO MODERATE ALLOCATION FUND as of 6/30/19
A merging into Acquiring Fund A	5.50%	None	[1]	None	0.25%	0.00%	0.20%	0.20%	0.56%	1.01%	0.00%	1.01%[3]
C merging into Acquiring Fund C	None	1.00%		None	1.00%	0.00%	0.20%	0.20%	0.56%	1.76%	0.00%	1.76%[3]
R merging into Acquiring Fund R	None	None		None	0.50%	0.00%	0.20%	0.20%	0.56%	1.26%	0.00%	1.26%[3]
Y merging into Acquiring Fund Y	None	None		None	None	0.00%	0.20%	0.20%	0.56%	0.76%	0.00%	0.76%[3]
S merging into Acquiring Fund S	None	None		None	0.15%	0.00%	0.20%	0.20%	0.56%	0.91%	0.00%	0.91%[3]
R5 merging into Acquiring Fund R5	None	None		None	None	0.00%	0.15%	0.15%	0.56%	0.71%	0.00%	0.71%[3]
R6 merging into Acquiring Fund R6	None	None		None	None	0.00%	0.15%	0.15%	0.56%	0.71%	0.00%	0.71%[3]

(Acquiring Fund) INVESCO OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND as of 7/31/19
A	5.50%	None	[1]	None	0.24%[2]	0.00%	0.16%[2]	0.16%	0.66%	1.06%	0.07%[4,6]	0.99%[4,6]
C	None	1.00%		None	1.00%	0.00%	0.16%[2]	0.16%	0.66%	1.82%	0.07%[4,6]	1.75%[4,6]
R	None	None		None	0.50%	0.00%	0.16%[2]	0.16%	0.66%	1.32%	0.07%[4,6]	1.25%[4,6]
Y	None	None		None	None	0.00%	0.16%[2]	0.16%	0.66%	0.82%	0.07%[4,6]	0.75%[4,6]
S	None	None		**	**	**	**	**	**	**	**	**
R5	None	None		None	None	0.00%	0.12%[2]	0.12%	0.66%	0.78%	0.07%[4,6]	0.71%[4,6]
R6	None	None		None	None	0.00%	0.12%[2]	0.12%	0.66%	0.78%	0.07%[4,6]	0.71%[4,6]

Pro Forma Combined INVESCO OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND as of 7/31/19
A	5.50%	None	[1]	None	0.24%	0.00%	0.16%	0.16%	0.66%	1.06%	0.07%[5,6]	0.99%[5,6]
C	None	1.00%		None	1.00%	0.00%	0.16%	0.16%	0.66%	1.82%	0.07%[5,6]	1.75%[5,6]
R	None	None		None	0.50%	0.00%	0.16%	0.16%	0.66%	1.32%	0.07%[5,6]	1.25%[5,6]
Y	None	None		None	None	0.00%	0.16%	0.16%	0.66%	0.82%	0.07%[5,6]	0.75%[5,6]
S	None	None		None	0.15%	0.00%	0.16%	0.16%	0.66%	0.97%	0.07%[5,6]	0.90%[5,6]
R5	None	None		None	None	0.00%	0.12%	0.12%	0.66%	0.78%	0.07%[5,6]	0.71%[5,6]
R6	None	None		None	None	0.00%	0.12%	0.12%	0.66%	0.78%	0.07%[5,6]	0.71%[5,6]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO NEW YORK TAX FREE INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	4.25%	None	[1]	0.47%	0.25%	0.27%	0.21%	0.48%	N/A	1.20%	0.00%	1.20%[3]
C merging into Acquiring Fund C	None	1.00%		0.47%	1.00%	0.27%	0.21%	0.48%	N/A	1.95%	0.00%	1.95%[3]
Y merging into Acquiring Fund Y	None	None		0.47%	None	0.27%	0.21%	0.48%	N/A	0.95%	0.00%	0.95%[3]
R6 merging into Acquiring Fund R6	None	None		0.47%	None	0.27%	0.16%	0.43%	N/A	0.90%	0.00%	0.90%[3]

(Acquiring Fund) INVESCO OPPENHEIMER ROCHESTER MUNICIPALS FUND as of 6/30/19
A	4.25%	None	[1]	0.46%	0.24%[2]	0.30%	0.10%[2]	0.40%	N/A	1.10%	0.00%	1.10%[4]
C	None	1.00%		0.46%	1.00%	0.30%	0.10%[2]	0.40%	N/A	1.86%	0.00%	1.86%[4]
Y	None	None		0.46%	None	0.30%	0.10%[2]	0.40%	N/A	0.86%	0.00%	0.86%[4]
R6	None	None		0.46%	None	0.30%	0.09%[2]	0.39%	N/A	0.85%	0.03%	0.82%[4]

Pro Forma Combined INVESCO OPPENHEIMER ROCHESTER MUNICIPALS FUND as of 6/30/19
A	4.25%	None	[1]	0.45%	0.24%	0.30%	0.10%	0.40%	N/A	1.09%	0.00%	1.09%[5]
C	None	1.00%		0.45%	1.00%	0.30%	0.10%	0.40%	N/A	1.85%	0.00%	1.85%[5]
Y	None	None		0.45%	None	0.30%	0.10%	0.40%	N/A	0.85%	0.00%	0.85%[5]
R6	None	None		0.45%	None	0.30%	0.08%	0.38%	N/A	0.83%	0.01%	0.82%[5]
(Target Fund) INVESCO OPPENHEIMER CAPITAL INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.52%	0.23%[2]	0.00%	0.18%[2]	0.18%	0.05%[7]	0.98%	0.04%[3,7]	0.94%[3,7]
C merging into Acquiring Fund C	None	1.00%		0.52%	1.00%	0.00%	0.18%[2]	0.18%	0.05%[7]	1.75%	0.04%[3,7]	1.71%[3,7]
R merging into Acquiring Fund R	None	None		0.52%	0.50%	0.00%	0.18%[2]	0.18%	0.05%[7]	1.25%	0.04%[3,7]	1.21%[3,7]
Y merging into Acquiring Fund Y	None	None		0.52%	None	0.00%	0.18%[2]	0.18%	0.05%[7]	0.75%	0.04%[3,7]	0.71%[3,7]
R5 merging into Acquiring Fund R5	None	None		0.52%	None	0.00%	0.09%[2]	0.09%	0.05%[7]	0.66%	0.04%[3,7]	0.62%[3,7]
R6 merging into Acquiring Fund R6	None	None		0.52%	None	0.00%	0.04%[2]	0.04%	0.05%[7]	0.61%	0.04%[3,7]	0.57%[3,7]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.59%	0.25%	0.00%	0.39%[2]	0.39%	0.46%[7]	1.69%	0.74%[3]	0.95%[3]
C merging into Acquiring Fund C	None	1.00%		0.59%	1.00%	0.00%	0.39%[2]	0.39%	0.46%[7]	2.44%	0.69%[3]	1.75%[3]
R merging into Acquiring Fund R	None	None		0.59%	0.50%	0.00%	0.39%[2]	0.39%	0.46%[7]	1.94%	0.69%[3]	1.25%[3]
Y merging into Acquiring Fund Y	None	None		0.59%	None	0.00%	0.39%[2]	0.39%	0.46%[7]	1.44%	0.69%[3]	0.75%[3]
R5 merging into Acquiring Fund R5	None	None		0.59%	None	0.00%	0.36%[2]	0.36%	0.46%[7]	1.41%	0.66%[3]	0.75%[3]
R6 merging into Acquiring Fund R6	None	None		0.59%	None	0.00%	0.31%[2]	0.31%	0.46%[7]	1.36%	0.66%[3]	0.70%[3]

(Acquiring Fund) INVESCO MULTI-ASSET INCOME FUND as of 10/31/19
A	5.50%	None	[1]	0.49%	0.25%	0.00%	0.23%	0.23%	0.01%[7]	0.98%	0.13%[4,7]	0.85%[4,7]
C	None	1.00%		0.49%	1.00%	0.00%	0.23%	0.23%	0.01%[7]	1.73%	0.12%[4,7]	1.61%[4,7]
R	None	None		0.49%	0.50%	0.00%	0.23%	0.23%	0.01%[7]	1.23%	0.13%[4,7]	1.10%[4,7]
Y	None	None		0.49%	None	0.00%	0.23%	0.23%	0.01%[7]	0.73%	0.13%[4,7]	0.60%[4,7]
R5	None	None		0.49%	None	0.00%	0.19%	0.19%	0.01%[7]	0.69%	0.09%[4,7]	0.60%[4,7]
R6	None	None		0.49%	None	0.00%	0.11%	0.11%	0.01%[7]	0.61%	0.01%[4,7]	0.60%[4,7]

Pro Forma Combined INVESCO MULTI-ASSET INCOME FUND as of 10/31/19
A	5.50%	None	[1]	0.42%	0.23%	0.00%	0.19%	0.19%	0.01%[7]	0.85%	0.01%[5,7]	0.84%[5,7]
C	None	1.00%		0.42%	1.00%	0.00%	0.19%	0.19%	0.01%[7]	1.62%	0.01%[5,7]	1.61%[5,7]
R	None	None		0.42%	0.50%	0.00%	0.19%	0.19%	0.01%[7]	1.12%	0.01%[5,7]	1.11%[5,7]
Y	None	None		0.42%	None	0.00%	0.19%	0.19%	0.01%[7]	0.62%	0.01%[5,7]	0.61%[5,7]
R5	None	None		0.42%	None	0.00%	0.13%	0.13%	0.01%[7]	0.56%	0.01%[5,7]	0.55%[5,7]
R6	None	None		0.42%	None	0.00%	0.05%	0.05%	0.01%[7]	0.48%	0.01%[5,7]	0.47%[5,7]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.64%	0.24%[2]	0.00%	0.29%[2]	0.29%	0.00%	1.17%	0.03%[3]	1.14%[3]
C merging into Acquiring Fund C	None	1.00%		0.64%	1.00%	0.00%	0.29%[2]	0.29%	0.00%	1.93%	0.05%[3]	1.88%[3]
R merging into Acquiring Fund R	None	None		0.64%	0.50%	0.00%	0.29%[2]	0.29%	0.00%	1.43%	0.06%[3]	1.37%[3]
Y merging into Acquiring Fund Y	None	None		0.64%	None	0.00%	0.29%[2]	0.29%	0.00%	0.93%	0.05%[3]	0.88%[3]
R5 merging into Acquiring Fund R5	None	None		0.64%	None	0.00%	0.14%[2]	0.14%	0.00%	0.78%	0.02%[3]	0.76%[3]
R6 merging into Acquiring Fund R6	None	None		0.64%	None	0.00%	0.09%[2]	0.09%	0.00%	0.73%	0.02%[3]	0.71%[3]
(Target Fund) INVESCO OPPENHEIMER EQUITY INCOME FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.58%	0.24%[2]	0.00%	0.19%[2]	0.19%	0.00%	1.01%	0.00%[3]	1.01%[3]
C merging into Acquiring Fund C	None	1.00%		0.58%	1.00%	0.00%	0.19%[2]	0.19%	0.00%	1.77%	0.00%[3]	1.77%[3]
R merging into Acquiring Fund R	None	None		0.58%	0.50%	0.00%	0.19%[2]	0.19%	0.00%	1.27%	0.00%[3]	1.27%[3]
Y merging into Acquiring Fund Y	None	None		0.58%	None	0.00%	0.19%[2]	0.19%	0.00%	0.77%	0.00%[3]	0.77%[3]
R5 merging into Acquiring Fund R5	None	None		0.58%	None	0.00%	0.10%[2]	0.10%	0.00%	0.68%	0.02%[3]	0.66%[3]
R6 merging into Acquiring Fund R6	None	None		0.58%	None	0.00%	0.05%[2]	0.05%	0.00%	0.63%	0.02%[3]	0.61%[3]

(Acquiring Fund) INVESCO DIVIDEND INCOME FUND as of 10/31/19
A	5.50%	None	[1]	0.62%	0.25%	0.00%	0.20%	0.20%	0.01%	1.08%	0.01%[4,7]	1.07%[4,7]
C	None	1.00%		0.62%	1.00%	0.00%	0.20%	0.20%	0.01%	1.83%	0.01%[4,7]	1.82%[4,7]
R	None	None		**	**	**	**	**	**	**	**	**
Y	None	None		0.62%	None	0.00%	0.20%	0.20%	0.01%	0.83%	0.01%[4,7]	0.82%[4,7]
R5	None	None		0.62%	None	0.00%	0.15%	0.15%	0.01%	0.78%	0.01%[4,7]	0.77%[4,7]
R6	None	None		0.62%	None	0.00%	0.05%	0.05%	0.01%	0.68%	0.01%[4,7]	0.67%[4,7]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Pro Forma Combined INVESCO DIVIDEND INCOME FUND as of 10/31/19
A	5.50%	None	[1]	0.51%	0.23%	0.00%	0.20%	0.20%	0.01%	0.95%	0.01%[5,7]	0.94%[5,7]
C	None	1.00%		0.51%	1.00%	0.00%	0.20%	0.20%	0.01%	1.72%	0.01%[5,7]	1.71%[5,7]
R	None	None		0.51%	0.50%	0.00%	0.20%	0.20%	0.01%	1.22%	0.01%[5,7]	1.21%[5,7]
Y	None	None		0.51%	None	0.00%	0.20%	0.20%	0.01%	0.72%	0.01%[5,7]	0.71%[5,7]
R5	None	None		0.51%	None	0.00%	0.13%	0.13%	0.01%	0.65%	0.01%[5,7]	0.64%[5,7]
R6	None	None		0.51%	None	0.00%	0.05%	0.05%	0.01%	0.57%	0.01%[5,7]	0.56%[5,7]
(Target Fund) INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND as of 7/31/19
A merging into Acquiring Fund A	None	None	[1]	0.47%[8]	0.20%[9]	0.00%	0.29%[2]	0.29%	N/A	0.96%	0.35%[3]	0.61%[3]
C merging into Acquiring Fund C	None	1.00%		0.47%[8]	0.75%[9]	0.00%	0.29%[2]	0.29%	N/A	1.51%	0.90%[3]	0.61%[3]
R merging into Acquiring Fund R	None	None		0.47%[8]	0.50%[9]	0.00%	0.29%[2]	0.29%	N/A	1.26%	0.65%[3]	0.61%[3]
Y merging into Acquiring Fund Y	None	None		0.47%[8]	None	0.00%	0.29%[2]	0.29%	N/A	0.76%	0.20%[3]	0.56%[3]
R6 merging into Acquiring Fund R6	None	None		0.47%[8]	None	0.00%	0.14%[2]	0.14%	N/A	0.61%	0.15%[3]	0.46%[3]

(Acquiring Fund) INVESCO GOVERNMENT MONEY MARKET FUND as of 8/31/19
A	None	None	[1]	**	**	**	**	**	N/A	**	**	**
C	None	1.00%		0.15%	0.90%	0.00%	0.25%	0.25%	N/A	1.30%	0.00%	1.30%[4]
R	None	None		0.15%	0.40%	0.00%	0.25%	0.25%	N/A	0.80%	0.00%	0.80%[4]
Y	None	None		0.15%	None	0.00%	0.25%	0.25%	N/A	0.40%	0.00%	0.40%[4]
R6	None	None		0.15%	None	0.00%	0.18%	0.18%	N/A	0.33%	0.00%	0.33%[4]

Pro Forma Combined INVESCO GOVERNMENT MONEY MARKET FUND as of 8/31/19
A	None	None		0.15%	0.20%[9]	0.00%	0.25%	0.25%	N/A	0.60%	0.20%[5]	0.40%[5]
C	None	None		0.15%	0.75%[9]	0.00%	0.25%	0.25%	N/A	1.15%	0.75%[5]	0.40%[5]
R	None	None		0.15%	0.40%[9]	0.00%	0.25%	0.25%	N/A	0.80%	0.40%[5]	0.40%[5]
Y	None	None		0.15%	None	0.00%	0.25%	0.25%	N/A	0.40%	0.00%[5]	0.40%[5]
R6	None	None		0.15%	None	0.00%	0.16%	0.16%	N/A	0.31%	0.00%[5]	0.31%[5]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement		Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND as of 9/30/19
A merging into Acquiring Fund A	2.50%	None	[1]	0.59%	0.25%	0.13%	0.16%[2]	0.29%	N/A	1.13%	0.05%[3]		1.08%[3]
C merging into Acquiring Fund C	None	1.00%		0.59%	1.00%	0.13%	0.16%[2]	0.29%	N/A	1.88%	0.02%[3]		1.86%[3]
Y merging into Acquiring Fund Y	None	None		0.59%	None	0.13%	0.16%[2]	0.29%	N/A	0.88%	0.02%[3]		0.86%[3]
R6 merging into Acquiring Fund R6	None	None		0.59%	None	0.13%	0.14%[2]	0.27%	N/A	0.86%	0.10%[3]		0.76%[3]

(Acquiring Fund) INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND as of 8/31/19
A	2.50%	None	[1]	0.47%	0.25%	0.06%	0.13%	0.19%	N/A	0.91%	0.01%[4]		0.90%[4]
C	None	1.00%		0.47%	1.00%	0.06%	0.13%	0.19%	N/A	1.66%	0.01%[4]		1.65%[4]
Y	None	None		0.47%	None	0.06%	0.13%	0.19%	N/A	0.66%	0.01%[4]		0.65%[4]
R6	None	None		0.47%	None	0.06%	0.15%	0.21%	N/A	0.68%	0.03%[4]		0.65%[4]

Pro Forma Combined INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND as of 8/31/19
A	2.50%	None	[1]	0.42%	0.25%	0.06%	0.13%	0.19%	N/A	0.86%	0.00%		0.86%[5]
C	None	1.00%		0.42%	1.00%	0.06%	0.13%	0.19%	N/A	1.61%	0.00%		1.61%[5]
Y	None	None		0.42%	None	0.06%	0.13%	0.19%	N/A	0.61%	0.00%		0.61%[5]
R6	None	None		0.42%	None	0.06%	0.12%	0.18%	N/A	0.60%	0.00%		0.60%[5]
(Target Fund) INVESCO OPPENHEIMER LIMITED-TERM BOND FUND as of 8/31/19
A merging into Acquiring Fund A	2.50%	None	[1]	0.34%	0.24%[2]	0.00%	0.18%[2]	0.18%	N/A	0.76%	0.01	% [3]	0.75%[3]
C merging into Acquiring Fund C	None	1.00%		0.34%	1.00%	0.00%	0.18%[2]	0.18%	N/A	1.52%	0.00	% [3]	1.52%[3]
R merging into Acquiring Fund R	None	None		0.34%	0.50%	0.00%	0.18%[2]	0.18%	N/A	1.02%	0.00	% [3]	1.02%[3]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement		Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Y merging into Acquiring Fund Y	None	None		0.34%	None	0.00%	0.18%[2]	0.18%	N/A	0.52%	0.07	% [3]	0.45%[3]
R5 merging into Acquiring Fund R5	None	None		0.34%	None	0.00%	0.09%[2]	0.09%	N/A	0.43%	0.00	% [3]	0.43%[3]
R6 merging into Acquiring Fund R6	None	None		0.34%	None	0.00%	0.04%[2]	0.04%	N/A	0.38%	0.00	% [3]	0.38%[3]

(Acquiring Fund) INVESCO SHORT TERM BOND FUND as of 8/31/19
A	2.50%	None	[1]	0.32%	0.15%	0.00%	0.19%	0.19%	N/A	0.66%	0.00%		0.66%[4]
C	None	None		0.32%	0.65%[10]	0.00%	0.19%	0.19%	N/A	1.16%	0.15%		1.01%[4]
R	None	None		0.32%	0.50%	0.00%	0.19%	0.19%	N/A	1.01%	0.00%		1.01%[4]
Y	None	None		0.32%	None	0.00%	0.19%	0.19%	N/A	0.51%	0.00%		0.51%[4]
R5	None	None		0.32%	None	0.00%	0.06%	0.06%	N/A	0.38%	0.00%		0.38%[4]
R6	None	None		0.32%	None	0.00%	0.06%	0.06%	N/A	0.38%	0.00%		0.38%[4]

Pro Forma Combined INVESCO SHORT TERM BOND FUND as of 8/31/19
A	2.50%	None	[1]	0.31%	0.15%[10]	0.00%	0.18%	0.18%	N/A	0.64%	0.00%		0.64%[5]
C	None	None		0.31%	0.65%	0.00%	0.18%	0.18%	N/A	1.14%	0.15%		0.99%[5]
R	None	None		0.31%	0.50%	0.00%	0.18%	0.18%	N/A	0.99%	0.00%		0.99%[5]
Y	None	None		0.31%	None	0.00%	0.18%	0.18%	N/A	0.49%	0.04%		0.45%[5]
R5	None	None		0.31%	None	0.00%	0.05%	0.05%	N/A	0.36%	0.00%		0.36%[5]
R6	None	None		0.31%	None	0.00%	0.05%	0.05%	N/A	0.36%	0.00%		0.36%[5]
(Target Fund) INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND as of 9/30/19
A merging into Acquiring Fund A	2.50%	None	[1]	0.41%	0.24%[2]	0.00%	0.23%[2]	0.23%	N/A	0.88%	0.08%[3]		0.80%[3]
C merging into Acquiring Fund C	None	1.00%		0.41%	1.00%	0.00%	0.23%[2]	0.23%	N/A	1.64%	0.04%[3]		1.60%[3]
R merging into Acquiring Fund R	None	None		0.41%	0.50%	0.00%	0.23%[2]	0.23%	N/A	1.14%	0.04%[3]		1.10%[3]
Y merging into Acquiring Fund Y	None	None		0.41%	None	0.00%	0.23%[2]	0.23%	N/A	0.64%	0.14%[3]		0.50%[3]
R5 merging into Acquiring Fund R5	None	None		0.41%	None	0.00%	0.10%[2]	0.10%	N/A	0.51%	0.00%[3]		0.51%[3]
R6 merging into Acquiring Fund R6	None	None		0.41%	None	0.00%	0.05%[2]	0.05%[7]	N/A	0.46%[3]	0.00%[3]		0.46%[3]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

(Acquiring Fund) INVESCO QUALITY INCOME FUND as of 6/30/19
A	4.25%	None	[1]	0.47%	0.24%	0.00%	0.22%	0.22%	N/A	0.93%	0.00%	0.93%[4]
C	None	1.00%		0.47%	1.00%	0.00%	0.22%	0.22%	N/A	1.69%	0.00%	1.69%[4]
R	None	None		**	**	**	**	**	N/A	**	**	**
Y	None	None		0.47%	None	0.00%	0.22%	0.22%	N/A	0.69%	0.00%	0.69%[4]
R5	None	None		0.47%	None	0.00%	0.09%	0.09%	N/A	0.56%	0.00%	0.56%[4]
R6	None	None		0.47%	None	0.00%	0.09%	0.09%	N/A	0.56%	0.00%	0.56%[4]

Pro Forma Combined INVESCO QUALITY INCOME FUND as of 6/30/19
A	4.25%	None	[1]	0.40%	0.24%	0.00%	0.19%	0.19%	N/A	0.83%	0.03%[5]	0.80%[5]
C	None	1.00%		0.40%	1.00%	0.00%	0.19%	0.19%	N/A	1.59%	0.00%[5]	1.59%[5]
R	None	None		0.40%	0.50%	0.00%	0.19%	0.19%	N/A	1.09%	0.00%[5]	1.09%[5]
Y	None	None		0.40%	None	0.00%	0.19%	0.19%	N/A	0.59%	0.09%[5]	0.50%[5]
R5	None	None		0.40%	None	0.00%	0.06%	0.06%	N/A	0.46%	0.00%[5]	0.46%[5]
R6	None	None		0.40%	None	0.00%	0.05%	0.05%	N/A	0.45%	0.00%[5]	0.45%[5]
(Target Fund) INVESCO OPPENHEIMER GLOBAL INFRASTRUCTURE FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.89%	0.25%	0.00%	0.38%[2]	0.38%	N/A	1.52%	0.17%[3]	1.35%[3]
C merging into Acquiring Fund C	None	1.00%		0.89%	1.00%	0.00%	0.38%[2]	0.38%	N/A	2.27%	0.12%[3]	2.15%[3]
R merging into Acquiring Fund R	None	None		0.89%	0.50%	0.00%	0.38%[2]	0.38%	N/A	1.77%	0.12%[3]	1.65%[3]
Y merging into Acquiring Fund Y	None	None		0.89%	None	0.00%	0.38%[2]	0.38%	N/A	1.27%	0.17%[3]	1.10%[3]
R5 merging into Acquiring Fund R5	None	None		0.89%	None	0.00%	0.24%[2]	0.24%	N/A	1.13%	0.08%[3]	1.05%[3]
R6 merging into Acquiring Fund R6	None	None		0.89%	None	0.00%	0.19%[2]	0.19%	N/A	1.08%	0.08%[3]	1.00%[3]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Acquiring Fund) INVESCO GLOBAL INFRASTRUCTURE FUND as of 10/31/19
A	5.50%	None	[1]	0.84%	0.25%	0.00%	1.26%	1.26%	N/A	2.35%	1.07%[4]	1.28%[4]
C	None	1.00%		0.84%	1.00%	0.00%	1.26%	1.26%	N/A	3.10%	1.07%[4]	2.03%[4]
R	None	None		0.84%	0.50%	0.00%	1.26%	1.26%	N/A	2.60%	1.07%[4]	1.53%[4]
Y	None	None		0.84%	None	0.00%	1.26%	1.26%	N/A	2.10%	1.07%[4]	1.03%[4]
R5	None	None		0.84%	None	0.00%	1.23%	1.23%	N/A	2.07%	1.04%[4]	1.03%[4]
R6	None	None		0.84%	None	0.00%	1.15%	1.15%	N/A	1.99%	0.96%[4]	1.03%[4]

Pro Forma Combined INVESCO GLOBAL INFRASTRUCTURE FUND as of 10/31/19
A	5.50%	None	[1]	0.84%	0.23%	0.00%	0.45%	0.45%	N/A	1.52%	0.26%[5]	1.26%[5]
C	None	1.00%		0.84%	1.00%	0.00%	0.45%	0.45%	N/A	2.29%	0.26%[5]	2.03%[5]
R	None	None		0.84%	0.50%	0.00%	0.45%	0.45%	N/A	1.79%	0.26%[5]	1.53%[5]
Y	None	None		0.84%	None	0.00%	0.45%	0.45%	N/A	1.29%	0.26%[5]	1.03%[5]
R5	None	None		0.84%	None	0.00%	0.33%	0.33%	N/A	1.17%	0.14%[5]	1.03%[5]
R6	None	None		0.84%	None	0.00%	0.27%	0.27%	N/A	1.11%	0.11%[5]	1.00%[5]
(Target Fund) INVESCO OPPENHEIMER MID CAP VALUE FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.72%	0.25%	0.00%	0.26%[2]	0.26%	N/A	1.23%	0.07%[3]	1.16%[3]
C merging into Acquiring Fund C	None	1.00%		0.72%	1.00%	0.00%	0.26%[2]	0.26%	N/A	1.98%	0.08%[3]	1.90%[3]
R merging into Acquiring Fund R	None	None		0.72%	0.50%	0.00%	0.26%[2]	0.26%	N/A	1.48%	0.08%[3]	1.40%[3]
Y merging into Acquiring Fund Y	None	None		0.72%	None	0.00%	0.26%[2]	0.26%	N/A	0.98%	0.07%[3]	0.91%[3]
R5 merging into Acquiring Fund R5	None	None		0.72%	None	0.00%	0.12%[2]	0.12%	N/A	0.84%	0.04%[3]	0.80%[3]
R6 merging into Acquiring Fund R6	None	None		0.72%	None	0.00%	0.07%[2]	0.07%	N/A	0.79%	0.04%[3]	0.75%[3]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

(Acquiring Fund) INVESCO AMERICAN VALUE FUND as of 10/31/19
A	5.50%	None	[1]	0.72%	0.25%	0.00%	0.24%	0.24%	N/A	1.21%	0.00%	1.21%[4]
C	None	1.00%		0.72%	0.95%	0.00%	0.24%	0.24%	N/A	1.91%	0.00%	1.91%[4]
R	None	None		0.72%	0.50%	0.00%	0.24%	0.24%	N/A	1.46%	0.00%	1.46%[4]
Y	None	None		0.72%	None	0.00%	0.24%	0.24%	N/A	0.96%	0.00%	0.96%[4]
R5	None	None		0.72%	None	0.00%	0.15%	0.15%	N/A	0.87%	0.00%	0.87%[4]
R6	None	None		0.72%	None	0.00%	0.07%	0.07%	N/A	0.79%	0.00%	0.79%[4]

Pro Forma Combined INVESCO AMERICAN VALUE FUND as of 10/31/19
A	5.50%	None	[1]	0.65%	0.25%	0.00%	0.25%	0.25%	N/A	1.15%	0.00%	1.15%[5]
C	None	1.00%		0.65%	0.95%	0.00%	0.25%	0.25%	N/A	1.85%	0.00%	1.85%[5]
R	None	None		0.65%	0.50%	0.00%	0.25%	0.25%	N/A	1.40%	0.00%	1.40%[5]
Y	None	None		0.65%	None	0.00%	0.25%	0.25%	N/A	0.90%	0.00%	0.90%[5]
R5	None	None		0.65%	None	0.00%	0.14%	0.14%	N/A	0.79%	0.00%	0.79%[5]
R6	None	None		0.65%	None	0.00%	0.06%	0.06%	N/A	0.71%	0.00%	0.71%[5]
(Target Fund) INVESCO OPPENHEIMER REAL ESTATE FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.87%	0.25%	0.00%	0.30%[2]	0.30%	N/A	1.42%	0.08%[3]	1.34%[3]
C merging into Acquiring Fund C	None	1.00%		0.87%	1.00%	0.00%	0.30%[2]	0.30%	N/A	2.17%	0.08%[3]	2.09%[3]
R merging into Acquiring Fund R	None	None		0.87%	0.50%	0.00%	0.30%[2]	0.30%	N/A	1.67%	0.08%[3]	1.59%[3]
Y merging into Acquiring Fund Y	None	None		0.87%	None	0.00%	0.30%[2]	0.30%	N/A	1.17%	0.08%[3]	1.09%[3]
R5 merging into Acquiring Fund R5	None	None		0.87%	None	0.00%	0.09%[2]	0.09%	N/A	0.96%	0.00%[3]	0.96%[3]
R6 merging into Acquiring Fund R6	None	None		0.87%	None	0.00%	0.04%[2]	0.04%	N/A	0.91%	0.00%[3]	0.91%[3]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

(Acquiring Fund) INVESCO REAL ESTATE FUND as of 8/31/19
A	5.50%	None	[1]	0.73%	0.25%	0.00%	0.27%	0.27%	N/A	1.25%	0.00%	1.25%[4]
C	None	1.00%		0.73%	1.00%	0.00%	0.27%	0.27%	N/A	2.00%	0.00%	2.00%[4]
R	None	None		0.73%	0.50%	0.00%	0.27%	0.27%	N/A	1.50%	0.00%	1.50%[4]
Y	None	None		0.73%	None	0.00%	0.27%	0.27%	N/A	1.00%	0.00%	1.00%[4]
R5	None	None		0.73%	None	0.00%	0.14%	0.14%	N/A	0.87%	0.00%	0.87%[4]
R6	None	None		0.73%	None	0.00%	0.06%	0.06%	N/A	0.79%	0.00%	0.79%[4]

Pro Forma Combined INVESCO REAL ESTATE FUND as of 8/31/19
A	5.50%	None	[1]	0.73%	0.24%	0.00%	0.24%	0.24%	N/A	1.21%	0.00%	1.21%[5]
C	None	1.00%		0.73%	1.00%	0.00%	0.24%	0.24%	N/A	1.97%	0.00%	1.97%[5]
R	None	None		0.73%	0.50%	0.00%	0.24%	0.24%	N/A	1.47%	0.00%	1.47%[5]
Y	None	None		0.73%	None	0.00%	0.24%	0.24%	N/A	0.97%	0.00%	0.97%[5]
R5	None	None		0.73%	None	0.00%	0.12%	0.12%	N/A	0.85%	0.00%	0.85%[5]
R6	None	None		0.73%	None	0.00%	0.04%	0.04%	N/A	0.77%	0.00%	0.77%[5]
(Target Fund) INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND as of 9/30/19
A merging into Acquiring Fund A	2.50%	None	[1]	0.41%	0.25%	0.29%	0.14%[2]	0.43%	N/A	1.09%	0.00%	1.09%[3]
C merging into Acquiring Fund C	None	1.00%		0.41%	1.00%	0.29%	0.14%[2]	0.43%	N/A	1.84%	0.00%	1.84%[3]
Y merging into Acquiring Fund Y	None	None		0.41%	None	0.29%	0.14%[2]	0.43%	N/A	0.84%	0.00%	0.84%[3]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

(Acquiring Fund) INVESCO SHORT DURATION HIGH YIELD MUNICIPAL FUND as of 8/31/19
A	2.50%	None	[1]	0.49%	0.25%	0.07%	0.17%	0.24%	N/A	0.98%	0.12%	0.86%[4]
C	None	1.00%		0.49%	1.00%	0.07%	0.17%	0.24%	N/A	1.73%	0.12%	1.61%[4]
Y	None	None		0.49%	None	0.07%	0.17%	0.24%	N/A	0.73%	0.12%	0.61%[4]

Pro Forma Combined INVESCO SHORT DURATION HIGH YIELD MUNICIPAL FUND as of 8/31/19
A	2.50%	None	[1]	0.40%	0.25%	0.07%	0.14%	0.21%	N/A	0.86%	0.00%	0.86%[5]
C	None	1.00%		0.40%	1.00%	0.07%	0.14%	0.21%	N/A	1.61%	0.00%	1.61%[5]
Y	None	None		0.40%	None	0.07%	0.14%	0.21%	N/A	0.61%	0.00%	0.61%[5]
(Target Fund) INVESCO OPPENHEIMER SMALL CAP VALUE FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.79%	0.25%	0.00%	0.94%[2]	0.94%	N/A	1.98%	0.73%[3]	1.25%[3]
C merging into Acquiring Fund C	None	1.00%		0.79%	1.00%	0.00%	0.94%[2]	0.94%	N/A	2.73%	0.73%[3]	2.00%[3]
R merging into Acquiring Fund R	None	None		0.79%	0.50%	0.00%	0.94%[2]	0.94%	N/A	2.23%	0.73%[3]	1.50%[3]
Y merging into Acquiring Fund Y	None	None		0.79%	None	0.00%	0.94%[2]	0.94%	N/A	1.73%	0.73%[3]	1.00%[3]
R6 merging into Acquiring Fund R6	None	None		0.79%	None	0.00%	0.56%[2]	0.56%	N/A	1.35%	0.42%[3]	0.93%[3]

(Acquiring Fund) INVESCO SMALL CAP VALUE FUND as of 10/31/19
A	5.50%	None	[1]	0.65%	0.25%	0.00%	0.23%	0.23%	N/A	1.13%	0.00%	1.13%[4]
C	None	1.00%		0.65%	0.95%	0.00%	0.23%	0.23%	N/A	1.83%	0.00%	1.83%[4]
R	None	None		**	**	**	**	**	**	**	**	**
Y	None	None		0.65%	None	0.00%	0.23%	0.23%	N/A	0.88%	0.00%	0.88%[4]
R6	None	None		0.65%	None	0.00%	0.07%	0.07%	N/A	0.72%	0.00%	0.72%[4]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Pro Forma Combined INVESCO SMALL CAP VALUE FUND as of 10/31/19
A	5.50%	None	[1]	0.65%	0.25%	0.00%	0.24%	0.24%	N/A	1.14%	0.00%	1.14%[5]
C	None	1.00%		0.65%	1.00%	0.00%	0.24%	0.24%	N/A	1.89%	0.00%	1.89%[5]
R	None	None		0.65%	0.50%	0.00%	0.24%	0.24%	N/A	1.39%	0.00%	1.39%[5]
Y	None	None		0.65%	None	0.00%	0.24%	0.24%	N/A	0.89%	0.00%	0.89%[5]
R6	None	None		0.65%	None	0.00%	0.07%	0.07%	N/A	0.72%	0.00%	0.72%[5]
(Target Fund) INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND as of 7/31/19
A merging into Acquiring Fund Y	None	None	[1]	0.29%	0.00%	0.00%	0.09%[2]	0.09%	N/A	0.38%	0.08%[3]	0.30%[3]
Y merging into Acquiring Fund Y	None	None		0.29%	None	0.00%	0.09%[2]	0.09%	N/A	0.38%	0.13%[3]	0.25%[3]
R6 merging into Acquiring Fund R6	None	None		0.29%	None	0.00%	0.06%[2]	0.06%	N/A	0.35%	0.10%[3]	0.25%[3]

(Acquiring Fund) INVESCO CONSERVATIVE INCOME FUND as of 8/31/19
Y	None	None		0.24%	None	0.00%	0.15%	0.15%	N/A	0.39%	0.09%[4]	0.30%[4]
R6	None	None		0.24%	None	0.00%	0.09%	0.09%	N/A	0.33%	0.03%[4]	0.30%[4]

Pro Forma Combined INVESCO CONSERVATIVE INCOME FUND as of 8/31/19
Y	None	None		0.23%	None	0.00%	0.08%	0.08%	N/A	0.31%	0.06%[5]	0.25%[5]
R6	None	None		0.23%	None	0.00%	0.07%	0.07%	N/A	0.30%	0.05%[5]	0.25%[5]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Target Fund) INVESCO PENNSYLVANIA TAX FREE INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	4.25%	None	[1]	0.50%	0.25%	0.31%	0.26%	0.57%	N/A	1.32%	0.00%	1.32%[3]
C merging into Acquiring Fund C	None	1.00%		0.50%	1.00%	0.31%	0.26%	0.57%	N/A	2.07%	0.00%	2.07%[3]
Y merging into Acquiring Fund Y	None	None		0.50%	None	0.31%	0.26%	0.57%	N/A	1.07%	0.00%	1.07%[3]
R6 merging into Acquiring Fund R6	None	None		0.50%	None	0.31%	0.20%	0.51%	N/A	1.01%	0.00%	1.01%[3]

(Acquiring Fund) INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND as of 8/31/19
A	4.25%	None	[1]	0.52%	0.24%[2]	0.28%[7]	0.14%[2,7]	0.42%	N/A	1.18%[3]	0.00%	1.18%[4]
C	None	1.00%		0.52%	0.90%	0.28%[7]	0.14%[2,7]	0.42%	N/A	1.84%[3]	0.00%	1.84%[4]
Y	None	None		0.52%	None	0.28%[7]	0.14%[2,7]	0.42%	N/A	0.94%[3]	0.00%	0.94%[4]
R6	None	None		0.52%	None	0.28%[7]	0.12%[2,7]	0.40%	N/A	0.92%	0.02%[3]	0.90%[4]

Pro Forma Combined INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND as of 8/31/19
A	4.25%	None	[1]	0.46%	0.24%	0.28%	0.15%	0.43%	0.00%	1.13%	0.00%	1.13%[5]
C	None	1.00%		0.46%	0.90%	0.28%	0.15%	0.43%	0.00%	1.79%	0.00%	1.79%[5]
Y	None	None		0.46%	None	0.28%	0.15%	0.43%	0.00%	0.89%	0.00%	0.89%[5]
R6	None	None		0.46%	None	0.28%	0.10%	0.38%	0.00%	0.84%	0.00%	0.84%[5]
(Target Fund) INVESCO SMALL CAP DISCOVERY FUND as of 8/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.79%	0.25%	0.00%	0.29%	0.29%	0.00%	1.33%	0.00%	1.33%[3]
C merging into Acquiring Fund C	None	1.00%		0.79%	0.95%	0.00%	0.29%	0.29%	0.00%	2.03%	0.00%	2.03%[3]
Y merging into Acquiring Fund Y	None	None		0.79%	None	0.00%	0.29%	0.29%	0.00%	1.08%	0.00%	1.08%[3]
R5 merging into Acquiring Fund R5	None	None		0.79%	None	0.00%	0.17%	0.17%	0.00%	0.96%	0.00%	0.96%[3]
R6 merging into Acquiring Fund R6	None	None		0.79%	None	0.00%	0.08%	0.08%	0.00%	0.87%	0.00%	0.87%[3]

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses¥	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
(Acquiring Fund) INVESCO SMALL CAP GROWTH FUND as of 6/30/19
A	5.50%	None	[1]	0.68%	0.25%	0.00%	0.26%	0.26%	0.00%	1.19%	0.00%	1.19%[4]
C	None	1.00%		0.68%	1.00%	0.00%	0.26%	0.26%	0.00%	1.94%	0.00%	1.94%[4]
Y	None	None		0.68%	None	0.00%	0.26%	0.26%	0.00%	0.94%	0.00%	0.94%[4]
R5	None	None		0.68%	None	0.00%	0.12%	0.12%	0.00%	0.80%	0.00%	0.80%[4]
R6	None	None		0.68%	None	0.00%	0.03%	0.03%	0.00%	0.71%	0.00%	0.71%[4]

Pro Forma Combined INVESCO SMALL CAP GROWTH FUND as of 6/30/19
A	5.50%	None	[1]	0.67%	0.25%	0.00%	0.26%	0.26%	0.00%	1.18%	0.00%	1.18%[5]
C	None	1.00%		0.67%	0.95%	0.00%	0.26%	0.26%	0.00%	1.88%	0.00%	1.88%[5]
Y	None	None		0.67%	None	0.00%	0.26%	0.26%	0.00%	0.93%	0.00%	0.93%[5]
R5	None	None		0.67%	None	0.00%	0.13%	0.13%	0.00%	0.80%	0.00%	0.80%[5]
R6	None	None		0.67%	None	0.00%	0.03%	0.03%	0.00%	0.70%	0.00%	0.70%[5]
(Target Fund) INVESCO TECHNOLOGY SECTOR FUND as of 10/31/19
A merging into Acquiring Fund A	5.50%	None	[1]	0.67%	0.25%	0.00%	0.33%	0.33%	N/A	1.25%	0.00%	1.25%[3]
C merging into Acquiring Fund C	None	1.00%		0.67%	0.92%	0.00%	0.33%	0.33%	N/A	1.92%	0.00%	1.92%[3]
Y merging into Acquiring Fund Y	None	None		0.67%	None	0.00%	0.33%	0.33%	N/A	1.00%	0.00%	1.00%[3]

(Acquiring Fund) INVESCO TECHNOLOGY FUND as of 10/31/19
A	5.50%	None	[1]	0.66%	0.25%	0.00%	0.31%	0.31%	N/A	1.22%	0.00%	1.22%
C	None	1.00%		0.66%	1.00%	0.00%	0.31%	0.31%	N/A	1.97%	0.00%	1.97%
Y	None	None		0.66%	None	0.00%	0.31%	0.31%	N/A	0.97%	0.00%	0.97%

Pro Forma Combined INVESCO TECHNOLOGY FUND as of 10/31/19
A	5.50%	None	[1]	0.65%	0.24%	0.00%	0.30%	0.30%	N/A	1.19%	0.00%	1.19%
C	None	1.00%		0.65%	0.92%	0.00%	0.30%	0.30%	N/A	1.87%	0.00%	1.87%
Y	None	None		0.65%	None	0.00%	0.30%	0.30%	N/A	0.95%	0.00%	0.95%

Footnotes	to Fee Table:

†

Details regarding sales charges imposed on purchases and contingent deferred sales charges (“CDSCs”) can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Information Statement/Prospectus.

‡

There is no guarantee that actual expenses will be the same as those shown in the table. Pro forma numbers are estimated as if a Reorganization had been completed as of the dates indicated (i.e., the first day of the most recent fiscal period in the Acquiring Fund’s financials) and do not include the estimated costs of the Reorganization. For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

¥	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

*	Interest expenses include interest from borrowings and/or other forms of leverage.

**	Shares will not be issued until the Reorganization is effective.

N/A	means not applicable.

1.	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)” in each Fund’s prospectus for more information.

2.	Based on estimated amounts for the current fiscal year or have been restated to reflect current fees.

3.

Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses of the Target Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding (i) interest, (ii) taxes, (iii) dividend expenses on short sales, (iv) extraordinary or non-routine items, including litigation expenses, (v) Acquired Fund Fees and Expenses (for each Target Fund other than Invesco Oppenheimer Global Multi-Asset Income Fund), and (vi) expenses that a Target Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable) (items (i) through (vi) collectively referred to herein as “Excluded Expenses”) for the share classes of the Target Funds as outlined in the Chart A immediately following these footnotes (“expense limits”). With respect to the Invesco Oppenheimer Global Multi-Asset Income Fund, item (v) is not an Excluded Expense; please see the Fund’s current prospectus. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

4.

Invesco has contractually agreed to waive advisory fees and/or reimburse expenses of the Acquiring Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Excluded Expenses) for the share classes of the Acquiring Fund as outlined in the Chart B immediately following these footnotes (“expense limits”). With respect to the Invesco Oppenheimer International Diversified Fund, item (v) identified above is not an Excluded Expense; please see the Fund’s current prospectus. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

5.

Effective upon the closing of the Reorganizations, Invesco has contractually agreed, through May 31, 2021 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Excluded Expenses) for the share classes of the Acquiring Fund as shown in the Chart A immediately following these footnotes (the “expense limits”). With respect to the Invesco Oppenheimer International Diversified Fund, item (v) identified above is not an Excluded Expense; please see the Fund’s current prospectus. Unless Invesco Advisers continues the fee waiver agreements, they will terminate on the date indicated in the table below. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Acquiring Fund’s Board of Trustees.

6.

For the Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, Invesco has contractually agreed through at least May 31, 2021 to waive and/or reimburse certain Fund expenses at an annual rate of 0.07% of the Fund’s daily net assets.

7.

The Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

8.

Invesco has contractually agreed to limit advisory fees to 0.40% of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended without approval of the Board of Trustees.

9

Invesco Distributors has contractually agreed to waive all Rule12b-1 distribution plan payments for Class A Shares, Class C Shares and Class R Shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on

May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

10.

For the Invesco Short Term Bond Fund, Invesco Distributors has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

Chart A-TARGET FUND AND PRO FORMA ACQUIRING FUND EXPENSE LIMITATION AMOUNTS

Target Fund	Class A	Class C	Class R	Class Y	Class S	Class R5	Class R6	Expires	Pro Forma Acquiring Fund	Class A	Class C	Class R	Class Y	Class S	Class R5	Class R6	Expires
INVESCO CALIFORNIA TAX-FREE INCOME FUND	1.50%	2.00%		1.25%			1.25%	June 30, 2020	INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND	0.96%			0.70%			0.60%	May 31, 2021
INVESCO GLOBAL SMALL & MID CAP GROWTH FUND	2.25%	3.00%		2.00%		2.00%	2.00%	June 30, 2020	INVESCO GLOBAL GROWTH FUND	1.22%	1.97%		0.97%		0.87%	0.87%	May 31, 2021
INVESCO INTERNATIONAL ALLOCATION FUND	2.25%	3.00%	2.50%	2.00%		2.00%	2.00%	June 30, 2020	INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND	1.29%	2.04%	1.54%	0.99%		0.91%	0.88%	May 31, 2021
INVESCO MID CAP CORE EQUITY FUND	2.00%	2.75%	2.25%	1.75%		1.75%	1.75%	June 30, 2020	INVESCO OPPENHEIMER MAIN STREET MID CAP FUND	1.10%	1.84%	1.34%	0.84%		0.72%	0.67%	May 31, 2021
INVESCO MID CAP GROWTH FUND	2.00%	2.75%	2.25%	1.75%		1.75%	1.75%	June 30, 2020	INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUNDpg1	1.12%	1.86%	1.37%	0.87%		0.76%	0.71%	May 31, 2021
INVESCO MODERATE ALLOCATION FUND	1.50%	2.25%	1.75%	1.25%	1.40%	1.25%	1.25%	June 30, 2020	INVESCO OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND	0.47%	1.23%	0.72%	0.22%	0.37%	0.17%	0.12%	May 31, 2021
INVESCO NEW YORK TAX FREE INCOME FUND	1.50%	2.25%		1.25%			1.25%	June 30, 2020	INVESCO OPPENHEIMER ROCHESTER MUNICIPALS FUND	0.86%	1.62%		0.62%			0.52%	May 31, 2021
INVESCO OPPENHEIMER CAPITAL INCOME FUND	1.06%	1.80%	1.31%	0.80%		0.68%	0.63%	May 31, 2021	INVESCO MULTI-ASSET INCOME FUND	0.85%	1.60%	1.10%	0.60%		0.60%	0.60%	May 31, 2021
INVESCO OPPENHEIMER REAL ESTATE FUND	1.34%	2.09%	1.59%	1.09%		0.97%	0.92%	May 31, 2021	INVESCO REAL ESTATE FUND	1.34%	2.09%	1.59%	1.09%		0.97%	0.92%	May 31, 2021
INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND	0.81%	1.56%		0.56%				May 31, 2021	INVESCO SHORT DURATION HIGH YIELD MUNICIPAL FUND	0.79%	1.54%		0.54%				May 31, 2021
INVESCO OPPENHEIMER SMALL CAP VALUE FUND	1.25%	2.00%	1.50%	1.00%			0.93%	May 31, 2021	INVESCO SMALL CAP VALUE FUND	1.25%	2.00%	1.50%	1.00%			0.93%	May 31, 2021
INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND	0.30%			0.25%			0.25%	May 31, 2021	INVESCO CONSERVATIVE INCOME FUND	0.40%			0.25%			0.25%	May 31, 2021
INVESCO PENNSYLVANIA TAX FREE INCOME FUND	1.50%	2.25%	1.25%				1.25%	June 30, 2020	INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND	0.98%	1.62%		0.72%			0.62%	May 31, 2021

Target Fund	Class A	Class C	Class R	Class Y	Class S	Class R5	Class R6	Expires	Pro Forma Acquiring Fund	Class A	Class C	Class R	Class Y	Class S	Class R5	Class R6	Expires
INVESCO SMALL CAP DISCOVERY FUND	2.00%	2.75%		1.75%		1.75%	1.75%	June 30, 2020	INVESCO SMALL CAP GROWTH FUND	1.19%	1.94%		0.94%		0.80%	0.71%	May 31, 2021
INVESCO TECHNOLOGY SECTOR FUND	2.00%	2.75%		1.75%				June 30, 2020	INVESCO TECHNOLOGY FUND	1.22%	1.92%		0.97%				June 30, 2020
INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND	0.95%	1.75%	1.25%	0.75%		0.75%	0.70%	May 31, 2021	INVESCO MULTI-ASSET INCOME FUND	0.85%	1.60%	1.10%	0.60%		0.60%	0.60%	May 31, 2021
INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND	1.14%	1.88%	1.37%	0.88%		0.76%	0.71%	May 31, 2021	INVESCO DIVIDEND INCOME FUND	1.05%	1.80%	1.30%	0.80%		0.66%	0.61%	May 31, 2021
INVESCO OPPENHEIMER EQUITY INCOME FUND	1.05%	1.80%	1.30%	0.80%		0.66%	0.61%	May 31, 2021	INVESCO DIVIDEND INCOME FUND	1.05%	1.80%	1.30%	0.80%		0.66%	0.61%	May 31, 2021
INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND	0.89%	1.44%	1.19%	0.64%			0.54%	May 31, 2021	INVESCO GOVERNMENT MONEY MARKET FUND	0.89%	1.44%	1.19%	0.64%			0.54%	May 31, 2021
INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND	0.95%	1.73%		0.73%			0.63%	May 31, 2021	INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND	0.84%	1.59%		0.59%			0.59%	May 31, 2021
INVESCO OPPENHEIMER LIMITED-TERM BOND FUND	0.75%	1.59%	1.09%	0.45%		0.44%	0.39%	May 31, 2021	INVESCO SHORT TERM BOND FUND	0.75%	1.59%	1.09%	0.45%		0.44%	0.39%	May 31, 2021
INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND	0.80%	1.60%	1.10%	0.50%		0.53%	0.48%	May 31, 2021	INVESCO QUALITY INCOME FUND	0.80%	1.60%	1.10%	0.50%		0.53%	0.48%	May 31, 2021
INVESCO OPPENHEIMER GLOBAL INFRASTRUCTURE FUND	1.35%	2.15%	1.65%	1.10%		1.05%	1.00%	May 31, 2021	INVESCO GLOBAL INFRASTRUCTURE FUND	1.28%	2.03%	1.53%	1.03%		1.03%	1.00%	May 31, 2021
INVESCO OPPENHEIMER MID CAP VALUE FUND	1.16%	1.90%	1.40%	0.91%		0.80%	0.75%	May 31, 2021	INVESCO AMERICAN VALUE FUND	1.16%	1.90%	1.40%	0.91%		0.80%	0.75%	May 31, 2021

Chart B Acquiring Fund (Pre Reorganization Expense Limits)

Acquiring Fund	Class A	Class C	Class R	Class Y	Class S	Class R5	Class R6	Expires
INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND	0.96%			0.70%			0.60%	May 31, 2021
INVESCO GLOBAL GROWTH FUND	1.22%	1.97%		0.97%		0.97%	0.97%	February 28, 2021
INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND	1.29%	2.04%	1.54%	0.99%		0.93%	0.88%	May 31, 2021
INVESCO OPPENHEIMER MAIN STREET MID CAP FUND	1.10%	1.84%	1.34%	0.84%		0.72%	0.67%	May 31, 2021
INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND	1.12%	1.86%	1.37%	0.87%		0.76%	0.71%	May 31, 2021
INVESCO OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND	0.47%	1.23%	0.72%	0.22%	0.37%	0.17%	0.12%	May 31, 2021
INVESCO OPPENHEIMER ROCHESTER MUNICIPALS FUND	0.86%	1.62%		0.62%			0.52%	May 31, 2021
INVESCO MULTI-ASSET INCOME FUND	0.85%	1.60%	1.10%	0.60%		0.60%	0.60%	February 28, 2021
INVESCO DIVIDEND INCOME FUND	2.00%	2.75%		1.75%		1.75%	1.75%	June 30, 2020
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND	0.84%	1.59%		0.59%			0.59%	June 30, 2020
INVESCO SHORT TERM BOND FUND	1.40%	1.75%	1.75%	1.25%		1.25%	1.25%	June 30, 2020
INVESCO QUALITY INCOME FUND	1.50%	2.25%		1.25%		1.25%	1.25%	June 30, 2020
INVESCO GLOBAL INFRASTRUCTURE FUND	1.28%	2.03%	1.53%	1.03%		1.03%	1.03%	February 28, 2021
INVESCO AMERICAN VALUE FUND	2.00%	2.75%	2.25%	1.75%		1.75%	1.75%	June 30, 2020
INVESCO REAL ESTATE FUND	2.00%	2.75%	2.25%	1.75%		1.75%	1.75%	June 30, 2020
INVESCO SHORT DURATION HIGH YIELD MUNICIPAL FUND	0.79%	1.54%		0.54%				December 31, 2020
INVESCO SMALL CAP VALUE FUND	2.00%	2.75%		1.75%			1.75%	May 31, 2021
INVESCO SMALL CAP GROWTH FUND	2.00%	2.75%		1.75%		1.75%	1.75%	June 30, 2020
INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND	0.98%	1.62%		0.72%			0.62%	May 31, 2021
INVESCO TECHOLOGY FUND	2.00%	2.75%		1.75%				June 30, 2020
INVESCO CONSERVATIVE INCOME FUND	0.40%			0.30%			0.30%	April 30, 2021

Expense Examples

These Examples are intended to help you compare the costs of investing in different classes of a Target Fund and its corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

These Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. These Examples do not include commissions and/or other forms of compensation that investors must pay on transactions in Class Y and Class R6 shares. These Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same and an Acquiring Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and an Acquiring Fund’s Total Annual Fund Operating Expenses thereafter. These Examples reflect fee waivers and/or expense reimbursements that are contractual, if any, but do not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
(Target Fund) INVESCO CALIFORNIA TAX-FREE INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	$524	$734	$962	$1,615	$524	$734	$962	$1,615
C merging into Acquiring Fund A	$254	$479	$826	$1,807	$154	$479	$826	$1,807
Y merging into Acquiring Fund Y	$78	$245	$425	$949	$78	$245	$425	$949
R6 merging into Acquiring Fund R6	$68	$214	$372	$832	$68	$214	$372	$832

(Acquiring Fund) INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND as of 8/31/19
A	$532	$760	$1,005	$1,708	$532	$760	$1,005	$1,708
Y	$88	$274	$477	$1,061	$88	$274	$477	$1,061
R6	$87	$271	$471	$1,049	$87	$271	$471	$1,049

Pro Forma Combined INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND as of 8/31/19
A/C/A	$530	$754	$995	$1,686	$530	$754	$995	$1,686
Y	$86	$268	$466	$1,037	$86	$268	$466	$1,037
R6	$80	$249	$433	$966	$80	$249	$433	$966
(Target Fund) INVESCO GLOBAL SMALL & MID CAP GROWTH FUND as of 10/31/19
A merging into Acquiring Fund A	$678	$950	$1,243	$2,073	$678	$950	$1,243	$2,073
C merging into Acquiring Fund C	$311	$654	$1,123	$2,420	$211	$654	$1,123	$2,420
Y merging into Acquiring Fund Y	$110	$346	$600	$1,328	$110	$346	$600	$1,328
R5 merging into Acquiring Fund R5	$99	$311	$541	$1,200	$99	$311	$541	$1,200
R6 merging into Acquiring Fund R6	$93	$292	$508	$1,130	$93	$292	$508	$1,130

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

(Acquiring Fund) INVESCO GLOBAL GROWTH FUND as of 10/31/19
A	$668	$939	$1,230	$2,055	$668	$939	$1,230	$2,055
C	$301	$642	$1,109	$2,403	$201	$642	$1,109	$2,403
Y	$100	$334	$586	$1,308	$100	$334	$586	$1,308
R5	$89	$278	$482	$1,073	$89	$278	$482	$1,073
R6	$89	$278	$482	$1,073	$89	$278	$482	$1,073

Pro Forma Combined INVESCO GLOBAL GROWTH FUND as of 10/31/19
A	$668	$935	$1,221	$2,036	$668	$935	$1,221	$2,036
C	$301	$638	$1,101	$2,383	$201	$638	$1,101	$2,383
Y	$100	$329	$577	$1,287	$100	$329	$577	$1,287
R5	$87	$271	$471	$1,049	$87	$271	$471	$1,049
R6	$87	$271	$471	$1,049	$87	$271	$471	$1,049
(Target Fund) INVESCO INTERNATIONAL ALLOCATION FUND as of 6/30/19
A merging into Acquiring Fund A	$686	$972	$1,279	$2,148	$686	$972	$1,279	$2,148
C merging into Acquiring Fund C	$319	$676	$1,159	$2,493	$219	$676	$1,159	$2,493
R merging into Acquiring Fund R	$169	$523	$902	$1,965	$169	$523	$902	$1,965
Y merging into Acquiring Fund Y	$118	$368	$638	$1,409	$118	$368	$638	$1,409
R5 merging into Acquiring Fund R5	$101	$315	$547	$1,213	$101	$315	$547	$1,213
R6 merging into Acquiring Fund R6	$92	$287	$498	$1,108	$92	$287	$498	$1,108

(Acquiring Fund) INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND as of 6/30/19
A	$672	$931	$1,209	$2,000	$672	$931	$1,209	$2,000
C	$305	$634	$1,088	$2,348	$205	$634	$1,088	$2,348
R	$155	$480	$829	$1,813	$155	$480	$829	$1,813
Y	$101	$319	$557	$1,242	$101	$319	$557	$1,242
R5	$93	$290	$504	$1,120	$93	$290	$504	$1,120
R6	$88	$274	$477	$1,061	$88	$274	$477	$1,061

Pro Forma Combined INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND as of 6/30/19
A	$672	$931	$1,209	$2,000	$672	$931	$1,209	$2,000
C	$305	$634	$1,088	$2,348	$205	$634	$1,088	$2,348
R	$155	$480	$829	$1,813	$155	$480	$829	$1,813
Y	$101	$319	$557	$1,242	$101	$319	$557	$1,242
R5	$93	$293	$574	$1,149	$93	$293	$574	$1,149
R6	$88	$274	$477	$1,061	$88	$274	$477	$1,061
(Target Fund) INVESCO MID CAP CORE EQUITY FUND as of 6/30/19
A merging into Acquiring Fund A	$669	$926	$1,202	$1,987	$669	$926	$1,202	$1,987
C merging into Acquiring Fund C	$302	$628	$1,081	$2,336	$202	$628	$1,081	$2,336
R merging into Acquiring Fund R	$149	$466	$806	$1,767	$149	$466	$806	$1,767
Y merging into Acquiring Fund Y	$98	$310	$540	$1,200	$98	$310	$540	$1,200

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
R5 merging into Acquiring Fund R5	$89	$282	$491	$1,094	$89	$282	$491	$1,094
R6 merging into Acquiring Fund R6	$82	$260	$454	$1,013	$82	$260	$454	$1,013

(Acquiring Fund) INVESCO OPPENHEIMER MAIN STREET MID CAP FUND as of 6/30/19
A	$656	$883	$1,129	$1,835	$656	$883	$1,129	$1,835
C	$287	$583	$1,009	$2,194	$187	$583	$1,009	$2,194
R	$136	$429	$747	$1,650	$136	$429	$747	$1,650
Y	$86	$273	$480	$1,077	$86	$273	$480	$1,077
R5	$74	$232	$407	$915	$74	$232	$407	$915
R6	$68	$217	$380	$855	$68	$217	$380	$855

Pro Forma Combined INVESCO OPPENHEIMER MAIN STREET MID CAP FUND as of 6/30/19
A	$656	$880	$1,122	$1,814	$656	$880	$1,122	$1,814
C	$287	$582	$1,003	$2,176	$187	$582	$1,003	$2,176
R	$136	$429	$743	$1,633	$136	$429	$743	$1,633
Y	$86	$272	$475	$1,059	$86	$272	$475	$1,059
R5	$73	$236	$413	$926	$73	$236	$413	$926
R6	$69	$217	$378	$847	$69	$217	$378	$847
(Target Fund) INVESCO MID CAP GROWTH FUND as of 10/31/19
A merging into Acquiring Fund A	$661	$895	$1,148	$1,871	$661	$895	$1,148	$1,871
C merging into Acquiring Fund C	$284	$569	$980	$2,127	$184	$569	$980	$2,127
R merging into Acquiring Fund R	$143	$443	$766	$1,680	$143	$443	$766	$1,680
Y merging into Acquiring Fund Y	$92	$287	$498	$1,108	$92	$287	$498	$1,108
R5 merging into Acquiring Fund R5	$83	$259	$450	$1,002	$83	$259	$450	$1,002
R6 merging into Acquiring Fund R6	$74	$230	$401	$894	$74	$230	$401	$894

(Acquiring Fund) INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND as of 10/31/19
A	$657	$883	$1,128	$1,827	$657	$883	$1,128	$1,827
C	$290	$588	$1,011	$2,190	$190	$588	$1,011	$2,190
R	$139	$434	$750	$1,646	$139	$434	$750	$1,646
Y	$89	$278	$482	$1,073	$89	$278	$482	$1,073
R5	$76	$237	$411	$918	$76	$237	$411	$918
R6	$69	$218	$379	$847	$69	$218	$379	$847

Pro Forma Combined INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND as of 10/31/19
A	$651	$866	$1,098	$1,762	$651	$866	$1,098	$1,762
C	$277	$548	$944	$2,052	$177	$548	$944	$2,052
R	$135	$421	$729	$1,601	$135	$421	$729	$1,601
Y	$85	$265	$460	$1,025	$85	$265	$460	$1,025
R5	$76	$237	$411	$918	$76	$237	$411	$918
R6	$67	$211	$368	$822	$67	$211	$368	$822

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
(Target Fund) INVESCO MODERATE ALLOCATION FUND as of 6/30/19
A merging into Acquiring Fund A	$647	$854	$1,077	$1,718	$647	$854	$1,027	$1,718
C merging into Acquiring Fund C	$279	$554	$954	$2,073	$179	$554	$954	$2,073
R merging into Acquiring Fund R	$128	$400	$692	$1,523	$128	$400	$692	$1,523
Y merging into Acquiring Fund Y	$78	$243	$422	$942	$78	$243	$422	$942
S merging into Acquiring Fund S	$93	$290	$504	$1,120	$93	$290	$504	$1,120
R5 merging into Acquiring Fund R5	$73	$227	$395	$883	$73	$227	$395	$883
R6 merging into Acquiring Fund R6	$73	$227	$395	$883	$73	$227	$395	$883

(Acquiring Fund) INVESCO OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND as of 7/31/19
A	$645	$855	$1,089	$1,761	$645	$855	$1,089	$1,761
C	$278	$559	$972	$2,125	$178	$559	$972	$2,125
R	$127	$404	$710	$1,578	$127	$404	$710	$1,578
Y	$77	$247	$441	$1,000	$77	$247	$441	$1,000
S	†	†	†	†	†	†	†	†
R5	$73	$235	$419	$953	$93	$290	$504	$1,120
R6	$73	$235	$419	$953	$73	$235	$419	$953

Pro Forma Combined INVESCO OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND as of 7/31/19
A	$645	$862	$1,096	$1,767	$645	$862	$1,096	$1,767
C	$278	$566	$979	$2,132	$178	$566	$979	$2,132
R	$127	$411	$717	$1,584	$127	$411	$717	$1,584
Y	$77	$255	$448	$1,007	$77	$255	$448	$1,007
S	$92	$302	$529	$1,183	$92	$302	$529	$1,183
R5	$73	$242	$426	$960	$73	$242	$426	$960
R6	$73	$242	$426	$960	$73	$242	$426	$960

† S Shares will not be issued until the Reorganization is effective
(Target Fund) INVESCO NEW YORK TAX FREE INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	$542	$790	$1,058	$1,820	$542	$790	$1,058	$1,820
C merging into Acquiring Fund C	$298	$613	$1,053	$2,277	$198	$613	$1.053	$2,277
Y merging into Acquiring Fund Y	$97	$303	$527	$1,169	$97	$303	$527	$1,169
R6 merging into Acquiring Fund R6	$91	$286	$496	$1,103	$91	$286	$496	$1,103

(Acquiring Fund) INVESCO OPPENHEIMER ROCHESTER MUNICIPALS FUND as of 6/30/19
A	$532	$760	$1,005	$1,708	$532	$760	$1,005	$1,708
C	$289	$585	$1,006	$2,180	$189	$585	$1,006	$2,180
Y	$88	$274	$477	$1,061	$88	$274	$477	$1,061
R6	$84	$265	$465	$1,043	$84	$265	$465	$1,043

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Pro Forma Combined INVESCO OPPENHEIMER ROCHESTER MUNICIPALS FUND as of 6/30/19
A	$531	$756	$999	$1,695	$531	$756	$999	$1,695
C	$288	$581	$999	$2,167	$188	$581	$999	$2,167
Y	$87	$270	$470	$1,046	$87	$270	$470	$1,046
R6	$83	$262	$457	$1,019	$83	$262	$457	$1,019
(Target Fund) INVESCO OPPENHEIMER CAPITAL INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	$641	$837	$1,054	$1,678	$641	$837	$1,054	$1,678
C merging into Acquiring Fund C	$274	$543	$941	$2,056	$174	$543	$941	$2,056
R merging into Acquiring Fund R	$123	$388	$678	$1,504	$123	$388	$678	$1,504
Y merging into Acquiring Fund Y	$73	$231	$409	$923	$73	$231	$409	$923
R5 merging into Acquiring Fund R5	$63	$203	$360	$815	$63	$203	$360	$815
R6 merging into Acquiring Fund R6	$58	$187	$332	$754	$58	$187	$332	$754

(Target Fund) INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND as of 10/31/19
A merging into Acquiring Fund A	$642	$913	$1,282	$2,317	$642	$913	$1,282	$2,317
C merging into Acquiring Fund C	$278	$625	$1,172	$2,668	$178	$625	$1,172	$2,668
R merging into Acquiring Fund R	$127	$471	$915	$2,149	$127	$471	$915	$2,149
Y merging into Acquiring Fund Y	$77	$316	$652	$1,601	$77	$316	$652	$1,601
R5 merging into Acquiring Fund R5	$77	$312	$641	$1,573	$77	$312	$641	$1,573
R6 merging into Acquiring Fund R6	$72	$297	$615	$1,516	$72	$297	$615	$1,516

(Acquiring Fund) INVESCO MULTI-ASSET INCOME FUND as of 10/31/19
A	$632	$833	$1,050	$1,674	$632	$833	$1,050	$1,674
C	$264	$533	$927	$2,031	$164	$533	$927	$2,031
R	$112	$377	$663	$1,477	$112	$377	$663	$1,477
Y	$61	$220	$393	$894	$61	$220	$393	$894
R5	$61	$212	$375	$850	$61	$212	$375	$850
R6	$61	$194	$339	$761	$61	$194	$339	$761

Pro forma Combined INVESCO MULTI-ASSET INCOME FUND as of 10/31/19
A	$630	$802	$989	$1,529	$630	$802	$989	$1,529
C	$263	$198	$236	$349	$163	$198	$236	$349
R	$112	$352	$611	$1,351	$112	$352	$611	$1,351
Y	$61	$194	$339	$761	$61	$194	$339	$761
R5	$56	$178	$312	$701	$56	$178	$312	$701
R6	$48	$153	$268	$603	$48	$153	$268	$603
(Target Fund) INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND as of 10/31/19
A merging into Acquiring Fund A	$660	$895	$1,153	$1,887	$660	$895	$1,153	$1,887
C merging into Acquiring Fund C	$291	$596	$1,032	$2,245	$191	$596	$1,032	$2,245
R merging into Acquiring Fund R	$139	$440	$770	$1,702	$139	$440	$770	$1,702
Y merging into Acquiring Fund Y	$90	$286	$505	$1,134	$90	$286	$505	$1,134

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
R5 merging into Acquiring Fund R5	$78	$245	$429	$962	$78	$245	$429	$962
R6 merging into Acquiring Fund R6	$73	$229	$402	$903	$73	$229	$402	$903

(Target Fund) INVESCO OPPENHEIMER EQUITY INCOME FUND as of 10/31/19
A merging into Acquiring Fund A	$647	$854	$1,077	$1,718	$647	$854	$1,077	$1,718
C merging into Acquiring Fund C	$280	$557	$959	$2,084	$180	$557	$959	$2,084
R merging into Acquiring Fund R	$129	$403	$697	$1,534	$129	$403	$697	$1,534
Y merging into Acquiring Fund Y	$79	$246	$428	$954	$79	$246	$428	$954
R5 merging into Acquiring Fund R5	$67	$213	$375	$843	$67	$213	$375	$843
R6 merging into Acquiring Fund R6	$62	$198	$347	$782	$62	$198	$347	$782

(Acquiring Fund) INVESCO DIVIDEND INCOME FUND as of 10/31/19
A	$653	$874	$1,112	$1,794	$653	$874	$1,112	$1,794
C	$285	$575	$989	$2,147	$185	$575	$989	$2,147
R	†	†	†	†	†	†	†	†
Y	$84	$264	$460	$1,024	$84	$264	$460	$1,024
R5	$79	$248	$432	$965	$79	$248	$432	$965
R6	$68	$217	$378	$846	$68	$217	$378	$846

Pro Forma Combined INVESCO DIVIDEND INCOME FUND as of 10/31/19
A	$641	$835	$1,046	$1,651	$641	$835	$1,046	$1,651
C	$274	$541	$932	$2,029	$174	$541	$932	$2,029
R	$123	$386	$669	$1,476	$123	$386	$669	$1,476
Y	$73	$229	$400	$894	$73	$229	$400	$894
R5	$65	$207	$361	$809	$65	$207	$361	$809
R6	$56	$178	$312	$701	$56	$178	$312	$701

† R Shares will not be issued until the Reorganization
(Target Fund) INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND as of 7/31/19
A merging into Acquiring Fund A	$62	$271	$497	$1,146	$62	$271	$497	$1,146
C merging into Acquiring Fund C	$162	$389	$738	$1,725	$62	$389	$738	$1,725
R merging into Acquiring Fund R	$62	$335	$629	$1,465	$62	$335	$629	$1,465
Y merging into Acquiring Fund Y	$57	$223	$403	$924	$57	$223	$403	$924
R6 merging into Acquiring Fund R6	$47	$180	$325	$748	$47	$180	$325	$748

(Acquiring Fund) INVESCO GOVERNMENT MONEY MARKET FUND as of 8/31/19
A	†	†	†	†	†	†	†	†
C	$232	$412	$713	$1,568	$132	$412	$713	$1,568
R	$82	$255	$444	$990	$82	$255	$444	$990
Y	$41	$128	$224	$505	$41	$128	$224	$505
R6	$34	$106	$185	$418	$34	$106	$185	$418

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Pro Forma Combined INVESCO GOVERNMENT MONEY MARKET FUND as of 8/31/19
A	$41	$172	$315	$731	$41	$172	$315	$731
C	$141	$291	$560	$1,331	$41	$291	$560	$1,331
R	$41	$215	$405	$953	$41	$215	$405	$953
Y	$41	$128	$224	$505	$41	$128	$224	$505
R6	$32	$100	$174	$393	$32	$100	$174	$393

† A Shares will not be issued until the Reorganization is effective
(Target Fund) INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND as of 9/30/19
A merging into Acquiring Fund A	$358	$597	$854	$1,591	$358	$597	$854	$1,591
C merging into Acquiring Fund C	$289	$590	$1,017	$2,204	$189	$590	$1,017	$2,204
Y merging into Acquiring Fund Y	$88	$280	$488	$1,088	$88	$280	$488	$1,088
R6 merging into Acquiring Fund R6	$77	$264	$467	$1,051	$77	$264	$467	$1,051

(Acquiring Fund) INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND as of 8/31/19
A	$340	$533	$742	$1,344	$340	$533	$742	$1,344
C	$268	$523	$903	$1,968	$168	$523	$903	$1,968
Y	$67	$211	$369	$826	$67	$211	$369	$826
R6	$67	$215	$376	$844	$67	$215	$376	$844

Pro Forma Combined INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND as of 8/31/19
A	$336	$518	$716	$1,287	$336	$518	$716	$1,287
C	$264	$509	$877	$1,913	$164	$509	$877	$1,913
Y	$63	$196	$341	$765	$63	$196	$341	$765
R6	$62	$194	$337	$756	$62	$194	$337	$756
(Target Fund) INVESCO OPPENHEIMER LIMITED-TERM BOND FUND as of 8/31/19
A merging into Acquiring Fund A	$324	$484	$659	$1,165	$324	$484	$659	$1,165
C merging into Acquiring Fund C	$254	$480	$828	$1,810	$154	$480	$828	$1,810
R merging into Acquiring Fund R	$104	$324	$562	$1,246	$104	$324	$562	$1,246
Y merging into Acquiring Fund Y	$46	$152	$275	$636	$46	$152	$275	$636
R5 merging into Acquiring Fund R5	$44	$137	$239	$537	$44	$137	$239	$537
R6 merging into Acquiring Fund R6	$38	$121	$211	$475	$38	$121	$211	$475

(Acquiring Fund) INVESCO SHORT TERM BOND FUND as of 8/31/19
A	$316	$455	$607	$1,049	$316	$455	$607	$1,049
C	$203	$353	$623	$1,393	$103	$353	$623	$1,393
R	$103	$321	$556	$1,233	$103	$321	$556	$1,233
Y	$52	$163	$284	$637	$52	$163	$284	$637
R5	$39	$123	$215	$483	$39	$123	$215	$483
R6	$39	$123	$215	$485	$39	$123	$215	$485

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Pro Forma Combined INVESCO SHORT TERM BOND FUND as of 8/31/19
A	$314	$451	$600	$1,033	$314	$451	$600	$1,033
C	$201	$349	$615	$1,377	$101	$349	$615	$1,377
R	$101	$317	$549	$1,218	$101	$317	$549	$1,218
Y	$46	$154	$272	$617	$46	$154	$272	$617
R5	$37	$117	$204	$460	$37	$117	$204	$460
R6	$36	$114	$199	$449	$36	$114	$199	$449
(Target Fund) INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND as of 9/30/19
A merging into Acquiring Fund A	$503	$685	$882	$1,451	$503	$685	$882	$1,451
C merging into Acquiring Fund C	$262	$512	$886	$1,936	$162	$512	$886	$1,936
R merging into Acquiring Fund R	$112	$357	$622	$1,378	$112	$357	$622	$1,378
Y merging into Acquiring Fund Y	$51	$189	$341	$780	$51	$189	$341	$780
R5 merging into Acquiring Fund R5	$52	$164	$285	$640	$52	$164	$285	$640
R6 merging into Acquiring Fund R6	$47	$148	$258	$579	$47	$148	$258	$579

(Acquiring Fund) INVESCO QUALITY INCOME FUND as of 6/30/19
A	$343	$540	$754	$1,370	$343	$540	$754	$1,370
C	$272	$534	$920	$2,003	$172	$534	$920	$2,003
R	†	†	†	†	†	†	†	†
Y	$71	$222	$387	$864	$71	$222	$387	$864
R5	$58	$181	$315	$706	$58	$181	$315	$706
R6	$57	$180	$313	$702	$57	$180	$313	$702

Pro Forma Combined INVESCO QUALITY INCOME FUND as of 6/30/19
A	$333	$510	$702	$1,255	$333	$510	$702	$1,255
C	$262	$503	$868	$1,894	$162	$503	$868	$1,894
R	$112	$348	$603	$1,334	$112	$348	$603	$1,334
Y	$61	$191	$332	$744	$61	$191	$332	$744
R5	$47	$147	$256	$577	$47	$147	$256	$577
R6	$47	$146	$255	$573	$47	$146	$255	$573

† R Shares will not be issued until the Reorganization is effective
(Target Fund) INVESCO OPPENHEIMER GLOBAL INFRASTRUCTURE FUND as of 10/31/19
A merging into Acquiring Fund A	$680	$972	$1,302	$2,235	$680	$972	$1,302	$2,235
C merging into Acquiring Fund C	$318	$686	$1,193	$2,586	$218	$686	$1,193	$2,586
R merging into Acquiring Fund R	$168	$533	$936	$2,063	$168	$533	$936	$2,063
Y merging into Acquiring Fund Y	$112	$368	$663	$1,503	$112	$368	$663	$1,503
R5 merging into Acquiring Fund R5	$107	$343	$606	$1,360	$107	$343	$606	$1,360
R6 merging into Acquiring Fund R6	$102	$327	$580	$1,302	$102	$327	$580	$1,302

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

(Acquiring Fund) INVESCO GLOBAL INFRASTRUCTURE FUND as of 10/31/19
A	$673	$1,146	$1,645	$3,011	$673	$1,146	$1,645	$3,011
C	$306	$857	$1,532	$3,337	$206	$857	$1,532	$3,337
R	$156	$707	$1,284	$2,855	$156	$707	$1,284	$2,855
Y	$105	$554	$1,030	$2,346	$105	$554	$1,030	$2,346
R5	$105	$548	$1,018	$2,317	$105	$548	$1,018	$2,317
R6	$105	$531	$984	$2,239	$105	$531	$984	$2,239

Pro Forma Combined INVESCO GLOBAL INFRASTRUCTURE FUND as of 10/31/19
A	$671	$980	$1,310	$2,242	$671	$980	$1,310	$2,242
C	$306	$690	$1,202	$2,606	$206	$690	$1,202	$2,606
R	$156	$538	$946	$2,085	$156	$538	$946	$2,085
Y	$105	$383	$683	$1,534	$105	$383	$683	$1,534
R5	$105	$358	$630	$1,408	$105	$358	$630	$1,408
R6	$102	$342	$601	$1,342	$102	$342	$601	$1,342
(Target Fund) INVESCO OPPENHEIMER MID CAP VALUE FUND as of 10/31/19
A merging into Acquiring Fund A	$662	$905	$1,175	$1,945	$662	$905	$1,175	$1,945
C merging into Acquiring Fund C	$293	$606	$1,052	$2,293	$193	$606	$1,052	$2,293
R merging into Acquiring Fund R	$143	$452	$792	$1,754	$143	$452	$792	$1,754
Y merging into Acquiring Fund Y	$93	$298	$528	$1,188	$93	$298	$528	$1,188
R5 merging into Acquiring Fund R5	$82	$260	$458	$1,030	$82	$260	$458	$1,030
R6 merging into Acquiring Fund R6	$77	$244	$431	$970	$77	$244	$431	$970

(Acquiring Fund) INVESCO AMERICAN VALUE FUND as of 10/31/19
A	$667	$913	$1,178	$1,935	$667	$913	$1,178	$1,935
C	$294	$600	$1,032	$2,233	$194	$600	$1,032	$2,233
R	$149	$462	$797	$1,746	$149	$462	$797	$1,746
Y	$98	$306	$531	$1,178	$98	$306	$531	$1,178
R5	$89	$278	$482	$1,073	$89	$278	$482	$1,073
R6	$81	$252	$439	$978	$81	$252	$439	$978

Pro Forma Combined INVESCO AMERICAN VALUE FUND as of 10/31/19
A	$660	$892	$1,143	$1,860	$660	$892	$1,143	$1,860
C	$287	$579	$996	$2,159	$187	$579	$996	$2,159
R	$142	$440	$761	$1,669	$142	$440	$761	$1,669
Y	$91	$284	$493	$1,096	$91	$284	$493	$1,096
R5	$81	$252	$439	$978	$81	$252	$439	$978
R6	$73	$227	$395	$883	$73	$227	$395	$883
(Target Fund) INVESCO OPPENHEIMER REAL ESTATE FUND as of 10/31/19
A merging into Acquiring Fund A	$679	$959	$1,269	$2,145	$679	$959	$1,269	$2,145
C merging into Acquiring Fund C	$312	$663	$1,149	$2,490	$212	$663	$1,149	$2,490

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
R merging into Acquiring Fund R	$162	$511	$892	$1,962	$162	$511	$892	$1,962
Y merging into Acquiring Fund Y	$111	$355	$628	$1,406	$111	$355	$628	$1,406
R5 merging into Acquiring Fund R5	$98	$306	$531	$1,178	$98	$306	$531	$1,178
R6 merging into Acquiring Fund R6	$93	$290	$504	$1,120	$93	$290	$504	$1,120

(Acquiring Fund) INVESCO REAL ESTATE FUND as of 8/31/19
A	$671	$925	$1,199	$1,980	$671	$925	$1,199	$1,980
C	$303	$628	$1,079	$2,329	$203	$628	$1,079	$2,329
R	$153	$475	$819	$1,792	$153	$475	$819	$1,792
Y	$102	$319	$553	$1,227	$102	$319	$553	$1,227
R5	$89	$277	$482	$1,072	$89	$277	$482	$1,072
R6	$81	$252	$438	$977	$81	$252	$438	$977

Pro Forma Combined INVESCO REAL ESTATE FUND as of 8/31/19
A	$667	$913	$1,178	$1,935	$667	$913	$1,178	$1,935
C	$300	$618	$1,062	$2,296	$200	$618	$1,062	$2,296
R	$150	$465	$803	$1,757	$150	$465	$803	$1,757
Y	$99	$309	$536	$1,190	$99	$309	$536	$1,190
R5	$87	$271	$471	$1,049	$87	$271	$471	$1,049
R6	$79	$246	$428	$954	$79	$246	$428	$954
(Target Fund) INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND as of 9/30/19
A merging into Acquiring Fund A	$358	$588	$836	$1,545	$358	$588	$836	$1,545
C merging into Acquiring Fund C	$287	$579	$996	$2,159	$187	$579	$996	$2,159
Y merging into Acquiring Fund Y	$86	$268	$466	$1,037	$86	$268	$466	$1,037

(Acquiring Fund) INVESCO SHORT DURATION HIGH YIELD MUNICIPAL FUND as of 8/31/19
A	$336	$543	$767	$1,411	$336	$543	$767	$1,411
C	$264	$533	$927	$2,031	$164	$533	$927	$2,031
Y	$62	$221	$394	$895	$62	$221	$394	$895

Pro Forma Combined INVESCO SHORT DURATION HIGH YIELD MUNICIPAL FUND as of 8/31/19
A	$336	$518	$715	$1,284	$336	$518	$715	$1,284
C	$264	$508	$876	$1,911	$164	$508	$876	$1,911
Y	$62	$195	$340	$762	$62	$195	$340	$762
(Target Fund) INVESCO OPPENHEIMER SMALL CAP VALUE FUND as of 10/31/19
A merging into Acquiring Fund A	$670	$999	$1,426	$2,612	$670	$999	$1,426	$2,612
C merging into Acquiring Fund C	$303	$704	$1,310	$2,948	$203	$704	$1,310	$2,948
R merging into Acquiring Fund R	$152	$552	$1,056	$2,444	$152	$552	$1,056	$2,444
Y merging into Acquiring Fund Y	$102	$397	$796	$1,913	$102	$397	$796	$1,913
R6 merging into Acquiring Fund R6	$95	$343	$658	$1,551	$95	$343	$658	$1,551

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

(Acquiring Fund) INVESCO SMALL CAP VALUE FUND as of 10/31/19
A	$659	$891	$1,140	$1,853	$659	$891	$1,140	$1,853
C	$286	$577	$992	$2,152	$186	$577	$992	$2,152
R	†	†	†	†	†	†	†	†
Y	$90	$282	$490	$1,089	$90	$282	$490	$1,089
R6	$73	$230	$400	$892	$73	$230	$400	$892

Pro Forma Combined INVESCO SMALL CAP VALUE FUND as of 10/31/19
A	$660	$893	$1,144	$1,862	$660	$893	$1,144	$1,862
C	$292	$595	$1,022	$2,214	$192	$595	$1,022	$2,214
R	$142	$441	$762	$1,671	$142	$441	$762	$1,671
Y	$91	$284	$494	$1,098	$91	$284	$494	$1,098
R6	$74	$231	$401	$896	$74	$231	$401	$896

† R Shares will not be issued until the Reorganization is effective
(Target Fund) INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND as of 7/31/19
A merging into Acquiring Fund Y	$31	$105	$197	$464	$31	$105	$197	$464
Y merging into Acquiring Fund Y	$26	$95	$186	$454	$26	$95	$186	$454
R6 merging into Acquiring Fund R6	$26	$92	$176	$423	$26	$92	$176	$423

(Acquiring Fund) INVESCO CONSERVATIVE INCOME FUND as of 8/31/19
Y	$31	$116	$210	$484	$31	$116	$210	$484
R6	$31	$103	$182	$415	$31	$103	$182	$415

Pro Forma Combined INVESCO CONSERVATIVE INCOME FUND as of 8/31/19
Y	$26	$95	$170	$392	$26	$95	$170	$392
R6	$26	$92	$164	$377	$26	$92	$164	$377
(Target Fund) INVESCO PENNSYLVANIA TAX FREE INCOME FUND as of 8/31/19
A merging into Acquiring Fund A	$554	$826	$1,118	$1,948	$554	$826	$1,118	$1,948
C merging into Acquiring Fund C	$310	$649	$1,114	$2,400	$210	$649	$1,114	$2,400
Y merging into Acquiring Fund Y	$109	$340	$590	$1,306	$109	$340	$590	$1,306
R6 merging into Acquiring Fund R6	$103	$322	$558	$1,236	$103	$322	$558	$1,236

(Acquiring Fund) INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND as of 8/31/19
A	$540	$784	$1,046	$1,796	$540	$784	$1,046	$1,796
C	$287	$579	$996	$2,159	$187	$579	$996	$2,159
Y	$96	$300	$520	$1,155	$96	$300	$520	$1,155
R6	$92	$291	$507	$1,129	$92	$291	$507	$1,129

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Pro Forma Combined INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND as of 8/31/19
A	$535	$769	$1,021	$1,741	$535	$769	$1,021	$1,741
C	$282	$563	$970	$2,105	$182	$563	$970	$2,105
Y	$91	$284	$493	$1,096	$91	$284	$493	$1,096
R6	$86	$268	$466	$1,037	$86	$268	$466	$1,037
(Target Fund) INVESCO SMALL CAP DISCOVERY FUND as of 8/31/19
A merging into Acquiring Fund A	$678	$948	$1,239	$2,063	$678	$948	$1,239	$2,063
C merging into Acquiring Fund C	$306	$637	$1,093	$2,358	$206	$637	$1,093	$2,358
Y merging into Acquiring Fund Y	$110	$343	$595	$1,317	$110	$343	$595	$1,317
R5 merging into Acquiring Fund R5	$98	$306	$531	$1,178	$98	$306	$531	$1,178
R6 merging into Acquiring Fund R6	$89	$278	$482	$1,073	$89	$278	$482	$1,073

(Acquiring Fund) INVESCO SMALL CAP GROWTH FUND as of 6/30/19
A	$665	$907	$1,168	$1,914	$665	$907	$1,168	$1,914
C	$297	$609	$1,047	$2,264	$197	$609	$1,047	$2,264
Y	$96	$300	$520	$1,155	$96	$300	$520	$1,155
R5	$82	$255	$444	$990	$82	$255	$444	$990
R6	$73	$227	$395	$883	$73	$227	$395	$883

Pro Forma Combined INVESCO SMALL CAP GROWTH FUND as of 6/30/19
A	$664	$904	$1,163	$1,903	$664	$904	$1,163	$1,903
C	$291	$591	$1,016	$2,201	$191	$591	$1,016	$2,201
Y	$95	$296	$515	$1,143	$95	$296	$515	$1,143
R5	$82	$255	$444	$990	$82	$255	$444	$990
R6	$72	$224	$390	$871	$72	$224	$390	$871
(Target Fund) INVESCO TECHNOLOGY SECTOR FUND as of 10/31/19
A merging into Acquiring Fund A	$670	$925	$1,199	$1,978	$670	$925	$1,199	$1,978
C merging into Acquiring Fund C	$295	$603	$1,037	$2,243	$195	$603	$1,037	$2,243
Y merging into Acquiring Fund Y	$102	$318	$552	$1,225	$102	$318	$552	$1,225

(Acquiring Fund) INVESCO TECHNOLOGY FUND as of 10/31/19
A	$667	$916	$1,183	$1,946	$667	$916	$1,183	$1,946
C	$300	$618	$1,062	$2,296	$200	$618	$1,062	$2,296
Y	$99	$309	$536	$1,190	$99	$309	$536	$1,190

Pro Forma Combined INVESCO TECHNOLOGY FUND as of 10/31/19
A	$665	$907	$1,168	$1,914	$665	$907	$1,168	$1,914
C	$290	$588	$1,011	$2,190	$190	$588	$1,011	$2,190
Y	$97	$303	$525	$1,166	$97	$303	$525	$1,166

These Examples are not representations of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Boards’ consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Information Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2019 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of an Acquiring Fund’s share class to the performance history of the comparable class of the corresponding Target Fund as of September 30, 2019. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns*
	1 Year	5 Years	10 Years or Since Inception, as applicable
Invesco California Tax-Free Income Fund — Class A (inception date: 07/28/1997)
Return Before Taxes	3.02%	2.73%	4.04%
Return After Taxes on Distributions	3.02%	2.73%	4.03%
Return After Taxes on Distributions and Sale of Fund Shares	3.16%	2.92%	4.02%
Invesco Oppenheimer Rochester California Municipal Fund — Class A (inception date: 11/03/1988)[1]
Return Before Taxes	4.84%	4.81%	6.00%
Return After Taxes on Distributions	4.84%	4.81%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares	4.33%	4.72%	5.87%

Invesco Global Small & Mid Cap Fund Growth Fund — Class A (inception date: 09/15/1994)
Return Before Taxes	-2.72%	3.08%	7.38%
Return After Taxes on Distributions	-5.23%	1.22%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	-0.28%	2.16%	5.82%
Invesco Global Growth Fund — Class A (inception date: 09/15/1994)
Return Before Taxes	-0.54%	3.69%	7.34%
Return After Taxes on Distributions	-1.77%	2.65%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	2.70%	5.86%

Invesco International Allocation Fund — Class A (inception date: 10/31/2005)
Return Before Taxes	-5.97%	0.78%	3.77%
Return After Taxes on Distributions	-6.30%	0.40%	3.38%
Return After Taxes on Distributions and Sale of Fund Shares	-3.35%	0.57%	2.99%
Invesco Oppenheimer International Diversified Fund — Class A (inception date: 09/27/2005)[1]
Return Before Taxes	-7.70%	3.62%	5.88%
Return After Taxes on Distributions	-7.72%	3.62%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares	-4.31%	2.94%	4.62%

Average Annual Total Returns*
	1 Year	5 Years	10 Years or Since Inception, as applicable
Invesco Mid Cap Core Equity Fund — Class A (inception date: 06/09/1987)
Return Before Taxes	-5.01%	3.56%	7.11%
Return After Taxes on Distributions	-7.30%	1.12%	5.35%
Return After Taxes on Distributions and Sale of Fund Shares	-1.69%	2.47%	5.50%
Invesco Oppenheimer Main Street Mid Cap Fund — Class A (inception date: 08/02/1999)[1]
Return Before Taxes	-5.19%	5.28%	10.36%
Return After Taxes on Distributions	-7.98%	2.45%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	-2.01%	3.56%	8.21%

Invesco Mid Cap Growth Fund — Class A (inception date: 12/27/1995)
Return Before Taxes	-2.92%	7.69%	10.62%
Return After Taxes on Distributions	-5.69%	5.66%	9.34%
Return After Taxes on Distributions and Sale of Fund Shares	-0.37%	5.66%	8.47%
Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A (inception date: 11/01/2000)[1]
Return Before Taxes	-1.08%	10.63%	13.37%
Return After Taxes on Distributions	-3.25%	8.90%	12.36%
Return After Taxes on Distributions and Sale of Fund Shares	0.36%	8.01%	10.98%

Invesco Moderate Allocation Fund — Class A (inception date: 04/30/2004)
Return Before Taxes	-2.36%	3.21%	6.03%
Return After Taxes on Distributions	-4.03%	2.23%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares	-0.86%	2.19%	4.46%
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund — Class A (inception date: 04/05/2005)[1]
Return Before Taxes	-2.78%	3.79%	6.34%
Return After Taxes on Distributions	-3.55%	3.20%	5.74%
Return After Taxes on Distributions and Sale of Fund Shares	-1.35%	2.76%	4.85%

Invesco New York Tax Free Income Fund — Class A (inception date: 07/29/1994)
Return Before Taxes	2.78%	2.44%	3.69%
Return After Taxes on Distributions	2.78%	2.44%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	3.06%	2.66%	3.73%
Invesco Oppenheimer Rochester Municipals Fund — Class A (inception date: 05/15/1986)[1]
Return Before Taxes	7.50%	6.21%	5.60%
Return After Taxes on Distributions	7.50%	6.21%	5.60%
Return After Taxes on Distributions and Sale of Fund Shares	5.80%	5.86%	5.51%

Average Annual Total Returns*
	1 Year	5 Years	10 Years or Since Inception, as applicable
Invesco Oppenheimer Capital Income Fund — Class A (inception date: 12/01/1970)[1]
Return Before Taxes	-2.83%	2.55%	5.65%
Return After Taxes on Distributions	-3.83%	1.50%	4.42%
Return After Taxes on Distributions and Sale of Fund Shares	-1.63%	1.55%	3.95%
Invesco Multi-Asset Income Fund — Class A (inception date: 12/14/2011)
Return Before Taxes	1.87%	5.11%	5.67% (Incep.)
Return After Taxes on Distributions	-0.33%	2.92%	3.47% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	1.07%	2.92%	3.39% (Incep.)

Invesco Oppenheimer Dividend Opportunity Fund — Class A (inception date: 11/26/2002)[1]
Return Before Taxes	-2.04%	5.72%	7.59%
Return After Taxes on Distributions	-3.29%	4.49%	6.99%
Return After Taxes on Distributions and Sale of Fund Shares	-0.88%	4.31%	5.99%
Invesco Oppenheimer Equity Income Fund — Class A (inception date: 2/13/1987)[1]
Return Before Taxes	-3.33%	3.59%	9.13%
Return After Taxes on Distributions	-5.65%	1.90%	7.57%
Return After Taxes on Distributions and Sale of Fund Shares	-0.97%	2.41%	6.92%

Invesco Dividend Income Fund — Class A (inception date: 03/28/2002)
Return Before Taxes	1.10%	6.90%	9.61%
Return After Taxes on Distributions	-1.66%	5.59%	8.50%
Return After Taxes on Distributions and Sale of Fund Shares	1.77%	5.19%	7.68%
Invesco Oppenheimer Global Multi-Asset Income Fund — Class A (inception date: 12/1/2014)[1]
Return Before Taxes	-3.58%	N/A	1.61% (Incep.)
Return After Taxes on Distributions	-5.47%	N/A	-0.13% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	-2.10%	N/A	0.52% (Incep.)

Invesco Multi-Asset Income Fund — Class A (inception date: 12/14/2011)
Return Before Taxes	1.87%	5.11%	5.67% (Incep.)
Return After Taxes on Distributions	-0.33%	2.92%	3.47% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	1.07%	2.92%	3.39% (Incep.)
Invesco Oppenheimer Government Cash Reserves Fund — Class C Shares (inception date: 12/01/1993)[1]
Return Before Taxes	0.77%	0.58%	0.30%
Return After Taxes on Distributions	0.04%	0.34%	0.18%
Return After Taxes on Distributions and Sale of Fund Shares	0.45%	0.34%	0.18%

Average Annual Total Returns*
	1 Year	5 Years	10 Years or Since Inception, as applicable
Invesco Government Money Market Fund — Class C Shares (inception date: 8/4/1997)
Return Before Taxes	0.07%	0.37%	0.20%
Return After Taxes on Distributions	-0.37%	0.22%	0.12%
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	0.22%	0.12%
Invesco Oppenheimer Intermediate Term Municipal Fund — Class A (inception date: 12/06/2010)[1]
Return Before Taxes	5.28%	3.15%	3.65% (Incep.)
Return After Taxes on Distributions	5.28%	3.15%	3.65% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	4.16%	2.96%	3.41% (Incep.)

Invesco Intermediate Term Municipal Income Fund — Class A (inception date: 05/28/1993)
Return Before Taxes	4.60%	2.70%	3.54%
Return After Taxes on Distributions	4.60%	2.70%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	3.89%	2.71%	3.46%
Invesco Oppenheimer Limited-Term Bond Fund — Class A (inception date: 08/16/1985)[1]
Return Before Taxes	2.62%	1.58%	3.02%
Return After Taxes on Distributions	1.45%	0.52%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares	1.53%	0.72%	1.84%

Invesco Short Term Bond Fund — Class A (inception date: 04/30/2004)
Return Before Taxes	1.80%	1.51%	1.93%
Return After Taxes on Distributions	0.59%	0.59%	1.06%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	0.74%	1.11%
Invesco Oppenheimer Limited-Term Government Fund — Class A (inception date: 03/10/1986)[1]
Return Before Taxes	1.48%	0.76%	1.50%
Return After Taxes on Distributions	0.50%	-0.08%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares	0.87%	0.20%	0.79%

Invesco Quality Income Fund — Class A (inception date: 05/31/1984)
Return Before Taxes	2.29%	1.69%	2.72%
Return After Taxes on Distributions	0.72%	0.11%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	0.57%	1.40%
Invesco Oppenheimer Global Infrastructure Fund — Class A (inception date: 05/26/2016)[1]
Return Before Taxes	5.87%	N/A	5.38% (Incep.)
Return After Taxes on Distributions	5.01%	N/A	4.63% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	3.71%	N/A	4.06% (Incep.)

Average Annual Total Returns*
	1 Year	5 Years	10 Years or Since Inception, as applicable
Invesco Global Infrastructure Fund — Class A (inception date: 05/02/2014)
Return Before Taxes	10.12%	3.78%	4.45% (Incep.)
Return After Taxes on Distributions	9.52%	3.16%	3.84% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	6.05%	2.79%	3.33% (Incep.)
Invesco Oppenheimer Mid Cap Value Fund — Class A (inception date: 01/03/1989)[1]
Return Before Taxes	-10.13%	4.59%	8.39%
Return After Taxes on Distributions	-12.18%	3.74%	7.90%
Return After Taxes on Distributions and Sale of Fund Shares	-4.82%	3.51%	6.81%

Invesco American Value Fund — Class A (inception date: 10/18/1993)[1]
Return Before Taxes	-11.73%	2.88%	9.14%
Return After Taxes on Distributions	-14.23%	0.91%	7.88%
Return After Taxes on Distributions and Sale of Fund Shares	-5.59%	2.03%	7.35%
Invesco Oppenheimer Real Estate Fund — Class A (inception date: 03/04/2002)[1]
Return Before Taxes	10.74%	7.95%	11.46%
Return After Taxes on Distributions	9.31%	5.60%	9.97%
Return After Taxes on Distributions and Sale of Fund Shares	6.73%	5.45%	8.93%

Invesco Real Estate Fund — Class A (inception date: 12/31/1996)
Return Before Taxes	12.95%	8.45%	11.23%
Return After Taxes on Distributions	10.82%	5.72%	9.14%
Return After Taxes on Distributions and Sale of Fund Shares	8.31%	5.90%	8.64%
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund — Class A (inception date: 11/11/1986)[1]
Return Before Taxes	5.92%	2.72%	3.48%
Return After Taxes on Distributions	5.92%	2.72%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	4.80%	2.89%	3.59%

Invesco Short Duration High Yield Municipal Fund — Class A (inception date: 09/30/2015)
Return Before Taxes	4.49%	N/A	4.55% (Incep.)
Return After Taxes on Distributions	4.49%	N/A	4.54% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	4.00%	N/A	4.23% (Incep.)
Invesco Oppenheimer Small Cap Value Fund — Class A (inception date: 12/07/2015)[1]
Return Before Taxes	-20.24%	N/A	1.83% (Incep.)
Return After Taxes on Distributions	-21.12%	N/A	1.35% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	-11.49%	N/A	1.39% (Incep.)

Average Annual Total Returns*
	1 Year	5 Years	10 Years or Since Inception, as applicable
Invesco Small Cap Value Fund — Class A (inception date: 06/21/1999)
Return Before Taxes	-13.84%	2.81%	9.62%
Return After Taxes on Distributions	-18.30%	-0.32%	7.31%
Return After Taxes on Distributions and Sale of Fund Shares	-5.87%	1.92%	7.69%
Invesco Oppenheimer Ultra-Short Duration Fund — Class A (inception date: 04/25/2011)[1]
Return Before Taxes	2.54%	1.35%	0.96% (Incep.)
Return After Taxes on Distributions	1.50%	0.78%	0.56% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	1.50%	0.78%	0.56% (Incep.)

Invesco Conservative Income Fund — Class A (inception date: 04/02/2018)2
Return Before Taxes	2.82%	1.39%	1.33% (Incep.)
Return After Taxes on Distributions	1.78%	0.81%	0.77% (Incep.)
Return After Taxes on Distributions and Sale of Fund Shares	1.66%	0.81%	0.77% (Incep.)
Invesco Pennsylvania Tax Free Income Fund — Class A (inception date: 05/01/1987)
Return Before Taxes	3.00%	2.73%	3.81%
Return After Taxes on Distributions	3.00%	2.73%	3.81%
Return After Taxes on Distributions and Sale of Fund Shares	3.38%	2.92%	3.82%

Invesco Oppenheimer Rochester Pennsylvania Municipal Fund — Class A (inception date: 09/18/1989)[1]
Return Before Taxes	6.26%	5.06%	5.40%
Return After Taxes on Distributions	6.26%	5.06%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	5.09%	4.94%	5.35%
Invesco Small Cap Discovery Fund — Class A (inception date: 11/27/2000)
Return Before Taxes	-10.21%	8.19%	11.10%
Return After Taxes on Distributions	-13.56%	5.07%	8.65%
Return After Taxes on Distributions and Sale of Fund Shares	-4.23%	5.89%	8.63%

Invesco Small Cap Growth Fund — Class A (inception date: 10/18/1995)[1]
Return Before Taxes	-15.03%	7.23%	11.99%
Return After Taxes on Distributions	-16.77%	4.57%	10.27%
Return After Taxes on Distributions and Sale of Fund Shares	-7.86%	5.18%	9.65%
Invesco Technology Sector Fund — Class A (inception date: 07/28/1997)
Return Before Taxes	-7.66%	10.76%	10.74%
Return After Taxes on Distributions	-9.35%	10.11%	10.41%
Return After Taxes on Distributions and Sale of Fund Shares	-3.64%	8.43%	8.85%

Invesco Technology Fund — Class A (inception date: 01/19/1984)
Return Before Taxes	-7.37%	10.90%	12.09%
Return After Taxes on Distributions	-9.12%	8.92%	10.78%
Return After Taxes on Distributions and Sale of Fund Shares	-3.44%	8.13%	9.70%
*	The above total return figures reflect the maximum front-end sales charge (load) applicable to Class A shares for that Fund.

1.

The returns shown for periods prior to the close of business on May 24, 2019 are those of the Class A shares of a predecessor fund that was reorganized into Class A shares of the Acquiring Fund after the close of business on May 24, 2019. The returns of the Acquiring Fund are different from the returns of the predecessor fund as they had different expenses and sales charges. Performance for the Class A shares has been restated to reflect the Acquiring Funds’ applicable sales charge.

2.

The returns shown for periods prior to the inception date are those of the Institutional Class shares. Institutional Class shares’ performance reflects any applicable fee waiver and/or expense reimbursements. The inception date of the Fund’s Institutional Class shares is July 1, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans, or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The contractual advisory fees for each Acquiring Fund are (or will be at the closing of the Reorganization) the same or lower than the contractual advisory fees of the corresponding Target Fund. The Board approved lowering the contractual advisory fee schedule of certain Acquiring Funds, as necessary, so that each Acquiring Fund’s advisory fees will be the same or lower than those of its corresponding Target Fund effective and contingent on the closing of the Reorganization. Additionally, certain Target Funds and Acquiring Funds have investment advisory agreements where the advisory fee payable by the Fund was reduced by any amounts paid by such Fund under the Administrative Services Agreement between such Fund and Invesco. Effective at the closing of the Reorganization, the Administrative Services Agreement for certain Acquiring Funds will be amended to require that any changes to the administrative service fee that would have the impact of increasing the management fee to an amount above that of the corresponding Target Fund would require shareholder approval. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of January 31, 2020, Invesco Advisers had $1,218.7 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more sub-advisers, some of whom may be wholly owned affiliates of Invesco (the “Invesco Sub-Advisers”). Pursuant to a sub-advisory agreement, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. These sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

• Invesco Asset Management Deutschland GmbH;	• Invesco Hong Kong Limited;

• Invesco Asset Management Limited;	• Invesco Asset Management (Japan) Limited; and

• Invesco Canada Ltd.	• Invesco Senior Secured Management, Inc.

Invesco Advisers has also entered into a sub-advisory agreement with each of Invesco Capital Management LLC (“ICM”) and Invesco Asset Management (India) Private Limited (Invesco India), each a wholly-owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds listed in the table below. Funds are listed next to their Target or Acquiring Fund counterpart below unless Invesco Advisers has not entered into a sub-advisory agreement with ICM or Invesco India on behalf of a Fund’s counterpart.

Target Funds	Acquiring Funds
Invesco Oppenheimer Rochester California Municipal Fund
Invesco Oppenheimer International Diversified Fund
Invesco Oppenheimer Main Street Mid Cap Fund
Invesco Oppenheimer Discovery Mid Cap Growth Fund
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Invesco Oppenheimer Rochester Municipals Fund

Target Funds	Acquiring Funds
Invesco Oppenheimer Capital Income Fund Invesco Oppenheimer Global Multi-Asset Income Fund	Invesco Multi-Asset Income Fund
Invesco Oppenheimer Dividend Opportunity Fund
Invesco Oppenheimer Equity Income Fund
Invesco Oppenheimer Government Cash Reserves Fund
Invesco Oppenheimer Intermediate Term Municipal Fund
Invesco Oppenheimer Limited-Term Bond Fund
Invesco Oppenheimer Limited-Term Government Fund	Invesco Quality Income Fund
Invesco Oppenheimer Global Infrastructure Fund	Invesco Global Infrastructure Fund
Invesco Oppenheimer Mid Cap Value Fund
Invesco Oppenheimer Real Estate Fund
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Oppenheimer Small Cap Value Fund
Invesco Oppenheimer Ultra-Short Duration Fund
Invesco Pennsylvania Tax Free Income Fund	Invesco Oppenheimer Pennsylvania Municipal Fund
Invesco Small Cap Growth Fund

Invesco has also entered into a sub-advisory agreement with OFI, a wholly-owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, on behalf of the Funds listed below to provide discretionary investment management services, investment advice, and/or order execution services to such Funds.

Target Funds
Invesco Oppenheimer Capital Income Fund
Invesco Oppenheimer Global Multi-Asset Income Fund
Invesco Oppenheimer Dividend Opportunity Fund
Invesco Oppenheimer Equity Income Fund
Invesco Oppenheimer Government Cash Reserves Fund
Invesco Oppenheimer Intermediate Term Municipal Fund
Invesco Oppenheimer Limited-Term Bond Fund
Invesco Oppenheimer Limited-Term Government Fund
Invesco Oppenheimer Global Infrastructure Fund
Invesco Oppenheimer Mid Cap Value Fund
Invesco Oppenheimer Real Estate Fund
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund
Invesco Oppenheimer Small Cap Value Fund
Invesco Oppenheimer Ultra-Short Duration Fund

Acquiring Funds
Invesco Oppenheimer Rochester California Municipal Fund
Invesco Oppenheimer International Diversified Fund
Invesco Oppenheimer Main Street Mid Cap Fund
Invesco Oppenheimer Discovery Mid Cap Growth Fund
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Invesco Oppenheimer Rochester Municipals Fund
Invesco Oppenheimer Pennsylvania Municipal Fund

Prior to November 18, 2019, Invesco Oppenheimer Global Infrastructure Fund was sub-advised by Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”) and Invesco Real Estate Fund was sub-advised by Barings, LLC.

Under each sub-advisory agreement, Invesco Advisers pays the Invesco Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Funds as compensation for the provision of investment advisory services. The fee paid to the Invesco Sub-Adviser under the sub-advisory agreement is paid by Invesco Advisers, not by the Funds.

Listed in the chart below are other key service providers to the Target Funds and Acquiring Funds, including the administrator, transfer agent, custodian, distributor and auditor.

Service Provider	Both Target Funds and Acquiring Funds

Administrator	Invesco

Transfer Agent	Invesco Investment Services, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173

Sub-Transfer Agent	Invesco Canada, 5140 Yonge Street, Suite 800 Toronto, Ontario, Canada M2N6X7

Distributor	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, Texas 77002-5021

Custodians

State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110-2801 serves as custodian for the following Funds:

Target Funds	Acquiring Fund Counterpart that also uses State Street as Custodian
Invesco California Tax-Free Income Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco Global Growth Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid Cap Growth Fund
Invesco Moderate Allocation Fund
Invesco Pennsylvania Tax Free Income Fund
Invesco Small Cap Discovery Fund	Invesco Small Cap Growth Fund
Invesco Technology Sector Fund	Invesco Technology Fund
Invesco New York Tax Free Income Fund

Acquiring Funds whose Target Fund Counterparts do not utilize State Street as Custodian
Invesco Multi-Asset Income Fund
Invesco Dividend Income Fund
Invesco Global Infrastructure Fund
Invesco American Value Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Small Cap Value Fund
Invesco Intermediate Term Municipal Income Fund
Invesco Short Term Bond Fund
Invesco Quality Income Fund
Invesco Real Estate Fund

The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431 serves as custodian to the following Acquiring Funds: Invesco Government Money Market Fund and Invesco Conservative Income Fund.

Citibank, N.A., 111 Wall Street, New York, New York 10005, serves as custodian to the following Funds:

Target Funds
Invesco Oppenheimer Dividend Opportunity Fund
Invesco Oppenheimer Equity Income Fund
Invesco Oppenheimer Government Cash Reserves Fund
Invesco Oppenheimer Intermediate Term Municipal Fund
Invesco Oppenheimer Limited-Term Bond Fund
Invesco Oppenheimer Limited-Term Government Fund
Invesco Oppenheimer Mid Cap Value Fund
Invesco Oppenheimer Real Estate Fund
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund
Invesco Oppenheimer Ultra-Short Duration Fund

Acquiring Funds
Invesco Oppenheimer Rochester California Municipal Fund
Invesco Oppenheimer International Diversified Fund
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Invesco Oppenheimer Rochester Municipals Fund
Invesco Oppenheimer Pennsylvania Municipal Fund

JPMorgan Chase Bank, 4 Chase Metro Tech Center, Brooklyn, New York 11245 serves as custodian for the following Funds:

Target Funds
Invesco Oppenheimer Capital Income Fund
Invesco Oppenheimer Small Cap Value Fund
Invesco Oppenheimer Global Multi-Asset Income Fund
Invesco Oppenheimer Global Infrastructure Fund

Acquiring Fund
Invesco Oppenheimer Main Street Mid Cap Fund

Brown Brothers Harriman & Co., 40 Walter Street, Boston, Massachusetts 02109 serves as custodian to Invesco Oppenheimer Discovery Mid Cap Growth Fund.

The Bank of New York Mellon (“BNYM”) serves as subcustodian to the following Funds:

Target Funds	Acquiring Fund Counterpart that also uses BNYM as Custodian
Invesco California Tax-Free Income Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco Global Growth Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid Cap Growth Fund
Invesco Moderate Allocation Fund
Invesco Pennsylvania Tax Free Income Fund
Invesco Small Cap Discovery Fund	Invesco Small Cap Growth Fund
Invesco Technology Sector Fund	Invesco Technology Fund

Acquiring Funds whose Target Fund Counterparts do not utilize BNYM as Custodian
Invesco Multi-Asset Income Fund
Invesco Dividend Income Fund
Invesco Global Infrastructure Fund
Invesco American Value Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Small Cap Value Fund

Each Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds are generally the same as those of the corresponding class of the Acquiring Funds.

How do the Funds’ sales charges and distribution arrangements compare?

Except as discussed under the section entitled “Comparison of Share Classes and Distribution Arrangements,” the sales charges and sales charge exemptions (if any) for each class of each Target Fund are substantially the same as those of the corresponding class of the corresponding Acquiring Fund. However, as part of the Reorganization, Class C shareholders of the Invesco California Tax-Free Income Fund will receive Class A shares of the Invesco Oppenheimer Rochester California Municipal Fund. Invesco California Tax-Free Income Fund shareholders who hold Class C, which are not subject to an initial sales charge, will receive Class A shares of Invesco Oppenheimer Rochester California Municipal Fund, which are subject to an initial sales charge. Class A shares received by Class C shareholders in connection with a Reorganization will not be subject to sales charges. However, any future purchase of Class A shares will be subject to an initial sales charge. While Class A shares of the Invesco Oppenheimer Rochester California Municipal Fund are subject to an initial sales charge, Class A shares are subject to lower (0.25%) Rule 12b-1 distribution and/or service fees than Class C (0.75%) shares of the Invesco California Tax-Free Income Fund. Both the Target Funds and the Acquiring Funds have adopted distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act for their Class A, Class C, Class R and Class S shares as applicable. The following Acquiring Funds and share classes have a lower Rule 12b-1 fee than its Target Fund counterpart: Invesco Government Money Market Fund Class R shares, Invesco Oppenheimer Rochester Pennsylvania Municipal Fund Class C shares. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will an Acquiring Fund have different portfolio managers than a corresponding Target Fund?

Yes. The portfolio management teams of the Target Funds (and their corresponding Acquiring Funds) identified below are expected to be different. For other Reorganizations, the Acquiring Fund portfolio management team is expected to be the same portfolio management team for the Target Funds. The Acquiring Fund prospectus(es) that accompanies this Joint Information Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund(s).

Target Fund	Acquiring Fund
Invesco California Tax-Free Income Fund	Invesco Oppenheimer Rochester California Municipal Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco Global Growth Fund
Invesco International Allocation Fund	Invesco Oppenheimer International Diversified Fund
Invesco Moderate Allocation Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Invesco New York Tax Free Income Fund	Invesco Oppenheimer Rochester Municipals Fund
Invesco Oppenheimer Intermediate Term Municipal Fund	Invesco Intermediate Term Municipal Income Fund
Invesco Oppenheimer Limited-Term Bond Fund	Invesco Short Term Bond Fund
Invesco Oppenheimer Limited-Term Government Fund	Invesco Quality Income Fund
Invesco Oppenheimer Real Estate Fund	Invesco Real Estate Fund
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Pennsylvania Tax Free Income Fund	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund
Invesco Small Cap Discovery Fund	Invesco Small Cap Growth Fund

Will there be any tax consequences resulting from the Reorganizations?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. (Notwithstanding the foregoing, shareholders should review “Repositioning of the Target Fund’s Portfolio Assets” below for important information on the possible realization of capital gain by some Target Funds.) Shareholders should consult their tax adviser about state and local tax consequences of a Reorganization, if any, because the information about tax consequences in this Joint Information Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

Repositioning of the Target Fund’s Portfolio Assets

As described in more detail in “FEDERAL INCOME TAX CONSIDERATIONS” below, a portion of a Target Fund’s portfolio assets, may be sold in connection with the Reorganization as distinct from normal portfolio turnover. In the following Reorganizations, the Adviser does not expect that the Acquiring Fund will retain a significant majority of the portfolio holdings of its corresponding Target Fund, and, as such, shareholders, depending on the position of the Fund as described further below, are likely to realize capital gains: (1) Invesco International Allocation Fund into Invesco Oppenheimer International Diversified Fund and (2) Invesco Moderate Allocation Fund into Invesco Oppenheimer Portfolio Series: Moderate Investor Fund. Such repositioning of the Target Fund’s portfolio assets may occur before or after the closing of the Reorganization. These sales may result in the realization of capital gains, which to the extent not offset by any available capital loss carryovers, would be distributed to shareholders. (Please see “Federal Income Tax Considerations” below for information regarding the anticipated capital gain distributions per share.) The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and whether such repositioning occurs before or after the Reorganization. Additionally, if the sale of such portfolio assets occurs after the closing of the Reorganization, the ability of the combined Fund to fully utilize the Target Fund’s capital loss carryovers, if any as of the closing, to offset the resulting capital gain may be limited as described below with the result that shareholders of its corresponding Acquiring Fund may receive a greater amount of capital gain distributions than they would have had if the Reorganization had not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio. Please see “Repositioning Costs” for information regarding the anticipated portfolio transaction costs.

When are the Reorganizations expected to occur?

It is anticipated that the Reorganizations will occur on or about April 17, 2020 and May 15, 2020 as set forth below.

April 17, 2020 Closing Date	May 15, 2020 Closing Date

Invesco Oppenheimer Capital Income Fund

Invesco Global Small & Mid Cap Fund Growth Fund

Invesco Mid Cap Growth Fund

Invesco Oppenheimer Dividend Opportunity Fund

Invesco Oppenheimer Equity Income Fund

Invesco Oppenheimer Global Multi-Asset Income Fund

Invesco Oppenheimer Global Infrastructure Fund

Invesco Oppenheimer Mid Cap Value Fund

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Small Cap Value Fund

Invesco Technology Sector Fund

Invesco California Tax-Free Income Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco New York Tax Free Income Fund

Invesco Oppenheimer Government Cash Reserves Fund

Invesco Oppenheimer Intermediate Term Municipal Fund

Invesco Oppenheimer Limited-Term Bond Fund

Invesco Oppenheimer Limited-Term Government Fund

Invesco Oppenheimer Rochester Short Duration High Yield

Municipal Fund

Invesco Oppenheimer Ultra-Short Duration Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Small Cap Discovery Fund

Why are Shareholders not being asked to vote on the Reorganizations?

The Investment Company Act of 1940, as amended (the “1940 Act”) and the Target Trusts’ Amended and Restated Declarations of Trust each permit reorganizations of each Target Fund to occur without seeking a shareholder vote provided that certain conditions are met, including with regard to regulation under the 1940 Act: (1) fundamental investment policies of the target fund (i.e., policies that may not be changed without a shareholder vote under Section 13 of the 1940 Act) are not materially different from those of the acquiring fund; (2) the target fund’s investment advisory agreement is not materially different from the acquiring fund’s investment advisory agreement; (3) the independent directors of the target fund will comprise a majority of the independent directors of the acquiring fund; and (4) Rule 12b-1 distribution fees authorized to be paid by the target fund are not greater than the Rule 12b-1 distribution fees authorized to be paid by the acquiring fund. The conditions permitting the Reorganizations to occur without seeking a shareholder vote have been met by each Target Fund and its corresponding Acquiring Fund.

Why are you sending me this Joint Information Statement/Prospectus?

You are receiving this Joint Information Statement/Prospectus because you own shares in one or more Target Funds. This Joint Information Statement/Prospectus contains information that shareholders of the Target Funds should know about the Reorganizations. This document is also a prospectus for each Acquiring Fund.

What if I do not wish to participate in a Reorganization?

If you do not wish to have your shares of your Target Fund(s) exchanged for shares of the corresponding Acquiring Fund(s) as part of the Reorganizations, you may redeem your shares prior to the consummation of the Reorganization(s). If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Information Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations, please call Invesco Client Services at 1-800-959-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks

The following section compares the investment objectives, principal investment strategies, principal investments and principal risks of each Target Fund with the investment objectives, principal investment strategies, principal investments and principal risks of the corresponding Acquiring Fund and highlights any key differences. In addition, included in Exhibit F to this Joint Information Statement/Prospectus are descriptions of the principal risks of an Acquiring Fund that are not disclosed by a Target Fund. For more information see the sections titled “Principal Investment Strategies of the Fund” and “Principal Risks of Investing in the Funds” in each Fund’s prospectus and “Description of the Funds and its Investments and Risks” in the SA1. The cover page of this Joint Information Statement/Prospectus describes how you can obtain copies of these documents.

Invesco California Tax-Free Income Fund (“Target Fund”) into Invesco Oppenheimer Rochester California Municipal Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital	to seek tax-free income

Principal Strategies and Principal Investments

Both Funds are subject to policies to invest at least 80% of their net assets in securities the income from which is exempt from regular federal individual and California income tax. Both Funds have or upon closing of the Reorganization will have policies to invest no more than 20% of their net assets in municipal securities subject to the federal alternative minimum tax.

The Acquiring Fund, as a principal investment, may invest in municipal securities issued by issuers outside of California, such as U.S. territories, commonwealths and possessions, or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to California and federal income tax. The Target Fund also may invest in the securities of such issuers but does not identify these securities as a principal investment. The Acquiring Fund has historically invested to a greater extent than the Target Fund in municipal securities issued by U.S. territories including Puerto Rico.

Both Funds may invest in revenue bonds and general obligation bonds, but the Target Fund specifically states that it primarily invests in municipal securities classified as revenue bonds. Neither Fund has restrictions with respect to the maturity range of the securities that are purchased, but the Acquiring Fund focuses on municipal securities with longer maturities. Both Funds may invest in fixed and variable rate securities, municipal bonds, municipal notes and interests in municipal leases. Both Funds are permitted to invest in illiquid securities, when-issued and delayed delivery securities and zero coupon bonds, but only the Target Fund lists such securities as principal investments. Both the Acquiring Fund and Target Fund may invest in derivatives. Both Funds may invest in inverse floating rate municipal obligations as a form of leverage, but the Acquiring Fund specifically limits its exposure to leverage from inverse floaters to 20% of its total assets. The Acquiring Fund, but not the Target Fund, can borrow money to purchase additional securities, another form of leverage. The Acquiring Fund, but not the Target Fund, lists tobacco-related bonds and land-secured bonds as principal investments. The Target Fund may invest up to 10% of its assets in a tax-exempt money fund as a temporary investment, while the Acquiring Fund does not disclose a comparable policy.

The Acquiring Fund and Target Fund have different credit quality guidelines. Both Funds invest primarily in investment grade securities, but the Acquiring Fund may invest a higher percentage of its assets in below investment grade securities. The Acquiring Fund may invest up to 25% of its assets in below investment grade securities, while the Target Fund may only invest up to 20% of its assets in such securities.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Alternative Minimum Tax Risk

Debt Securities / Fixed Income Markets Risk

Below Investment Grade Securities/Medium and Lower-Grade Municipal Securities Risk

Derivatives Risk

Inverse Floating Rate Obligations Risk

Municipal Issuer Focus Risk

Municipal Securities Risk/Taxability Risk

California and U.S. Territories Municipal Securities Risk/Risks of Investing in U.S. Territories, Commonwealths and Possessions

Management Risk

	Risks of Land-Secured or “Dirt Bonds” Risks of Tobacco Related Bonds Risks of Borrowing and Leverage	Liquidity Risk Money Market Fund Risk Variable Rate Demand Notes Risk When-Issued, Delayed Delivery and Forward Commitment Risk Zero Coupon or Pay-In-Kind Securities Risk

Invesco Global Small & Mid Cap Growth Fund (“Target Fund”) into Invesco Global Growth Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

long-term growth of capital	long-term growth of capital

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest primarily in equity securities and depositary receipts of domestic and foreign issuers. The principal types of equity securities in which both Funds invest are common and preferred stock. Both the Target Fund and Acquiring Fund are also permitted to invest in derivative instruments, including forward currency contracts and futures.

The Target Fund and Acquiring Fund differ in the market capitalization range of issuers in which they invest. The Target Fund invests 80% of its assets in the securities of small and/or mid-capitalization issuers, while the Acquiring Fund invests primarily in large capitalization issuers and may also invest significantly in mid-capitalization issuers.

Both the Target Fund and Acquiring Fund may invest in emerging market issuers, but the Target Fund may invest to a greater extent than the Acquiring Fund in such issuers. The Target Fund may invest up to 35% of its net assets in emerging markets issuers, while the Acquiring Fund may only invest 20% of its net assets in such issuers.

Both Funds use a growth style of investing and employ identical security selection strategies that emphasize the use of fundamental research.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Depositary Receipts Risk

Derivatives Risk

Emerging Markets Securities Risk

Foreign Securities Risk

Geographic Focus Risk

Growth Investing Risk

Investing in the European Union Risk

Management Risk

Market Risk

Preferred Securities Risk

Sector Focus Risk

Mid-Capitalization Companies Risk

Small-Capitalization Companies Risk

Invesco International Allocation Fund (“Target Fund”) into Invesco Oppenheimer International Diversified Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

long term growth of capital	to seek capital appreciation.

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund are fund of funds that invest primarily in other funds, however the Acquiring Fund currently invests in a smaller universe of underlying funds than the Target Fund. The Target Fund invests its assets in a number of other affiliated and/or unaffiliated underlying mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles. The Acquiring Fund currently allocates its assets among the following four affiliated mutual funds: Invesco Oppenheimer Developing Markets Fund, Invesco Oppenheimer International Growth Fund, Invesco Oppenheimer International Small-Mid Company Fund and Invesco Oppenheimer International Equity Fund, and will typically invest in at least three of these underlying funds. Both Funds invest in underlying funds that invest primarily in foreign equity securities, including securities of emerging market issuers.

The Target Fund and Acquiring Fund use different processes to allocate assets among their underlying funds. The Target Fund uses a more static allocation among underlying funds as compared to the Acquiring Fund. The investment adviser uses a three-step process for the Target Fund that includes: (1) a strategic asset allocation among broad asset classes; (2) the actual selection by the investment adviser of underlying funds to represent the broad asset classes and the determination by the investment adviser of target weightings in these underlying funds; and (3) the ongoing monitoring of the Target Fund’s asset class allocations, underlying funds and target weightings in the underlying funds. The Target Fund’s investments in the underlying funds are rebalanced on at least an annual basis to keep them at their target weightings. The investment adviser for the Acquiring Fund in determining how much of the Acquiring Fund’s assets to invest in an underlying fund will seek to diversify the Acquiring Fund’s investments internationally and among different investment styles, larger and smaller market capitalizations and between developed and emerging markets. The Acquiring Fund may also change its allocations based on the investment adviser’s evaluation of economic factors that it believes are not reflected in particular markets in which one or more of the underlying funds invest or on current or anticipated changes in currency valuations. Both the Target Fund and Acquiring Fund may change the composition of their underlying funds without shareholder approval.

Principal Risks

Both Funds are subject to the following risks directly, or indirectly through the investment in their underlying funds:

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Fund of Funds Risk/Investment Companies Risk/Affiliated Portfolio Risk

Allocation Risk

Risks of Investing in Stocks/Market Risk

Risks of Small- and Mid-Cap Companies

Risks of Growth Investing

Foreign Securities Risk

Emerging Markets Securities Risk

Eurozone Investment Risks

Management Risk*

Preferred Securities Risk

Sector Focus Risk

Includes the following risk of its underlying funds: Value Investing Risk

Includes the following risks related specifically to its investments in ETFs:

Authorized Participant Concentration Risk

Exchange-Traded Fund Industry Concentration Risk

Exchange-Traded Funds Risk

Market Trading Risk

Valuation Time Risk

Includes the following risks of its other underlying funds:

Cash/Cash Equivalents Risk

Depositary Receipts Risk

Derivatives Risk

Financial Services Sector Risk

Geographic Focus Risk

Indexing Risk

Non-Correlation Risk

Non-Diversification Risk

REIT Risk/Real Estate Risk

Valuation Risk

*	Although not disclosed as a principal risk for the Acquiring Fund, the Acquiring Fund, as an actively managed fund, also is subject to management risk.

Invesco Mid Cap Core Equity Fund (“Target Fund”) into Invesco Oppenheimer Main Street Mid Cap Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

long-term growth of capital	to seek capital appreciation

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest 80% of their assets in equity securities of mid cap companies and define mid cap companies according to the market capitalization range of the Russell Mid Cap Index. Both Funds primarily invest in U.S. securities but also may invest in foreign issuers. The Target Fund has a stated limit providing that only 25% of its net assets may be invested in foreign securities. The Acquiring Fund does not have any stated limit on the percentage of its assets that may be invested in foreign securities. The Target Fund, but not the Acquiring Fund, also specifically discloses that it may invest in emerging market issuers. The Acquiring Fund, however, does state that it may invest in securities from issuers in any country.

Both Funds invest primarily in common stocks but also may invest in other securities and instruments. The Acquiring Fund states that it may invest in units of master limited partnerships (“MLPs”) and the Target Fund is silent with respect to investment in MLPs. Both Funds are permitted to use derivative instruments as part of their investment strategies, but the Acquiring Fund does not consider derivatives to be a principal investment. As a part of its risk management strategy, the Target Fund generally invests a substantial amount of its assets in cash or cash equivalents, including money market funds. The Acquiring Fund does not have a similar principal strategy to invest in cash instruments.

The Funds have similar securities selection processes. Both Funds use fundamental research in security selection. The Target Fund’s investment process includes financial analysis, business analysis and valuation analysis. The Acquiring Fund’s investment process analyzes financial performance, competitive strength and prospects, industry position and business model and management strength. The Acquiring Fund uses several analytical tools in portfolio management, including quantitative investment models. The Target Fund also employs a risk management strategy that relies on investing a substantial amount of its assets in cash and cash equivalents. The Acquiring Fund does not have a similar strategy.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Risks of Investing in Common Stock/Market Risk Foreign Securities Risk Management Risk Mid-Capitalization Companies Risk Sector Focus Risk*	Industry Focus Risk Risks of Quantitative Models	Cash and Cash Equivalents Risk Derivatives Risk Emerging Markets Risk

*	Although Sector Focus Risk is not disclosed as a principal risk for the Target Fund, at times the Fund may invest 25% or more of its assets in a single sector.

Invesco Mid Cap Growth Fund (“Target Fund”) into Invesco Oppenheimer Discovery Mid Cap Growth Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek capital growth	to seek capital appreciation

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest 80% of their assets in equity securities of mid cap companies and define mid cap companies according to the market capitalization range of the Russell Midcap Growth Index. Each Fund is permitted to invest up to 20% of its net assets in companies of other capitalization ranges. Both Funds primarily invest in U.S. securities but also may invest in foreign issuers. The Target Fund has a stated limit providing that only 25% of its net assets may be invested in foreign securities. The Acquiring Fund does not have any stated limit on the percentage of its assets that may be invested in foreign securities. The Acquiring Fund, but not the Target Fund, also discloses that it may invest in emerging market issuers.

Both Funds employ a growth style of investing. The Funds have similar securities selection processes. Both Funds use a bottom-up stock selection process to seek companies with high growth potential (the Target Fund specifically seeks returns in excess of the Russell Midcap Growth Index). Additionally, both Funds utilize a holistic approach to examine company fundamentals on the basis of very similar considerations. The Funds look for similar, but slightly different, qualities in a company. The Target Fund seeks companies with attractive growth outlooks at compelling valuation levels, including both stable and catalyst-driven growth opportunities, while the Acquiring Fund seeks high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund

Risks of Investing in Common Stock/Market Risk Sector Focus Risk Foreign Securities Risk Growth Investing Risk Mid-Capitalization Companies Risk Management Risk*	Cyclical Opportunities Emerging Markets Risk

*	Although not disclosed as a principal risk for the Acquiring Fund, the Acquiring Fund, as an actively managed fund, also is subject to management risk.

Invesco Moderate Allocation Fund (“Target Fund”) into Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (to be renamed Invesco Select Risk: Moderate Investor Fund) (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

total return consistent with a moderate level of risk relative to the broad stock market	to seek total return

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund are fund of funds that invest primarily in open-end funds, exchange-traded funds and other pooled investment vehicles managed by Invesco and/or its affiliates in order to obtain exposure to various assets classes, investment strategies and types of securities. In addition, the Target Fund, but not the Acquiring Fund, as a principal investment, may invest in unaffiliated funds, while the Acquiring Fund, but not the Target Fund, identifies closed-end funds as potential principal investments.

Both Funds allocate their investments among underlying funds that invest primarily in equity securities (equity funds), primarily in fixed income securities (fixed income funds) and primarily in alternative investment classes (alternative funds), but differ in how their assets are allocated among such funds. The Target Fund and Acquiring Fund each generally allocates 50-70% of its assets to equity funds. The Target Fund generally allocates 30%-50% of its assets to fixed income funds and 5%-20% to alternative funds. In contrast, the Acquiring Fund invests the remainder of its assets not invested in equity funds in a flexible combination of fixed income funds and alternative funds without specific percentage allocations between the two.

Both the Target Fund and Acquiring Fund may invest in funds that invest primarily in foreign securities, including emerging market securities. The Target Fund invests approximately 15%-30% of its assets in underlying funds that invest primarily in foreign securities; while the Acquiring Fund does not limit its investments in such underlying funds. The Target Fund currently invests in alternative funds that may invest significantly in commodities, while the Acquiring Fund does not currently include such funds as principal investments. The Acquiring Fund currently may, as a principal investment, invest in equity funds that invest primarily in smaller capitalization companies and in equity funds that invest in equity investments other than common stock, while the Target Fund does not currently specify such funds as principal investments. Both Funds may invest in fixed income funds that invest in a wide variety of debt securities such as investment-grade and below investment grade debt securities, government securities, corporate bonds, and inflation-protected debt securities.

While both Funds invest in underlying funds that invest in derivatives, only the Acquiring Fund engages directly in derivative transactions. The Acquiring Fund may use derivatives to hedge its cash position and manage the duration of its portfolio, including but not limited to futures, total return swaps, and forward contracts.

Principal Risks

Both Funds are subject to the following risks directly, or indirectly through the investment in their underlying funds:

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Fund of Funds Risk/Investment

Companies Risk/Affiliated Portfolio

Risk

Allocation Risk

Risks of Investing in Debt Securities

Fixed Income Markets Risk

Risks of Below Investment Grade

Securities

Risks of Foreign Investing/Foreign

Government Debt Risk

Derivatives Risks

Emerging Markets Securities Risk

Risks of Growth Investing

Risks of Investing in Stocks/Market Risk

Management Risk

Mortgage- and Asset-Backed Securities Risk

U.S. Government Securities Risk

Sector Focus Risk

Technology Sector Risk

Value Investing Risk

When Issued, Delayed Delivery and Forward Commitment Risk

Zero Coupon or Pay In-Kind Securities Risk.

Includes the following risks of its underlying funds:

Alternative Asset Classes Risk

Eurozone Investment Risks

Inflation-Protected Debt Securities Risk

Risks of Other Equity Securities

Risks of Small- and Mid-Cap Companies

Includes the following risks related specifically to its investments in ETFs:*

Authorized Participant Concentration Risk

Exchange-Traded Fund Industry Concentration Risk

Exchange-Traded Funds Risk

Indexing Risk

Market Trading Risk

Non-Correlation Risk

Includes the following risks of its other underlying funds:

Active Trading Risk

Collateralized Loan Obligations Risk

Commodities Tax Risk

Commodity-Linked Notes Risk

Commodity Risk

Depositary Receipts Risk

Liquidity Risk

Municipal Securities Risk

Non-Diversification Risk

TBA Transactions Risk

*	Although listed as principal investment, the Acquiring Fund does not currently hold ETFs and does not disclose their related risks in its prospectus.

Invesco New York Tax Free Income Fund (“Target Fund”) into Invesco Oppenheimer Rochester Municipals Fund (to be renamed Invesco Oppenheimer Rochester New York Municipal Funds) (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

provide investors with a high level of current income exempt from federal New York State and New York City income taxes, consistent with preservation of capital	to seek tax-free income

Principal Strategies and Principal Investments

Both Funds have or upon closing of the Reorganization will have policies to invest at least 80% of their net assets in New York municipal securities, which are obligations the income from which are exempt from federal individual, New York State and New York City income tax. Additionally, both Funds have or upon closing of the Reorganization will have policies to invest no more than 20% of their net assets in municipal securities subject to the federal alternative minimum tax.

The Acquiring Fund, as a principal investment, may invest in municipal securities issued by issuers outside of New York, such as U.S. territories, commonwealths and possessions, or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to New York and federal income tax. The Target Fund also may invest in the securities of such issuers but does not identify these securities as a principal investment. The Acquiring Fund has historically invested to a greater extent in municipal securities issued by U.S. territories, including Puerto Rico.

Both Funds may invest in revenue bonds and general obligation bonds, but the Target Fund specifically states that it primarily invests in municipal securities classified as revenue bonds. Neither Fund has restrictions with respect to the maturity range of the securities that are purchased. Both Funds may invest in fixed and variable rate securities, municipal bonds, municipal notes, interests in municipal leases and when-issued and delayed delivery securities. Both Funds are permitted to invest in illiquid securities and zero coupon bonds, but only the Target Fund lists such securities as principal investments. Both the Target Fund and Acquiring Fund may invest in derivative instruments. Both Funds may invest in inverse floating rate municipal obligations as a form of leverage, but the Acquiring Fund specifically limits its exposure to leverage from inverse floaters to 20% of its total assets. The Acquiring Fund, but not the Target Fund, can borrow money to purchase additional securities, another form of leverage. The Acquiring Fund, but not the Target Fund, lists tobacco-related bonds and land-secured bonds as principal investments. The Target Fund may invest up to 10% of its assets in a tax-exempt money fund as a temporary investment, while the Acquiring Fund does not disclose a comparable policy.

The Target Fund and Acquiring Fund both invest primarily in investment-grade securities but have different credit quality guidelines. The Target Fund limits its investment in unrated investment grade securities to 20% of its assets, while the Acquiring Fund does not have a similar limit on unrated securities. Both Funds may invest in below investment grade securities. The Target Fund may invest up to 20% of its assets in below investment grade securities, while the Acquiring Fund may invest up to 25% of its assets in such securities

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Alternative Minimum Tax Risk

Debt Securities Risk/ Fixed Income Markets Risk

Below Investment Grade Securities Risk/Medium and Lower-Grade Municipal Securities Risk

Derivatives Risk

Inverse Floating Rate Obligations Risk

Management Risk*

Municipal Issuer Focus Risk

Municipal Securities Risk/Taxability Risk

New York and U.S. Territories Municipal Securities Risk

When-Issued and Delayed Delivery Securities Risk*

	Risks of Land-Secured or “Dirt Bonds” Risks of Tobacco Related Bonds Risks of Significant Investment in Puerto Rico Municipal Securities Risks of Borrowing and Leverage.	Liquidity Risk Money Market Fund Risk Variable Rate Demand Notes Risk When-Issued, Delayed Delivery and Forward Commitment Risk Zero Coupon or Pay-In-Kind Securities Risk

*

Although not disclosed as principal risk for the Acquiring Fund, the Acquiring Fund, as an actively managed fund, also is subject to management risk. The Acquiring Fund also is subject to when-issued and delayed delivery securities risk.

Invesco Oppenheimer Capital Income Fund (“Target Fund”) into Invesco Multi-Asset Income Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek total return	to provide current income

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund allocate assets across multiple asset classes and may obtain exposure to these asset classes through direct investments in securities, derivative instruments and hybrid derivative-type investments. The Acquiring Fund, but not the Target Fund, also may gain exposure to certain asset classes indirectly through other affiliated or unaffiliated investment companies, including ETFs. Both the Target Fund and the Acquiring Fund actively manage asset allocation and security selection decisions, but the Acquiring Fund also may use indexing techniques with respect to certain asset classes.

The Acquiring Fund focuses its investments in high income producing asset classes and government securities. The asset classes in which the Acquiring Fund may invest include: non-investment grade debt, emerging markets debt, dividend producing equities, securities of real estate and real estate-related issuers (including mortgage REITs, equity REITs, equity securities of global companies principally engaged in the real estate industry and mortgage-backed securities), preferred equities, master limited partnerships (MLPs), floating rate debt securities and loans and government securities.

The Target Fund also invests among a variety of asset classes defining such asset classes within three broad strategies: equity/equity-like strategy; high grade fixed income strategy and an opportunistic strategy. Like the Acquiring Fund, the Target Fund seeks income producing opportunities, but unlike the Acquiring Fund, the Target Fund also looks for investments that provide the potential for capital appreciation. The Target Fund is only required to invest 65% of its assets in investments that are expected to generate income. While the Acquiring Fund’s investments in equity securities focus on preferred securities, the Target Fund invests in all types of equity securities, including non-income producing securities. The Target Fund’s equity investments consist mostly of common stock. The Acquiring Fund’s equity investments include investments in REITs, other real-estate issuers, and MLPs. The Target Fund does not invest in REITs, other real estate companies or MLPs as principal investments. Both Funds may invest in equity securities of foreign issuers, including emerging market securities.

With respect to the Funds’ investments in debt securities, the Acquiring Fund focuses its investments in high yield, below investment grade securities, while the Target Fund focuses its investments in investment grade debt securities and invests opportunistically in below investment grade debt securities. The Target Fund may only invest up to 40% of its assets in below investment grade debt securities, while the Acquiring Fund has no limit on such investments and as a result may have greater exposure to risks associated with below investment grade securities. Both the Target Fund and Acquiring Fund may invest in U.S. and foreign corporate, government, mortgage-backed and asset-backed securities. The Acquiring Fund focuses its investments in emerging market debt securities, floating rate debt securities and loans to a greater degree than the Target Fund. Both the Target Fund and Acquiring Fund may invest in equity-linked notes with respect to any of the asset classes in which they invest. The Acquiring Fund also may invest in equity-linked notes on ETFs. The Acquiring Fund, but not the Target Fund may invest in exchange-traded notes and privately-placed debt securities. The Target Fund also includes, as principal investments, convertible bonds, zero coupon securities and stripped securities; the Acquiring Fund does not include these securities as principal investments. The Acquiring Fund, but not the Target Fund, may invest in credit-linked notes as a principal investment. Both the Acquiring Fund and Target Fund may obtain exposure to commodities and commodity-linked investments through their respective wholly-owned offshore subsidiaries.

Both the Target Fund and Acquiring Fund may engage in a variety of derivative instruments with respect to investments in all the asset classes in which they invest. Both the Target Fund and Acquiring Fund may use derivatives for risk management or investment management purposes, including gaining or adjusting exposure to various asset classes. Both Funds’ investments in derivatives include futures, swaps, options and forward contracts.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Active Trading Risk

Risks of Senior Loans and Other Loans/Bank Loan Risk

Fixed Income Markets Risk Commodity Tax Risk/Commodity Risk/Risks of Commodity-Linked Investments

Debt Securities Risk

Derivatives Risks/Leverage Risks/Short Positions Risk

Dividend Paying Security Risk

Emerging Markets Securities Risk

Equity Linked Notes Risk*

Foreign Securities Risk

Foreign Government Debt Risk

Risks of Below Investment Grade Securities

Risks of Investing in Stocks/Market Risk

Risks of Small and Mid-Cap Companies*

Management Risk

Mortgage-and Asset-Backed Securities Risk

Preferred Securities Risk

Subsidiary Risk

U.S. Government Obligations Risk

Credit-Linked Notes Risk

Exchange-Traded Notes Risk

Investment Companies Risk

Exchange Traded Funds Risk

Financial Services Sector Risk

Foreign Currency Tax Risk

Indexing Risk

Liquidity Risk

MLP Risk

MLP Tax Risk

REIT Risk/Real Estate Risk

Non-Correlation Risk

Sampling Risk

Risks of Value Investing Eurozone Investment Risks.

*

Although not disclosed as a principal risk for the Acquiring Fund, the Acquiring Fund, like the Target Fund, is subject to the risks of small and mid-cap companies due to its ability to invest in securities with exposure to such companies. Although not disclosed as a principal risk for the Target Fund, the Target Fund, like the Acquiring Fund, is subject to risks related to investment in equity linked notes.

Invesco Oppenheimer Global Multi-Asset Income Fund (“Target Fund”) into Invesco Multi-Asset Income Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek total return	to provide current income

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund allocate assets across multiple asset classes and may obtain exposure to these asset classes both through direct investments in securities, derivative instruments and hybrid derivative –type investments, as well as indirectly through other affiliated or unaffiliated investment companies, including ETFs. Both the Target Fund and the Acquiring Fund actively manage asset allocation and security selection decisions, but the Acquiring Fund also may use indexing techniques with respect to certain asset classes.

The Acquiring Fund focuses its investments in high income producing asset classes and government securities. The asset classes in which the Acquiring Fund may invest include: non-investment grade debt, emerging markets debt, dividend producing equities, securities of real estate and real estate-related issuers (including mortgage REITs, equity REITs, equity securities of global companies principally engaged in the real estate industry and mortgage-backed securities), preferred equities, master limited partnerships (MLPs), floating rate debt securities and loans and government securities.

The Target Fund also invests across a variety of asset classes, including the asset classes identified above for the Acquiring Fund. Like the Acquiring Fund, the Target Fund seeks income producing opportunities, but unlike the Acquiring Fund, the Target Fund also looks for investments that provide the potential for capital appreciation. While the Acquiring Fund’s investments in equity securities focus on preferred securities, the Target Fund invests in all types of equity securities, including non-income producing securities. Both the Acquiring Fund and Target Fund may in foreign issuers in each asset class in which it invests.

With respect to the Funds’ investments in debt securities, the Acquiring Fund focuses its investments in high yield, below investment grade securities, while the Target Fund invests in both investment grade and below investment grade debt securities. Both the Acquiring Fund and Target Fund may invest in exchange –traded notes and privately-placed debt securities. The Target Fund also includes, as principal investments, municipal securities, inflation protected securities, inflation-linked securities and event-linked securities, while the Acquiring Fund does not include these securities as principal investments. The Acquiring Fund, but not the Target Fund, may invest in credit-linked notes and equity-linked notes as principal investments. The Acquiring Fund may invest in equity-linked notes with respect to any of the asset classes in which it invests, including through equity-linked notes on ETFs. In addition, the Acquiring Fund may obtain exposure to commodities and commodity-linked investments through a wholly-owned offshore subsidiary. The Target Fund does not have a similar subsidiary and does not invest in commodities or commodity-linked investments as a principal strategy.

Both the Target Fund and Acquiring Fund may engage in a variety of derivative instruments with respect to investments in all the asset classes in which they invest. Both the Target Fund and Acquiring Fund may use derivatives for risk management or investment management purposes, including gaining or adjusting exposure to various asset classes. Both Funds’ investments in derivatives include futures, swaps, options and forward contracts.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Risks of Senior Loans and Other Loans/Bank Loan Risk

Fixed Income Markets Risk

Debt Securities Risk

Derivatives Risk

Dividend Paying Security Risk

Emerging Markets Securities Risk

Investment Companies Risk/Exchange Traded Funds Risk

Exchange-Traded Notes Risk

Foreign Securities Risk

Foreign Government Debt Risk

Risks of Below Investment Grade Securities

Liquidity Risk

Asset Allocation Risk/Risks of Arbitrage/Management Risk

Risks of Investing in Stocks/Market Risk

MLP Risk

MLP Tax Risk

Mortgage-and Asset-Backed Securities Risk

REIT Risk/Real Estate Risk Preferred Securities Risk

U.S. Government Obligations Risk/Risks of Money Market Instruments

Risks of Alternative Investment Strategies*

Risks of Energy Infrastructure and Energy-Related Assets and Activities*

Industry and Sector Focus Risk*

Risks of Small and Mid-Cap Companies*

Active Trading Risk

Commodity Tax Risk

Commodity Risk

Credit-Linked Notes Risk

Equity-Linked Notes Risk

Financial Services Sector Risk

Foreign Currency Tax Risk

Indexing Risk

Non-Correlation Risk

Short Position Risk

Subsidiary Risk

Eurozone Investment Risks Risks of Event-Linked Securities Risks of Inflation-Protected Debt Securities Municipal Securities Risk

*

Although not disclosed as principal risks for the Acquiring Fund, the Acquiring Fund, like the Target Fund, is subject to: risks of alternative investment strategies due to its investment in alternative assets classes; risks of energy infrastructure and energy-related assets and activities due to its investment in MLPs; risks of industry and sector focus due to its ability to emphasize investment in particular industry sectors; and risks of small and mid-cap companies due to its ability to invest in securities with exposure to such companies.

Invesco Oppenheimer Dividend Opportunity Fund (“Target Fund”) into Invesco Dividend Income Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek total return	current income and long-term growth of capital

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund primarily invest in dividend paying stocks and each Fund has a policy to invest at least 80% of its net assets in dividend-paying stocks and other instruments that have economic characteristics similar to such securities.

Both Funds primarily invest in U.S. securities but also may invest in securities of foreign issuers. The Target Fund may invest up to 35% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in securities of emerging market issuers. The Acquiring Fund has a stated limit providing that only 25% of its net assets may be invested in foreign securities and does not disclose any policy with respect to investing in securities of emerging market issuers.

Both Funds primarily invest in common stock. Both the Target Fund and Acquiring Fund may invest in securities of issuers of any capitalization size. However, the Acquiring Fund typically focuses on investing in stocks of large capitalization issuers.

While both Funds seek to invest in dividend-paying stocks with growth potential, their management strategies differ. The Target Fund uses a value-oriented investing style in selecting stocks. The Acquiring Fund focuses on above-market yielding stocks, emphasizing firms with the financial strength to offer consistent and defensible dividends.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Risks of Investing in Common Stock/Market Risk Dividend Risk* Foreign Securities Risk Management Risk* Small and Mid-Capitalization Companies Risk	Industry and Sector Focus Risk Risks of Other Equity Securities Risks of Developing and Emerging Markets Risks of Value Investing Risks of Developing and Emerging Markets

*

Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk. While dividend risk is not disclosed as a principal risk for the Acquiring Fund, it is subject to this risk.

Invesco Oppenheimer Equity Income Fund (“Target Fund”) into Invesco Dividend Income Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek total return	current income and long-term growth of capital

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund primarily invest in dividend paying stocks. Each Fund has a similar policy to invest 80% of its net assets in equity securities and other instruments that have economic characteristics similar to such securities. The Acquiring Fund’s 80% policy, however, also states that such securities must be dividend-paying securities.

Both Funds primarily invest in U.S. securities but also may invest in securities of foreign issuers. The Target Fund has no limit on the amounts it can invest in foreign securities, but currently does not intend to invest more than 25% of its assets in any single foreign country or more than 5% of its net assets in securities of companies or government issuers in emerging markets countries. The Acquiring Fund has a stated limit providing that only 25% of its net assets may be invested in foreign securities and does not disclose any policy with respect to investing in securities of emerging market issuers.

Both Funds primarily invest in common stock. However, the Target Fund, but not the Acquiring Fund, also discloses other equity securities, such as preferred stocks, warrants and convertible securities, as principal investments. Both the Target Fund and Acquiring Fund may invest in securities of issuers of any capitalization size, while typically focusing on investing in stocks of large capitalization issuers.

While both Funds seek to invest in dividend-paying stocks with growth potential, their management strategies differ. The Target Fund uses a value-oriented investing style in selecting stocks. The Acquiring Fund focuses on above-market yielding stocks, emphasizing firms with the financial strength to offer consistent and defensible dividends.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Risks of Investing in Common Stock/Market Risk Foreign Securities Risk Management Risk* Small and Mid-Capitalization Companies Risk Dividend Risk*	Industry and Sector Focus Risk Risks of Other Equity Securities Risks of Value Investing

*

Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk. While dividend risk is not disclosed as a principal risk for the Acquiring Fund, it is subject to this risk.

Invesco Oppenheimer Government Cash Reserves Fund (“Target Fund”) into Invesco Government Money Market Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek income consistent with stability of principal	to provide current income consistent with preservation of capital and liquidity

Principal Strategies and Principal Investments

Each of the Target Fund and Acquiring Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Each Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

Each of the Target Fund and Acquiring Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, for both Funds, at least 80% of the Fund’s net assets will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

Each of the Target Fund and Acquiring Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. Also, each Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days.

While the Board of each of the Target Fund and the Acquiring Fund may elect to subject its respective Fund to liquidity fee and gate requirements in the future, neither Board has elected to do so at this time.

The Target Fund, but not the Acquiring Fund, discloses that it may invest in other affiliated or unaffiliated government money market funds.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds

Debt Securities Risk/Risks of Money Market Instruments/Fixed Income Markets Risk

Money Market Funds Risk/Net Asset Value Risk

Repurchase Agreement Risk

U.S. Government Obligations Risk

Yield Risk

Cash Risk*

Risks of Investing in Floating Rate and Variable Rate Obligations*

Large Shareholder Transaction Risk*

Regulatory Risk*

Management Risk*

Both the Acquiring Fund and the Target Fund are subject to the following principal risks, but only the Target Fund describes these principal risks in its prospectus: cash risk; risks of investing in floating rate and variable rate obligations; large shareholder transaction risk; and regulatory risk. Both the Acquiring Fund and the Target Fund are subject to management risk, but only the Acquiring Fund discloses this principal risk in its prospectus.

Invesco Oppenheimer Intermediate Term Municipal Fund (“Target Fund”) into Invesco Intermediate Term Municipal Income Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek tax-free income	to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital

Principal Strategies and Principal Investments

The Target Fund and Acquiring Fund have substantially similar 80% policies. The Target Fund has a policy to invest at least 80% of its net assets in securities the income from which is exempt from regular federal individual income tax. The Acquiring Fund has a policy to invest at least 80% of its net assets in municipal securities, which are obligations the income from which is exempt from regular federal individual income tax.

The Target Fund and Acquiring Fund have different policies related to investments subject to the alternative minimum tax. The Target Fund may not invest more than 5% of its net assets in municipal securities subject to the federal alternative minimum tax, while the Acquiring Fund may invest all or a substantial portion of its assets in securities that are subject to the federal alternative minimum tax.

The Funds have similar portfolio maturities. The Target Fund seeks to maintain a dollar-weighted average effective portfolio maturity between three and seven years and the Acquiring Fund seeks to maintain a dollar-weighted average portfolio life of three to 10 years.

The Target Fund and Acquiring Fund have different geographic limitations for their investments. The Acquiring Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state. However, the Acquiring Fund does not have the present intention to invest more than 25% of the value of its net assets in issuers located in the same state. In contrast, the Target Fund may invest up to 25% of its total assets in municipal securities issued by each of California, New York, and Texas, or their respective agencies, instrumentalities and authorities, but is limited to investing no more than 15% of its total assets in the municipal securities issued by the government of any other single state, its political subdivisions, or its agencies, instrumentalities or authorities. In addition, the Acquiring Fund, but not the Target Fund, may invest in securities issued by U.S. territories and possessions or by their agencies, instrumentalities and authorities. With respect to industry sectors, the Target Fund, but not the Acquiring Fund, is limited to investing no more than 15% of its assets in a single sector.

Both Funds may invest in revenue bonds and general obligation bonds, but the Acquiring Fund specifically states that it primarily invests in municipal securities classified as revenue bonds. Both Funds may invest in fixed and variable rate securities, municipal bonds, municipal notes and interests in municipal leases. Both Funds are permitted to invest in illiquid securities, when-issued and delayed delivery securities and zero coupon bonds, but only the Acquiring Fund lists such securities as principal investments. The Acquiring Fund, but not the Target Fund, may use derivatives as a principal investment. The Acquiring Fund, but not the Target Fund, may invest in inverse floating rate municipal obligations as a form of leverage. The Target Fund, but not the Acquiring Fund, can borrow money to purchase additional securities, another form of leverage. The Target Fund, but not the Acquiring Fund, lists tobacco-related bonds and land-secured bonds as principal investments. The Acquiring Fund may invest up to 10% of its assets in a tax-exempt money fund as a temporary investment, while the Target Fund does not disclose a comparable policy.

The Acquiring Fund and Target Fund both invest primarily in investment-grade securities but have different credit quality guidelines with the Acquiring Fund having more flexibility to invest in lower-rated securities. The Target Fund will not invest more than 40% of its total assets in securities, in the aggregate, that are rated below the top three of the four investment grade categories (or that are unrated), and is limited to investing no more than 10% of its total assets in below investment grade securities. The Acquiring Fund has no limitations with respect to investment in any of the four categories of investment grade securities and is limited to investing no more than 35% of its net assets in below investment grade securities. In addition, the Target Fund will not invest more than 15% of its net assets in unrated securities, whereas the Acquiring Fund does not have a specific limitation with respect to its investments in unrated securities.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Alternative Minimum Tax Risk

Debt Securities Risk/ Fixed Income Markets Risk

Below Investment Grade Securities Risk/Medium and Lower-Grade Municipal Securities Risk

Management Risk*

Municipal Risk

Municipal Issuer Focus Risk

Municipal Securities Risk/Taxability Risk

Liquidity Risk

Derivatives Risk

Inverse Floating Rate Obligations Risk

Variable Rate Demand Notes Risk

When-Issued, Delayed Delivery and Forward Commitment Risk

Zero Coupon or Pay-In-Kind Securities Risk

Risks of Land-Secured or “Dirt Bonds” Risks of Tobacco Related Bonds Risks of Borrowing and Leverage

*	Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk.

Invesco Oppenheimer Limited-Term Bond Fund (“Target Fund”) into Invesco Short Term Bond Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek income	total return, comprised of current income and capital appreciation

Principal Strategies and Principal Investments

Both Funds are subject to an 80% policy to invest in fixed income securities and derivatives and other instruments that have economic characteristics similar to such securities. The Target Fund and Acquiring Fund both primarily invest in investment grade securities but are permitted to invest a portion of their assets in below investment grade securities. The Target Fund may invest up to 35% of its total assets in below investment grade securities, while the Acquiring Fund may invest up to 20% of its net assets in such lower-rated securities.

Both the Target Fund and Acquiring Fund are permitted to invest in foreign securities, including emerging market securities. The Target Fund may invest up to 20% of its assets in foreign debt securities, while the Acquiring Fund may invest up to 25% of its assets in such securities. While the Acquiring Fund may invest a higher percentage of its assets in foreign securities, it is limited to investing 20% in securities and currencies (including foreign currency derivatives) denominated in currencies other than the dollar.

Both Funds may invest in a wide variety of fixed income securities and derivative instruments, although the Target Fund states that it invests primarily in corporate debt securities and U.S. government securities. The principal types of fixed income securities in which both Funds may invest include corporate bonds, U.S. Treasury and agency securities, mortgage-backed securities and asset-backed securities. The Funds’ investments in mortgage-backed and asset-backed securities include collateralized mortgage obligations and collateralized debt obligations, and with respect to the Acquiring Fund, collateralized loan obligations. In addition, the Acquiring Fund may, as a principal investment, invest in illiquid and restricted securities, zero coupon and pay-in-kind securities, municipal securities, and when-issued and delayed delivery securities. The Target Fund does not invest in such securities as principal investments. The Acquiring Fund also specifically discloses that it may engage in “to be announced” (TBA) transactions, including engaging in short sales of TBA mortgages it does not own, while the Target Fund does not specifically disclose such transactions as a principal investment. Both the Target Fund and Acquiring Fund may invest in derivative instruments such as swaps, options, futures, and forward foreign currency transactions.

The Funds have similar, but not identical, maturity/duration characteristics. The Acquiring Fund attempts to maintain a dollar-weighted average portfolio maturity and duration of less than three years. The Target Fund seeks to maintain a weighted average effective duration of one to three and a half years.

The Target Fund mainly seeks income earnings in selecting investments, while the Acquiring Fund uses an active management style to obtain both income and capital growth.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund

Debt Securities Risk

Fixed Income Markets Risk

Below Investment Grade Securities Risk

Foreign Securities Risk/Foreign Government Debt Risk/Foreign Credit Exposure Risk

Emerging Markets Risk

Derivatives Risk

Management Risk*

Mortgage- and Asset-Backed Securities Risk

TBA Transaction Risk*

Pay-In-Kind Securities Risk*

U.S. Government Securities Risk

Active Trading Risk

Collateralized Loan Obligations Risk

Liquidity Risk

Municipal Securities Risk

Short Position Risk

When Issued, Delayed Delivery and Forward Commitment Risk

Zero Coupon or Pay In-Kind Securities Risk

*

Both the Acquiring Fund and the Target Fund are subject to the following risks, but only the Acquiring Fund describes these as principal risks in its prospectus: management risk; TBA transactions risk; and pay-in-kind securities risk. Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk.

Invesco Oppenheimer Limited-Term Government Fund (“Target Fund”) into Invesco Quality Income Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek income	to provide a high level of current income, with liquidity and safety of principal

Principal Strategies and Principal Investments

The Target Fund and Acquiring Fund are subject to different 80% investment policies. The Target Fund has an investment policy to invest at least 80% of its net assets in debt securities issued by the U.S. government, its agencies and instrumentalities and repurchase agreements on those securities, and in derivatives and other instruments that have economic characteristic similar to such securities. The Acquiring Fund has an investment policy to invest at least 80% of its net assets in mortgage-backed securities (MBS) of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities, or sponsored corporations, and in MBS privately issued in the United States. Both Funds may include investments in U.S. government and government agency MBS among the investments to satisfy their respective 80% policies but differ as to the other investments that may be included for purposes of such policies. The Target Fund may include non-mortgage-backed government and agency securities to satisfy its 80% policy, while the Acquiring Fund may include privately issued MBS to satisfy its 80% policy.

Both the Target Fund and Acquiring Fund may invest in government mortgage pass-through securities, collateralized mortgage obligations (CMOs), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and asset-backed securities. The Acquiring Fund, however, is permitted to invest to a greater extent in privately issued mortgage-backed related securities than the Target Fund and as a result, may be subject to heightened mortgage-related risks. The Acquiring Fund also may invest in real estate mortgage investment conduits (REMICs). Both Funds may engage in to be announced (TBA) transactions and dollar rolls, but only the Acquiring Fund is permitted to sell short TBA securities, including those it does not own. Each Fund may invest in derivative instruments such as options, swaps, and futures for investment or hedging purposes. The Acquiring Fund, as a principal investment, may invest in illiquid securities, Rule 144A securities, and when-issued and delayed delivery securities. The Target Fund also may invest in such securities but does not identify these securities as principal investments.

The Target Fund seeks to maintain an average effective portfolio duration of not more than three years, while the Acquiring Fund does not have a stated duration policy.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund

Debt Securities Risk

Dollar Roll Transactions Risk

Fixed Income Markets Risk

Mortgage- and Asset-Backed Securities Risk

U.S. Government Obligations Risk

Derivatives Risk

Zero Coupon Securities Risk

Management Risk*

TBA Transactions Risk*

Pay-In-Kind Securities Risk*

Active Trading Risk Liquidity Risk When Issued, Delayed Delivery and Forward Commitment Risk

Both the Acquiring Fund and the Target Fund are subject to the following risks, but only the Acquiring Fund describes these as principal risks in its prospectus: Management Risk; TBA Transactions Risk; and Pay-In-Kind Securities Risk. Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk.

Invesco Oppenheimer Global Infrastructure Fund* (“Target Fund”) into Invesco Global Infrastructure Fund (“Acquiring Fund”)

*

Prior to November 18, 2019, the Fund was named Invesco Oppenheimer Macquarie Global Infrastructure Fund and was sub-advised by Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust.

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective
to seek total return	total return through growth of capital and current income

Principal Strategies and Principal Investments

The Target Fund and Acquiring Fund each has a similar policy to invest 80% of its net assets in securities of U.S. and non-U.S. infrastructure-related companies and in derivatives and other instruments that have economic characteristics similar to such securities. The Acquiring Fund’s 80% policy, however, also states that such securities must be equity securities.

Each Fund defines infrastructure or infrastructure-related companies differently. The Target Fund considers infrastructure companies as companies that engage in the ownership, management, construction, operation and use or financing of infrastructure assets. For purposes of interpreting the Target Fund’s 80% policy, the Fund considers a company an infrastructure company if the company is categorized, based on the Global Industry Classification Standards (GICS) industry classifications (as amended from time to time) within the following industries: Airport Services, Alternative Carriers, Cable & Satellite, Communications Equipment, Construction & Engineering, Electric Utilities, Gas Utilities, Highways & Railtracks, Independent Power Producers & Energy Traders, Industrial Conglomerates, Marine Ports & Services, Multi-Utilities, Oil & Gas, Refining & Marketing, Oil & Gas Storage & Transportation, Railroads, Renewable Energy, Specialized REITs, Water Utilities and Wireless Telecommunication Services. The Acquiring Fund considers a company to be an infrastructure-related company if it derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets, which include the physical structures, networks and systems of transportation, energy, water and sewage, and communication.

While both Funds will invest in common stock and master limited partnerships (MLPs), the Target Fund also includes convertible securities, preferred stock, stapled securities and income trusts as additional principal investments. With respect to investment in MLPs, both Funds have certain investment limitations. The Target Fund’s investment in MLPs is limited to no more than 25% of its assets. The Acquiring Fund may only invest up to 20% of its assets in MLPs that are not taxed as regular corporations. The Acquiring Fund, but not the Target Fund, may invest in derivatives, including forward foreign currency contracts and futures contracts, as part of its principal investment strategy.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Emerging Markets Securities Risk

Foreign Securities Risk

Infrastructure-Related Companies Risk/Concentration Risk

Management Risk*

MLP Risk

MLP Tax Risk

Non-Diversification Risk

Risks of Investing in Common Stock/Market Risk

	Active Trading Risk Depositary Receipts Risk Derivatives Risk Geographic Focus Risk	Eurozone Investment Risk Risks of Income Trusts Liquidity Risk Other Equity Securities Risk REITs Risk

*	Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk.

Invesco Oppenheimer Mid Cap Value Fund (“Target Fund”) into Invesco American Value Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek capital appreciation	long-term capital appreciation

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund primarily invest in U.S. issuers. The Acquiring Fund has a policy to invest at least 80% of its net assets in U.S. issuers, while the Target Fund does not have a similar stated policy with respect to U.S.

issuers. Both Funds have the ability to invest in foreign securities. The Target Fund has no stated limit on the percentage of its assets that may be invested in foreign issuers but discloses that it does not expect to invest a substantial amount of its assets in foreign securities. The Acquiring Fund may invest no more than 20% of its net assets in foreign securities.

Both Funds may invest in mid-capitalization companies and small capitalization companies but each emphasize different capitalization ranges. The Target Fund invests at least 80% of its net assets in mid-capitalization companies but also may invest in small capitalization companies. The Acquiring Fund invests at least 65% of its net assets in small- to mid-capitalization companies. The Acquiring Fund also is permitted to invest in large capitalization companies. While both Funds invest primarily in common stock of operating companies, each Fund also may invest in REITs.

Both Funds use a value style of investing.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds

Risks of Mid-Capitalization Companies

Risks of Small Capitalization Companies

Risks of Value Investing

Industry and Sector Focus Risk

Foreign Investing Risk/Depositary Receipts Risk

Derivatives Risk

Common Stock/Market Risk

Management Risk*

REIT Risk/Real Estate Risk*

*

Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to Management Risk as well as REIT Risk/Real Estate Risk because, like the Acquiring Fund, the Target Fund invests in REITs.

Invesco Oppenheimer Real Estate Fund (“Target Fund”) into Invesco Real Estate Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek total return	total return through growth of capital and current income

Principal Strategies and Principal Investments

The Target Fund and Acquiring Fund each has a similar policy to invest 80% of its net assets in securities of real estate-related companies and in derivatives and other instruments that have economic characteristics similar to such securities. The Target Fund’s 80% policy, however, also states that such securities must be equity securities.

The Target Fund and Acquiring Fund have similar but not identical definitions of real estate-related companies. The Acquiring Fund considers an issuer to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of commercial, industrial or residential real estate. The Target Fund considers a real estate-related company to be one that derives at least 50% of its revenues from, or invests at least 50% of its assets in, the same real estate related activities listed above for the Acquiring Fund. Both Funds may invest in (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short-term construction and development of mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. The Target Fund focuses its investments in equity REITs and the Acquiring Fund focuses its investments in equity REITs and equity securities of real estate operating issuers. Both Funds may invest in companies of any capitalization size.

While both Funds will invest in common stock, the Acquiring Fund also may invest in preferred stocks and convertible securities as principal investments. The Acquiring Fund may invest in debt securities, including corporate debt obligations and commercial mortgage-backed securities. The Acquiring Fund may invest up to 10% of its net assets in non-investment grade debt securities of real estate and real estate-related issuers. The Acquiring Fund also may invest up to 25% of its net assets in foreign securities and up to 10% of its foreign holdings may be in emerging market securities. The Target Fund does not invest in debt securities or foreign securities as principal investments. The Acquiring Fund, but not the Target Fund, also may engage in short sales of securities and use forward foreign currency contracts.

The Target Fund is classified as a non-diversified fund, while the Acquiring Fund is classified as a diversified fund.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Risks of Investing in Common Stock/Market Risk REIT Risk/Real Estate Risk/Concentration Risk Small-and Mid-Capitalization Companies Risk/Smaller Real Estate Companies Risk Management Risk*

Convertible Securities Risk

Debt Securities Risk

Derivatives Risk

Emerging Markets Securities Risk

Foreign Securities Risk

High Yield Debt Securities Risk Mortgage-and Asset-Backed Securities Risk

Preferred Securities Risk

Short Position Risk

Non-Diversification Risk

*	Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk.

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (“Target Fund”) into Invesco Short Duration High Yield Municipal Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek tax-free income	to seek federal tax-exempt current income and taxable capital appreciation

Principal Strategies and Principal Investments

The Target Fund and Acquiring Fund have substantially similar 80% policies. The Target Fund has a policy to invest at least 80% of its net assets in securities the income from which is exempt from regular federal individual income tax. The Acquiring Fund has a policy to invest at least 80% of its net assets in municipal securities, which are obligations the income from which is exempt from regular federal individual income tax. Both Funds may invest all or a substantial portion of their assets in municipal securities that are subject to the federal alternative minimum tax.

The Funds have substantially similar portfolio durations. Both Fund will generally attempt to maintain weighted average portfolio durations of five years or less.

The Acquiring Fund and Target Fund have different credit quality guidelines with the Acquiring Fund investing more of its assets in lower rated securities. The Target Fund may not invest more than 35% of its total assets in below investment grade securities, while the Acquiring Fund invests at least 75% of its net assets in medium- and lower-grade municipal securities (such as securities rated BBB+ or below by S&P).

Both Funds may invest in revenue bonds and general obligation bonds, but the Acquiring Fund specifically states that it primarily invests in municipal securities classified as revenue bonds. Both Funds may invest in fixed and variable rate securities, municipal bonds, municipal notes and interests in municipal leases. Both Funds are permitted to invest in illiquid securities, when-issued and delayed delivery securities and zero coupon bonds, but only the Acquiring Fund lists such securities as principal investments. Both Funds may use derivatives as a principal investment. Both Funds may invest in inverse floating rate municipal obligations as a form of leverage, but the Target Fund specifically limits its exposure to leverage from inverse floaters to 15% of its total assets. The Target Fund, but not the Acquiring Fund, can borrow money to purchase additional securities, another form of leverage. The Target Fund, but not the Acquiring Fund, lists tobacco-related bonds and land-secured bonds as principal investments. The Acquiring Fund may invest up to 10% of its assets in a tax-exempt money fund as a temporary investment, while the Target Fund does not disclose a comparable policy.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Alternative Minimum Tax Risk

Debt Securities Risk/ Fixed Income Markets Risk

Below Investment Grade Securities Risk/Medium and Lower-Grade Municipal Securities Risk

Derivatives Risk

Inverse Floating Rate Obligations Risk

Municipal Issuer Focus Risk

Management Risk*

Municipal Securities Risk/Taxability Risk

Shorter-Term Securities Risk*

	Liquidity Risk Money Market Fund Risk Variable Rate Demand Notes Risk When-Issued, Delayed Delivery and Forward Commitment Risk Zero Coupon or Pay-In-Kind Securities Risk	Risks of Land-Secured or “Dirt Bonds” Risks of Tobacco Related Bonds U.S. Territories, Commonwealths and Possessions Risk Risks of Borrowing and Leverage.

*

Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk. Although not disclosed as a principal risk for the Acquiring Fund, the Acquiring Fund also is subject to the risks of investing in shorter-term securities.

Invesco Oppenheimer Small Cap Value Fund (“Target Fund”) into Invesco Small Cap Value Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek capital appreciation	long-term growth of capital

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest at least 80% of their assets in the securities of small cap companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Target Fund and Acquiring Fund define small cap companies similarly. The Target Fund and Acquiring Fund define small cap companies according to the market capitalization range of the Russell 2000 Value Index and Russell 2000 Index, respectively.

Both Funds primarily invest in U.S. securities. The Acquiring Fund, but not the Target Fund, also states that up to 25% of its net assets may be invested in foreign securities, including emerging markets securities. The Target Fund does not include foreign securities as a principal investment but is permitted to invest in such securities. Both Funds may invest in REITs but the Acquiring Fund may only invest up to 15% of its net assets in REITs. Although both Funds are permitted to invest in derivative instruments, only the Acquiring Fund includes derivative use as a principal strategy. The Acquiring Fund may use futures contracts and options as part of its investment strategy.

Both Funds employ a similar value style of investing.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Risks of Investing in Common Stock/Market Risk

REIT Risk/Real Estate Risk

Industry and Sector Focus Risk

Small-Capitalization Companies Risk

Value Investing Style Risk

Management Risk*

Mid-Capitalization Companies Risk

	Depositary Receipts Risk Derivatives Risk Emerging Markets Risk Foreign Securities Risk Mid-Capitalization Companies Risk	Active Trading Risk

*	Although not disclosed as a principal risk for the Target Fund, the Target Fund, as an actively managed fund, also is subject to management risk.

Invesco Oppenheimer Ultra-Short Duration Fund (“Target Fund”) into Invesco Conservative Income Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

to seek income	provide capital preservation and current income while maintaining liquidity

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest in a diversified portfolio of short duration, investment grade money market and fixed income securities. Each Fund seeks to maintain a portfolio duration of less than one year. Each Fund is subject to a substantially similar concentration policy to invest more than 25% of its assets in the financial services sector.

Both Funds may invest in a wide variety of fixed income securities and derivative instruments. Both Funds may invest in: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) mortgage backed and asset backed securities; (vi) domestic and foreign corporate debt obligations; (vii) sovereign debt and obligations of supra-national entities; and (viii) illiquid and restricted securities. The Acquiring Fund also may invest in municipal securities, zero coupon and pay-in-kind securities, when-issued and delayed delivery securities, to-be announced transactions, and money market funds. Both Funds may invest in derivative instruments such as swaps and futures contracts.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund

Debt Securities Risk/Fixed Income Markets Risk

Foreign Securities Risk/Foreign Government Debt Risk

Risks of Concentration in Banking and Financial Services

Derivatives Risk

Liquidity Risk

Management Risk

Asset-Backed Securities Risk*

Repurchase Agreement Risk*

U.S. Government Obligations Risk*

Yield Risk*

Money Market Fund Risk Municipal Securities Risk TBA Transactions Risk When Issued, Delayed Delivery and Forward Commitment Risk Zero Coupon or Pay In-Kind Securities Risk

*

Both the Acquiring Fund and the Target Fund are subject to the following principal risks, but only the Acquiring Fund discloses these as principal risks in its prospectus: asset-backed securities risk; repurchase agreement risk; U.S. government obligations risk; and yield risk.

Invesco Pennsylvania Tax Free Income Fund (“Target Fund”) into Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities	to seek tax-free income

Principal Strategies and Principal Investments

Both Funds are subject to policies to invest at least 80% of their net assets in Pennsylvania municipal securities, which are obligations the income from which are exempt from regular federal individual and Pennsylvania income tax. Additionally, both Funds have or upon closing of the Reorganization will have policies to invest no more than 20% of their net assets in municipal securities subject to the federal alternative minimum tax.

The Acquiring Fund, as a principal investment, may invest in municipal securities issued by issuers outside of Pennsylvania, such as U.S. territories, commonwealths and possessions, or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to Pennsylvania and federal income tax. The Target Fund also may invest in the securities of such issuers but does not identify these securities as a principal investment. The Acquiring Fund has historically invested to a greater extent in municipal securities issued by U.S. territories, including Puerto Rico.

Both Funds may invest in revenue bonds and general obligation bonds, but the Target Fund specifically states that it primarily invests in municipal securities classified as revenue bonds. Neither Fund has restrictions with respect to the maturity range of the securities that are purchased, but the Acquiring Fund focuses on municipal securities with longer maturities. Both Funds may invest in fixed and variable rate securities, municipal bonds, municipal notes and interests in municipal leases. Both Funds are permitted to invest in illiquid securities, when-issued and delayed delivery securities and zero coupon bonds, but only the Target Fund lists such securities as principal investments. Both the Target Fund and Acquiring Fund may invest in derivative instruments. Both Funds may invest in inverse floating rate municipal obligations as a form of leverage, but the Acquiring Fund specifically limits its exposure to leverage from inverse floaters to 20% of its total assets. The Acquiring Fund, but not the Target Fund, can borrow money to purchase additional securities, another form of leverage. The Acquiring Fund, but not the Target Fund, lists tobacco-related bonds and land-secured bonds as principal investments. The Target Fund may invest up to 10% of its assets in a tax-exempt money fund as a temporary investment, while the Acquiring Fund does not disclose a comparable policy.

The Target Fund and Acquiring Fund have different credit quality guidelines. The Target Fund seeks to invest in medium- and lower-grade securities (such as securities rated BBB- through CC by S&P for bonds or SP-2 or lower for notes) and due to market conditions may at times invest in higher-grade securities. In contrast, the Acquiring Fund invests primarily in investment grade securities (higher grade and medium grade securities) but may invest up to 25% of its total assets in below investment grade securities (such as securities rated below BBB- by S&P).

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Acquiring Fund but not the Target Fund	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Alternative Minimum Tax Risk

Debt Securities Risk/ Fixed Income Markets Risk

Below Investment Grade Securities Risk/Medium and Lower-Grade Municipal Securities Risk

Derivatives Risk

Inverse Floating Rate Obligations Risk

Municipal Issuer Focus Risk

Municipal Securities Risk/Taxability Risk

Pennsylvania and U.S. Territories Municipal Securities Risk

Management Risk

	Risks of Land-Secured or “Dirt Bonds” Risks of Tobacco Related Bonds Risks of Significant Investment in Puerto Rico Municipal Securities Risks of Borrowing and Leverage	Liquidity Risk Money Market Fund Risk Variable Rate Demand Notes Risk When-Issued, Delayed Delivery and Forward Commitment Risk Zero Coupon or Pay-In-Kind Securities Risk

Invesco Small Cap Discovery Fund (“Target Fund”) into Invesco Small Cap Growth Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

seek capital appreciation	long-term growth of capital

Principal Strategies and Principal Investments

Both the Target Fund and Acquiring Fund invest 80% of their assets in the securities of small cap companies. The Target Fund and Acquiring Fund define small cap companies according to the market capitalization range of the Russell 2000 Index. Both Funds primarily invest in U.S. securities but may invest up to 25% of their assets in foreign securities.

Both Funds employ a growth style of investing. The Target Fund does not limit its investments to any type of security or issuer and may invest in companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical operating history, product lines, services, markets or resources, distribution channels, financial resources, or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. The Target Fund may also invest in securities involving special circumstances, such as initial public offerings (IPOs). In contrast, the Acquiring Fund refers closely to the Russell 2000 Growth Index in portfolio construction.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed By the Target Fund but not the Acquiring Fund

Market Risk Foreign Securities Risk Growth Investing Risk Management Risk Sector Focus Risk Small-and Mid-Capitalization Companies Risk	Initial Public Offerings (IPO) Risk

Invesco Technology Sector Fund (“Target Fund”) into Invesco Technology Fund (“Acquiring Fund”)

Investment Objectives

Target Fund’s Investment Objective	Acquiring Fund’s Investment Objective

long-term growth of capital	long-term growth of capital

Principal Strategies and Principal Investments

The Acquiring Fund and Target Fund each has a substantially similar policy to invest at least 80% of its net assets in securities of technology companies. The Target Fund invests 80% of its net assets in securities of issuers considered by the Fund’s investment adviser to rely extensively on technology, science and communications in their product development or operations at the time of investment, and in derivatives and other instruments that have economic characteristics similar to such securities. The Acquiring Fund invests at least 80% of its net assets in securities of issuers engaged in technology-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Target Fund and Acquiring Fund define technology companies identically for purposes of their 80% policies. The Target Fund considers an issuer to rely extensively on technology, science and communications, and the Acquiring Fund considers an issuer to be doing business in technology-related industries, if such issuer meets one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, a Fund’s portfolio managers determine that its primary business is within technology-related industries. Both Funds further disclose that issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.

The Target Fund and Acquiring Fund have identical investment strategies and principal investments. Both Funds invest primarily in equity securities, principally common stock. Each Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. Both Funds may invest in securities of issuers of any market capitalization, but tend to focus on the securities of mid- and large-capitalization issuers. The Target Fund and Acquiring Fund may each invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries. Each Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.

Both the Target Fund and the Acquiring Fund may invest in derivative instruments including options and futures contracts. Each Fund can use options, including call options, for hedging and investment purposes. Each Fund also can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

Principal Risks

Principal Risks Common to Both the Target and Acquiring Funds

Depositary Receipts Risk
Derivatives Risk
Emerging Markets Securities Risk
Foreign Securities Risk
Growth Investing Risk
Management Risk
Market Risk
Small- and Mid-Capitalization Companies Risk
Technology Sector Risk

Repositioning Costs.

A Reorganization may result in the sale of some of the portfolio securities of a Target Fund following the Reorganization as the corresponding Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy.

The transaction costs anticipated in connection with the sale of such portfolio securities prior to the Reorganization of the Invesco Oppenheimer Limited-Term Government Fund, Invesco Oppenheimer Global Infrastructure Fund, Invesco Oppenheimer Real Estate Fund and Invesco Oppenheimer Small Cap Discovery Fund are estimated to have the basis point impact on each Target Fund’s asset base as noted below:

Invesco Oppenheimer Limited-Term Government Fund: 0.034%

Invesco Oppenheimer Global Infrastructure Fund: 0.045%

Invesco Oppenheimer Real Estate Fund: 0.0022%

Invesco Oppenheimer Small Cap Discovery Fund: 0.005%

The transaction costs anticipated in connection with the sale of such portfolio securities after the Reorganization of the Invesco Global Small & Mid Cap Growth Fund and Invesco International Allocation Fund are estimated to have the basis point impact on its corresponding Acquiring Fund’s asset base as noted below:

Invesco Global Growth Fund: 0.019%

Invesco Oppenheimer International Diversified Fund: 0.001%

The sale of such portfolio securities may also result in the realization of capital gains to an Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that, except for the Invesco Global Small & Mid Cap Growth Fund, Invesco International Allocation Fund, Invesco Oppenheimer Limited-Term Government Fund, Invesco Oppenheimer Global Infrastructure Fund, Invesco Oppenheimer Real Estate Fund and Invesco Small Cap Discovery Fund, any such sales of portfolio securities by each Acquiring Fund as a result of its Reorganization (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by each Acquiring Fund.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio; borrowing; issuing senior securities; underwriting; concentration in particular industries; investing in real estate; investing in commodities; lending; and investing in other open-end management investment companies. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.

The fundamental investment restrictions of each Target Fund and those of its corresponding Acquiring Fund do not materially differ or will not materially differ immediately prior to the closing of the Reorganization. The Funds’ non-fundamental investment restrictions are also similar. Although there are certain differences in text between certain Target Fund’s non-fundamental investment restriction and its corresponding Acquiring Fund’s investment restriction, such differences do not affect the overall risk profiles of the Funds.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Fund will be exchanged for shares of a specific class of the corresponding Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.

Distribution Arrangements. Invesco Distributors, Inc. (“IDI”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Target Fund and the Acquiring Fund pursuant to written agreements (“Distribution Agreements”). The Distribution Agreements provide that IDI has the exclusive right to distribute shares of the Funds on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in each Fund’s prospectus.

The share classes offered by each Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are set forth in the chart below. An Acquiring Fund may also offer additional classes of shares that are not part of the Reorganization.

Target Fund Share Classes	Acquiring Fund Share Classes
Invesco California Tax-Free Income Fund	Invesco Oppenheimer Rochester California Municipal Fund
Class A	Class A
Class C	Class A
Class Y	Class Y
C lass R6	Class R6
Invesco Global Small & Mid Cap Growth Fund	Invesco Global Growth Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco International Allocation Fund	Invesco Oppenheimer International Diversified Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Mid Cap Core Equity Fund	Invesco Oppenheimer Main Street Mid Cap Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Moderate Allocation Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class S	Class S – (New)
Class R5	Class R5
Class R6	Class R6
Invesco New York Tax Free Income Fund	Invesco Oppenheimer Rochester Municipals Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Target Fund Share Classes	Acquiring Fund Share Classes
Invesco Oppenheimer Capital Income Fund	Invesco Multi-Asset Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Dividend Opportunity Fund	Invesco Dividend Income Fund
Class A	Class A
Class C	Class C
Class R	Class R – (New)
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Equity Income Fund	Invesco Dividend Income Fund
Class A	Class A
Class C	Class C
Class R	Class R – (New)
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Global Multi-Asset Income Fund	Invesco Multi-Asset Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Government Cash Reserves Fund	Invesco Government Money Market Fund
Class A	Class A – (New)
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class R6
Invesco Oppenheimer Intermediate Term Municipal Fund	Invesco Intermediate Term Municipal Income Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6
Invesco Oppenheimer Limited-Term Bond Fund	Invesco Short Term Bond Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Limited-Term Government Fund	Invesco Quality Income Fund
Class A	Class A
Class C	Class C
Class R	Class R – (New)
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Target Fund Share Classes	Acquiring Fund Share Classes
Invesco Oppenheimer Global Infrastructure Fund	Invesco Global Infrastructure Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Mid Cap Value Fund	Invesco American Value Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Real Estate Fund	Invesco Real Estate Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	Invesco Short Duration High Yield Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Invesco Oppenheimer Small Cap Value Fund	Invesco Small Cap Value Fund
Class A	Class A
Class C	Class C
Class R	Class R – (New)
Class Y	Class Y
Class R6	Class R6
Invesco Oppenheimer Ultra-Short Duration Fund	Invesco Conservative Income Fund
Class A	Class Y – (New)
Class Y	Class Y – (New)
Class R6	Class R6 – (New)
Invesco Pennsylvania Tax Free Income Fund	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6
Invesco Small Cap Discovery Fund	Invesco Small Cap Growth Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6
Invesco Technology Sector Fund	Invesco Technology Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Sales Charges.

The following tables show differences in the initial sales charge schedules of the Class A shares of certain Target Funds as compared to the initial sales charge schedules of the Class A shares of each Target Fund’s respective Acquiring Fund.

Invesco International Allocation Fund (Target Fund) and Invesco Oppenheimer International Diversified Fund (Acquiring Fund):

Target Fund			Acquiring Fund
Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $50,000	5.50%	5.82%	Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%	$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%	$100,000 but less than $250,000	3.50%	3.63%
N/A	N/A	N/A	$250,000 but less than $500,000	2.75%	2.83%
N/A	N/A	N/A	$500,000 but less than $1,000,000	2.00%	2.04%

Invesco Oppenheimer Global Multi-Asset Income Fund (Target Fund) and Invesco Multi-Asset Income Fund (Acquiring Fund):

Target Fund			Acquiring Fund
Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $100,000	4.25%	4.44%	Less than $50,000	5.50%	5.82%
$100,000 but less than $250,000	3.50%	3.63%	$50,000 but less than $100,000	4.50%	4.71%
$250,000 but less than $500,000	2.50%	2.56%	$100,000 but less than $250,000	3.50%	3.63%
$500,000 but less than $1,000,000	2.00%	2.04%	$250,000 but less than $500,000	2.75%	2.83%
N/A	N/A	N/A	$500,000 but less than $1,000,000	2.00%	2.04%

Invesco Oppenheimer Limited-Term Government Fund (Target Fund) and Invesco Quality Income Fund (Acquiring Fund):

Target Fund			Acquiring Fund
Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $100,000	2.50%	2.56%	Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	1.75%	1.78%	$100,000 but less than $250,000	3.50%	3.63%
N/A	N/A	N/A	$250,000 but less than $500,000	2.50%	2.56%
N/A	N/A	N/A	$500,000 but less than $1,000,000	2.00%	2.04%

As noted above, shareholders of Class C shares of the Invesco California Tax-Free Income Fund will receive Class A shares of the Invesco Oppenheimer Rochester California Municipal Fund. Class C shares, unlike Class A shares, are not subject to an initial sales charge. Class A shares of Invesco Oppenheimer Rochester California Municipal Fund can be purchased at the public offering price, which includes an initial sales charge ranging from 4.25% to zero, depending on the amount of your investment. Invesco Oppenheimer Rochester California Municipal Fund offers reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between Invesco Oppenheimer Rochester California Municipal Fund and its Target Fund. The prospectuses and SAIs of the Funds describe in detail these reductions and waivers.

The sales charge schedule (if any) of each share class of each Target Fund, except as discussed above, are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the corresponding Acquiring Fund. For more information on the sales charges for each Fund, please see the information contained under “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare?” of this Joint Information Statement/Prospectus. Class C shares are sold with a CDSC that may be imposed when the shares are sold. Except as described below, Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC unless Class C shares were received through an exchange of Class C shares from another Invesco Fund that is subject to a CDSC.

Class A shares, except Class A shares of Invesco Oppenheimer Ultra-Short Duration Fund, Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund and Invesco Government Money Market Fund, may also be subject to a CDSC on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase (or $250,000 or more if redeemed prior to 18 months after the date of purchase for the following Funds: Invesco International Allocation Fund, Invesco Moderate Allocation Fund, Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, Invesco Oppenheimer Intermediate Term Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Oppenheimer Limited-Term Bond Fund, Invesco Short Term Bond Fund, Invesco Oppenheimer Limited-Term Government Fund, Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund and Invesco Short Duration High Yield Municipal Fund). Except as described below, Invesco Cash Reserve Shares of Invesco Government Money Market Fund that were acquired through an exchange involving Class A shares that were subject to a CDSC will continue to be subject to that same CDSC.

Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge (if any) to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class R, Class Y, Class S, Class R5 and Class R6 are sold without any initial sales charge or CDSC. Each share class except Class Y, Class R5 and Class R6 shares and Class A shares of Invesco Oppenheimer Ultra-Short Duration Fund imposes an asset-based sales charge or service fee under one or more plans adopted by the Boards, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with a Reorganization. In addition, the exchange of Class A shares or Class C shares of a Target Fund for corresponding classes of the corresponding Acquiring Fund at the consummation of a Reorganization will not result in the imposition of any CDSC that applies to those share classes. Upon consummation of a Reorganization, former Target Fund shareholders of Class A shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares or Class C shares for purposes of determining the amount of any CDSC that may be due upon subsequent redemption, if any. The Acquiring Fund initial sales charges for Class A shares and CDSCs that apply to Class A shares and Class C shares, if any, will apply to any Class A shares or Class C shares of an Acquiring Fund purchased after a Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or CDSC.

Distribution Fees. The Funds have adopted distribution and/or service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to each of their Class A (except Class A shares of the Invesco Oppenheimer Ultra-Short Duration Fund), Class C, Class R, and Class S shares as applicable. Class Y, Class R5 and Class R6 shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, each Fund compensates and/or reimburses Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Fund shares and providing shareholder services in the amounts shown below of the Fund’s average daily net assets attributable to Class A, Class C, Class R, and Class S. For classes of the Funds indicated below that have Reimbursement Plans, notwithstanding the foregoing limits, IDI may be reimbursed from a Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares and/or the servicing of shareholders. This limitation may result in a share class of a Fund paying less than the maximum amounts noted above in a particular year. For the classes of the Funds indicated below that have Compensation Plans, regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders, the underwriter is compensated at a fixed rate.

Target Fund	12b-1 Fee	12b-1 Plan Type	Acquiring Fund	12b-1 Fee	12b-1 Plan Type
Invesco California Tax-Free Income Fund			Invesco Oppenheimer Rochester California Municipal Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
CLASS C	0.75%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
Invesco Global Small & Mid Cap Growth			Invesco Global Growth Fund
CLASS A	0.25%	COMPENSATION	CLASS A	0.25%	COMPENSATION
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
Invesco International Allocation Fund			Invesco Oppenheimer International Diversified Fund
CLASS A	0.25%	COMPENSATION	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Mid Cap Core Equity Fund			Invesco Oppenheimer Main Street Mid Cap Fund
CLASS A	0.25%	COMPENSATION	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION

Target Fund	12b-1 Fee	12b-1 Plan Type	Acquiring Fund	12b-1 Fee	12b-1 Plan Type
Invesco Mid Cap Growth Fund			Invesco Oppenheimer Discovery Mid Cap Growth Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	REIMBURSEMENT	CLASS C	1.00%	REIMBURSEMENT*
CLASS R	0.50%	REIMBURSEMENT	CLASS R	0.50%	REIMBURSEMENT*
Invesco Moderate Allocation Fund			Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
CLASS A	0.25%	COMPENSATION	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
CLASS S	0.15%	COMPENSATION	CLASS S	0.15%	COMPENSATION
Invesco New York Tax Free Income Fund			Invesco Oppenheimer Rochester Municipals Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	REIMBURSEMENT	CLASS C	1.00%	REIMBURSEMENT*
Invesco Oppenheimer Capital Income Fund			Invesco Multi-Asset Income Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Oppenheimer Dividend Opportunity Fund			Invesco Dividend Income Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Oppenheimer Equity Income Fund			Invesco Dividend Income Fund
CLASS A	0.25%	COMPENSATION	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION

Target Fund	12b-1 Fee	12b-1 Plan Type	Acquiring Fund	12b-1 Fee	12b-1 Plan Type
Invesco Oppenheimer Global Multi-Asset Income Fund			Invesco Multi-Asset Income Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Oppenheimer Government Cash Reserves Fund			Invesco Government Money Market Fund
CLASS A	0.20%	REIMBURSEMENT	CLASS A	0.20%	REIMBURSEMENT
CLASS C	0.75%	COMPENSATION	CLASS C	0.75%**	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.40%**	COMPENSATION
Invesco Oppenheimer Intermediate Term Municipal Fund			Invesco Intermediate Term Municipal Income Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	REIMBURSEMENT
Invesco Oppenheimer Limited-Term Bond Fund			Invesco Short Term Bond Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.15%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	0.65%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Oppenheimer Limited-Term Government Fund			Invesco Quality Income Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	REIMBURSEMENT
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Oppenheimer Global Infrastructure Fund			Invesco Global Infrastructure Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Oppenheimer Mid Cap Value Fund			Invesco American Value Fund
CLASS A	0.25%	COMPENSATION	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	REIMBURSEMENT
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	REIMBURSEMENT

Target Fund	12b-1 Fee	12b-1 Plan Type	Acquiring Fund	12b-1 Fee	12b-1 Plan Type
Invesco Oppenheimer Real Estate Fund			Invesco Real Estate Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund			Invesco Short Duration High Yield Municipal Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	COMPENSATION
Invesco Oppenheimer Small Cap Value Fund			Invesco Small Cap Value Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	COMPENSATION	CLASS C	1.00%	REIMBURSEMENT
CLASS R	0.50%	COMPENSATION	CLASS R	0.50%	COMPENSATION
Invesco Pennsylvania Tax Free Income Fund			Invesco Oppenheimer Rochester Pennsylvania Municipal Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT
CLASS C	1.00%	REIMBURSEMENT	CLASS C	0.90%	REIMBURSEMENT*
Invesco Small Cap Discovery Fund			Invesco Small Cap Growth Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	REIMBURSEMENT	CLASS C	1.00%	REIMBURSEMENT*
Invesco Technology Sector Fund			Invesco Technology Fund
CLASS A	0.25%	REIMBURSEMENT	CLASS A	0.25%	REIMBURSEMENT*
CLASS C	1.00%	REIMBURSEMENT	CLASS C	1.00%	REIMBURSEMENT*

*	The Board approved a Reimbursement Plan for the Acquiring Fund that will replace the Acquiring Fund’s Compensation Plan immediately prior to and contingent on the closing of the Reorganization.

**

The Board approved reducing the maximum amount payable under the Rule 12b-1 Plan for Class C shares of Invesco Government Money Market Fund effective immediately prior to, and contingent upon, the closing of the Reorganization. Additionally, Rule 12b-1 fees for Class C and Class R shares of Invesco Government Money Market Fund will be waived effective on the closing of the Reorganization.

The fee tables under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Joint Information Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Funds’ Distribution Plans following the Reorganizations.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by each Target Fund and its corresponding Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries.

Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus(es) enclosed with this Joint Information Statement/Prospectus describe(s) in detail how shareholders can purchase Acquiring Fund shares. For asset or fee-based accounts managed by an investor’s financial adviser, Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs (as defined in a Fund’s prospectus), there is no minimum investment required to purchase Class A, Class C, Class Y and Investor Class shares. For all other accounts, Class A, Class C, Class Y and Investor Class shares of the Funds each require a minimum investment of $1,000 ($250 for IRA, Roth IRA and Coverdell Education Savings Accounts), or $50 ($25 for IRA, Roth IRA and Coverdell Education Savings Accounts) if the account participates through a systematic investment program. There is no minimum investment required to purchase Class R shares. Class R5 and Class R6 shares of the Funds each require a minimum initial investment that ranges from $0 to $1 million, depending on the type of account making the investment. Each Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Redemption Fees. The Funds do not charge redemptions fees, however, they charge CDSCs for certain share classes under certain circumstances as described above.

Comparison of Distribution Policies

The Funds declare and pay dividends of net investment income, if any, as indicated below, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Target Fund	Frequency of Net Investment Income Dividend	Acquiring Fund	Frequency of Net Investment Income Dividend
Invesco California Tax-Free Income Fund	Monthly	Invesco Oppenheimer Rochester California Municipal Fund	Monthly
Invesco Global Small & Mid Cap Fund Growth Fund	Annually	Invesco Global Growth Fund	Annually
Invesco International Allocation Fund	Annually	Invesco Oppenheimer International Diversified Fund	Annually
Invesco Mid Cap Core Equity Fund	Annually	Invesco Oppenheimer Main Street Mid Cap Fund	Annually
Invesco Mid Cap Growth Fund	Annually	Invesco Oppenheimer Discovery Mid Cap Growth Fund	Annually
Invesco Moderate Allocation Fund	Quarterly	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	Annually
Invesco New York Tax Free Income Fund	Monthly	Invesco Oppenheimer Rochester Municipals Fund	Monthly
Invesco Oppenheimer Capital Income Fund	Quarterly	Invesco Multi-Asset Income Fund	Monthly

Target Fund	Frequency of Net Investment Income Dividend	Acquiring Fund	Frequency of Net Investment Income Dividend
Invesco Oppenheimer Dividend Opportunity Fund	Quarterly	Invesco Dividend Income Fund	Monthly
Invesco Oppenheimer Equity Income Fund	Quarterly	Invesco Dividend Income Fund	Monthly
Invesco Oppenheimer Global Multi-Asset Income Fund	Monthly	Invesco Multi-Asset Income Fund	Monthly
Invesco Oppenheimer Government Cash Reserves Fund	Monthly	Invesco Government Money Market Fund	Monthly
Invesco Oppenheimer Intermediate Term Municipal Fund	Monthly	Invesco Intermediate Term Municipal Income Fund	Monthly
Invesco Oppenheimer Limited-Term Bond Fund	Monthly	Invesco Short Term Bond Fund	Monthly
Invesco Oppenheimer Limited-Term Government Fund	Monthly	Invesco Quality Income Fund	Monthly
Invesco Oppenheimer Global Infrastructure Fund	Quarterly	Invesco Global Infrastructure Fund	Quarterly
Invesco Oppenheimer Mid Cap Value Fund	Quarterly	Invesco American Value Fund	Annually
Invesco Oppenheimer Real Estate Fund	Quarterly	Invesco Real Estate Fund	Quarterly
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	Monthly	Invesco Short Duration High Yield Municipal Fund	Monthly
Invesco Oppenheimer Small Cap Value Fund	Quarterly	Invesco Small Cap Value Fund	Annually
Invesco Oppenheimer Ultra-Short Duration Fund	Monthly	Invesco Conservative Income Fund	Monthly
Invesco Pennsylvania Tax Free Income Fund	Monthly	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund	Monthly
Invesco Small Cap Discovery Fund	Annually	Invesco Small Cap Growth Fund	Annually
Invesco Technology Sector Fund	Annually	Invesco Technology Fund	Annually

Comparison of Forms of Organization and Securities to be Issued

Each Target Fund and Acquiring Fund is a series of the corresponding Acquiring Trust or Target Trust (together, the “Trusts”), each of which is a Delaware statutory trust. In addition, the Trusts’ governing instruments, including an agreement and declaration of trust, as amended, and bylaws, as amended, are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the Acquiring Funds. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Funds will not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund and distribution arrangements of a Fund.

THE REORGANIZATIONS

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit E to this Joint Information Statement/Prospectus.

With respect to each Reorganization, if all closing conditions are satisfied or waived the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after a Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with a Reorganization will depend on the class or classes of Target Fund shares that shareholders hold immediately prior to the Reorganization, as described above under “Comparison of Share Classes and Distribution Arrangements.”

Each Target Fund and Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.

If all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about April 17, 2020 and May 15, 2020 as set forth in the chart below (the “Closing Date”), as of the later of 7:01 p.m. Eastern time or the finalization of a Target Fund’s NAV, unless otherwise agreed by the parties (the “Effective Time”).

April 17, 2020 Closing Date	May 15, 2020 Closing Date

Invesco Oppenheimer Capital Income Fund	Invesco California Tax-Free Income Fund
Invesco Global Small & Mid Cap Fund Growth Fund	Invesco International Allocation Fund
Invesco Mid Cap Growth Fund	Invesco Mid Cap Core Equity Fund
Invesco Oppenheimer Dividend Opportunity	Invesco Moderate Allocation Fund
Invesco Oppenheimer Equity Income Fund	Invesco New York Tax Free Income Fund
Invesco Oppenheimer Global Multi-Asset Income Fund	Invesco Oppenheimer Government Cash Reserves Fund
Invesco Oppenheimer Global Infrastructure Fund	Invesco Oppenheimer Intermediate Term Municipal Fund
Invesco Oppenheimer Mid Cap Value Fund	Invesco Oppenheimer Limited-Term Bond Fund
Invesco Oppenheimer Real Estate Fund	Invesco Oppenheimer Limited-Term Government Fund
Invesco Oppenheimer Small Cap Value Fund Invesco Technology Sector Fund	Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund
Invesco Oppenheimer Ultra-Short Duration Fund
Invesco Pennsylvania Tax Free Income Fund
Invesco Small Cap Discovery Fund

The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization so that all or substantially all of the Reorganizations are consummated at the same time. As soon as reasonably practicable after the Closing, the outstanding shares of each Target Fund will be terminated in accordance with its governing documents and applicable law.

If a Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated, and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganizations

On May 24, 2019, Invesco acquired the mutual fund business of OFI, which included 83 Oppenheimer branded funds. This transaction created a larger family of funds that offers a broader range of equity, fixed income, alternative and other investment options. The transaction also resulted in product overlap within Invesco’s mutual fund platform. The Reorganization proposed in this Joint Information Statement/Prospectus is part of a larger group of reorganizations occurring across Invesco’s mutual fund platform. The reorganizations are designed to allow Invesco to put forth its most compelling investment processes and strategies, reduce product overlap, ensure the resulting funds can be clearly distinguished in the marketplace, create scale in the resulting funds to benefit shareholders and Invesco, and build a solid foundation for further growth of Invesco’s mutual fund platform that is economically viable and sustainable.

Because of the large number of proposed reorganizations, the Boards of Trustees of the Invesco Funds (the “Board”) created an ad hoc committee (the “Integration Committee”) comprised of Invesco Fund trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trusts (the “Independent Trustees”), including several trustees who were trustees of the Oppenheimer branded funds, to review and analyze each of the proposed reorganizations and to make recommendations to the full Board for its consideration. The Integration Committee of the Board met multiple times, from September 2019 through December 2019, to discuss the proposed Reorganization, as well as the other reorganizations. The full Board also met to review and consider the Reorganization, and received periodic reports from the Integration Committee throughout the process. The Independent Trustees held separate meetings prior to the meetings of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trusts who reports directly to the Independent Trustees. The Integration Committee requested, on behalf of the full Board, and received from Invesco Advisers, written materials containing relevant information about the Funds and the proposed Reorganization, including, among other information, fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data. The Integration Committee also submitted several follow-up information requests to the Adviser, and the Adviser responded to such requests to the satisfaction of the Integration Committee prior to the full Board’s consideration and approval of the Reorganization, which occurred at an in-person Board meeting held on December 10, 2019.

The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders, and whether the Target Fund would bear all or a portion of such Reorganization costs. The Board reviewed detailed comparative information on the following topics with respect to the Target Fund and the Acquiring Fund: (1) investment objectives, policies, restrictions and principal risks; (2) portfolio management; (3) portfolio composition; (4) relative short-term and long-term investment performance; (5) current expense ratios and expense structures, including contractual investment advisory fees and distribution (Rule 12b-1) fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends.

The Board also considered the benefits to the Target Fund of: (1) combining with a similar fund to create a larger fund with a more diversified shareholder base, as well as a larger asset base against which fixed dollar costs may be allocated; and (2) the expected tax-free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered Invesco’s overall goals of the reorganizations to rationalize the Invesco Funds to reduce product overlap and to enable IDI to better focus on the combined funds to promote additional asset growth.

Invesco Oppenheimer Ultra-Short Duration Fund into Invesco Conservative Income Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Ultra-Short Duration Fund into the Invesco Conservative Income Fund, the Board further considered that: (i) the Funds’ investment objectives are similar in that both

Funds seek income, although the Acquiring Fund also seeks to preserve capital and maintain liquidity; (ii) the investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Acquiring Fund has additional flexibility to invest in more types of instruments than the Target Fund as a principal strategy and is, therefore, subject to additional corresponding principal risks; (iii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels and a lower contractual advisory fee at all asset levels, and would also be moved into share classes with the same or lower estimated overall total net expense ratios on a pro forma basis; (iv) Class A shareholders of the Target Fund, who are currently subject to Rule 12b-1 fees, will be reorganized into Class Y shares of the Acquiring Fund, a class that does not have Rule 12b-1 fees; and (v) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Global Small & Mid Cap Growth Fund into Invesco Global Growth Fund

With respect to the proposed Reorganization of the Invesco Global Small & Mid Cap Growth Fund into the Invesco Global Growth Fund, the Board further considered that: (i) the investment objectives of the Funds are the same; (ii) the principal investment strategies and related risks of the Target Fund and the Acquiring Fund are similar but differ in certain ways, including that the Funds invest in issuers with different market capitalizations and may invest in emerging market issuers to differing degrees; (iii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee rate at combined current asset levels, the same contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above; and (v) the Acquiring Fund may be required for tax purposes to retain a portion of the Target Fund’s assets for a period of time following the Reorganization.

Invesco International Allocation Fund into Invesco Oppenheimer International Diversified Fund

With respect to the proposed Reorganization of the Invesco International Allocation Fund into the Invesco Oppenheimer International Diversified Fund, each a fund-of-funds, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Funds’ asset allocation processes differ and the Acquiring Fund invests in a smaller universe of underlying funds than the Target Fund; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower estimated overall total net expense ratio on a pro forma basis; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Moderate Allocation Fund into Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

With respect to the proposed Reorganization of the Invesco Moderate Allocation Fund into the Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, each a fund-of-funds, the Board further considered that: (i) the investment objectives, principal investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Funds are subject to different asset allocation parameters and utilize different asset allocation methodologies, only the Target Fund may invest in unaffiliated underlying funds, and only the Acquiring Fund may invest in closed-end funds and directly engage in derivatives transactions; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower estimated overall total net expense ratio on a pro forma basis; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Small Cap Value Fund into Invesco Small Cap Value Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Small Cap Value Fund into the Invesco Small Cap Value Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund may invest in foreign securities and derivatives as part of its principal investment strategies; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Mid Cap Value Fund into Invesco American Value Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Mid Cap Value Fund into the Invesco American Value Fund, the Board further considered that: (i) the Funds’ investment objectives are similar in that they both seek capital appreciation, although the Acquiring Fund’s investment objective also includes the additional component of seeking current income; (ii) the investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Funds target different market capitalization weightings; (iii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, the same or a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iv) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (v) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Mid Cap Growth Fund into Invesco Oppenheimer Discovery Mid Cap Growth Fund

With respect to the proposed Reorganization of the Invesco Mid Cap Growth Fund into the Invesco Oppenheimer Discovery Mid Cap Growth Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund may invest in emerging market issuers as a principal strategy; (ii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Dividend Opportunity Fund into Invesco Dividend Income Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Dividend Opportunity Fund into the Invesco Dividend Income Fund, the Board further considered that: (i) the investment objectives, principal investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Funds may invest in foreign issuers to differing degrees and only the Acquiring Fund focuses on large-capitalization issuers as part of its principal investment strategies; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, the same or a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Equity Income Fund into Invesco Dividend Income Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Equity Income Fund into the Invesco Dividend Income Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund invests at least 80% of its assets in dividend-paying securities, while the Target Fund may invest in a broader range of equity securities as a part of its principal investment strategies; (ii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, the same or a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Global Infrastructure Fund into Invesco Global Infrastructure Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Global Infrastructure Fund into the Invesco Global Infrastructure Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although each Fund defines infrastructure or infrastructure-related companies differently and only the Acquiring Fund may invest in derivatives as a part of its principal investment strategies; (ii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, the same or a lower contractual advisory fee at all asset levels, and corresponding share classes with the same or lower estimated overall total net expense ratios on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Government Cash Reserves Fund into Invesco Government Money Market Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Government Cash Reserves Fund into the Invesco Government Money Market Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are substantially similar, although only the Target Fund may invest in other affiliated or unaffiliated government money market funds as a principal strategy; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Intermediate Term Municipal Fund into Invesco Intermediate Term Municipal Income Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Intermediate Term Municipal Fund into the Invesco Intermediate Term Municipal Income Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Acquiring Fund has additional flexibility to invest in more types of instruments as part of its principal strategies, including derivatives, than the Target Fund and may invest to a greater extent in lower-rated securities and securities that are subject to the federal alternative minimum tax; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, the same or a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Mid Cap Core Equity Fund into Invesco Oppenheimer Main Street Mid Cap Fund

With respect to the proposed Reorganization of the Invesco Mid Cap Core Equity Fund into the Invesco Oppenheimer Main Street Mid Cap Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Acquiring Fund may invest in foreign securities to a greater extent, while only the Target Fund’s principal investment strategies include derivatives and cash or cash equivalents, including money market funds; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Capital Income Fund into Invesco Multi-Asset Income Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Capital Income Fund into the Invesco Multi-Asset Income Fund, the Board further considered that: (i) while the investment objectives of both Funds include seeking current income, the Target Fund also seeks capital appreciation; (ii) the investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund may, as a part of its principal strategies, invest to a greater degree in below investment grade debt securities, gain exposure to certain asset classes by investing in both affiliated and unaffiliated investment companies, and may use indexing techniques with respect to certain asset classes; (iii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Global Multi-Asset Income Fund into Invesco Multi-Asset Income Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Global Multi-Asset Income Fund into the Invesco Multi-Asset Income Fund, the Board further considered that: (i) while the investment objectives of both Funds include seeking current income, the Target Fund also seeks capital appreciation; (ii) the principal investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund may obtain exposure to commodities and commodity-linked investments through a wholly-owned offshore subsidiary and may use indexing techniques with respect to certain asset classes; (iii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Limited-Term Government Fund into Invesco Quality Income Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Limited-Term Government Fund into the Invesco Quality Income Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although each Fund is subject to a different 80% investment policy and the Acquiring Fund does not have a targeted average duration and has additional flexibility to invest, as part of its principal strategies, in more types of instruments than the Target Fund, including to a greater extent in privately issued mortgage-backed related securities; (ii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, the same or a lower contractual advisory fee at all asset levels, and share classes with the same or lower estimated overall total net expense ratios on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Real Estate Fund into Invesco Real Estate Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Real Estate Fund into the Invesco Real Estate Fund, the Board further considered that: (i) the investment objectives of the Target Fund and the Acquiring Fund are similar; (ii) the investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Acquiring Fund may invest in more types of instruments as part of its principal strategies, including debt securities and foreign securities, and therefore is subject to corresponding additional risks; (iii) the Acquiring Fund is classified as a diversified fund, while the Target Fund is classified as a non-diversified fund; (iv) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (v) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco California Tax-Free Income Fund into Invesco Oppenheimer Rochester California Municipal Fund

With respect to the proposed Reorganization of the Invesco California Tax-Free Income Fund into the Invesco Oppenheimer Rochester California Municipal Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund may borrow money to purchase securities and may invest, as a part of its principal strategies, in municipal securities issued by U.S. territories, including Puerto Rico, as well as tobacco-related bonds; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels and a lower contractual advisory fee at all asset levels, and would also be moved into share classes with lower estimated overall total net expense ratios on a pro forma basis exclusive of interest expense incurred in connection with the Acquiring Fund’s borrowings for investment purposes; (iii) Class C shareholders will be reorganized into Class A shares of the Acquiring Fund, a class with lower Rule 12b-1 fees; (iv) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (v) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco New York Tax Free Income Fund into Invesco Oppenheimer Rochester Municipals Fund

With respect to the proposed Reorganization of the Invesco New York Tax Free Income Fund into the Invesco Oppenheimer Rochester Municipals Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund may borrow money to purchase securities and may invest, as a part of its principal strategies, in municipal securities issued by U.S. territories, including Puerto Rico, as well as tobacco-related bonds; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at all asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Pennsylvania Tax Free Income Fund into Invesco Oppenheimer Rochester Pennsylvania Municipal Fund

With respect to the proposed Reorganization of the Invesco Pennsylvania Tax Free Income Fund into the Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Funds invest pursuant to different credit quality guidelines and only the Acquiring Fund may borrow money to purchase securities and may invest, as a part of its principal strategies, in municipal securities issued by U.S. territories, including Puerto Rico, as well as tobacco-related bonds; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into Invesco Short Duration High Yield Municipal Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into the Invesco Short Duration High Yield Municipal Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar, although only the Acquiring Fund may invest, as a part of its principal strategies, in illiquid securities and may invest a greater percentage of its assets in lower rated securities than the Target Fund; (ii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, the same contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at all asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Oppenheimer Limited-Term Bond Fund into Invesco Short Term Bond Fund

With respect to the proposed Reorganization of the Invesco Oppenheimer Limited-Term Bond Fund into the Invesco Short Term Bond Fund, the Board further considered that: (i) the Target Fund’s investment objective is to seek income, while the Acquiring Fund’s investment objective is total return, comprised of current income and capital appreciation; (ii) the investment strategies and related risks of the Target Fund and the Acquiring Fund are similar, although the Acquiring Fund has additional flexibility to invest, as part of its principal strategies, in more types of fixed income instruments than the Target Fund; (iii) Target Fund shareholders would become shareholders of a larger combined Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Small Cap Discovery Fund into Invesco Small Cap Growth Fund

With respect to the proposed Reorganization of the Invesco Small Cap Discovery Fund into the Invesco Small Cap Growth Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the

Acquiring Fund are similar, although the processes for constructing the Funds’ portfolios differ; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Invesco Technology Sector Fund into Invesco Technology Fund

With respect to the proposed Reorganization of the Invesco Technology Sector Fund into the Invesco Technology Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are substantially similar; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, the same or a lower contractual advisory fee at all asset levels, and a lower estimated overall total net expense ratio on a pro forma basis; (iii) the Acquiring Fund’s contractual advisory fee schedule will be reduced at certain asset levels; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Based upon the information received by the Board, including the information and considerations described above, the Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund, and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The principal federal income tax consequences that are expected to result from each Reorganization are as follows:

•	no gain or loss will be recognized by a Target Fund or the shareholders of a Target Fund as a direct result of a Reorganization;

•	no gain or loss will be recognized by an Acquiring Fund as a direct result of a Reorganization;

•	the basis of the assets of a Target Fund received by its corresponding Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately before a Reorganization;

•	the holding period of the assets of a Target Fund received by its corresponding Acquiring Fund will include the period during which such assets were held by the Target Fund;

•

the aggregate tax basis of the shares of an Acquiring Fund to be received by a shareholder of the corresponding Target Fund as part of a Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of an Acquiring Fund received by a shareholder of the corresponding Target Fund as part of a Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

The Funds have not requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. As a condition to closing, the Funds anticipate receiving an opinion from Stradley Ronon Stevens & Young, LLP as to the foregoing federal income tax consequences of the Reorganizations, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Funds upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of a Reorganization on a Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganizations. See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund, and each shareholder of such Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of its corresponding Acquiring Fund it received.

Final Dividend or Other Distributions. Prior to the closing of a Reorganization, a Target Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date. It is anticipated that distributions from the following Target Funds primarily will be dividends that are exempt from federal income tax, although a portion of such dividends may be subject to the alternative minimum tax or may be taxable to shareholders as ordinary income or capital gains: Invesco California Tax-Free Income Fund, Invesco New York Tax Free Income Fund, Invesco Oppenheimer Intermediate Term Municipal Fund, and Invesco Pennsylvania Tax Free Income Fund.

Repositioning of a Target Fund’s Portfolio Assets. As described in more detail in “FEDERAL INCOME TAX CONSIDERATIONS” below, a portion of a Target Fund’s portfolio assets may be sold in connection with the Reorganization (as distinct from normal portfolio turnover). In the following Reorganizations, the Adviser anticipates selling a significant portion of the Target Fund’s portfolio assets, and, as such, shareholders, depending on the position of the Fund at the time of the repositioning, as described further below, are likely to realize capital gains: (1) Invesco Global Small and Mid Cap Growth Fund into Invesco Global Growth Fund, (2) Invesco International Allocation Fund into Invesco Oppenheimer International Diversified Fund, (3) Invesco Oppenheimer Global Infrastructure Fund into Invesco Global Infrastructure Fund, (4) Invesco Oppenheimer Real Estate Fund into Invesco Real Estate Fund, and (5) Invesco Small Cap Discovery Fund into Invesco Small Cap Growth Fund.

These sales may result in the realization of capital gains, which to the extent not offset by any available capital loss carryovers, would be distributed to shareholders. (Please see “Federal Income Tax Considerations” below for information regarding the anticipated capital gain distributions per share.) The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and whether such repositioning occurs before or after the Reorganization. Additionally, if the sale of such portfolio assets occurs after the closing of the Reorganization, the ability of the combined Fund to fully utilize the Target Fund’s capital loss carryovers, if any as of the closing, to offset the resulting capital gain may be limited as described below with the result that shareholders of its corresponding Acquiring Fund may receive a greater amount of capital gain distributions than they would have had if the Reorganization had not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio. Please see “Repositioning Costs” for information regarding the anticipated portfolio transaction costs.

For certain of the Reorganizations, as shown in the table below, the Adviser, in certain cases, does not expect that the Acquiring Fund will retain a significant majority of the portfolio holdings of its corresponding Target Fund after the Reorganization. Taking into account the Target Fund’s net unrealized appreciation or depreciation in portfolio assets on a tax basis and the capital loss position of the Target Fund as of such date(s) shown in the table below, it is anticipated that the sale of portfolio assets prior to the closing of the Reorganization (or in some cases, as set forth below, after the close of the Reorganization) may or may not result in capital gain distributions to the Target Fund shareholders as indicated.

Target Fund Name	Estimated % of Portfolio Assets to be repositioned as of 12/10/19	Estimated Value of Portfolio Assets to be Repositioned	Unrealized Appreciation (Depreciation) in Portfolio Assets	Capital Loss Carryovers	Anticipated Capital Gain Distribution per share
Invesco Global Small & Mid Cap Growth Fund	18.88%	$83,000,000	$108,261,514 as of 10/31/19	$0 as of 10/31/19	$0.6241*
Invesco International Allocation Fund	100%	$118,000,000	$(13,036,828) as of 12/31/18	$22,945,211 as of 12/31/18	$0.0154*
Invesco Oppenheimer Limited-Term Government Fund	40%	$351,000,000	$10,747,510 as of 9/30/19	$52,467,513 as of 9/30/19	$0
Invesco Oppenheimer Global Infrastructure Fund	61.40%	$78,000,000	$14,466,362 as of 10/31/19	$305,539 as of 10/31/19	$0.9136
Invesco Oppenheimer Real Estate Fund	56%	$541,000,000	$184,364,299 as of 4/30/19	$196,183 as of 4/30/19	$3.5096
Invesco Small Cap Discovery Fund	14.37%	$72,000,000	$113,026,997 as of 8/31/19	$0 as of 8/31/19	$0.4352

*	anticipated repositioning will be post-closing

General Limitation on Capital Losses. Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Target Fund upon the closing of the Reorganization for federal income tax purposes. The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of a Target Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Target Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of a Target Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Invesco California Tax-Free Income Fund As of August 31, 2019	Invesco Oppenheimer Rochester California Municipal Fund As of July 31, 2019
Aggregate Capital Loss Carryovers	$14,703,163	$246,043,664
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$42,930,679	$64,341,627
Net Assets	$444,893,848	$1,535,981,984
Approximate Annual Limitation for Capital Losses*	$7,073,812	n/a

	Invesco International Allocation Fund As of December 31, 2018	Invesco Oppenheimer International Diversified Fund As of April 30, 2019
Aggregate Capital Loss Carryovers	$22,945,211	none
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(13,036,828)	$845,544,446
Net Assets	$117,362,749	$4,965,280,548
Approximate Annual Limitation for Capital Losses*	$1,866,068	n/a

	Invesco New York Tax Free Income Fund As of February 28, 2019	Invesco Oppenheimer Rochester Municipals Fund As of December 31, 2018
Aggregate Capital Loss Carryovers	$7,983,402	$549,945,063
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$6,417,318	$694,932,058
Net Assets	$151,208,698	$4,932,686,327
Approximate Annual Limitation for Capital Losses*	$2,404,218	n/a

	Invesco Oppenheimer Capital Income Fund As of August 31, 2019	Invesco Multi-Asset Income Fund As of October 31, 2019
Aggregate Capital Loss Carryovers	$67,944,990	$20,227,581
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$12,930,381	$10,457,020
Net Assets	$2,199,679,919	$769,452,341
Approximate Annual Limitation for Capital Losses*	n/a	n/a

	Invesco Oppenheimer Global Multi-Asset Income Fund As of October 31, 2019	Invesco Multi-Asset Income Fund As of October 31, 2019
Aggregate Capital Loss Carryovers	$9,192,354	$20,227,581
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(306,390)	$10,457,020
Net Assets	$89,004,688	$769,452,341
Approximate Annual Limitation for Capital Losses*	$1,415,175	n/a

	Invesco Oppenheimer Government Cash Reserves Fund As of July 31, 2019	Invesco Government Money Market Fund As of February 28, 2019
Aggregate Capital Loss Carryovers	none	$51,656
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$15,668	n/a
Net Assets	$553,812,921	$1,605,767,477
Approximate Annual Limitation for Capital Losses*	$8,805,625	n/a

	Invesco Oppenheimer Intermediate Term Municipal Fund As of September 30, 2019	Invesco Intermediate Term Municipal Income Fund As of February 28, 2019
Aggregate Capital Loss Carryovers	$3,985,195	$25,023,640
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$12,285,791	$34,874,502
Net Assets	$216,770,962	$1,367,565,311
Approximate Annual Limitation for Capital Losses*	$3,446,658	n/a

	Invesco Oppenheimer Limited- Term Bond Fund As of August 31, 2019	Invesco Short Term Bond Fund As of February 28, 2019
Aggregate Capital Loss Carryovers	$46,478,574	$23,178,618
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$38,572,697	$(4,304,698)
Net Assets	$1,719,271,778	$1,436,979,866
Approximate Annual Limitation for Capital Losses*	n/a	$22,847,979

	Invesco Oppenheimer Limited- Term Government Fund As of September 30, 2019	Invesco Quality Income Fund As of December 31, 2018
Aggregate Capital Loss Carryovers	$52,658,826	$47,154,371
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$10,747,510	$(9,056,219)
Net Assets	$990,102,881	$493,157,180
Approximate Annual Limitation for Capital Losses*	n/a	$7,841,199

	Invesco Oppenheimer Global Infrastructure Fund As of October 31, 2019	Invesco Global Infrastructure Fund As of October 31, 2019
Aggregate Capital Loss Carryovers	$305,539	none
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$14,466,362	$2,895,116
Net Assets	$127,792,201	$21,735,783
Approximate Annual Limitation for Capital Losses*	n/a	$345,599

	Invesco Oppenheimer Real Estate Fund As of April 30, 2019	Invesco Real Estate Fund As of February 28, 2019
Aggregate Capital Loss Carryovers	$196,183	none
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$184,364,299	$322,629,461
Net Assets	$1,027,845,615	$1,408,551,750
Approximate Annual Limitation for Capital Losses*	$16,342,745	n/a

	Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund As of September 30, 2019	Invesco Short Duration High Yield Municipal Fund As of August 31, 2019
Aggregate Capital Loss Carryovers	$259,954,640	$2,877,979
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(116,129,204)	$20,566,644
Net Assets	$1,049,450,231	$477,210,028
Approximate Annual Limitation for Capital Losses*	n/a	$7,587,639

	Invesco Oppenheimer Ultra- Short Duration Fund As of July 31, 2019	Invesco Conservative Income Fund As of August 31, 2019
Aggregate Capital Loss Carryovers	$1,902,409	none
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$106,014	$9,492,595
Net Assets	$197,722,335	$2,552,408,953
Approximate Annual Limitation for Capital Losses*	$4,622,733	n/a

	Invesco Pennsylvania Tax Free Income Fund As of August 31, 2019	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund As of July 31, 2019
Aggregate Capital Loss Carryovers	$4,989,304	$128,748,517
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$10,431,550	$14,942,153
Net Assets	$144,275,666	$680,687,137
Approximate Annual Limitation for Capital Losses*	$2,293,983	n/a

*

Based on the long-term tax-exempt rate for ownership changes during January 2020 of 1.59%. The actual limitation will equal the aggregate NAV of the smaller of the two funds on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain of such fund, i.e., unrealized appreciation in value of investments of the fund on the closing date that is recognized in a taxable year.

Appreciation in Value of Investments. Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to a Reorganization when such income and gains are eventually distributed by the combined Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have if a Reorganization had not occurred. In addition, if an Acquiring Fund, following a Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the corresponding Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have had if the Reorganization had not occurred.

Please see the chart below for the appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization. Shareholders of a Target Fund may:

•

receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Target Fund’s;

•

receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Target Fund’s;

•

receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Target Fund’s; or

•

receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Target Fund’s.

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Invesco California Tax Free Income Fund	9.65% as of 8/31/19	Invesco Oppenheimer Rochester California Municipal Fund	4.19% as of 7/31/19	5.42%
Invesco Global Small & Mid Cap Growth Fund	24.45% as of 10/31/19	Invesco Global Growth Fund	31.26% as of 10/31/19	27.87%
Invesco International Allocation Fund	(11.11%) as of 12/31/18	Invesco Oppenheimer International Diversified Fund	17.03% as of 4/30/19	16.38%

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Invesco Mid Cap Core Equity Fund	12.60% as of 12/31/18	Invesco Oppenheimer Main Street Mid Cap Fund	12.09% as of 06/30/19	12.23%
Invesco Mid Cap Growth Fund	24.4% as of 4/30/19	Invesco Oppenheimer Discovery Mid Cap Growth Fund	21.11% as of 10/31/19	23.29%
Invesco Moderate Allocation Fund	5.26% as of 12/31/18	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	8.75% as of 1/31/19	7.70%
Invesco New York Tax Free Income Fund	4.24% as of 2/28/19	Invesco Oppenheimer Rochester Municipals Fund	(14.09%) as of 12/31/18	(13.54%)
Invesco Oppenheimer Capital Income Fund	0.59% as of 8/31/19	Invesco Multi-Asset Income Fund	1.36% as of 10/31/19	0.79%
Invesco Oppenheimer Global Multi-Asset Income Fund	(0.34)% as of 10/31/19	Invesco Multi-Asset Income Fund	1.36% as of 10/31/19	1.18%
Invesco Oppenheimer Dividend Opportunity Fund	11.90% as of 4/30/19	Invesco Dividend Income Fund	16.86% as of 4/30/19	16.12%
Invesco Oppenheimer Equity Income Fund	12.91% as of 10/31/19	Invesco Dividend Income Fund	16.86% as of 4/30/19	14.28%
Invesco Oppenheimer Government Cash Reserves Fund	0.00% as of 7/31/19	Invesco Government Money Market Fund	n/a	0.00%
Invesco Oppenheimer Intermediate Term Municipal Fund	5.67% as of 9/30/19	Invesco Intermediate Term Municipal Income Fund	2.55% as of 2/28/19	2.98%
Invesco Oppenheimer Limited-Term Bond Fund	2.24% as of 8/31/19	Invesco Short Term Bond Fund	(0.30%) as of 2/28/19	1.09%
Invesco Oppenheimer Limited-Term Government Fund	1.09% as of 8/31/19	Invesco Quality Income Fund	(1.84%) as of 12/31/18	0.11%
Invesco Oppenheimer Global Infrastructure Fund	1.09% as of 10/31/19	Invesco Global Infrastructure Fund	13.32% as of 10/31/19	11.61%
Invesco Oppenheimer Mid Cap Value Fund	2.34% as of 10/31/19	Invesco American Value Fund	15.53% as of 4/30/19	9.32%
Invesco Oppenheimer Real Estate Fund	17.94% as of 4/30/19	Invesco Real Estate Fund	22.91% as of 2/28/19	20.81%
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	(11.07%) as of 9/30/19	Invesco Short Duration High Yield Municipal Fund	4.31% as of 8/31/19	(6.26%)
Invesco Oppenheimer Small Cap Value Fund	4.61% as of 4/30/19	Invesco Small Cap Value Fund	5.30% as of 4/30/19	5.29%
Invesco Oppenheimer Ultra-Short Duration Fund	0.05% as of 7/31/19	Invesco Conservative Income Fund	0.37% as of 8/31/19	0.35%

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Invesco Pennsylvania Tax Free Income Fund	7.23% as of 8/31/19	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund	2.20% as of 7/31/19	3.08%
Invesco Small Cap Discovery Fund	20.71% as of 8/31/19	Invesco Small Cap Growth Fund	19.64% as of 12/31/18	19.83%
Invesco Technology Sector Fund	42.06% as of 4/30/19	Invesco Technology Fund	46.17% as of 4/30/19	45.78%

You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of a Reorganization because this discussion only relates to the federal income tax consequences.

Costs of the Reorganizations

The total cost of a Reorganization to be paid by each Target Fund are set forth in the table below. The Acquiring Funds will not pay any Reorganization costs.

	Estimated Total Reorganization Costs	Estimated Portion of Total Reorganization Costs to be Paid by the Target Fund
Invesco California Tax-Free Income Fund into Invesco Oppenheimer Rochester California Municipal Fund	$90,000	$90,000
Invesco Global Small & Mid Cap Growth Fund into Invesco Global Growth Fund	$137,000	$137,000
Invesco International Allocation Fund into Invesco Oppenheimer International Diversified Fund	$94,000	$94,000
Invesco Mid Cap Core Equity Fund into Invesco Oppenheimer Main Street Mid Cap Fund	$228,000	$228,000
Invesco Mid Cap Growth Fund into Invesco Oppenheimer Discovery Mid Cap Growth Fund	$369,000	$369,000
Invesco Moderate Allocation Fund into Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	$119,000	$119,000
Invesco New York Tax Free Income Fund into Invesco Oppenheimer Rochester Municipals Fund	$77,000	$77,000
Invesco Oppenheimer Capital Income Fund into Invesco Multi-Asset Income Fund	$225,000	$225,000
Invesco Oppenheimer Dividend Opportunity Fund into Invesco Dividend Income Fund	$104,000	$0†
Invesco Oppenheimer Equity Income Fund into Invesco Dividend Income Fund	$366,000	$366,000
Invesco Oppenheimer Global Multi-Asset Income Fund into Invesco Multi-Asset Income Fund	$75,000	$0†
Invesco Oppenheimer Government Cash Reserves Fund into Invesco Government Money Market Fund	$110,000	$0†
Invesco Oppenheimer Intermediate Term Municipal Fund into Invesco Intermediate Term Municipal Income Fund	$162,000	$0†
Invesco Oppenheimer Limited-Term Bond Fund into Invesco Short Term Bond Fund	$183,000	$0†

	Estimated Total Reorganization Costs	Estimated Portion of Total Reorganization Costs to be Paid by the Target Fund
Invesco Oppenheimer Limited-Term Government Fund into Invesco Quality Income Fund	$132,000	$0†
Invesco Oppenheimer Global Infrastructure Fund into Invesco Global Infrastructure Fund	$73,000	$0†
Invesco Oppenheimer Mid Cap Value Fund into Invesco American Value Fund	$217,000	$0†
Invesco Oppenheimer Real Estate Fund into Invesco Real Estate Fund	$165,000	$0†
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into Invesco Short Duration High Yield Municipal Fund	$116,000	$0†
Invesco Oppenheimer Small Cap Value Fund into Invesco Small Cap Value Fund	$80,000	$0†
Invesco Oppenheimer Ultra-Short Duration Fund into Invesco Conservative Income Fund	$71,000	$0†
Invesco Pennsylvania Tax Free Income Fund into Invesco Oppenheimer Rochester Pennsylvania Municipal Fund	$76,000	$76,000
Invesco Small Cap Discovery Fund into Invesco Small Cap Growth Fund	$135,000	$135,000
Invesco Technology Sector Fund into Invesco Technology Fund	$107,000	$0†

†	Fund is subject to an expense cap and the Adviser is currently waiving expenses. As a result, Reorganization costs will be paid by the Adviser.

Invesco Advisers will bear the Reorganization costs of the Invesco Oppenheimer Limited-Term Government Fund, Invesco Oppenheimer Global Infrastructure Fund, Invesco Oppenheimer Small Cap Value Fund and Invesco Technology Sector Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees and expenses related to the printing and mailing of this Joint Information Statement/Prospectus but do not include any portfolio transaction costs arising from a Reorganization.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of January 2, 2020, to the knowledge of each Target Fund and Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibits C and D.

Information regarding the ownership of shares of the Target Funds and Acquiring Funds by the Trustees and executive officers of the Trusts can be found at Exhibits C and D.

OTHER MATTERS

Capitalization

The following tables, which are unaudited, set forth for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund. The pro forma capitalization column in the table assumes that all of the

Reorganizations have taken place. The capitalizations of the Target Funds, Acquiring Funds and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption and market activity.

As of August 31, 2019	Invesco California Tax-Free Income Fund	Invesco Oppenheimer Rochester California Municipal Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Rochester California Municipal Fund (pro forma)
Net assets (all classes)[1]	$444,893,848	$1,610,926,354	$(90,000)		$2,055,730,202
Class A net assets	$338,796,675	$1,002,929,164	$ 44,254,760		$1,385,980,599
Class A shares outstanding	27,687,462	110,949,153	14,696,822	[3,4]	153,333,437
Class A net asset value per share	$12.24	$9.04			$9.04
Class C net assets[3]	$44,332,265	$186,910,308	$(44,332,265)		$ 186,910,308
Class C shares outstanding[3]	3,598,774	20,773,073	(3,598,774)	[3,4]	20,773,073
Class C net asset value per share[3]	$12.32	$9.00			$9.00
Class Y net assets	$47,414,497	$421,076,603	$(9,592)		$468,481,508
Class Y shares outstanding	3,860,994	46,567,042	1,382,747	[3]	51,810,783
Class Y net asset value per share	$12.28	$9.04			$9.04
Class R6 net assets	$14,350,411	$10,279	$(2,903)		$14,357,787
Class R6 shares outstanding	1,167,604	1,136	417,694	[3]	1,586,434
Class R6 net asset value per share	$12.29	$9.05			$9.05

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y, and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $90,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization had taken place on August 31, 2019.

[4]	Class C shares of the Target Fund were exchanged for Class A shares of the Acquiring Fund assuming the Reorganization would have taken place on August 31, 2019.

As of October 31, 2019	Invesco Global Small & Mid Cap Growth Fund	Invesco Global Growth Fund	Pro Forma Adjustments[2]		Invesco Global Growth Fund (pro forma)
Net assets (all classes)[1]	$442,840,336	$447,002,516	$(137,000)		$889,705,852
Class A net assets	$411,339,070	$296,262,071	$(127,255)		$707,473,886
Class A shares outstanding	22,777,415	9,204,581	(10,002,241)	[3]	21,979,755
Class A net asset value per share	$18.06	$32.19			$32.19
Class C net assets	$10,735,977	$6,963,335	$(3,321)		$17,695,991
Class C shares outstanding	757,202	238,709	(389,228)	[3]	606,683
Class C net asset value per share	$14.18	$29.17			$29.17
Class Y net assets	$16,081,872	$13,871,023	$(4,975)		$29,947,920
Class Y shares outstanding	888,059	429,714	(389,987)	[3]	927,786
Class Y net asset value per share	$18.11	$32.28			$32.28
Class R5 net assets	$3,144,377	$12,301	$(973)		$3,155,705
Class R5 shares outstanding	175,328	384	(77,190)	[3]	98,522
Class R5 net asset value per share	$17.93	$32.03			$32.03
Class R6 net assets	$1,539,040	$129,893,786	$(476)		$131,432,350
Class R6 shares outstanding	85,794	4,055,992	(37,756)	[3]	4,104,030
Class R6 net asset value per share	$17.94	$32.03			$32.03

[1]	The Target fund and the Acquiring Fund currently have Class A, Class C, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $137,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, the Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on October 31, 2019.

As of December 16, 2019	Invesco International Allocation Fund	Invesco Oppenheimer International Diversified Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer International Diversified Fund (pro forma)
Net assets (all classes)[1]	$118,032,114	$4,925,039,965	$(94,000)		$5,042,978,079
Class A net assets	$96,442,890	$1,281,568,976	$(76,806)		$1,377,935,060
Class A shares outstanding	7,877,337	66,747,857	(2,859,535)	[3]	71,765,659
Class A net asset value per share	$12.24	$19.20			$19.20
Class C net assets	$7,989,571	$286,479,488	$(6,363)		$294,462,696
Class C shares outstanding	654,223	15,435,050	(224,175)	[3]	15,865,098
Class C net asset value per share	$12.21	$18.56			$18.56
Class R net assets	$3,608,076	$189,484,805	$(2,873)		$193,090,008
Class R shares outstanding	294,903	10,010,360	(104,528)	[3]	10,200,735
Class R net asset value per share	$12.23	$18.93			$18.93
Class Y net assets	$8,592,581	$2,359,014,763	$(6,843)		$2,367,600,501
Class Y shares outstanding	703,657	121,521,685	(261,369)	[3]	121,963,973
Class Y net asset value per share	$12.21	$19.41			$19.41
Class R5 net assets	$39,678	$11,291	$(32)		$50,937
Class R5 shares outstanding	3,235	587	(1,174)	[3]	2,648
Class R5 net asset value per share	$12.27	$19.24			$19.24
Class R6 net assets	$1,359,318	$808,480,642	$(1,083)		$809,838,877
Class R6 shares outstanding	110,854	41,455,625	(41,214)	[3]	41,525,265
Class R6 net asset value per share	$12.26	$19.50			$19.50

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $94,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on December 16, 2019.

As of June 30, 2019	Invesco Mid Cap Core Equity Fund	Invesco Oppenheimer Main Street Mid Cap Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Main Street Mid Cap Fund (pro forma)
Net assets (all classes) [1]	$952,993,003	$2,243,014,305	$(228,000)		$3,195,779,308
Class A net assets	$767,594,416	$1,364,726,359	$(183,644)		$2,132,137,131
Class A shares outstanding	38,917,201	54,203,039	(8,446,051)	[3]	84,674,189
Class A net asset value per share	$19.72	$25.18			$25.18

As of June 30, 2019	Invesco Mid Cap Core Equity Fund	Invesco Oppenheimer Main Street Mid Cap Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Main Street Mid Cap Fund (pro forma)
Class C net assets	$34,652,227	$123,764,192	$(8,290)		$158,408,129
Class C shares outstanding	3,247,207	6,187,821	(1,515,237)	[3]	7,919,791
Class C net asset value per share	$10.67	$20.00			$20.00
Class R net assets	$39,955,219	$152,798,556	$(9,559)		$192,744,216
Class R shares outstanding	2,130,471	6,467,084	(440,383)	[3]	8,157,172
Class R net asset value per share	$18.75	$23.63			$23.63
Class Y net assets	$57,224,401	$477,998,620	$(13,691)		$535,209,330
Class Y shares outstanding	2,840,929	17,386,338	(760,077)	[3]	19,467,190
Class Y net asset value per share	$20.14	$27.49			$27.49
Class R5 net assets	$21,010,474	$10,533	$(5,027)		$21,015,980
Class R5 shares outstanding	960,912	418.235	(126,706)	[3]	834,625
Class R5 net asset value per share	$21.87	$25.18			$25.18
Class R6 net assets	$32,556,266	$123,716,045	$(7,789)		$156,264,522
Class R6 shares outstanding	1,489,387	4,513,686	(301,857)	[3]	5,701,216
Class R6 net asset value per share	$21.86	$27.41			$27.41

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected in incur $228,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on June 30, 2019.

As of October 31, 2019	Invesco Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Discovery Mid Cap Growth Fund (pro forma)
Net assets (all classes)[1]	$2,925,154,871	$1,561,431,537	$(369,000)		$4,486,217,408
Class A net assets	$2,491,943,943	$748,190,459	$(314,352)		$3,239,820,050
Class A shares outstanding	63,028,515	33,755,172	49,368,108	[3]	146,151,795
Class A net asset value per share	$39.54	$22.17			$22.17
Class C net assets	$48,883,567	$138,705,249	$(6,167)		$187,582,649
Class C shares outstanding	1,754,424	7,856,465	1,014,533	[3]	10,625,422
Class C net asset value per share	$27.86	$17.65			$17.65
Class R net assets	$25,179,953	$75,341,963	$(3,176)		$100,518,740
Class R shares outstanding	662,841	3,673,384	564,763	[3]	4,900,988
Class R net asset value per share	$37.99	$20.51			$20.51
Class Y net assets	$142,512,505	$253,901,499	$(17,978)		$396,396,026
Class Y shares outstanding	3,414,078	10,096,167	2,251,355	[3]	15,761,600
Class Y net asset value per share	$41.74	$25.15			$25.15
Class R5 net assets	$111,186,246	$10,776	$(14,026)		$111,182,996
Class R5 shares outstanding	2,627,940	485.4	2,379,903	[3]	5,008,328
Class R5 net asset value per share	$42.31	$22.20			$22.20

As of October 31, 2019	Invesco Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Discovery Mid Cap Growth Fund (pro forma)
Class R6 net assets	$105,448,657	$345,281,591	$(13,301)		$450,716,947
Class R6 shares outstanding	2,475,338	13,516,264	1,651,319	[3]	17,642,921
Class R6 net asset value per share	$42.60	$25.55			$25.55

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $369,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on October 31, 2019.

As of July 31, 2019	Invesco Moderate Allocation Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (pro forma)
Net assets (all classes)[1]	$707,270,489	$1,559,544,596	$(119,000)		$2,266,696,085
Class A net assets	$593,789,342	$1,138,733,174	$(99,907)		$1,732,422,609
Class A shares outstanding	44,558,287	90,893,191	2,836,929	[3]	138,288,407
Class A net asset value per share	$13.33	$12.53			$12.53
Class C net assets	$63,218,529	$277,168,330	$(10,637)		$340,376,222
Class C shares outstanding	4,783,869	22,645,417	378,245	[3]	27,807,531
Class C net asset value per share	$13.21	$12.24			$12.24
Class R net assets	$15,633,019	$126,476,347	$(2,630)		$142,106,736
Class R shares outstanding	1,176,096	10,171,181	81,159	[3]	11,428,436
Class R net asset value per share	$13.29	$12.43			$12.43
Class Y net assets	$8,928,520	$17,145,900	$(1,502)		$26,072,918
Class Y shares outstanding	668,927	1,359,578	39,136	[3]	2,067,641
Class Y net asset value per share	$13.35	$12.61			$12.61
Class S net assets	$25,676,182	N/A	$(4,320)		$25,671,862
Class S shares outstanding	1,927,547	N/A	121,185	[3,4]	2,048,732
Class S net asset value per share	$13.32	N/A			$12.53
Class R5 net assets	$14,616	$10,422	$(2)		$25,036
Class R5 shares outstanding	1,092	831	73	[3]	1,996
Class R5 net asset value per share	$13.38	$12.54			$12.54
Class R6 net assets	$10,281	$10,423	$(2)		$20,702
Class R6 shares outstanding	768	831	52	[3]	1,651
Class R6 net asset value per share	$13.39	$12.54			$12.54

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding. The Target Fund also currently has Class S shares outstanding.
[2]

The Target Fund is expected to incur $119,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on July 31, 2019.

[4]

As of July 31, 2019, Class S shares of the Acquiring Fund did not exist. Class S shares were added to the Acquiring Fund in connection with the Reorganization. Class S shares of the Acquiring Fund will commence operations at the Net Asset Value Per Share of the Acquiring Fund’s Class A shares. Therefore, the Net Asset Value Per Share shown for Class S shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class A shares.

As of December 16, 2019	Invesco New York Tax Free Income Fund	Invesco Oppenheimer Rochester Municipals Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Rochester Municipals Fund (pro forma)
Net assets (all classes)[1]	$173,475,022	$5,479,500,809	$(77,000)		$5,652,898,831
Class A net assets	$139,662,483	$4,399,189,989	$(61,991)		$4,538,790,481
Class A shares outstanding	8,953,538	262,293,136	(628,362)	[3]	270,618,312
Class A net asset value per share	$15.60	$16.77			$16.77
Class C net assets	$15,517,361	$472,399,421	$(6,888)		$487,909,894
Class C shares outstanding	996,721	28,245,399	(68,966)	[3]	29,173,154
Class C net asset value per share	$15.57	$16.72			$16.72
Class Y net assets	$16,232,574	$602,950,028	$(7,205)		$619,175,397
Class Y shares outstanding	1,041,740	35,940,149	(74,928)	[3]	36,906,961
Class Y net asset value per share	$15.58	$16.78			$16.78
Class R6 net assets	$2,062,604	$4,961,371	$(916)		$7,023,059
Class R6 shares outstanding	132,421	295,775	(9,451)	[3]	418,745
Class R6 net asset value per share	$15.58	$16.77			$16.77

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $77,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on December 16, 2019.

As of October 31, 2019[1]	Invesco Oppenheimer Capital Income Fund	Invesco Oppenheimer Global Multi- Asset Income Fund	Invesco Multi- Asset Income Fund	Pro Forma Adjustments[2]		Invesco Multi- Asset Income Fund (pro forma)
Net assets (all classes)	$2,132,406,051	$89,004,688	$769,452,341	$(225,000)		$2,990,638,080
Class A net assets	$1,382,499,994	$59,118,160	$188,655,220	$(145,874)		$1,630,127,500
Class A shares outstanding	134,879,196	6,560,211	17,490,635	(7,845,951)	[3]	151,084,091
Class A net asset value per share	$10.25	$9.01	$10.79			$10.79
Class C net assets	$213,936,491	$5,450,324	$118,618,573	$(22,573)		$337,982,815
Class C shares outstanding	21,616,309	606,044	11,007,293	(1,867,323)	[3]	31,362,323
Class C net asset value per share	$9.90	$8.99	$10.78			$10.78
Class R net assets	$67,546,354	$1,608,618	$5,202,258	$(7,127)		$74,350,103
Class R shares outstanding	6,691,151	178,655	482,426	(455,341)	[3]	6,896,891
Class R net asset value per share	$10.09	$9.00	$10.78			$10.78
Class Y net assets	$347,993,927	$22,326,479	$397,302,834	$(36,719)		$767,586,521
Class Y shares outstanding	33,976,798	2,478,078	36,828,690	(2,144,109)	[3]	71,139,457
Class Y net asset value per share	$10.24	$9.01	$10.79			$10.79

As of October 31, 2019[1]	Invesco Oppenheimer Capital Income Fund	Invesco Oppenheimer Global Multi- Asset Income Fund	Invesco Multi-Asset Income Fund	Pro Forma Adjustments[2]		Invesco Multi- Asset Income Fund (pro forma)
Class R5 net assets	$10,161	$9,969	$104,392	$(1)		$124,521
Class R5 shares outstanding	992	1,106	9,672	(233)	[3]	11,537
Class R5 net asset value per share	$10.24	$9.01	$10.79			$10.79
Class R6 net assets	$120,419,124	$491,138	$59,569,064	$(12,706)		$180,466,620
Class R6 shares outstanding	11,753,968	54,527	5,521,621	(609,309)	[3]	16,720,807
Class R6 net asset value per share	$10.24	$9.01	$10.79			$10.79

[1]	Each Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

Invesco Oppenheimer Capital Income Fund (a “Target Fund”) is expected to incur an estimated $225,000 in Reorganization costs and will bear 100% of those costs. Invesco Oppenheimer Global Multi-Asset Income Fund (a “Target Fund”) is expected to incur an estimate $75,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for any Target Fund expenses to be incurred in connection with the Reorganization. The Reorganization costs borne by a Target Fund have been allocated among all classes of that Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on October 31, 2019.

As of October 31, 2019	Invesco Oppenheimer Dividend Opportunity Fund	Invesco Oppenheimer Equity Income Fund	Invesco Dividend Income Fund	Pro Forma Adjustments[2]		Invesco Dividend Income Fund (pro forma)
Net assets (all classes)[1]	$252,851,282	$2,829,421,371	$1,411,541,915	$(366,000)		$4,493,448,568
Class A net assets	$190,656,547	$2,137,191,144	$731,589,088	$(276,457)		$3,059,160,322
Class A shares outstanding	7,809,667	69,603,000	31,937,694	24,196,484	[3]	133,546,845
Class A net asset value per share	$24.41	$30.71	$22.91			$22.91
Class C net assets	$30,191,585	$337,164,893	$133,774,781	$(43,614)		$501,087,645
Class C shares outstanding	1,284,472	14,248,096	5,761,145	284,154	[3]	21,577,867
Class C net asset value per share	$23.51	$23.66	$23.22			$23.22
Class R net assets	$14,634,186	$104,208,957	N/A	$(13,480)		$118,829,663
Class R shares outstanding	606,030	3,569,623	N/A	1,010,704	[3,4]	5,186,357
Class R net asset value per share	$24.15	$29.19	N/A			$22.91
Class Y net assets	$12,820,711	$205,110,756	$223,651,430	$(26,532)		$441,556,365
Class Y shares outstanding	525,759	6,688,805	9,661,299	2,196,904	[3]	19,072,767
Class Y net asset value per share	$24.39	$30.66	$23.15			$23.15
Class R5 net assets	$10,747	$10,645	$2,625,596	$(1)		$2,646,987
Class R5 shares outstanding	440	347	114,581	147	[3]	115,515
Class R5 net asset value per share	$24.41	$30.69	$22.91			$22.91
Class R6 net assets	$4,537,506	$45,734,976	$245,178,648	$(5,916)		$295,445,214
Class R6 shares outstanding	186,031	1,492,197	10,691,326	513,975	[3]	12,883,529
Class R6 net asset value per share	$24.39	$30.65	$22.93			$22.93

[1]

Each Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y, Class R5 and Class R6 shares outstanding. Each Target Fund also currently has Class R shares outstanding and the Acquiring Fund also currently has Investor Class shares outstanding.

[2]

Invesco Oppenheimer Dividend Opportunity Fund (a “Target Fund”) is expected to incur an estimated $104,000 in Reorganization costs and Invesco will bear 100% of those costs. Invesco Oppenheimer Equity Income Fund (a “Target Fund”) is expected to incur an estimated $366,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for any Target Fund expenses to be incurred in connection with the Reorganization. The Reorganization costs borne by a Target Fund have been allocated among all classes of that Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on October 31, 2019.

[4]

As of October 31, 2019, Class R of the Acquiring Fund did not exist. Class R shares were added to the Acquiring Fund in connection with the Reorganization. Class R shares of the Acquiring Fund will commence operations at the Net Asset Value Per Share of the Acquiring Fund’s Class A shares. Therefore, the Net Asset Value Per Share shown for Class R shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class A shares.

As of August 31, 2019	Invesco Oppenheimer Government Cash Reserves Fund	Invesco Government Money Market Fund	Pro Forma Adjustments[2]		Invesco Government Money Market Fund (pro forma)
Net assets (all classes)[1]	$557,804,066	$2,321,711,149	$—		$2,879,515,215
Class A net assets	$340,260,559	$—	$—		$340,260,559
Class A shares outstanding	340,232,793	—	—	[3,4]	340,232,793
Class A net asset value per share	$1.00	$1.00			$1.00
Class C net assets	$95,694,858	$41,828,215	$—		$137,523,073
Class C shares outstanding	95,682,071	41,828,285	—	[3]	137,510,356
Class C net asset value per share	$1.00	$1.00			$1.00
Class R net assets	$121,770,608	$30,525,207	$—		$152,295,815
Class R shares outstanding	121,751,325	30,525,253	—	[3]	152,276,578
Class R net asset value per share	$1.00	$1.00			$1.00
Class Y net assets	$68,039	$33,560,947	$—		$33,628,986
Class Y shares outstanding	68,037	33,561,003	—	[3]	33,629,040
Class Y net asset value per share	$1.00	$1.00			$1.00
Class R6 net assets	$10,002	$15,100	$—		$25,102
Class R6 shares outstanding	10,000	15,101	—	[3]	25,101
Class R6 net asset value per share	$1.00	$1.00			$1.00

[1]

The Target Fund and the Acquiring Fund currently have Class C, Class R, Class Y and Class R6 shares outstanding. The Target Fund also currently has Class A shares outstanding and the Acquiring Fund also currently has Invesco Cash Reserve Class, Class AX, Class CX and Investor Class shares outstanding.

[2]

The Target Fund is expected to incur an estimated $110,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on August 31, 2019.

[4]

As of August 31, 2019, Class A shares of the Acquiring Fund did not exist. Class A shares were added to the Acquiring Fund in connection with the Reorganization. Class A shares of the Acquiring Fund will commence operations at the Net Asset Value Per Share of the Acquiring Fund’s Class AX shares. Therefore, the Net Asset Value Per Share shown for Class A shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class AX shares.

As of August 31, 2019	Invesco Oppenheimer Intermediate Term Municipal Fund	Invesco Intermediate Term Municipal Income Fund	Pro Forma Adjustments[2]		Invesco Intermediate Term Municipal Income Fund (pro forma)
Net assets (all classes)[1]	$218,737,882	$1,503,978,867	$—		$1,722,716,749
Class A net assets	$137,108,015	$932,638,450	$—		$1,069,746,465
Class A shares outstanding	29,736,223	81,183,333	(17,805,502)	[3]	93,114,054
Class A net asset value per share	$4.61	$11.49			$11.49
Class C net assets	$25,851,723	$117,448,964	$—		$143,300,687
Class C shares outstanding	5,615,614	10,254,080	(3,359,559)	[3]	12,510,135
Class C net asset value per share	$4.60	$11.45			$11.45
Class Y net assets	$55,767,905	$453,881,004	$—		$509,648,909
Class Y shares outstanding	12,091,014	39,536,724	(7,235,650)	[3]	44,392,088
Class Y net asset value per share	$4.61	$11.48			$11.48
Class R6 net assets	$10,239	$10,449	$—		$20,688
Class R6 shares outstanding	2,222	911	(1,329)	[3]	1,804
Class R6 net asset value per share	$4.61	$11.47			$11.47

[1]	The Target Fund and the Acquiring Fund current have Class A, Class C, Class Y and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur an estimated $162,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on August 31, 2019.

As of August 31, 2019	Invesco Oppenheimer Limited-Term Bond Fund	Invesco Short Term Bond Fund	Pro Forma Adjustments[2]		Invesco Short Term Bond Fund (pro forma)
Net assets (all classes)[1]	$1,719,271,778	$1,536,219,023	$ —		$3,255,490,801
Class A net assets	$668,021,137	$606,413,333	$ —		$1,274,434,470
Class A shares outstanding	146,403,183	70,344,879	(68,955,560)	[3]	$147,792,502
Class A net asset value per share	$4.56	$8.62	$ —		$8.62
Class C net assets	$107,292,415	$139,855,925	$ —		$247, 148,340
Class C shares outstanding	23,548,411	16,231,921	(11,102,174)	[3]	28,678,158
Class C net asset value per share	$4.56	$8.62	$ —		$8.62
Class R net assets	$39,705,781	$6,122,767	$ —		$45,828,548
Class R shares outstanding	8,702,810	709,010	(4,109,660)	[3]	5,302,160
Class R net asset value per share	$4.56	$8.64	$ —		$8.64
Class Y net assets	$491,173,845	$139,670,799	$ —		$630,844,644
Class Y shares outstanding	107,226,962	16,196,888	(50,254,864)	[3]	73,168,986
Class Y net asset value per share	$4.58	$8.62	$ —		$8.62
Class R5 net assets	$10,105	$430,331	$ —		$440,436
Class R5 shares outstanding	2,212	49,996	(1,038)	[3]	51,170
Class R5 net asset value per share	$4.57	$8.61	$ —		$8.61
Class R6 net assets	$413,068,495	$643,725,868	$ —		$1,056,794,363
Class R6 shares outstanding	90,292,192	74,574,330	(42,478,134)	[3]	122,388,388
Class R6 net asset value per share	$4.57	$8.63	$ —		$8.63

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur an estimated $183,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on August 31, 2019.

As of June 30, 2019	Invesco Oppenheimer Limited-Term Government Fund	Invesco Quality Income Fund	Pro Forma Adjustments[2]		Invesco Quality Income Fund (pro forma)
Net assets (all classes)[1]	$984,646,609	$489,194,161	$—		$1,473,840,770
Class A net assets	$455,501,630	$310,909,778	$—		$766,411,408
Class A shares outstanding	103,975,046	26,476,026	(65,183,674)	[3]	65,267,398
Class A net asset value per share	$4.38	$11.74			$11.74
Class C net assets	$55,761,065	$6,993,315	$—		$62,754,380
Class C shares outstanding	12,752,798	599,614	(7,971,046)	[3]	5,381,366
Class C net asset value per share	$4.37	$11.66			$11.66
Class R net assets	$26,699,446	N/A	$—		$26,699,446
Class R shares outstanding	6,099,620	N/A	(3,825,511)	[3,4]	2,274,109
Class R net asset value per share	$4.38	N/A			$11.74
Class Y net assets	$117,194,982	$25,494,197	$—		$142,689,179
Class Y shares outstanding	26,706,382	2,162,753	(16,762,275)	[3]	$12,106,860
Class Y net asset value per share	$4.39	$11.79			$11.79
Class R5 net assets	$10,053	$126,326,893	$—		$126,336,946
Class R5 shares outstanding	2,294	10,721,563	(1,441)	[3]	10,722,416
Class R5 net asset value per share	$4.38	$11.78			$11.78
Class R6 net assets	$329,479,433	$19,469,978	$—		$348,949,411
Class R6 shares outstanding	75,249,921	1,651,936	(47,294,480)	[3]	29,607,377
Class R6 net asset value per share	$4.38	$11.79			$11.79

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y, Class R5 and Class R6 shares outstanding. The Target Fund also currently has Class R shares outstanding.
[2]

The Target Fund is expected to incur an estimated $132,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on June 30, 2019.

[4]

As of June 30, 2019, Class R of the Acquiring Fund did not exist. Class R shares were added to the Acquiring Fund in connection with the Reorganization. Class R shares of the Acquiring Fund will commence operations at the Net Asset Value Per Share of the Acquiring Fund’s Class A shares. Therefore, the Net Asset Value Per Share shown for Class R shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class A shares.

As of October 31, 2019	Invesco Oppenheimer Global Infrastructure Fund	Invesco Global Infrastructure Fund	Pro Forma Adjustments[2]		Invesco Global Infrastructure Fund (pro forma)
Net assets (all classes)[1]	$127,792,201	$21,735,783	$—		$149,527,984
Class A net assets	$18,671,047	$8,917,838	$—		$27,588,885
Class A shares outstanding	1,606,008	750,450	(33,796)	[3]	2,322,662
Class A net asset value per share	$11.63	$11.88			$11.88
Class C net assets	$1,381,932	$1,191,005	$—		$2,572,937
Class C shares outstanding	119,508	100,476	(2,925)	[3]	217,059
Class C net asset value per share	$11.56	$11.85			$11.85
Class R net assets	$3,777,099	$494,921	$—		$4,272,020
Class R shares outstanding	325,327	41,684	(7,126)	[3]	359,885
Class R net asset value per share	$11.61	$11.87			$11.87
Class Y net assets	$1,671,555	$11,108,217	$—		$12,779,772
Class Y shares outstanding	143,483	934,449	(2,896)	[3]	1,075,036
Class Y net asset value per share	$11.65	$11.89			$11.89
Class R5 net assets	$10,449	$11,901	$—		$22,350
Class R5 shares outstanding	899	1,001	(20)	[3]	1,880
Class R5 net asset value per share	$11.62	$11.89			$11.89
Class R6 net assets	$102,280,119	$11,901	$—		$102,292,020
Class R6 shares outstanding	8,776,024	1,001	(177,144)	(3)	8,599,881
Class R6 net asset value per share	$11.65	$11.89			$11.89

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur an estimated $73,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on October 31, 2019.

As of October 31, 2019	Invesco Oppenheimer Mid Cap Value Fund	Invesco American Value Fund	Pro Forma Adjustments[2]		Invesco American Value Fund (pro forma)
Net assets (all classes)[1]	$1,043,630,776	$1,029,787,323	$—		$2,073,418,099
Class A net assets	$812,552,158	$776,050,609	$—		$1,588,602,767
Class A shares outstanding	16,098,367	23,493,065	8,500,016	[3]	48,091,448
Class A net asset value per share	$50.47	$33.03			$33.03
Class C net assets	$77,108,204	$22,203,740	$—		$99,311,944
Class C shares outstanding	1,907,078	844,967	1,026,832	[3]	3,778,877
Class C net asset value per share	$40.43	$26.28			$26.28
Class R net assets	$56,571,780	$16,376,603	$—		$72,948,383
Class R shares outstanding	1,177,389	498,693	545,313	[3]	2,221,395
Class R net asset value per share	$48.05	$32.84			$32.84
Class Y net assets	$92,267,804	$134,010,444	$—		$226,278,248
Class Y shares outstanding	1,775,351	4,020,652	992,876	[3]	6,788,879
Class Y net asset value per share	$51.97	$33.33			$33.33

As of October 31, 2019	Invesco Oppenheimer Mid Cap Value Fund	Invesco American Value Fund	Pro Forma Adjustments[2]		Invesco American Value Fund (pro forma)
Class R5 net assets	$10,457	$18,631,489	$—		$18,641,946
Class R5 shares outstanding	207	558,415	106	[3]	558,728
Class R5 net asset value per share	$50.45	$33.36			$33.36
Class R6 net assets	$5,120,373	$62,514,438	$—		$67,634,811
Class R6 shares outstanding	99,487	1,872,574	53,916	[3]	2,025,977
Class R6 net asset value per share	$51.47	$33.38			$33.38

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur an estimated $217,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on October 31, 2019.

As of August 31, 2019	Invesco Oppenheimer Real Estate Fund	Invesco Real Estate Fund	Pro Forma Adjustments[2]		Invesco Real Estate Fund (pro forma)
Net assets (all classes)[1]	$1,013,261,397	$1,560,203,015	$—		$2,573,464,412
Class A net assets	$406,369,265	$694,573,448	$—		$1,100,942,713
Class A shares outstanding	14,924,458	29,568,482	2,376,223	[3]	46,869,163
Class A net asset value per share	$27.23	$23.49			$23.49
Class C net assets	$53,988,916	$35,603,054	$—		$89,591,970
Class C shares outstanding	2,046,152	1,526,554	269,369	[3]	3,842,075
Class C net asset value per share	$26.39	$23.32			$23.32
Class R net assets	$88,426,607	$73,218,035	$—		$161,644,642
Class R shares outstanding	3,266,694	3,113,357	493,060	[3]	6,873,111
Class R net asset value per share	$27.07	$23.52			$23.52
Class Y net assets	$138,475,301	$217,645,335	$—		$356,120,636
Class Y shares outstanding	5,023,117	9,266,384	872,470	[3]	15,161,971
Class Y net asset value per share	$27.57	$23.49			$23.49
Class R5 net assets	$10,480	$294,540,894	$—		$294,551,374
Class R5 shares outstanding	385	12,541,780	61	[3]	12,542,226
Class R5 net asset value per share	$27.23	$23.48			$23.48
Class R6 net assets	$325,990,828	$204,259,751	$—		$530,250,579
Class R6 shares outstanding	11,839,934	8,699,244	2,042,237	[3]	22,581,415
Class R6 net asset value per share	$27.53	$23.48			$23.48

[1]

The Target Fund and the Acquiring Fund currently have Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares outstanding. The Acquiring Fund also currently has Investor Class shares outstanding.

[2]

The Target Fund is expected to incur an estimated $165,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on August 31, 2019.

As of August 31, 2019	Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	Invesco Short Duration High Yield Municipal Fund	Pro Forma Adjustments[2]		Invesco Short Duration High Yield Municipal Fund (pro forma)
Net assets (all classes)[1]	$1,058,043,603	$477,210,028	$—		$1,535,253,631
Class A net assets	$662,668,259	$193,075,712	$—		$855,743,971
Class A shares outstanding	141,949,657	17,779,755	(80,908,690)	[3]	78,820,722
Class A net asset value per share	$4.67	$10.86			$10.86
Class C net assets	$212,758,139	$52,194,518	$—		$264,952,657
Class C shares outstanding	45,830,244	4,814,083	(26,212,870)	[3]	24,431,457
Class C net asset value per share	$4.64	$10.84			$10.84
Class Y net assets	$182,596,886	$216,578,711	$—		$399,175,597
Class Y shares outstanding	39,121,786	19,926,942	(22,314,174)	[3]	36,734,554
Class Y net asset value per share	$4.67	$10.87	$—		$10.87

[1]

The Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y, Class R5 and Class R6 shares outstanding. Class R5 and Class R6 shares of the Target Fund will liquidate prior to the Reorganization.

[2]

The Target Fund is expected to incur an estimated $116,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on August 31, 2019.

As of December 16, 2019	Invesco Oppenheimer Small Cap Value Fund	Invesco Small Cap Value Fund	Pro Forma Adjustments[2]		Invesco Small Cap Value Fund (pro forma)
Net assets (all classes)[1]	$33,687,719	$1,365,448,116	$—		$1,399,135,835
Class A net assets	$21,135,005	$573,973,589	$—		$595,108,594
Class A shares outstanding	1,855,336	40,628,366	(359,775)	[3]	42,123,927
Class A net asset value per share	$11.39	$14.13			$14.13
Class C net assets	$4,669,526	$13,986,745	$—		$18,656,271
Class C shares outstanding	412,605	1,593,109	119,364	[3]	2,125,078
Class C net asset value per share	$11.32	$8.78			$8.78
Class R net assets	$5,470,744	N/A	$—		$5,470,744
Class R shares outstanding	479,960	N/A	(92,731)	[3,4]	387,229
Class R net asset value per share	$11.40	N/A	$—		$14.13
Class Y net assets	$2,365,597	$705,287,583	$—		$707,653,180
Class Y shares outstanding	207,502	46,909,893	(50,115)	[3]	47,067,280
Class Y net asset value per share	$11.40	$15.03			$15.03
Class R6 net assets	$35,835	$72,200,199	$—		$72,236,034
Class R6 shares outstanding	3,148	4,774,966	(779)	[3]	4,777,335
Class R6 net asset value per share	$11.38	$15.12			$15.12

[1]

The Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y and Class R6 shares outstanding. The Target Fund also currently has Class R and Class R5 shares outstanding. Class R5 shares of the Target Fund will liquidate prior to the Reorganization.

[2]

The Target Fund is expected to incur an estimated $80,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on December 16, 2019.

[4]

As of December 16, 2019, Class R shares of the Acquiring Fund did not exist. Class R shares were added to the Acquiring Fund in connection with the Reorganization. Class R shares of the Acquiring Fund will commence operations at the Net Asset Value Per Share of the Acquiring Fund’s Class A shares. Therefore, the Net Asset Value Per Share shown for Class R shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class A shares.

As of December 16, 2019	Invesco Oppenheimer Ultra-Short Duration	Invesco Conservative Income Fund	Pro Forma Adjustments[2]		Invesco Conservative Income Fund (pro forma)
Net assets (all classes)[1]	$100,368,704	$2,645,107,033	$—		$2,745,475,737
Class A net assets*	$2,734,494	$698,055,367	$—		$700,789,861
Class A shares outstanding*	547,082	69,506,656	(274,631)	[3]	69,779,107
Class A net asset value per share*	$5.00	$10.04			$10.04
Class Y net assets	$97,593,795	$826,484	$—		$98,420,279
Class Y shares outstanding	19,541,388	82,319	(9,821,299)	[3]	9,802,408
Class Y net asset value per share	$4.99	$10.04			$10.04
Class R6 net assets	$40,415	N/A	$—		$40,415
Class R6 shares outstanding	7,993	N/A	(3,968)	[3,4]	4,025
Class R6 net asset value per share	$5.06	N/A			$10.04

*	Class A shares of the Invesco Oppenheimer Ultra-Short Duration Fund will be reorganized into Class Y shares of the Invesco Conservative Income Fund.
[1]

The Target Fund and the Acquiring Fund currently have Class A and Class Y shares outstanding. The Target Fund also currently has Class R6 shares outstanding and the Acquiring Fund also currently has Institutional Class shares outstanding.

[2]

The Target Fund is expected to incur an estimated $71,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on December 16, 2019.

[4]

As of December 16, 2019, Class R6 shares of the Acquiring Fund did not exist. Class R6 shares were added to the Acquiring Fund in connection with the Reorganization. Class R6 shares of the Acquiring Fund will commence operations at the Net Asset Value Per Share of the Acquiring Fund’s Institutional Class shares. Therefore, the Net Asset Value Per Share shown for Class R6 shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Institutional Class shares.

As of August 31, 2019	Invesco Pennsylvania Tax Free Income Fund	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (pro forma)
Net assets (all classes)[1]	$144,275,666	$696,727,381	$(76,000)		$840,927,047
Class A net assets	$124,485,198	$509,944,496	$(65,575)		$634,364,119
Class A shares outstanding	7,508,472	44,739,572	3,405,992	[3]	55,654,036
Class A net asset value per share	$16.58	$11.40			$11.40
Class C net assets	$7,283,879	$112,667,003	$(3,837)		$119,947,045
Class C shares outstanding	438,884	9,914,395	202,105	[3]	10,555,384
Class C net asset value per share	$16.60	$11.36			$11.36

As of August 31, 2019	Invesco Pennsylvania Tax Free Income Fund	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund	Pro Forma Adjustments[2]		Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (pro forma)
Class Y net assets	$10,454,939	$74,080,098	$(5,507)		$84,529,530
Class Y shares outstanding	630,008	6,495,481	286,336	[3]	7,411,825
Class Y net asset value per share	$16.59	$11.40			$11.40
Class R6 net assets	$2,051,650	$35,784	$(1,081)		$2,086,353
Class R6 shares outstanding	123,634	3,142	56,349	[3]	183,125
Class R6 net asset value per share	$16.59	$11.39			$11.39

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $76,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on August 31, 2019.

As of June 30, 2019	Invesco Small Cap Discovery Fund	Invesco Small Cap Growth Fund	Pro Forma Adjustments[2]		Invesco Small Cap Growth Fund (pro forma)
Net assets (all classes)[1]	$602,213,400	$2,920,902,902	$(135,000)		$3,522,981,302
Class A net assets	$378,786,446	$550,535,542	$(84,914)		$929,237,074
Class A shares outstanding	38,953,500	14,772,349	(28,792,542)	[3]	24,993,307
Class A net asset value per share	$9.72	$37.27			$37.27
Class C net assets	$22,865,251	$4,284,475	$(5,126)		$27,144,600
Class C shares outstanding	33,374,857	179,505	(2,417,189)	[3]	1,137,173
Class C net asset value per share	$6.78	$23.87			$23.87
Class Y net assets	$68,000,338	$240,193,370	$(15,244)		$308,178,464
Class Y shares outstanding	6,489,031	6,214,403	(4,729,916)	[3]	7,973,518
Class Y net asset value per share	$10.48	$38.65			$38.65
Class R5 net assets	$52,058,496	$1,344,778,341	$(11,670)		$1,396,825,167
Class R5 shares outstanding	4,882,765	31,518,565	(3,663,205)	[3]	32,738,125
Class R5 net asset value per share	$10.66	$42.67			$42.67
Class R6 net assets	$80,502,869	$454,284,701	$(18,046)		$534,769,524
Class R6 shares outstanding	7,514,989	10,581,578	(5,640,601)	[3]	12,455,966
Class R6 net asset value per share	$10.71	$42.93			$42.93

[1]

The Target Fund and the Acquiring Fund currently have Class A, Class C, Class Y, Class R5 and Class R6 shares outstanding. The Acquiring Fund also currently has Class R and Investor Class shares outstanding.

[2]

The Target Fund is expected to incur $135,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, the Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of the Target Fund based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on June 30, 2019.

As of December 16, 2019	Invesco Technology Sector Fund	Invesco Technology Fund	Pro Forma Adjustments[2]		Invesco Technology Fund (pro forma)
Net assets (all classes)[1]	$100,872,150	$1,015,520,075	$—		$1,116,392,225
Class A net assets	$95,164,265	$465,179,161	$—		$560,343,426
Class A shares outstanding	3,936,189	9,520,167	(1,988,235)	[3]	11,468,121
Class A net asset value per share	$24.18	$48.86			$48.86
Class C net assets	$1,157,684	$28,995,514	$—		$30,153,198
Class C shares outstanding	59,937	776,140	(28,942)	[3]	807,135
Class C net asset value per share	$19.32	$37.36			$37.36
Class Y net assets	$4,550,201	$32,419,398	$—		$36,969,599
Class Y shares outstanding	175,829	649,831	(84,619)	[3]	741,041
Class Y net asset value per share	$25.88	$49.89			$49.89

[1]	The Target Fund and the Acquiring Fund currently have Class A, Class C, and Class Y shares outstanding. The Acquiring Fund also currently has Investor Class, Class R5 and Class R6 shares outstanding.
[2]

The Target Fund is expected to incur $107,000 in Reorganization costs Invesco will bear 100% of the those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on December 16, 2019.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Information Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is shown in Exhibit A.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Information Statement/Prospectus is a part) may be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EXHIBIT A

TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

EXHIBIT A

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074 811-09913	Invesco Oppenheimer Rochester California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242 811-07890
Class A		Class A
Class C		Class A
Class Y		Class Y
Class R6		Class R6

Invesco Global Small & Mid Cap Fund Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611 811-06463	Invesco Global Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611 811-06463
Class A		Class A
Class C		Class C
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco International Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699	Invesco Oppenheimer International Diversified Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco Mid Cap Core Equity Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699	Invesco Oppenheimer Main Street Mid Cap Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826	Invesco Oppenheimer Discovery Mid Cap Growth Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338 881-05426
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Moderate Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class S		Class S
Class R5		Class R5
Class R6		Class R6

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242 811-07890	Invesco Oppenheimer Rochester Municipals Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242 811-07890
Class A		Class A
Class C		Class C
Class Y		Class Y
Class R6		Class R6

Invesco Oppenheimer Capital Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338 811-05426	Invesco Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338 811-05426
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Oppenheimer Dividend Opportunity Fund, a series of AIM Equity Funds (Invesco Equity Funds)	002-25469 811-01424	Invesco Dividend Income Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Oppenheimer Equity Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074 811-09913	Invesco Dividend Income Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco Oppenheimer Global Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338 811-05426	Invesco Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338 811-05426
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Oppenheimer Government Cash Reserves Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519 811-05686	Invesco Government Money Market Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519 811-05686
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R6		Class R6

Invesco Oppenheimer Intermediate Term Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242 811-07890	Invesco Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242 811-07890
Class A		Class A
Class C		Class C
Class Y		Class Y
Class R6		Class R6

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco Oppenheimer Limited-Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519 811-05686	Invesco Short Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519 811-05686
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Oppenheimer Limited-Term Government Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519 811-05686	Invesco Quality Income Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Oppenheimer Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338 811-05426	Invesco Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338 811-05426
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco Oppenheimer Mid Cap Value Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699	Invesco American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Oppenheimer Real Estate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074 811-09913	Invesco Real Estate Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519 811-05686
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074 811-07890	Invesco Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074 811-09913
Class A		Class A
Class C		Class C
Class Y		Class Y

Invesco Oppenheimer Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826	Invesco Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class R6		Class R6

Target Fund Registrant	SEC File Numbers	Acquiring Fund Registrant	SEC File Numbers

Invesco Oppenheimer Ultra-Short Duration Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519 811-05686	Invesco Conservative Income Fund, a series (Invesco Management Trust)	333-195218 811-22957
Class A		Class Y
Class Y		Class Y
Class R6		Class R6

Invesco Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074 811-09913	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242 811-07890
Class A		Class A
Class C		Class C
Class Y		Class Y
Class R6		Class R6

Invesco Small Cap Discovery Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074 811-09913	Invesco Small Cap Growth Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526 811-02699
Class A		Class A
Class C		Class C
Class Y		Class Y
Class R5		Class R5
Class R6		Class R6

Invesco Technology Sector Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-03826	Invesco Technology Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905 811-38266
Class A		Class A
Class C		Class C
Class Y		Class Y

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT INFORMATION

STATEMENT/PROSPECTUS

TARGET FUNDS

1.

Prospectus dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco California Tax Free Income Fund (filed via EDGAR on December 19, 2019, Accession No. 0001193125-19-319294).

2.

Prospectus dated February 12, 2020 (as supplemented) for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Small & Mid Cap Growth Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031461).

3.

Prospectus dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

4.

Supplement dated May 31, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

5.

Supplement dated June 5, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on June 5, 2019, Accession No. 0001193125-19-166130).

6.

Supplement dated July 19, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

7.

Supplement dated October 25, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

8.

Supplement dated December 13, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

9.	Prospectus dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

10.

Supplement dated May 31, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

11.

Supplement dated June 5, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on June 5, 2019, Accession No. 0001193125-19-166130).

12.

Supplement dated June 21, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on June 21, 2019, Accession No. 0001193125-19-178744).

13.

Supplement dated July 19, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

14.

Supplement dated October 25, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

15.

Supplement dated December 13, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

16.

Prospectus dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, as supplemented on August 28, 2019.

17.

Supplement dated October 25, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on October 25, 2019, 0001193125-19-274835).

18.

Supplement dated December 13, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on December 13, 2019, 0001193125-19-313341).

19.	Prospectus dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

20.

Supplement dated May 31, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

21.

Supplement dated June 5, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on June 5, 2019, Accession No. 0001193125-19-166130).

22.

Supplement dated July 19, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

23.

Supplement dated October 25, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

24.

Supplement dated December 13, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

25.

Prospectus dated June 28, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184387).

26.

Supplement dated July 19, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197961).

27.

Supplement dated October 25, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

28.

Supplement dated December 13, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

29.

Prospectus dated December 27, 2019 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Capital Income Fund (filed via EDGAR on December 27, 2019, Accession No. 0001193125-19-324895).

30.

Supplement dated December 27, 2019 to the Prospectus for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Capital Income Fund (filed via EDGAR on December 27, 2019, Accession No. 0001193125-19-325049).

31.

Prospectus dated August 28, 2019 for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230810, as supplemented on August 28, 2019).

32.

Supplement dated October 25, 2019 to the Prospectus for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

33.

Supplement dated December 13, 2019 to the Prospectus for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

34.

Supplement dated January 31, 2020 to the Prospectus for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

35.

Prospectus dated February 12, 2020 (as supplemented) for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Equity Income Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031412).

36.

Prospectus dated February 12, 2020 (as supplemented) for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Global Multi-Asset Income Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

37.

Prospectus dated November 22, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Government Cash Reserves Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297649).

38.

Supplement dated December 13, 2019 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Government Cash Reserves Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

39.

Supplement dated January 31, 2020 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Government Cash Reserves Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

40.

Prospectus dated January 28, 2020 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on January 27, 2020, Accession No. 0001193125-20-015471).

41.

Prospectus dated December 20, 2019 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on December 19, 2019, Accession No. 0001193125-19-319300).

42.

Supplement dated January 14, 2020 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on January 14, 2020, Accession No. 0001193125-20-007103).

43.

Supplement dated January 31, 2020 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

44.

Prospectus dated January 28, 2020 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Government Fund (filed via EDGAR on January 27, 2020, Accession No. 0001193125-20-015439).

45.

Prospectus dated February 12, 2020 (as supplemented) for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Global Infrastructure Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

46.

Prospectus dated February 12, 2020 (as supplemented) for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Mid Cap Value Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031425).

47.

Prospectus dated August 28, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230922, as supplemented on August 28, 2019).

48.

Supplement dated September 19, 2019 to the Prospectus for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on September 19, 2019, Accession No. 0001193125-19-249347).

49.

Supplement dated October 25, 2019 to the Prospectus for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

50.

Supplement dated December 13, 2019 to the Prospectus for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

51.

Prospectus dated January 28, 2020 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (filed via EDGAR on January 27, 2020, Accession No. 0001193125-20-015458).

52.

Prospectus dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, as supplemented on August 28, 2019).

53.

Supplement dated October 25, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

54.

Supplement dated October 31, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on October 31, 2019, Accession No. 0001193125-19-280596).

55.

Supplement dated December 13, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

56.

Supplement dated January 31, 2020 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

57.

Prospectus dated November 22, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297649).

58.

Supplement dated December 13, 2019 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

59.

Prospectus dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Pennsylvania Tax Free Income Fund (filed via EDGAR on December 19, 2019, 0001193125-19-319294).

60.

Prospectus dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Small Cap Discovery Fund (filed via EDGAR on December 19, 2019, 0001193125-19-319294).

61.

Prospectus dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Sector Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, as supplemented on August 28, 2019).

62.

Supplement dated October 25, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Sector Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

63.

Supplement dated December 13, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Sector Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313341).

ACQUIRING FUNDS

1.

Prospectus dated November 22, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester California Municipal Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297608).

2.

Supplements dated January 31, 2020 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester California Municipal Fund (filed via EDGAR on January 31, 2020, Accession Nos. 0001193125-20-021566 and 021567).

3.

Prospectus dated February 12, 2020 for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Growth Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031461).

4.

Prospectus dated August 28, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230869, as supplemented August 28, 2019).

5.

Supplement dated October 25, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

6.

Supplement dated January 31, 2020 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on January 31, 2020 Accession No. 0001193125-20-021567).

7.

Prospectus dated October 28, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Main Street Mid Cap Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274789).

8.

Supplement dated January 31, 2020 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Main Street Mid Cap Fund (filed via EDGAR on January 31, 2020 Accession No. 0001193125-20-021567).

9.

Prospectus dated February 12, 2020 (as supplemented) for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Discovery Mid Cap Growth Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

10.

Prospectus dated December 9, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (filed via EDGAR on December 9, 2019, Accession No. 0001193125-19-309400)

11.

Supplements dated December 13, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (filed via EDGAR on December 13, 2019, Accession Nos. 0001193125-19-313405 and 313416).

12.

Supplement dated January 31, 2020 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

13.

Prospectus dated May 25, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on May 23, 2019, Accession No. 0001193125-19-154407).

14.

Supplement dated June 5, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on June 5, 2019, Accession No. 0001193125-19-166150).

15.

Supplement dated June 21, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on June 21, 2019, Accession No. 0001193125-19-178754).

16.

Supplement dated July 19, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197961).

17.

Supplement dated October 25, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

18.

Supplements dated January 31, 2020 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on January 31, 2020, Accession Nos. 0001193125-20-021566 and 021567).

19.

Prospectus dated February 12, 2020 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Multi-Asset Income Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

20.	Prospectus dated December 10, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Dividend Income Fund (filed via EDGAR on December 9, 2019, Accession No. 0001193125-19-309434).

21.

Supplement dated January 31, 2020 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Dividend Income Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125- 20-021567).

22.

Prospectus dated December 10, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Government Money Market Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-309422).

23.

Supplement dated January 31, 2020 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Government Money Market Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

24.

Prospectus dated June 28, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184387).

25.

Supplement dated July 19, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197961).

26.

Supplement dated October 25, 2019 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

27.

Supplement dated January 31, 2020 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

28.

Prospectus dated June 28, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184374).

29.

Supplement dated July 19, 2019 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on July 19, 2019, Accession No 0001193125-19-197958).

30.

Supplement dated October 25, 2019 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

31.

Supplement dated January 31, 2020 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

32.	Prospectus dated December 9, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Quality Income Fund (filed via EDGAR on December 9, 2019, Accession No. 0001193125-19-309400).

33.

Supplement dated January 31, 2020 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Quality Income Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

34.

Prospectus dated February 12, 2020 (as supplemented) for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Global Infrastructure Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

35.	Prospectus dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR August 27, 2019, Accession No. 0001193125-19-230919).

36.

Supplement dated October 25, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

37.

Supplement dated January 31, 2020 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

38.

Prospectus dated June 28, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184374).

39.

Supplement dated July 19, 2019 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197958).

40.

Supplement dated October 25, 2019 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

41.

Supplement dated January 31, 2020 to the Prospectus for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

42.

Prospectus dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Short Duration High Yield Municipal Fund (filed via EDGAR December 19, 2019, Accession No. 0001193125-19-319294).

43.

Supplement dated January 31, 2020 to the Prospectus for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Short Duration High Yield Municipal Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

44.	Prospectus dated December 10, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Small Cap Value Fund (filed via EDGAR on December 9, 2019, Accession No. 0001193125-19-309434).

45.	Prospectus dated December 10, 2019 for Invesco Management Trust, with respect to Invesco Conservative Income Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-309417).

46.

Prospectus dated November 22, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297608).

47.

Supplements dated January 31, 2020 to the Prospectus for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (filed via EDGAR on January 31, 2020, Accession Nos. 0001193125-20-021566 and 021567).

48.	Prospectus dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

49.

Supplement dated May 31, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

50.

Supplement dated June 5, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on June 5, 2019, Accession No. 0001193125-19-166130).

51.

Supplement dated July 19, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

52.

Supplement dated October 25, 2019 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

53.

Supplement dated January 31, 2020 to the Prospectus for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

54.

Prospectus dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, as supplemented on August 28, 2019).

55.

Supplement dated October 25, 2019 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274835).

56.

Supplement dated January 31, 2020 to the Prospectus for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

EXHIBIT C

Ownership of the Target Funds

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 2, 2020, to the best knowledge of the Trusts owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of an Acquiring Fund that would be owned by the below named shareholders upon consummation of a Reorganization is expected to decline.

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers “FBOC” 1 New York Plaza, 12th Floor New York, NY 10004-1901	Invesco California Tax-Free Income Fund	Class A	9,491,478.25	33.88%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	7,680,991.15	27.42%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	1,703,675.80	6.08%

Edward D. Jones & Company 12555 Manchester Road St. Louis, MO 63131-3710		Class C	2,458,517.55	58.62%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	503,706.64	12.01%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Merrill Lynch Pierce Fenner & Smith, Inc. FBOC 4800 Deer Lake Drive East Jacksonville, FL 32246-6484		Class C	266,308.10	6.35%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	1,420,200.19	99.94%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	1,337,215.20	37.12%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	691,450.72	19.19%

Merrill Lynch Pierce Fenner & Smith, Inc. FBOC 4800 Deer Lake Drive East Jacksonville, FL 32246-6484		Class Y	437,364.85	12.14%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
UBS WM USA Omni Account M/F Attn: Department Manager Special Custody A/C Exclusive Benefit Customer UBSFSI 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	308,035.76	8.55%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	260,923.78	7.24%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010	Invesco Global Small & Mid Cap Growth Fund	Class A	1,616,713.38	6.65%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	1,564,980.04	6.44%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	1,286,385.00	5.29%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	1,284,308.47	5.28%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Merrill Lynch Pierce Fenner & Smith, Inc. FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class A	1,223,348.24	5.03%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class C	66,189.89	7.78%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	58,578.02	6.88%

JP Morgan Securities LLC FBOC 4 Chase Metrotech Center Brooklyn, NY 11245-0001		Class C	48,995.34	5.76%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	44,422.86	5.22%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class C	43,810.25	5.15%

American Enterprise Investment Service 707 2nd Avenue S Minneapolis, MN 55402-2405		Class Y	104,732.10	11.40%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	82,004.74	8.92%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	80,777.97	8.79%

Charles Schwab & Co., Inc. Special Custody Acct FBOC Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	71,228.82	7.75%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	68,899.59	7.50%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	62,379.79	6.79%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	52,886.32	5.75%

UBS WM USA Omni Account M/F Attn: Department Manager Special Custody A/C Exclusive Benefit Customer UBSFSI 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	50,411.22	5.48%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R5	151,651.89	80.37%

Suntrust Bank FBO Various Suntrust Omnibus Accounts Omnisti 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002		Class R5	27,211.30	14.42%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	93,171.91	72.29%

JP Morgan Securities LLC FBOC 4 Chase Metrotech Center Brooklyn, NY 11245-0001		Class R6	35,093.72	27.22%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco International Allocation Fund	Class A	1,406,925.97	17.78%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	930,183.29	11.76%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class A	448,726.70	5.67%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	425,322.16	5.37%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	63,909.78	9.84%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	63,577.32	9.79%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	56,135.48	8.64%

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund OPS Manager 510 Marquette Avenue South Minneapolis, MN 55402-1110		Class C	39,889.96	6.14%

Reliance Trust Company. Cust FBO MassMutual Omnibus PLL/SMF P.O. Box 48529 Atlanta, GA 30362-1529		Class R	41,744.90	13.92%

Merrill Lynch Pierce Fenner & Smith Inc. FBOC Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6484		Class R	17,585.26	5.86%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
PAI TrustCo Inc. Bates Custom & Collision, Inc. 1300 Enterprise Drive De Pere, WI 54115-4934		Class R	16,994.08	5.66%

MG Trust Company Cust. FBO Word of Faith Family Worship Center 717 17th Street, Suite 1300 Denver, CO 80202-3304		Class R	16,206.09	5.40%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	195,890.55	27.42%

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund OPS Manager 510 Marquette Avenue South Minneapolis, MN 55402-1110		Class Y	137,407.93	19.23%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	102,317.40	14.32%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	76,227.08	10.67%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	42,568.60	5.95%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R5	2,478.02	76.09%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	778.61	23.90%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	109,643.84	98.92%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Mid Cap Core Equity Fund	Class A	7,946,771.87	18.44%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	3,021,239.05	7.01%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class A	2,363,395.53	5.48%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class C	401,105.91	10.68%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	335,886.02	8.95%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	252,501.24	6.72%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	213,822.37	5.69%

Mass Mutual Insurance Company 1295 State Street Springfield, MA 01111-0001		Class R	181,798.99	7.59%

Merrill Lynch Pierce Fenner & Smith Inc. FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Foor Jacksonville, FL 32246-6484		Class R	126,597.18	5.28%

UBS WM USA Omni Account M/F Attn: Department Manager Special Custody A/C Exclusive Benefit Customer UBSFSI 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	600,697.06	20.89%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	355,286.52	12.36%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	323,833.97	11.26%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	275,847.93	9.59%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza Floor 12 New York, NY 10004-1901		Class Y	247,096.46	8.59%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	217,568.58	7.56%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R5	561,965.28	55.62%

Reliance Trust Company FBO MassMutual Registered Product P. O. Box 28004 Atlanta, GA 30358-0004		Class R5	191,033.26	18.90%

Nationwide Trust Company FSB C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029		Class R5	142,507.37	14.10%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
DCGT Trustee & or Custodian FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50392-0001		Class R5	55,031.40	5.44%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	1,339,328.13	84.40%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R6	129,205.79	8.14%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212	Invesco Mid Cap Growth Fund	Class A	13,822,778.32	18.26%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	9,425,463.71	12.45%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class A	4,327,870.82	5.71%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	186,045.86	8.20%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	151,526.06	6.67%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	148,386.12	6.54%

Talcott Resolution Life Insurance Company Separate Account 401K P.O. Box 5051 Hartford, CT 06102-5051		Class R	169,960.90	21.09%

Capital Bank & Trust Co. TTEE FBO Oregon First 401K Plan C/O PlanPremier/Fascore LLC 8515 East Orchard Road # 2T2 Greenwood Village, CO 80111-5002		Class R	63,297.07	7.85%

Massachusetts Mutual Life Insurance Company MIP M200-INVST 1295 State Street Springfield, MA 01111-0001		Class R	60,785.13	7.54%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	596,125.54	14.98%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002		Class Y	361,441.32	9.08%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	332,387.44	8.35%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	292,843.98	7.36%

Merrill Lynch Pierce Fenner & Smith Inc. FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class Y	291,974.71	7.34%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	255,847.50	6.43%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	219,202.18	5.51%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	203,103.63	5.10%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Boulevard Charlotte, NC 28262-8522		Class R5	1,140,357.05	39.64%

VRSCO FBO AIGFSB Custodian Trustee FBO Ret Plans 2929 Allen Parkway, A6-20 Houston, TX 77019-7117		Class R5	588,593.60	20.46%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R5	400,286.74	13.91%

American United Life Insurance Company AUL Group Retirement Account P.O. Box 368 Indianapolis, IN 46206-0368		Class R5	159,689.20	5.55%

Merrill Lynch Pierce Fenner & Smith Inc. FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class R5	152,697.97	5.30%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R6	1,280,121.21	42.34%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	827,867.97	27.38%

Vanguard Fiduciary Trust Company AIM Funds DTD Attn: Outside Funds P. O. Box 2900 K14 Valley Forge, PA 19482-2900		Class R6	343,028.16	11.34%

TrustCo of Knoxille 1 4823 Old Kingston Pike, Suite 100 Knoxville, TN 37919-6499		Class R6	166,363.52	5.50%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Moderate Allocation Fund	Class A	12,564,287.78	26.25%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	2,807,267.70	5.86%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	862,065.80	17.30%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
PAI Trustco Inc. FBO GA Plastic Surgery Specialties PC 401K PL 1300 Enterprise Drive De Pere, WI 54115-4934		Class R	86,304.80	6.61%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	286,356.54	35.89%

Matrix Trust Company Cust. FBO Ragno Ross & Assoc. PS 401K Plan 717 17th Street, Suite 1300 Denver, CO 80202-3304		Class Y	79,534.59	9.96%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	67,700.22	8.48%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	56,819.67	7.12%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	48,145.00	6.03%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	1,091.52	100.00%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	768.05	100.00%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901	Invesco New York Tax Free Income Fund	Class A	1,730,545.43	19.21%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	1,149,076.22	12.75%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	996,361.56	11.06%

JP Morgan Securities LLC FBOC 4 Chase Metrotech Center Brooklyn, NY 11245-0001		Class A	990,439.24	10.99%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002		Class A	808,796.50	8.97%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	582,479.88	6.46%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class A	527,198.23	5.85%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class C	170,546.64	17.64%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	126,589.58	13.09%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002		Class C	117,215.29	12.12%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	108,249.26	11.19%

JP Morgan Securities LLC FBOC 4 Chase Metrotech Center Brooklyn, NY 11245-0001		Class C	80,454.84	8.32%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	76,336.30	7.89%

MLPF&S, FBOC Attn: Fund Admin 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class C	58,453.96	6.04%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	296,737.30	30.78%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	230,886.14	23.95%

UBS WM USA Omni Account M/F Attn: Department Manager Special Custody A/C Exclusive Benefit Customer UBSFSI 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	128,439.95	13.32%

MLPF&S, FBOC Attn: Fund Admin 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	72,652.60	7.53%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	60,633.44	6.29%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	131,62.01	99.51%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Oppenheimer Capital Income Fund	Class A	7,351,449.62	5.53%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	7,131,953.33	5.36%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	2,223,409.60	10.60%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	2,149,457.56	10.25%

MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class C	1,909,446.81	9.10%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	1,326,255.88	6.32%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	1,249,412.48	5.95%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	1,089,667.51	5.19%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999		Class R	2,340,040.12	36.07%

Mass Mutual Life Insurance Company Separate Investment A/C 1295 State Street Springfield, MA 01111-0001		Class R	493,657.34	7.60%

Reliance Trust Company Cust FBO MassMutual Omnibus PLL/SMF P.O. Box 28004 Atlanta, GA 30358-0004		Class R	381,170.46	5.87%

Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	4,643,539.41	14.33%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	4,595,902.02	14.19%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	3,887,404.40	12.00%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	3,065,460.99	9.46%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	3,049,882.51	9.41%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	2,609,720.28	8.05%

Special Custody A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	2,301,786.83	7.10%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	2,086,744.44	6.44%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	992.06	100.00%

Reliance Trust Company FBOC MassMutual Registered Product P.O. Box 28004 Atlanta, GA 30358-0004		Class R6	706,551.02	36.47%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	328,198.05	16.94%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Hartford Life Insurance Co. Separate Account 401K Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999		Class R6	216,123.56	11.15%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	204,891.66	10.57%

Mass Mutual Life Insurance Company Separate Investment A/C 1295 State Street Springfield, MA 01111-0001		Class R6	184,044.70	9.50%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052		Class R6	121,665.27	6.28%

Massachusetts Mutual Life Insurance Company C/O Todd Picken 1295 State Street Springfield, MA 01111-0002	Invesco Oppenheimer Global Multi-Asset Income	Class A	4,243,003.98	64.41%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	347,974.88	5.28%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	122,245.45	20.90%

LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations P. O. Box 509046 San Diego CA 92150-9046		Class C	41,240.84	7.05%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	38,850.58	6.64%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class C	36,889.00	6.30%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class R	21,621.94	10.93%

ITC Outdoor Enterprises Inc. Robert H. Schulz 7111 Forest Street Schofield, WI 54476-5030		Class R	10,568.22	5.34%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	291,857.44	33.77%

Charles Schwab & Company, Inc. Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	149,760.45	17.33%

LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations P.O. Box 509046 San Diego CA 92150-9046		Class Y	105,705.43	12.23%

National Financial Services LLC FBOC 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995		Class Y	77,054.56	8.91%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	75,582.22	8.74%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	72,044.49	8.33%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	1,106.20	100.00%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	51,844.46	94.05%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Oppenheimer Dividend Opportunity Fund	Class A	529,988.07	6.69%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	502,864.42	6.35%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	447,675.24	5.65%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	80,953.55	6.30%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class C	71,835.77	5.59%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	66,448.77	5.17%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	97,393.84	18.61%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	95,328.88	18.21%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	56,174.20	10.73%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	55,155.01	10.54%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	34,982.77	6.68%

MLPF&S, FBOC Attn: Funds Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	33,508.10	6.40%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBO Customers 12555 Manchester Road Saint Louis, MO 63131-3710		Class Y	26,404.71	5.04%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	434.22	98.56%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052		Class R6	9,019.98	70.08%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	2,665.79	20.71%

TD Ameritrade Inc. FBOC P.O. Box 2226 Omaha, NE 68103-2226		Class R6	777.44	6.04%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Oppenheimer Equity Income Fund	Class A	9,914,914.73	13.88%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class A	3,948,730.43	5.52%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	1,133,871.34	7.76%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	833,452.55	5.70%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	786,158.00	5.38%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	996,719.30	14.72%

Special Custody A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	728,513.73	10.76%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	698,377.72	10.31%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	688,511.57	10.17%

MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-648		Class Y	660,912.84	9.76%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	545,661.85	8.06%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	534,380.66	7.89%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	375,767.59	5.55%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	346,674.63	5.12%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	346.86	100.00%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	1,118,467.87	75.26%

Voya Retirement Insurance & Annuity Co Attn: Fund Operations 1 Orange Way Windsor, CT 63131-3710		Class R6	129,890.09	8.74%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	97,293.17	6.54%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Invesco Oppenheimer Government Cash Reserves	Class Y	31,176.37	41.89%

Stifel Nicolaus & Co. Inc. FBOC 501 N. Broadway Saint Louis, MO 63102-2137		Class Y	19,537.27	26.25%

Ricardo A. Urreiztieta TOD Account Sugar Land, TX		Class Y	13,021.12	17.49%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class Y	10,000.00	13.43%

PAI TrustCo Inc. Compass Display Group 401K PS PL 1300 Enterprise Drive De Pere, WI 54115-4934		Class R6	2,1299.64	68.05%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	10,000.00	31.94%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523	Invesco Oppenheimer Intermediate Term Municipal	Class A	5,022,749.81	16.45%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	4,787,319.71	15.67%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class A	4,254,163.37	13.93%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class A	2,174,296.18	7.12%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	762,883.67	14.52%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	758,875.18	14.44%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	439,664.24	8.37%

Special Custody A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class C	358,523.46	6.82%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class C	323,571.99	6.16%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	3,816,613.19	30.50%

Charles Schwab & Company, Inc. Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	2,662,277.68	21.28%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	1,933,326.73	15.45%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	1,210,163.49	9.67%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	1,093,979.35	8.74%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	2,222.22	100.00%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Oppenheimer Limited-Term Bond Fund	Class A	10,604,281.36	7.03%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	7,858,209.29	5.21%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	1,711,193.72	7.54%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	1,609,907.24	7.10%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	1,510,416.13	6.66%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	1,453,267.55	6.41%

MLPF&S, FBOC 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-648		Class C	1,363,486.38	6.01%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	15,524,245.36	14.36%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
MLPF&S, FBOC 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-648		Class Y	14,518,532.86	13.43%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	14,512,130.66	13.42%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	13,561,885.57	12.54%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	12,124,453.06	11.21%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	9,502,599.79	8.79%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	7,128,083.51	6.59%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	2,212.39	100.00%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 499 Washington Boulevard Jersey City, NJ 07310-1995		Class R6	39,784,168.73	70.89%

Reliance Trust Company FBO MassMutual DMF P.O. Box 48529 Atlanta, GA 30362-1529		Class R6	4,646,741.73	8.28%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	3,785,722.70	6.74%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Invesco Oppenheimer Limited-Term Government Fund	Class A	5,870,003.59	5.65%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class A	5,539,228.35	5.33%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	735,464.54	6.44%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	5,784,116.12	14.15%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	5,314,050.94	13.00%

MLPF&S, FBOC 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	5,054,644.67	12.36%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	3,958,966.61	9.68%

Nationwide Life Insurance Company DCVA C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029		Class Y	3,491,242.48	8.54%

Nationwide Life Insurance Company NACO C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029		Class Y	3,203,582.94	7.83%

SEI Private TrustCo C/O Newport ID 751 One Freedom Valley Drive Oaks, PA 19456-9989		Class Y	2,734,557.31	6.69%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	2,719,642.35	6.65%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	2,293.58	100.00%

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	17,076,685.99	43.48%

Invesco Oppenheimer Portfolio Series: Active Allocation Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	9,175,795.79	23.36%

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	7,834,750.36	19.95%

Alpine Bank Wealth Management 225 North, 5th Street Grand Junction, CO 81501-2611		Class R6	2,713,361.05	6.90%

Massachusetts Mutual Life Insurance Company C/O Todd Picken 1295 State Street Springfield, MA 01111-0001	Invesco Oppenheimer Global Infrastructure Fund (formerly Invesco Oppenheimer Macquarie Global Infrastructure Fund)	Class A	996,000	62.20%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	109,115.39	6.81%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	43,576.13	35.29%

LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class C	16,546.86	13.40%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	83,182.62	56.25%

Raymond G. Anello Staten Island, NY		Class Y	23,267.93	15.73%

National Financial Services LLC FBOC 499 Washington Boulevard Jersey City, NJ 07310-1995		Class Y	18,189.04	12.30%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	899.28	100.00%

Invesco Oppenheimer Portfolio Series: Active Allocation Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	3,958,772.82	44.69%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	2,561,315.51	28.91%

Invesco Oppenheimer Portfolio Series: Growth Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	1,443,351.30	16.29%

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	892,765.06	10.07%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Oppenheimer Mid Cap Value Fund	Class A	1,326,775.09	7.43%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	979,374.27	5.48%

Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999		Class R	115,808.97	8.83%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246-6484		Class R	96,938.40	7.39%

Reliance Trust Company Customers FBO MassMutual Omnibus PLL/SMF P.O. Box 28004 Atlanta, GA 30358-0004		Class R	67,985.57	5.18%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	411,198.54	22.03%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	229,757.38	12.30%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	203,523.57	10.90%

Special Custody A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	149,557.06	8.01%

Charles Schwab & Company, Inc. Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	140,377.23	7.52%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	119,580.31	6.40%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	99,753.33	5.34%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	96,363.09	5.16%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	207.25	100.00%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	27,295.00	23.67%

Ascensus TrustCo FBO P West Co., Inc DBA Custom Building P.O. Box 10758 Fargo, ND 58106-0758		Class R6	16,655.73	14.44%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	16,489.04	14.30%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Mass Mutual Life Insurance Company Separate Investment A/C 1295 State Street Springfield, MA 01111-0001		Class R6	8,511.65	7.38%

Capital Bank & Trust Co. TTEE Lobar Associates Inc. RP 8515 E. Orchard Road # 2T2 Greenwood Village, CO 80111-5002		Class R6	8,287.45	7.18%

Edward D Jones & Company FBOC 12555 Manchester Road St. Louis, MO 63131-3710	Invesco Oppenheimer Real Estate Fund	Class A	1,359,270.47	9.23%

Mass Mutual Life Insurance Company Separate Investments A/C 1295 State Street Springfield, MA 01111-0001		Class A	925,394.21	6.29%

National Financial Services LLC FBOC 200 Liberty Street One Financial Center New York, NY 10281-1003		Class A	807,912.76	5.49%

National Financial Services LLC FBOC 200 Liberty Street One Financial Center New York, NY 10281-1003		Class C	103,338.28	5.21%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	99,127.07	5.00%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Hartford Life Insurance Company Trust Separate Account 401K Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999		Class R	948,922.04	29.78%

Mass Mutual Life Insurance Company Separate Investments A/C 1295 State Street Springfield, MA 01111-0001		Class R	385,291.46	12.09%

Voya Institutional Trust Company Attn: Fund Operations 1 Orange Way Windsor, CT 06095-4773		Class R	311,345.57	9.77%

Mass Mutual Life Insurance Company Separate Investment A/C 1295 State Street, MIP C105 Springfield, MA 01111-0001		Class Y	1,316,795.75	26.39%

Reliance Trust Company FBO MassMutual Registered Product P.O. Box 28004 Atlanta, GA 30358-0004		Class Y	611,887.45	12.26%

National Financial Services LLC FBOC 200 Liberty Street One Work Financial Center New York, NY 10281-1003		Class Y	560,204.51	11.22%

Private College 529 Trust Plan Attn: OFIPI P.O. Box 5268 Denver, CO 80217-5268		Class Y	554,802.56	11.11%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	451,378.02	9.04%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	407,847.19	8.17%

Invesco Advisers Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	384.91	100.00%

Invesco Oppenheimer Portfolio Series: Active Allocation Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	2,573,444.11	24.12%

Mass Mutual Life Insurance Co. Separate Investment A/C 1295 State Street Springfield, MA 01111-0001		Class R6	2,369,330.60	22.20%

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	1,280,435.66	12.00%

Reliance Trust Company FBO MassMutual Registered Product P.O. Box 28004 Atlanta, GA 30358-0004		Class R6	874,994.79	8.20%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 499 Washington Boulevard Jersey City, NJ 07310-1995		Class R6	811,606.68	7.60%

Invesco Oppenheimer Portfolio Series: Growth Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	620,718.02	5.81%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center Attn: Mutual Funds New York, NY 10281-1003	Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund	Class A	16,170,758.36	11.43%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	14,175,317.36	10.02%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	12,516,770.96	8.85%

MLPF&S, FBOC Attn: Fund Admin 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class A	11,695,608.43	8.27%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBOC 12555 Manchester Road. Saint Louis, MO 63131-3710		Class A	11,112,406.61	7.85%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class A	9,121,041.62	6.45%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	7,260,190.56	18.48%

MLPF&S, FBOC Attn: Fund Admin 4800 Deer Lake Drive. East, 3rd Floor Jacksonville, FL 32246-6484		Class C	4,789,192.63	12.19%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	4,370,697.45	11.12%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	2,984,028.74	7.59%

Edward D. Jones & Company FBOC 12555 Manchester Road. St. Louis, MO 63131-3710		Class C	2,901,689.94	7.38%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class C	2,470,814.32	6.29%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	7,051,807.78	18.41%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	5,479,659.01	14.30%

Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive. East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	3,794,673.87	9.90%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	3,279,691.19	8.56%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	3,113,692.02	8.13%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Special Custody A/C EBOC UBSFSI OMNI Account M/F Attn: Department Manager 1000 Harbor B Boulevard Weehawken, NJ 07086-6761		Class Y	2,956,312.43	7.72%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	2,518,847.46	6.57%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	2,288,403.75	5.97%

Charles Schwab & Company Inc. FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	2,204,509.84	5.75%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	2,173.91	100.00%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	2,173.91	100.00%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Invesco Oppenheimer Small Cap Value Fund	Class C	21,006.36	5.05%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company Attn: Mutual Fund Shareholder Accounting 12555 Manchester Road Maryland Heights, MO 63043		Class Y	60,695.32	31.52%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	31,517.96	16.36%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	15,911.42	8.26%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	967.12	100.00%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052		Class R6	1,727.67	57.57%

Massachusetts Mutual Life Insurance Company C/O Todd Picken 1295 State Street Springfield, MA 01111-0001		Class R6	1,000.00	33.32%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	273.13	9.10%

Robert A. Taylor, Jr. Bossier City, LA	Invesco Oppenheimer Ultra-Short Duration Fund	Class A	120,167.96	17.90%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
UMB Bank NA C/F Baldwinsville CSD 403B FBO Mary Jo Cerqua 7501 Shalako Circle Baldwinsville, NY 13027-9060		Class A	102,047.63	15.20%

Clare K. Pierce Hendersonville, NC		Class A	53,387.44	7.95%

Boddy Payvandi Fair Oaks, CA		Class A	47,980.12	7.14%

Oppenheimer Global Strategic Income Fund Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924		Class Y	9,441,837.86	57.26%

Oppenheimer Global Strategic Income Fund VA Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924		Class Y	5,234,536.70	31.74%

Shareholder Services Inc, C/O Kristie Feinberg, Building. 2 6803 S. Tucson Way Centennial, CO 80112-3924		Class R6	7,547.66	94.26%

Matrix Trust Co. Cust FBO Gunner Companies 717 17th Street, Suite 1300 Denver, CO 80202-3304		Class R6	459.19	5.73%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Pennsylvania Tax Free Income Fund	Class A	1,966,500.44	24.72%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Wells Fargo Clearing Services, LLC Special Custody Acct FBOC 2801 Market Street St. Louis, MO 6310-2523		Class A	1,254,462.63	15.76%

Charles Schwab & Co Inc. Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class A	761,061.85	9.56%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	540,964.24	6.80%

BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	401,951.09	5.05%

Edward D Jones & Company FBOC 12555 Manchester Road St. Louis, MO 63131-3710		Class C	212,970.30	39.87%

MLPF&S, FBOC 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class C	59,948.56	11.22%

Wells Fargo Clearing Services, LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 6310-2523		Class C	47,290.43	8.85%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	36,993.75	6.92%

American Enterprise Investment Services 707 2nd Avenue Street Minneapolis, MN 55402-2405		Class Y	181,089.31	25.76%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	111,422.23	15.85%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002		Class Y	95,517.53	13.59%

Merrill Lynch 4800 Deer Lake Drive East Jacksonville, FL 32246-6484		Class Y	69,032.53	9.82%

National Financial Services LLC FBOC Mutual Funds 499 Washington B Boulevard Jersey City, NJ 07310-2010		Class Y	68,685.77	9.77%

Wells Fargo Clearing Services, LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 6310-2523		Class Y	51,364.87	7.30%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	153,260.88	99.59%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Small Cap Discovery Fund	Class A	7,184,245.15	16.35%

BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia. PA 19406-1212		Class A	7,094,758.05	16.15%

Massachusetts Life Insurance Co. Attn: RS Fund Operations 1295 State Street MIP C105 Springfield, MA 01111-0001		Class A	3,052,212.54	6.94%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	416,085.07	11.24%

National Financial Services LLC FBOC 499 Washington B Boulevard Jersey City, NJ 07310-2010		Class C	328,660.60	8.88%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	325,561.26	8.79%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	280,679.08	7.58%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	1,460,024.16	27.05%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 499 Washington B Boulevard Jersey City, NJ 07310-2010		Class Y	842,925.21	15.62%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	567,723.22	10.52%

Reliance Trust Company Cust FBO MassMutual Omnibus PLL/SMF P.O. Box 48529 Atlanta, GA 30362-1529		Class Y	416,239.28	7.71%

Reliance Trust Company FBO MassMutual Registered Product P.O. Box 28004 Atlanta, GA 30358-0004		Class R5	301,523.33	64.31%

Mass Mutual Life Insurance Company 1295 State Street, MIP C105 Springfield, MA 01111-0001		Class R5	139,295.05	29.71%

National Financial Services LLC FBOC 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R5	26,208.45	5.58%

Reliance Trust Company FBO MassMutual Registered Product P.O. Box 28004 Atlanta, GA 30358-0004		Class R6	3,170,358.00	49.90%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Great West Trust Company LLC FBO Record Keeping for Various Benefits 8525 East Orchard Road C/O Mutual Fund Trading Greenwood Village, CO 80111-5002		Class R6	1,933,867.93	30.43%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	771,249.46	12.13%

Morgan Stanley Smith Barney LLC FBCO 1 New York Plaza, 12th Floor New York, NY 10004-1901	Invesco Technology Sector Fund	Class A	2,483,487.95	63.48%

Wells Fargo Clearing Services LLC Special Custody Acct FBCO 2801 Market Street St. Louis, MO 63103-2523		Class A	216,532.88	5.53%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	24,231.08	40.57%

TD Ameritrade Inc. FBOC P.O. Box 2226 Omaha, NE 68103-2226		Class C	13,183.82	22.07%

American Enterprise Investments Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	4,772.41	7.99%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Charles Schwab & Company Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class C	3,747.20	6.27%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	78,846.71	45.43%

National Financial Services LLC FBOC 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	23,092.54	13.30%

UBS WM USA Attn: Department Manager Special Custody A/C FBOC UBSFSI 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	17,375.04	10.01%

Name and Address	Target Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
American Enterprise Investments Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	13,017.31	7.50%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	11,402.04	6.57%

*	The Target Trusts have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Target Fund, the ownership of shares of a Target Fund by executive officers and Trustees of the Target Fund beneficially owned as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 31, 2019.

EXHIBIT D

Ownership of the Acquiring Funds

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 2, 2020, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of an Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of an Acquiring Fund that would be owned by the below named shareholders upon consummation of a Reorganization is expected to decline.

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC For Exclusive Benefit of Customer “FBOC” 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Oppenheimer Rochester® California Municipal Fund	Class A	15,365,475.66	13.60%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	12,839,533.27	11.36%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class A	8,952,529.63	7.92%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	3,939,208.21	18.95%

MLPF&S, FBOC 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class C	3,756,397.71	18.07%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
JP Morgan Securities LLC FBOC 3 Chase Metrotech Center, 3rd Floor Mutual Fund Dept. Brooklyn, NY 11245-0001		Class C	3,177,961.67	15.29%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	1,953,894.22	9.40%

Charles Schwab & Company Inc. Special Custody FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class C	1,516,431.37	7.29%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	1,119,683.79	5.38%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class C	1,071,551.40	5.15%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
MLPF&S, FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	10,857,663.55	22.45%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	8,017,007.66	16.57%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street St. Louis, MO 63103-2523		Class Y	6,309,923.53	13.04%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	5,666,070.31	11.71%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	3,944,329.37	8.15%

Spec Cdy A/C FBOC UBSFSI OMNI Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	2,996,833.19	6.19%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	2,943,452.26	6.08%

Charles Schwab & Company Inc. FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	2,644,286.58	5.46%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	1,136.36	100.00%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901	Invesco Global Growth Fund	Class A	2,502,292.99	25.55%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	825,623.09	8.43%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	528,589.64	5.39%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class C	15,382.59	6.05%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	14,625.51	5.75%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	13,853.59	5.45%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	13,412.46	5.28%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	84,592.48	18.43%

Merrill Lynch Pierce Fenner & Smith FBOC Attn: Fund Admin 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class Y	45,427.02	9.89%

Natixis C/O Fund Solutions Department 47 Quai D’Austerlitz Paris, France 75013		Class Y	40,142.19	8.74%

Charles Schwab & Company Inc. Attn: Mutual Funds Ops 211 Main Street San Francisco, CA 94105-1905		Class Y	36,143.08	7.87%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	33,254.73	7.24%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	31,375.07	6.83%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102		Class Y	23,814.27	5.18%

National Financial Services LLC FBOC, Mutual Fund 499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010		Class R5	2,571.41	86.99%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite1800 Atlanta, GA 30309-2499		Class R5	384.48	13.00%

Mac & Co. Mutual Funds Operations 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230-3198		Class R6	4,168,205.85	98.02

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Oppenheimer International Diversified Fund	Class A	6,808,301.10	10.04%

MLPF&S, FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class A	4,142,528.51	6.11%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	4,129,118.05	6.09%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class A	3,607,441.87	5.32%

American Enterprise Investment Services 707 2nd Avenue. South Minneapolis, MN 55402-2405		Class C	1,877,064.76	12.12%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	1,519,157.28	9.81%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street St. Louis, MO 63103-2523		Class C	1,177,663.34	7.60%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	1,171,487.25	7.56%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class C	1,094,109.96	7.06%

MLPF&S FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class C	918,801.82	5.93%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Equitable Life For Sep A/C 65 Ins Co On Behalf of Various Expediter 401K Plans P.O. Box 8095 Boston, MA 02266-8095		Class R	1,591,515.64	15.79%

Hartford Life Insurance Company Attn: UIT Operations P.O Box 2999 Hartford, CT 06104-2999		Class R	919,057.07	9.12%

Sammons Financial Network 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266-5911		Class R	838,067.75	8.31%

Mass Mutual Life Insurance Company Separate Investment Account 1295 State Street Springfield, MA 01111-0001		Class R	731,846.25	7.26%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	19,172,455.57	15.59%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	19,065,573.20	15.51%

LPL Financial Omnibus Customer Account Attn: Lindsey Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	16,840,477.18	13.70%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	12,985,571.61	10.56%

Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	11,660,662.13	9.48%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	6,876,648.26	5.59%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	6,435,484.16	5.23%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street, NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	586.51	100.00%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	6,770,759.16	16.13%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	3,721,500.31	8.86%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
DCGT As TTEE And/or Cust FBO PLIC Various Ret Plan Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50392-0001		Class R6	3,489,985.69	8.31%

PIMS/Prudential Retirement As Nominee For The TTEE/Cust Pl 740 Sunrise Senior Living 401(K) 7902 Westpark Drive McLean, VA 22102-4202		Class R6	2,390,286.84	5.69%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Oppenheimer Main Street® Mid Cap Fund	Class A	3,715,957.66	7.32%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	3,367,295.99	6.63%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	344,942.28	6.33%

Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999		Class R	910,959.09	15.30%

State Street Bank & Trust As Trustee and Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2900		Class R	397,891.14	6.68%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	2,335,818.20	14.62%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	2,114,029.17	13.24%

Spec Cdy A/C FBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	1,527,442.33	9.56%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	1,182,275.58	7.40%

Private College 529 Trust Plan Attn: OFIPI P.O. Box 5268 Denver, CO 80217-5268		Class Y	1,043,932.39	6.53%

Voya Ret Ins & Annuity Company FBOC Aliac Trade Settlement Attn: Fund Operations 1 Orange Way Windsor, CT 06095-4773		Class Y	923,264.42	5.78%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street St. Louis, MO 63103-2523		Class Y	872,860.08	5.46%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	418.24	100.00%

Reliance Trust Company FBOC MassMutual Registered Product P.O. Box 28004 Atlanta, GA 30358-0004		Class R6	685,202.27	30.19%

MLPF&S, FBOC Attn: Fund Admin 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class R6	209,009.18	9.21%

Mass Mutual Life Insurance Company Separate Investment Account 1295 State Street Springfield, MA 01111-0001		Class R6	155,136.74	6.83%

Matrix Trust Company As (Agent) Newport Trust Company TTX Holdings Inc 401K Plan 35 Iron Point Circle, Suite 300 Folsom, CA 95630-8589		Class R6	148,588.30	6.54%

Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999		Class R6	132,589.80	5.84%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Oppenheimer Discovery Mid Cap Growth Fund	Class A	4,086,481.37	11.47%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class A	2,155,046.54	6.04%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	550,556.27	6.72%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	411,272.52	5.02%

State Street Bank & Trust As Tr & Cust FBO ADP Access 1 Lincoln Street Boston, MA 02111-2900		Class R	328,230.49	8.47%

Sammons Financial Network 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266-5911		Class R	323,635.29	8.36%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	1,680,830.53	16.00%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	1,343,124.23	12.79%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	838,844.46	7.98%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	692,765.51	6.59%

MLPF&S, FBOC Attn: Fund Admin 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	692,526.46	6.59%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	628,354.49	5.98%

TD Ameritrade Inc. FBOC P.O. Box 2226 Omaha, NE 68103-2226		Class Y	591,404.47	5.63%

Spec Cdy A/C FBOC UBSFSI Omni Account Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	558,454.34	5.31%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	525,462.82	5.00%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	485.44	100.00%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Invesco Oppenheimer Portfolio Series: Active Allocation Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	2,859,525.90	19.96%

JP Morgan Securities LLC FBOC 3 Chase Metrotech Center 3rd Floor Mutual Fund Dept Brooklyn, NY 11245-0001		Class R6	2,288,540.43	15.97%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	2,044,884.37	14.27%

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund Attn: Fund Treasury 6803 S Tucson Way Centennial, CO 80112-3924		Class R6	1,726,245.16	12.05%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	1,413,981.24	9.87%

Invesco Oppenheimer Portfolio Series: Growth Investor Fund Attn: Fund Treasury 6803 South Tucson Way Centennial, CO 80112-3924		Class R6	970,119.25	6.77%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	Class Y	520,696.20	33.98%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	164,177.69	10.71%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	109,682.71	7.15%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	94,655.79	6.17%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	831.26	100.00%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	831.26	100.00%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Invesco Oppenheimer Rochester® Municipals Fund	Class A	38,482,162.84	14.65%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class A	25,140,660.02	9.57%

JP Morgan Securities LLC FBOC 3 Chase Metrotech Center 3rd Floor Mutual Fund Dept Brooklyn, NY 11245-0001		Class A	24,611,376.06	9.37%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class A	21,582,781.21	8.22%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	21,104,690.53	8.03%

MLPF&S, FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class A	17,993,386.23	6.85%

JP Morgan Securities LLC FBOC 3 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn, NY 11245-0001		Class C	4,257,079.55	15.09%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	4,236,590.02	15.01%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	3,522,404.84	12.48%

MLPF&S, FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class C	2,490,130.84	8.82%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	2,141,139.28	7.59%

Spec Cdy A/C FBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class C	1,516,068.25	5.37%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	1,430,546.59	5.07%

MLPF&S, FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class Y	4,561,164.58	12.54%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	4,459,828.93	12.26%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	4,124,251.50	11.34%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	3,710,246.98	10.20%

LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class Y	3,170,406.52	8.71%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	2,739,394.88	7.53%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	2,725,892.74	7.49%

Raymond James Omnibus For Mutual Funds House Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	2,616,756.07	7.19%

Spec Cdy A/C FBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	2,546,662.59	7.00%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
JP Morgan Securities LLC FBOC 4 Chase Metrotech Center Brooklyn, NY 11245-0001		Class R6	296,757.20	99.79%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard New Jersey, NJ 07310-2010	Invesco Multi-Asset Income Fund	Class A	4,828,607.93	25.62%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class A	1,838,683.36	9.75%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market St Saint Louis, MO 63103-2523		Class A	1,711,548.02	9.08%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	1,453,256.77	7.71%

BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	999,221.66	5.30%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	2,310,944.83	19.69%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	2,067,395.07	17.61%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	1,479,420.35	12.60%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	1,025,109.00	8.73%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	959,592.61	8.17%

UBS WM USA Omni Account M/F Attn: Department Manager Special Cdy A/C Excl Benefit Customer UBSFSI 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class C	914,118.08	7.78%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard New Jersey, NJ 07310-2010		Class C	827,354.20	7.04%

Matrix Trust Company 717 17th Street, Suite 1300 Denver, CO 80202-3304		Class R	73,104.96	13.53%

State Street Bank and Trust As Customer FBO ADP Access Product 1 Lincoln Stotech Center, 6th Floor Boston, MA 02111		Class R	68,713.91	12.72%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Maureen K Wolfson Trustee Equitable Life For Separate Acct 65 On Behalf Of Various 401K Expeditor Ken Butka-Equitable 200 Plaza Drive, HM/2 Secaucus, NJ 07094-3607		Class R	40,121.63	7.42%

Ascensus Trust Company FBO Food Solutions Inc. Ind K Plan 4629 P.O. Box 10758 Fargo, ND 58106-0758		Class R	30,187.67	5.58%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	8,038,679.73	19.52%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard, 5th Floor New Jersey, NJ 07310-2010		Class Y	6,004,031.22	14.58%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	5,971,330.12	14.50%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	5,713,442.01	13.87%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	3,980,893.50	9.66%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	2,454,662.18	5.96%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	2,315,300.51	5.62%

Matrix Trust Company Trustee TRP RPS Recordkeeper FBO Office of Chapter 13 401K 405 S Main Street, Suite 600 Salt Lake City, UT 84111-3408		Class R5	6,039.39	85.78%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	1,001.00	14.21%

Invesco Income Allocation Fund Omnibus Account KGHS 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R6	5,411,075.80	93.10%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Dividend Income Fund	Class A	8,322,815.36	26.09%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	3,728,287.83	11.68%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard New Jersey, NJ 07310-2010		Class A	3,535,357.78	11.08%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	656,724.39	11.74%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	627,231.47	11.21%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	585,032.18	10.45%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	447,617.29	8.00%

Merrill Lynch Security 4800 Deer Lake Drive East Jacksonville, FL 32246-6484		Class C	388,866.58	6.95%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	386,900.29	6.91%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard New Jersey, NJ 07310-2010		Class C	313,003.82	5.59%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	294,312.98	5.26%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard New Jersey, NJ 07310-2010		Class Y	1,440,517.82	15.34%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	1,316,461.97	14.02%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	1,227,044.53	13.07%

Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	1,139,750.88	12.14%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	776,241.07	8.27%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	685,905.19	7.30%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	634,059.91	6.75%

Great-West Trust Company LLC Trustee FBO Employee Benefits Clients 401K Omniortr 8515 E Orchard Road 2T2 Greenwood Village, CO 80111-5002		Class R5	29,041.11	26.07%

John Hancock Trustco LLC 690 Canton Street, Suite 100 Westwood, MA 02090-2324		Class R5	28,127.35	25.25%

Merrill Lynch Pierce Fenner & Smith FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class R5	21,593.74	19.39%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard New Jersey, NJ 07310-2010		Class R5	13,744.45	12.34%

State Street Bank and Trust As Customer FBO ADP Access Product 1 Lincoln Stotech Center, 6th Floor Boston, MA 02111		Class R5	12,278.79	11.02%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D Jones & Co FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	7,752,321.95	72.51%

Invesco Income Allocation Fund Omnibus Account Kghs 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R6	2,141,977.14	20.03%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Investor Class	560,224.07	17.42%

National Financial Services LLC FBCO Mutual Funds 499 Washington Boulevard, 5th Floor New Jersey, NJ 07310-2010		Investor Class	199,113.87	6.19%

TD Ameritrade Inc. FBOC P.O. Box 2226 Omaha, NE 68103-2226		Investor Class	165,892.60	5.15%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212	Invesco Government Money Market Fund	Class AX	21,237,560.39	27.57%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	2,724,950.57	6.28%

ITC Customer Ira R/O Ira R/O Edward F Gallien 17 Linlew Drive Apartment # 28 Derry, NH 03038-2931		Class CX	80,094.97	14.71%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class CX	64,251.73	11.80%

ITC Stonehouse Media Inc. Rodney D. Ammon 220 Southwind Drive Doylestown, PA18901-2367		Class CX	58,837.84	10.80%

ITC Customer IRA IRA Joseph H. Paston 301 West Platt Street #213 Tampa, FL 33606-2292		Class CX	40,284.66	7.40%

Ascensus Trust Company FBO Asani Solutions 401 (K) Plan 195205 P.O. Box 10758 Fargo, ND 58106-0758		Class R	4,746,838.02	13.74%

Matrix Trust Company Customer FBO Fresh Meadow Mechanical Corporation 717 17th Street, Suite 1300 Denver, CO 80202-3304		Class R	1,763,464.16	5.10%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Robert H Graham and Laurel W Graham Houston, TX		Class Y	7,828,856.12	19.42%

Natixis C/O Fund Solutions Department 47 Quai D’Austerlitz Paris, France 75013		Class Y	6,774,850.03	16.80%

Reliance Trust Company Trustee FBO ADP Access Large Market 401K 1100 Abernathy Road Atlanta, GA 30328-5620		Class Y	3,433,682.27	8.51%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010		Class Y	2,952,080.34	7.32%

Kevin Cronin and Kim Cronin Marietta, GA		Class Y	2,460,709.14	6.10%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	10,000.00	54.89%

Matrix Trust Company Customer FBOC Just Best Tools Inc. 401K Plan 717 17th Street, Suite 1300 Denver, CO 80202-3304		Class R6	7,891.61	43.32%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Cash Reserve	1,306,132,575.41	55.56%

BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Cash Reserve	261,047,891.77	11.10%

Charles Schwab & Company Inc. Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Cash Reserve	119,100,279.83	5.06%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Intermediate Term Municipal Income Fund	Class A	67,051,397.55	74.43%

JP Morgan Securities LLC FBOC 4 Chase Metrotech Center Brooklyn, NY 11245-0001		Class R6	234,841.47	99.61%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	9,115,523.79	78.29%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class Y	13,195,264.62	31.40%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010		Class Y	6,990,061.60	16.63%

Stifel Nicolaus & Co. Inc. FBOC 501 North Broadway Saint Louis, MO 63102-2137		Class Y	2,981,019.38	7.09%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	2,650,600.57	6.30%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	2,558,752.68	6.08%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	2,501,767.39	5.95%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company. FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Short Term Bond Fund	Class A	43,845,844.14	60.19%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	6,062,533.93	34.62%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	2,977,619.02	17.00%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	1,571,489.27	8.97%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	1,140,967.50	6.51%

Voya Retirement Insurance & Annuity Company One Orange Way Windsor, CT 06095-4773		Class R	175,745.80	25.85%

State Street Bank & Trust As Customer FBO ADP Access Product One Lincoln Stotech Center, 6th Floor Boston, MA 02111		Class R	69,032.62	10.15%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Ascensus Trust Company FBO Four U Office Supplies Inc 401(K) Plan P.O. Box 10758 Fargo, ND 58106-0758		Class R	44,199.51	6.50%

Ascensus Trust Company Spark Electric Service Inc. Ps Plan Po Box 10655 Fargo, NN 58106-0655		Class R	35,893.83	5.28%

UBS WM USA Omnibus Account M/F Attn: Department Manager Spec Cdy A/C FBOC UBSFSI 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	2,564,429.55	16.12%

Merrill Lynch Pierce Fenner & Smith, Inc. FBOC Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6484		Class Y	2,177,423.64	13.69%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	2,054,225.60	12.91%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	1,971,253.70	12.39%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	1,890,165.30	11.88%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	1,226,741.93	7.71%

Pershing LLC One Pershing Plaza Jersey City, NJ 07399-0001		Class Y	1,017,641.37	6.39%

Capital Bank & Trust Co. Trustee FBO ISBA Mutual Insurance Company Retirement 8515 East Orchard Road # 2T2 Greenwood Village, CO 80111-5002		Class R5	18,775.00	34.26%

Capital Bank & Trust Co. Trustee Trustee F Harper Construction Company Inc. 401K 8515 East Orchard Road 2T2 Greenwood Village, CO 80111-5002		Class R5	15,789.82	28.81%

Merrill Lynch Pierce Fenner & Smith, Inc. FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class R5	15,738.78	28.72%

Mac & Co. Mutual Funds Operations 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230-3198		Class R6	51,189,114.16	69.05%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	13,257,707.39	17.88%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Quality Income Fund	Class A	4,589,110.51	17.81%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	1,879,488.18	7.29%

BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	1,855,691.40	7.20%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	223,336.93	30.03%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	101,684.96	13.67%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	87,726.04	11.79%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	47,707.86	6.41%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	41,557.07	5.58%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	467,485.85	27.10%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010		Class Y	415,515.26	24.09%

American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	244,064.48	14.15%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102		Class Y	101,872.76	5.90%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	94,710.88	5.49%

Invesco Income Allocation Fund Omnibus Account KGHS 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R5	5,871,206.78	52.05%

Invesco Moderate Allocation Fund Omnibus Account KGHN 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R5	1,997,697.54	17.71%

Invesco Growth Allocation Fund Omnibus Account KGHL 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R5	1,822,079.50	16.15%

Invesco Conservative Allocation Omnibus Account KGHD 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R5	1,560,307.98	13.83%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	1,735,161.01	91.09%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Invesco Global Infrastructure Fund	Class A	166,486.31	20.51%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class A	148,001.00	18.24%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	70,653.29	8.70%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class A	51,674.53	6.36%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class A	43,671.15	5.38%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	20,763.02	19.47%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	17,119.61	16.05%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class C	13,923.29	13.05%

Louis L Larocco, DDS, PSP Louis L Larocco, Trustee Farmingdale, NY		Class C	6,605.24	6.19%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Law Office of Kirsten L Izatt, PC Kirsten L Izatt 65 Citation Circle Wheaton, IL 60189-3119		Class R	12,675.25	24.68%

Bayview Inn Partners, LP John Maclean 3219 Madrid Street San Diego, CA 92110-4725		Class R	6,748.13	13.14%

Matrix Trust Company Cust 401K FBO Willard Construction 401K Pl 717 17th Street, Suite 1300 Denver, CO 80202-3304		Class R	5,645.32	10.99%

First Choice ERP Group LLC Ray A Vargas 398460 W 1400 Road Dewey, OK 74029-3910		Class R	4,765.00	9.28%

T-3 Results Teresa Foster-Nowland 6632 N Wilderness Trail Owasso, OK 74055-8274		Class R	3,145.47	6.12%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	342,252.02	39.01%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class Y	148,001.00	16.87%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class Y	77,096.60	8.78%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	73,611.10	8.39%

Natixis C/O Fund Solutions Department 47 Quai D’Austerlitz Paris, France 75013		Class Y	65,480.09	7.46%

IFB Retirement Plan Pension Plan FBO Bruce Crockett Attn: Sheri Morris Po Box 4333 Houston, TX 77210-4333		Class Y	61,559.54	7.01%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	1,001.00	100.00%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R6	1,001.00	100.00%

Edward D. Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco American Value Fund	Class A	9,753,897.86	41.64%

BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	3,438,118.23	14.67%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D. Jones & Company FBOC 12555 Manchester Roadd Saint Louis, MO 63131-3710		Class C	112,956.72	13.38%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	70,388.04	8.34%

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 510 Marquette Avenue South Minneapolis, MN 55402-1110		Class C	56,521.87	6.69%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class C	46,389.80	5.49%

Talcott Resolution Life Insurance Co Separate Account 401K P.O. Box 5051 Hartford, CT 06102-5051		Class R	79,812.60	16.13%

DCGT Trustee & Or Custodian FBO Plic Various Retirement Plans Omnibus Attn: Npio Trade Desk 711 High Street Des Moines, IA 50392-0001		Class R	33,752.17	6.82%

		Class R	25,960.37	5.24%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	1,586,379.42	39.95%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard New Jersey, NJ 07310-2010		Class Y	520,729.30	13.11%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	280,566.27	7.06%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main St San Francisco, CA 94105-1905		Class Y	200,439.30	5.04%

UBS WM USA Omni Account M/F Attn: Department Manager Special Cdy A/C Excl Ben Cust Ubsfsi 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	198,885.10	5.00%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R5	384,063.44	78.96%

Voya Ret Insurance & Annuity Co One Orange Way B3N Windsor, CT 06095-4773		Class R5	40,510.75	8.32%

Great-West Trust Company LLC FBO Employee Benefits Clients 401K 8515 E Orchard Road, 2T2 Greenwood Village, CO 80111-5002		Class R5	38,068.53	7.82%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Edward D Jones & Company FBOC 12555 Manchester Roadd Saint Louis, MO 63131-3710		Class R6	1,509,386.53	80.80%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Real Estate Fund	Class A	3,858,400.27	12.46%

BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	2,817,060.33	9.09%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class A	1,685,701.92	5.44%

Talcott Resolution Life Insurance Company Separate Account 401K P.O. Box 5051 Hartford, CT 06102-5051		Class A	1,550,917.71	5.00%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class C	129,493.63	9.24%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	120,961.04	8.63%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	110,024.56	7.85%

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit Of Customers Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class C	102,293.14	7.30%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	85,639.26	6.11%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	82,344.06	5.87%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	76,857.28	5.48%

Talcott Resolution Life Insurance Co Separate Account 401K P.O. Box 5051 Hartford, CT 06102-5051		Class R	1,436,555.66	45.52%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	1,543,077.08	15.56%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	1,216,453.41	12.27%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	1,151,021.49	11.61%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, Floor 12 New York, NY 10004-1901		Class Y	802,365.09	8.09%

John Hancock Trust Company LLC 690 Canton Street, Suite 100 Westwood, MA 02090-2324		Class Y	634,437.12	6.40%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	560,063.73	5.65%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R5	2,864,199.62	21.93%

Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Boulevard Charlotte, NC 28262-8522		Class R5	1,889,834.75	14.47%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
John Hancock Trust Company LLC 690 Canton Street, Suite 100 Westwood, MA 02090-2324		Class R5	978,383.11	7.49%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class R6	2,952,183.80	31.20%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	1,054,748.18	11.14%

Merrill Lynch Pierce Fenner & Smith FBOC 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class R6	716,989.11	7.57%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main St San Francisco, CA 94105-1905		Investor Class	220,626.43	11.91%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Investor Class	201,089.46	10.85%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	Invesco Short Duration High Yield Municipal Fund	Class A	10,818,981.06	54.40%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
UBS WM USA Omni Account M/F Attn: Department Manager Special Cdy A/C Excl Ben Cust Ubsfsi 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class A	1,564,722.48	7.86%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class A	1,207,468.66	6.07%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class A	1,116,745.51	5.61%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	1,093,140.16	5.49%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	3,840,776.24	66.08%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	717,351.18	12.34%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	5,066,568.41	24.34%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
UBS WM USA Omni Account M/F Attn: Department Manager Special Cdy A/C Excl Ben Cust 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	4,218,070.03	20.26%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	3,947,662.88	18.96%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	1,864,515.60	8.95%

Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	1,001.00	99.94%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	1,448,999.25	97.89%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901	Invesco Small Cap Value Fund	Class A	7,855,891.69	19.59%

State Street Bank and Trust As Cust FBO ADP Access Product 1 Lincoln Stotech Center, 6th Floor Boston, MA 02111		Class A	3,328,316.66	8.30%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class A	2,668,998.31	6.65%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	2,529,991.42	6.31%

BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212		Class A	2,064,741.86	5.15%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class C	266,893.55	17.92%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	184,421.40	12.38%

MLPF&S, FBOC Attn: Fund Admin 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484		Class C	172,392.77	11.57%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	160,073.85	10.74%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	104,272.07	7.00%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class C	78,537.53	5.27%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	11,815,211.55	25.62%

National Financial Services LLC FBOC Mutual Funds 499 Washington Boulevard Jersey City, NJ 07310-2010		Class Y	7,000,216.33	15.18%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	2,837,351.45	6.15%

Invesco Growth Allocation Fund Fund Omnibus Account KGHL 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R6	1,499,262.97	31.52%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
PIMS/Prudential Retirement As Nominee For The Trustee/Cust PL 006 Bayada Home Health Care 401(K) 4300 Haddonfield Road, East Building Pennsauken, NJ 08109-3376		Class R6	679,731.22	14.29%

State Street Bank and Trust As Cust FBO ADP Access Product 1 Lincoln Stotech Court, 6th Floor Boston, MA 02111		Class R6	520,062.27	10.93%

Invesco Moderate Allocation Fund Fund Omnibus Account KGHN 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1188		Class R6	480,449.36	10.10%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class R6	309,241.51	6.50%

Capital Bank & Trustco Trustee F Beacon Sales Acquisition Inc 401K P 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002		Class R6	252,376.24	5.30%

Merrill Lynch Pierce Fenner & Smith FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class R6	243,816.61	5.12%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901	Invesco Conservative Income Fund	Class A	43,884,438.05	62.50%

UBS WM USA Omni Account M/F Attn: Department Manager Special Cdy A/C Excl Ben Cust 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class A	7,985,093.76	11.37%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class A	6,578,245.76	9.37%

UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard Weehawken, NJ 07086-6761		Class Y	21,384,850.01	99.61%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Institutional Class	98,950,637.90	57.93%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Institutional Class	14,049,295.48	8.22%

Edward D Jones & Co FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Institutional Class	12,664,744.03	7.41%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund	Class A	7,081,742.00	15.59%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	4,641,810.74	10.22%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	4,043,501.77	8.90%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class A	3,399,276.87	7.48%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121-3091		Class A	2,368,463.47	5.21%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class C	1,706,690.33	18.03%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	1,337,219.40	14.13%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	960,249.23	10.14%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class C	771,210.81	8.15%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	731,403.21	7.72%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	1,020,109.77	14.75%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	1,001,893.13	14.48%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	748,217.00	10.81%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	722,221.61	10.44%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	596,243.26	8.62%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class Y	595,898.93	8.61%

Raymond James Omnibus For Mutual Funds House Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102		Class Y	472,286.54	6.82%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class Y	392,871.61	5.68%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052		Class R6	56,311.91	94.67%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Invesco Small Cap Growth Fund	Class A	2,216,543.34	15.68%

Talcott Resolution Life Insurance Co Separate Account 401K P.O. Box 5051 Hartford, CT 06102-5051		Class A	1,285,816.92	9.10%

State Street Bank & Trust NY Supplemental Income Plan 2000 Crown Colony Drive Quincy, MA 02169-0953		Class A	1,025,098.81	7.25%

Merrill Lynch Pierce Fenner & Smith FBOC Attn: Fund Administration 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484		Class C	16,363.01	9.49%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class C	15,721.86	9.12%

DCGT Trustee & Or Custodian FBO PLIC Various Retirement Plans Omnibus Attn: Npio Trade Desk 711 High Street Des Moines, IA 50392-0001		Class C	13,251.19	7.68%

Morgan Stanley Smith Barney LLC FBOC 1 New York Plaza, 12th Floor New York, NY 10004-1901		Class C	12,750.96	7.39%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Talcott Resolution Life Insurance Co Account 401K P.O. Box 5051 Hartford, CT 06102-5051		Class R	1,588,553.81	43.07%

Massachusetts Mutual Life Insurance Co Mip M200-Invst 1295 State Street Springfield, MA 01111-0001		Class R	1,046,409.29	28.37%

American United Life Group Retirement Annuity P.O. Box 398 Indianapolis, IN 46206		Class R	245,873.58	6.66%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	1,676,467.06	28.39%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	970,658.81	16.44%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	760,059.58	12.87%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R5	7,921,171.72	28.08%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
John Hancock Life Insurance Company USA RPS- Trading Ops -St6 200 Berkeley Street, 3rd Floor Boston, MA 02116-5030		Class R5	7,047,095.64	24.99%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class R5	2,679,334.62	9.50%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R6	2,621,022.50	21.77%

Charles Schwab & Co Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class R6	2,046,475.49	17.00%

Saxon & Co. FBO C VI Omnibus Account Vica P.O. Box 7780-1888 Philadelphia, PA 19182-0001		Class R6	1,259,913.89	10.46%

Massachusetts Mutual Life Insurance Co 1295 State Street Mip M200-Invst Springfield, MA 01111-0001		Class R6	1,218,720.12	10.12%

John Hancock Trust Company LLC 690 Canton Street, Suite 100 Westwood, MA 02090-2324		Class R6	767,527.21	6.37%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Talcott Resolution Life Insurance Co Separate Account 401K P.O. Box 5051 Hartford, CT 06102-5051		Investor Class	689,273.29	13.81%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Investor Class	516,270.78	10.35%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Investor Class	433,519.11	8.69%

BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212	Invesco Technology Fund	Class A	1,403,884.72	14.73%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class A	547,851.22	5.75%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class A	514,392.85	5.39%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class A	483,465.81	5.07%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class A	477,582.84	5.01%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class C	112,113.66	14.49%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class C	60,845.83	7.86%

Edward D Jones & Company FBOC 12555 Manchester Road Saint Louis, MO 63131-3710		Class C	51,235.11	6.62%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class Y	126,544.59	18.93%

American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405		Class Y	80,503.89	12.04%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001		Class Y	72,683.44	10.87%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091		Class Y	58,657.74	8.77%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102		Class Y	39,319.35	5.88%

Wells Fargo Clearing Services LLC Special Custody Acct FBOC 2801 Market Street Saint Louis, MO 63103-2523		Class Y	38,664.48	5.78%

Pims/Prudential Retirement Plan Nominee Trustee Custodian 766 Sheet Metal Workers Local 25 440 Barell Avenue Carlstadt, NJ 07072-2889		Class Y	38,606.53	5.77%

UBS WM USA Attn: Department Manager Special Cdy A/C Excl Ben Cust 1000 Harbor Blvd Weehawken, NJ 07086-6761		Class Y	38,342.64	5.73%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Class R5	3,536.09	71.08%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905		Class R5	1,074.54	21.60%

Name and Address	Acquiring Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499		Class R5	320.67	6.44%

John Hancock Trustco LLC 690 Canton Street, Suite 100 Westwood, Ma 02090-2324		Class R6	7,835.31	89.73%

State Street Bank & Trust Co. FBO Various Retirement Plans Transamerica Retirement Solutions Harrison, NY 10528		Class R6	522.25	5.98%

Charles Schwab & Company Inc Special Custody Acct FBOC Attn: Mutual Funds 211 Main St San Francisco, CA 94105-1905		Investor Class	1,339,663.45	13.39%

National Financial Services LLC FBOC 200 Liberty Street One World Financial Center New York, NY 10281-1003		Investor Class	627,763.12	6.27%

*	The Acquiring Trusts have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Acquiring Fund, the ownership of shares of an Acquiring Fund by executive officers and Trustees of the Acquiring Fund beneficially owned as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 31, 2019.

EXHIBIT E

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this 14th day of February, 2020 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.    It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.    Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)    The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)    The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.

(c)    The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)    As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a). At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e)    Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f)    Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(g)    Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.    With respect to each Reorganization:

(a)    The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees (“Valuation Time”). On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b)    The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c)    The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the

Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)    All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.    Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.    With respect to each Reorganization:

(a)    The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b)    The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c)    At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)    The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)    In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1.    With respect to each Reorganization, the applicable Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a)    The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. If the Target Fund is a separate person or entity from the Target Entity, the Target Fund is a duly established and designated separate series of the Target Entity;

(b)    The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d)    Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f)    Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g)    Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)    Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.

(i)    The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)    Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k)    On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l)    The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date. The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund (including its predecessor fund, if any), with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of a Target Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) pursuant to the investor control doctrine solely as a result of the manner in which such Target Fund has been managed and its business has been conducted. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. The Target Fund (including its predecessor fund, if any), since its inception, if it is the Invesco New York Tax Free Income Fund, Invesco Oppenheimer Intermediate Term Municipal Fund, Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, Invesco Pennsylvania Tax Free Income Fund, and Invesco California Tax-Free Income Fund has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(m)    All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(n)    The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)    The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(p)    The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q)    The Target Fund has no unamortized or unpaid organizational fees or expenses;

(r)    The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s)    The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t)    The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(u) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2.    Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:

(a)    The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c)    No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)    The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f)    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(g)    Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring

Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;

(h)    The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)    Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(j)    On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any) required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;

(k)    The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of an Acquiring Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) pursuant to the investor control doctrine solely as a result of the manner in which such Acquiring Fund has been managed and its business has been conducted;

(l)    All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m)    The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)    The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(o)    The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(p)    The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q)    The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates.

4.3.    With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)    For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)    The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c)    No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.    With respect to each Reorganization:

(a)    The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b)    If required by applicable federal or state law or the Target Fund’s Governing Documents, the Target Entity will call a meeting of the shareholders of the Target Fund (a “Voting Target Fund”) to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for such period as is mutually agreed upon by the parties.

(c)    The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(d)    The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(e)    Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(f)    As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(g)    If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(h)    The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(i)    It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j)    Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k)    The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.

(l)    The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.    With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the

Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and

(c)    The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.    With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c)    If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(g);

(d)    The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(e)    The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;

(f)    The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(g)    The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

(h)    The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i)    The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.    With respect to each Voting Target Fund, if any, the Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of such Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act. Notwithstanding anything herein to the contrary, neither a Voting Target Fund nor the corresponding Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.    The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2.

8.3.    On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;

8.4.    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5.    The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.6.    The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.

9.	BROKERAGE FEES AND EXPENSES

9.1.    Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 12 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the board of trustees of the Target and Acquiring Funds. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND

10.1.    After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.    The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.    The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.    This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3.    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.    This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.    It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.1 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.		Invesco Management Trust,

By:	/s/ Jeffrey H. Kupor Name: Jeffrey H. Kupor Title: Senior Vice President and Secretary

AIM Investment Funds

        (Invesco Investment Funds),

AIM Investment Securities Funds

        (Invesco Investment Securities Funds),

AIM Sector Funds

        (Invesco Sector Funds),

AIM Equity Funds

        (Invesco Equity Funds),

AIM Tax-Exempt Funds

        (Invesco Tax-Exempt Funds),

AIM Counselor Series Trust

        (Invesco Counselor Series Trust),

AIM Growth Series

        (Invesco Growth Series),

AIM Variable Insurance Funds

        (Invesco Variable Insurance Funds),

AIM International Mutual Funds

        (Invesco International Mutual Funds),

each on behalf of its respective series identified on Exhibit A hereto, as applicable

		By:	/s/ Sheri Morris Name: Sheri Morris Title: President, Principal Executive Officer and Treasurer

EXHIBIT A

CHART OF REORGANIZATIONS

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE

Invesco Oppenheimer Rochester® California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	May 15, 2020
Class A	Class A
Class A	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Global Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Invesco Global Small & Mid Cap Fund Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer International Diversified Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco International Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	May 15, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer Main Street® Mid Cap Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Mid Cap Core Equity Fund, a series of AIM Growth Series (Invesco Growth Series)	May 15, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Oppenheimer Discovery Mid Cap Growth Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Moderate Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	May 15, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class S	Class S
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer Rochester® Municipals Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	May 15, 2020
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Oppenheimer Capital Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Oppenheimer Global Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Dividend Income Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Dividend Opportunity Fund, a series of AIM Equity Funds (Invesco Equity Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Dividend Income Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Equity Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Government Money Market Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Oppenheimer Government Cash Reserves Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	May 15, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Oppenheimer Intermediate Term Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	May 15, 2020
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Short Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Oppenheimer Limited-Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	May 15, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Quality Income Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer Limited-Term Government Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	May 15, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Oppenheimer Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Mid Cap Value Fund, a series of AIM Growth Series (Invesco Growth Series)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Real Estate Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Oppenheimer Real Estate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	May 15, 2020
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class R6

Invesco Conservative Income Fund, a series of Invesco Management Trust	Invesco Oppenheimer Ultra-Short Duration Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	May 15, 2020
Class Y	Class A
Class Y	Class Y
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	May 15, 2020
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Small Cap Growth Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Small Cap Discovery Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	May 15, 2020
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Technology Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Sector Fund, a series of AIM Sector Funds (Invesco Sector Funds)	April 17, 2020
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	April 30, 2020
Series I	Series I
Series II	Series II

Invesco Oppenheimer Gold & Special Minerals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Gold & Precious Metals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	May 15, 2020
Class A	Class A
Class A	Investor Class
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Schedule 1.2(b)

Excluded Assets

None

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 4.1(h)

Target Fund Litigation, Administrative Proceedings and Investigations

None

Schedule 4.1(u)

Target Fund Tax Returns

None

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

None

Schedule 8.6

Tax Opinions

(i)    The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)    No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)    No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)    No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)    The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)    The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)    No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii)    The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)    The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)    For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT F

DESCRIPTIONS OF PRINCIPAL RISKS OF AN ACQUIRING FUND THAT ARE NOT

DISCLOSED BY A TARGET FUND

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Alternative Asset Class Risk. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Asset-Backed Securities Risk. Asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans, which could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Asset-backed securities also are subject to extension risk, which is the risk that a rise in interest rates could reduce the rate of prepayments, causing the price of the asset-backed securities and the Fund’s share price to fall.

Collateralized Loan Obligations (CLO) Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.

Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to the Fund.

Cyclical Opportunities Risk. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.

Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Emerging Markets Securities Risk. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.

•

Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.

•

Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.

•

Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.

•

Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.

•

Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.

•

Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.

Equity Linked Notes Risk. ELNs may not perform as anticipated and could cause the Fund to realize significant losses including its entire principal investment. Other risks include those of underlying securities, as well as counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

Exchange Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.

Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies.

Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action.

Foreign Securities Risk. The Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.

High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Indexing Risk. Certain portions of the Fund’s assets are managed pursuant to an indexing approach (Indexed Assets) and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Indexed Assets. Ordinarily, the Fund will not sell portfolio securities of the Indexed Assets except to reflect additions or deletions of the securities that comprise the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Indexed Assets, and therefore the Fund, will be negatively affected by declines in the securities represented by the Underlying Index. Also, there is no guarantee that the Fund will be able to correlate the performance of the Indexed Assets with that of the Underlying Index.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.

Inflation-Protected Debt Securities Risk. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS), are fixed income securities whose principal value is periodically adjusted according to an identified rate of inflation. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds with similar maturities. If inflation declines, the principal amount or the interest rate of an inflation-indexed bond will be adjusted downward. This will result in reduced income and may result in a decline in the bond’s price which could cause losses for the Fund or an Underlying Fund. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal or interest rate is adjusted for inflation. Inflation-indexed bonds normally will decline in price when real interest rates rise which could cause losses for the Fund.

Inverse Floating Rate Obligations Risk. The price of inverse floating rate obligations (inverse floaters) is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. The price of inverse floaters is typically more volatile than the price of bonds with similar maturities. These risks can be particularly high if leverage is used in the formula that determines the interest payable by the inverse floater, which may make the Fund’s returns more volatile and increase the risk of loss. Additionally, these securities may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment.

Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.

Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Management Risk. The Fund or certain portions of the Fund’s assets are actively managed and depend heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Mid-Capitalization Companies Risk. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.

MLP Risk. The Fund invests in securities of MLPs, which are subject to the following risks:

•

Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.

•

Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.

•	Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

•

General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.

Additionally, if the Fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the Fund to lose its status as regulated investment company under Subchapter M of the Code.

MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. If an MLP in which the Fund invests amends its partnership tax return, the Fund will, when necessary, send you a corrected Form 1099, which could, in turn, require you to amend your federal, state or local tax returns.

Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund’s sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.

Mortgage-and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.

Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Non-Correlation Risk. The return of the Fund’s assets managed pursuant to an indexing approach (Indexed Assets) may not match the return of the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Underlying Index. In addition, the performance of the Indexed Assets and the Underlying Index may vary due to asset valuation differences and differences between the Indexed Assets and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund’s investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Invesco Oppenheimer funds for its borrowing.

The Fund can invest in reverse repurchase agreements. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Land-Secured or “Dirt Bonds”. These bonds, which include special assessment, special tax, and tax increment financing bonds, are issued to promote residential, commercial and industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Quantitative Models. The portfolio managers use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models, which can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, any technical issues with construction or implementation of the model, or a failure to perform as expected, may not identify securities that perform well in the future.

Risks of Significant Investment in Puerto Rico Municipal Securities. As of the date of this prospectus, the Fund expects to invest a significant percentage of its total assets in Puerto Rican municipal securities. In the past several years, securities issued by Puerto Rico and its agencies and instrumentalities have been subject to multiple credit downgrades as a result of Puerto Rico’s ongoing fiscal challenges, growing debt obligations and uncertainty about its ability to make full repayment on these obligations. More recently, certain issuers of Puerto Rican municipal securities have filed for bankruptcy or failed to make payments on obligations that have come due, and additional missed payments or defaults may be likely to occur in the future. Such developments could adversely impact the Fund’s performance. The outcome of any debt restructuring, both within and outside bankruptcy proceedings, any potential future restructuring is uncertain, and could adversely affect the Fund.

Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the MSA), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state’s interest in the MSA.

Sampling Risk. The Fund’s use of a sampling methodology with respect to assets managed pursuant to an indexing approach (Indexed Assets) may result in the Indexed Assets including a smaller number of securities than are in the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), and in the Indexed Assets including securities that are not included in the Underlying Index. As a result, an adverse development to an issuer of securities included in the Indexed Assets could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Underlying Index were included in the Indexed Assets. The Fund’s use of a sampling methodology may also include the risk that the Indexed Assets may not track the return of the Underlying Index as well as they would have if the Indexed Assets included all of the securities in the Underlying Index. To the extent the assets in the Indexed Assets are smaller, these risks will be greater.

Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When the

Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Value Investing Risk. Value investing seeks stocks that are priced below their intrinsic or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth.

Variable Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

When-Issued, Delayed Delivery and Forward Commitment Risk. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.

Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest

EXHIBIT G

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand a Target Fund’s and Acquiring Fund’s financial performance for the past five fiscal years and are included in the Target Fund’s and Acquiring Fund’s prospectuses which are each incorporated herein by reference. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period for certain Target Funds or Acquiring Funds and are unaudited. The financial highlights information presented for certain Target Fund or Acquiring Funds includes the financial history of a predecessor fund, which was reorganized into the Target Fund or Acquiring Fund after the close of business on May 24, 2019. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Target Fund — Invesco Global Small & Mid Cap Growth Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(c)
Class A Year ended 10/31/19	$18.24	$0.14	$1.55	$1.69	$(0.10)	$(1.77)	$(1.87)	$18.06	11.06%	$411,339	1.32%	1.33%	0.82%	42%
Class C Year ended 10/31/19	$14.74	$0.01	$1.20	$1.21	$—	$(1.77)	$(1.77)	$14.18	10.22%	$10,736	2.07%	2.08%	0.07%	42%
Class Y Year ended 10/31/19	$18.30	$0.18	$1.56	$1.74	$(0.15)	$(1.78)	$(1.93)	$18.11	11.33%	$16,082	1.07%	1.08%	1.07%	42%
Class R5 Year ended 10/31/19	$18.15	$0.20	$1.52	$1.72	$(0.17)	$(1.77)	$(1.94)	$17.93	11.38%	$3,144	0.96%	0.97%	1.18%	42%
Class R6 Year ended 10/31/19	$18.16	$0.21	$1.53	$1.74	$(0.19)	$(1.77)	$(1.96)	$17.94	11.49%	$1,539	0.90%	0.91%	1.24%	42%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $408,842, $12,874, $16,060, $3,133, and $1,299 for Class A, Class C, Class Y, Class R5, and Class R6 shares, respectively.

Acquiring Fund — Invesco Global Growth Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(c)
Class A Year ended 10/31/19	$29.42	$0.22	$4.04	$4.26	$(0.13)	$(1.36)	$(1.49)	$32.19	15.46%	$296,262	1.22%	1.32%	0.72%	32%
Class C Year ended 10/31/19	$26.86	$(0.01)	$3.68	$3.67	$—	$(1.36)	$(1.36)	$29.17	14.61%	$6,963	1.97%	2.07%	(0.03)%	32%
Class Y Year ended 10/31/19	$29.52	$0.29	$4.05	$4.34	$(0.22)	$(1.36)	$(1.58)	$32.28	15.74%	$13,871	0.97%	1.07%	0.97%	32%
Class R5 Year ended 10/31/19	$29.31	$0.32	$4.01	$4.33	$(0.25)	$(1.36)	$(1.61)	$32.03	15.84%	$12	0.86%	0.86%	1.08%	32%
Class R6 Year ended 10/31/19	$29.30	$0.32	$4.02	$4.34	$(0.25)	$(1.36)	$(1.61)	$32.03	15.88%	$129,894	0.86%	0.86%	1.08%	32%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $287,930, $10,596, $14,112, $12 and $188,117 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

Target Fund — Invesco International Allocation Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(e)
Class A 6 months ended 6/30/19	$10.07	$0.02	$1.59	$1.61	$—	$11.68	15.99%	$96,898	0.70%	0.70%	0.31%	40%
Class C 6 months ended 6/30/19	$10.11	$(0.02)	$1.60	$1.58	$—	$11.69	15.63%	$8,893	1.45%	1.45%	(0.44)%	40%
Class R 6 months ended 6/30/19	$10.08	$0.00	$1.61	$1.61	$—	$11.69	15.97%	$3,351	0.95%	0.95%	0.06%	40%
Class Y 6 months ended 6/30/19	$10.01	$0.03	$1.60	$1.63	$—	$11.64	16.28%	$8,514	0.45%	0.45%	0.56%	40%
Class R5(d) 6 months ended 6/30/19	$10.04	$0.04	$1.60	$1.64	$—	$11.68	16.34%	$38	0.28%	0.28%	0.73%	40%
Class R6 6 months ended 6/30/19	$10.04	$0.04	$1.60	$1.64	$—	$11.68	16.34%	$1,395	0.19%	0.19%	0.82%	40%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.71% for the six months ended June 30, 2019.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $93,868, $10,302, $3,867, $8,262, $1,799 and $1,359 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Acquiring Fund — Invesco Oppenheimer International Diversified Fund

	Class A 2 months ended 6/30/19	Class C 2 months ended 6/30/19	Class R 2 months ended 6/30/19	Class Y 2 months ended 6/30/19		Class R5 Period ended 6/30/19(6)		Class R6 2 months ended 6/30/19
Per Share Operating Data
Net asset value, beginning of period	$18.00	$17.48	$17.77	$18.17		$17.05		$18.23
Income (loss) from investment operations:
Net investment income (loss)[1]	$(0.01)	$(0.03)	$(0.02)	$(0.00	)(5)	$(0.00	)(5)	$(0.00	)(5)
Net realized and unrealized gain (loss)	$(0.04)	$(0.03)	$(0.03)	$(0.04)		$0.91		$(0.03)
Total from investment operations	$(0.05)	$(0.06)	$(0.05)	$(0.04)		$0.91		$(0.03)
Dividends and/or distributions to shareholders:
Dividends from net investment income	$0.00	$0.00	$0.00	$0.00		$0.00		$0.00
Net asset value, end of period	$17.95	$17.42	$17.72	$18.13		$17.96		$18.20
Total Return, at Net Asset Value[2]	(0.28)%	(0.34)%	(0.28)%	(0.22)%		5.34%		(0.16)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,280,756	$314,291	$195,178	$2,391,629		$11		$764,734
Average net assets (in thousands)	$1,180,558	$386,283	$191,514	$2,323,292		$10		$725,747
Ratios to average net assets[3]:
Net investment income (loss)	(0.44)%	(1.19)%	(0.69)%	(0.15)%		(0.06)%		(0.03)%
Expenses excluding specific expenses listed below	0.44%	1.19%	0.69%	0.19%		0.06%		0.03%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%
Total expenses[4]	0.44%	1.19%	0.69%	0.19%		0.06%		0.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.44%	1.19%	0.69%	0.15%		0.06%		0.03%
Portfolio turnover rate	1%	1%	1%	1%		1%		1%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.

Total expenses including indirect expenses from affiliated fund fees and expenses for the Two Months Ended June 30, 2019 (or, with respect to Class R5, for the period from after close of business on May 24, 2019 to June 30, 2019) were as follows:

Class A	1.28%
Class C	2.03%
Class R	1.53%
Class Y	1.03%
Class R5	0.90%
Class R6	0.87%

5.	Less than $0.005 per share.
6.	For the period from after close of business on May 24, 2019 (inception of offering) to June 30, 2019.

Target Fund — Invesco Mid Cap Core Equity Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover(d)
Class A 6 months ended 6/30/19	$17.03	$0.04	$2.65	$2.69	$—	$—	$—	$19.72	15.80%	$767,594	1.21%	1.23%	0.43%	47%
Class C 6 months ended 6/30/19	$9.25	$(0.02)	$1.44	$1.42	$—	$—	$—	$10.67	15.35%	$34,652	1.96%	1.98%	(0.32)%	47%
Class R 6 months ended 6/30/19	$16.22	$0.02	$2.51	$2.53	$—	$—	$—	$18.75	15.60%	$39,955	1.46%	1.48%	0.18%	47%
Class Y 6 months ended 6/30/19	$17.38	$0.07	$2.69	$2.76	$—	$—	$—	$20.14	15.88%	$57,224	0.96%	0.98%	0.68%	47%
Class R5 6 months ended 6/30/19	$18.85	$0.08	$2.94	$3.02	$—	$—	$—	$21.87	16.02%	$21,010	0.84%	0.86%	0.80%	47%
Class R6 6 months ended 6/30/19	$18.84	$0.09	$2.93	$3.02	$—	$—	$—	$21.86	16.03%	$32,556	0.77%	0.79%	0.87%	47%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $762,665, $41,474, $41,083, $58,598, $21,050 and $33,382 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Target Fund — Invesco Mid Cap Growth Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets(d)		Portfolio turnover(c)
Class A 6 months ended 10/31/19	$38.30	$(0.07)	$1.31	$1.24	$—	$39.54	3.24%		$2,491,944	1.15%%		1.16%		(0.38)%		93%
Class C 6 months ended 10/31/19	$27.08	$(0.14)	$0.92	$0.78	$—	$27.86	2.88	%(e)	$48,884	1.81	%(e)	1.81	%(e)	(1.04	)%(e)	93%
Class R 6 months ended 10/31/19	$36.84	$(0.12)	$1.27	$1.15	$—	$37.99	3.12%		$25,180	1.40%		1.41%		(0.63)%		93%
Class Y 6 months ended 10/31/19	$40.38	$(0.03)	$1.39	$1.36	$—	$41.74	3.37%		$142,513	0.90%		0.91%		(0.13)%		93%
Class R5 6 months ended 10/31/19	$40.91	$(0.01)	$1.41	$1.40	$—	$42.31	3.42%		$111,186	0.81%		0.81%		(0.04)%		93%
Class R6 6 months ended 10/31/19	$41.17	$0.01	$1.42	$1.43	$—	$42.60	3.48%		$105,449	0.72%		0.73%		0.05%		93%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,519,695, $51,729, $26,427, $148,525, $113,673 and $103,918 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.91% for the six months ended October 31, 2019.

Acquiring Fund — Invesco Oppenheimer Discovery Mid Cap Growth Fund

	Class A Year ended 10/31/19	Class C Year ended 10/31/19	Class R Year ended 10/31/19	Class Y Year ended 10/31/19	Class R5 Year ended 10/31/19[7]	Class R6 Year ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$20.28	$16.65	$18.95	$22.71	$20.60	$23.00
Income (loss) from investment operations:
Net investment income (loss)[1]	$(0.08)	$(0.18)	$(0.12)	$(0.03)	$(0.00)[5]	$0.01
Net realized and unrealized gain (loss)	$3.75	$2.96	$3.46	$4.25	$1.60	$4.32
Total from investment operations	$3.67	$2.78	$3.34	$4.22	$1.60	$4.33
Dividends and/or distributions to shareholders:
Distributions from net realized gain	$(1.78)	$(1.78)	$(1.78)	$(1.78)	$0.00	$(1.78)
Net asset value, end of period	$22.17	$17.65	$20.51	$25.15	$22.20	$25.55
Total Return, at Net Asset Value[2]	20.43%	19.43%	20.09%	20.68%	7.77%	20.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$748,190	$138,705	$75,342	$253,901	$11	$345,282
Average net assets (in thousands)	$661,861	$150,006	$70,766	$252,079	$11	$310,336
Ratios to average net assets[3]:
Net investment income (loss)	(0.37)%	(1.12)%	(0.62)%	(0.13)%	(0.01)%	0.05%
Expenses excluding specific expenses listed below	1.11%	1.87%	1.37%	0.87%	0.75%	0.69%
Interest and fees from borrowings[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[4]	1.11%	1.87%	1.37%	0.87%	0.75%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.11%	1.86%	1.36%	0.86%	0.75%	0.69%[8]
Portfolio turnover rate[6]	84%	84%	84%	84%	84%	84%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund fees and expenses for the year ended October 31, 2019 were as follows:

Class A	1.11%
Class C	1.87%
Class R	1.37%
Class Y	0.87%
Class R5	0.75%
Class R6	0.69%

5.	Less than $0.005 per share.
6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
7.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.
8.	Waiver was less than 0.005%.

Target Fund — Invesco Moderate Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(e)
Class A 6 months ended 6/30/19	$11.99	$0.10	$1.34	$1.44	$(0.10)	$—	$(0.10)	$13.33	12.07%	$597,432	0.45%	0.45%	1.56%	27%
Class C 6 months ended 6/30/19	$11.89	$0.05	$1.34	$1.39	$(0.05)	$—	$(0.05)	$13.23	11.74%	$63,457	1.20%	1.20%	0.81%	27%
Class R 6 months ended 6/30/19	$11.96	$0.08	$1.35	$1.43	$(0.09)	$—	$(0.09)	$13.30	11.95%	$15,924	0.70%	0.70%	1.31%	27%
Class S 6 months ended 6/30/19	$11.98	$0.11	$1.35	$1.46	$(0.11)	$—	$(0.11)	$13.33	12.21%	$25,916	0.35%	0.35%	1.66%	27%
Class Y 6 months ended 6/30/19	$12.01	$0.12	$1.34	$1.46	$(0.12)	$—	$(0.12)	$13.35	12.19%	$8,897	0.20%	0.20%	1.81%	27%
Class R5 6 months ended 6/30/19	$12.05	$0.12	$1.35	$1.47	$(0.13)	$—	$(0.13)	$13.39	12.18%	$15	0.15%	0.15%	1.86%	27%
Class R6 6 months ended 6/30/19	$12.04	$0.12	$1.36	$1.48	$(0.13)	$—	$(0.13)	$13.39	12.27%	$10	0.15%	0.15%	1.86%	27%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.56% for the six months ended June 30, 2019.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $577,553, $70,971, $15,568, $25,517, $7,764, $14 and $10 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Acquiring Fund — Invesco Oppenheimer Portfolio Series: Moderate Investor Fund†

	Class A 6 months ended 7/31/19	Class C 6 months ended 7/31/19	Class R 6 months ended 7/31/19	Class Y 6 months ended 7/31/19	Class R5 Period ended 7/31/19(7)	Class R6 Period ended 7/31/19(7)
Per Share Operating Data
Net asset value, beginning of period	$11.72	$11.49	$11.65	$11.78	$12.03	$12.03
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.11	$0.06	$0.10	$0.13	$0.05	$0.05
Net realized and unrealized gain (loss)	$0.70	$0.69	$0.68	$0.70	$0.46	$0.46
Total from investment operations	$0.81	$0.75	$0.78	$0.83	$0.51	$0.51
Dividends and/or distributions to shareholders:
Dividends from net investment income	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Distributions from net realized gain	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total dividends and/or distributions to shareholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$12.53	$12.24	$12.43	$12.61	$12.54	$12.54
Total Return, at Net Asset Value[2]	6.91%	6.53%	6.70%	7.05%	4.24%	4.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,138,733	$277,168	$126,476	$17,146	$11	$11
Average net assets (in thousands)	$1,072,963	$345,236	$122,248	$16,165	$10	$10
Ratios to average net assets[3,4]:
Net investment income (loss)	1.86%	1.10%	1.60%	2.10%	2.17%	2.22%
Expenses excluding specific expenses listed below	0.48%	1.24%	0.74%	0.24%	0.16%	0.11%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	0.48%	1.24%	0.74%	0.24%	0.16%	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	1.17%	0.67%	0.17%	0.09%	0.04%
Portfolio turnover rate[6]	13%	13%	13%	13%	13%	13%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
5.

Total expenses including indirect expenses from affiliated fund fees and expenses for the Six Months Ended July 31, 2019 (or, with respect to Class R5 and Class R6, for the period from after close of business on May 24, 2019 to July 31, 2019) were as follows:

†	S Shares of the Acquiring Fund will be issued in connection with the Reorganization.

Class A	1.05%
Class C	1.81%
Class R	1.31%
Class Y	0.81%
Class R5	0.73%
Class R6	0.68%

6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
7.	For the period from after close of business on May 24, 2019 (inception of offering) to July 31, 2019.

Target Fund — Invesco New York Tax Free Income Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)(c)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover(d)
Class A 6 months ended 8/31/19	$15.16	$0.26	$0.66	$0.92	$(0.27)	$15.81	6.11%	$130,575	1.20%	1.20%	0.93%	3.31%	9%
Class C 6 months ended 8/31/19	$15.13	$0.20	$0.66	$0.86	$(0.21)	$15.78	5.74%	$16,360	1.95%	1.95%	1.68%	2.56%	9%
Class Y 6 months ended 8/31/19	$15.15	$0.28	$0.66	$0.94	$(0.29)	$15.80	6.25%	$18,022	0.95%	0.95%	0.68%	3.56%	9%
Class R6 6 months ended 8/31/19	$15.14	$0.28	$0.66	$0.94	$(0.29)	$15.79	6.27%	$2,063	0.90%	0.90%	0.63%	3.61%	9%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $118,536, $15,897, $17,901 and $1,709 for Class A, Class C, Class Y and Class R6 shares, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Acquiring Fund — Invesco Oppenheimer Rochester Municipals Fund

	Class A 6 months ended 6/30/19	Class C 6 months ended 6/30/19	Class Y 6 months ended 6/30/19	Class R6 6 months ended 6/30/19[5]
Per Share Operating Data
Net asset value, beginning of period	$15.35	$15.31	$15.35	$16.44
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.32	$0.26	$0.34	$0.07
Net realized and unrealized gain (loss)	$1.16	$1.15	$1.17	$0.10
Total from investment operations	$1.48	$1.41	$1.51	$0.17
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.27)	$(0.21)	$(0.29)	$(0.05)
Net asset value, end of period	$16.56	$16.51	$16.57	$16.56
Total Return, at Net Asset Value[2]	9.74%	9.30%	9.94%	1.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,334	$506	$541	$10
Average net assets (in thousands)	$3,968	$722	$479	$10
Ratios to average net assets[3]:
Net investment income (loss)	4.02%	3.26%	4.27%	4.36%
Expenses excluding specific expenses listed below	0.83%	1.59%	0.59%	0.50%
Interest and fees from borrowings	0.12%	0.12%	0.12%	0.12%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.18%	0.18%	0.18%
Total expenses	1.13%	1.89%	0.89%	0.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.13%	1.89%	0.89%	0.80%
Portfolio turnover rate	13%	13%	13%	13%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
5.	For the period from after close of business on May 24, 2019 (inception of offering) to June 30, 2019.

Target Fund — Invesco Oppenheimer Dividend Opportunity Fund

	Class A 6 months ended 10/31/19	Class C 6 months ended 10/31/19	Class R 6 months ended 10/31/19	Class Y 6 months ended 10/31/19	Class R5 6 months ended 10/31/19[7]	Class R6 6 months ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$23.84	$22.96	$23.58	$23.81	$23.03	$23.82
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.31	$0.21	$0.28	$0.34	$0.31	$0.36
Net realized and unrealized gain (loss)	$0.53	$0.52	$0.53	$0.54	$1.39	$0.54
Total from investment operations	$0.84	$0.73	$0.81	$0.88	$1.70	$0.90
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.27)	$(0.18)	$(0.24)	$(0.30)	$(0.32)	$(0.33)
Distributions from net realized gain	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total dividends and/or distributions to shareholders	$(0.27)	$(0.18)	$(0.24)	$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period	$24.41	$23.51	$24.15	$24.39	$24.41	$24.39
Total Return, at Net Asset Value[2]	3.56%	3.16%	3.47%	3.69%	7.42%	3.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$190,657	$30,192	$14,634	$12,821	$11	$4,538
Average net assets (in thousands)	$186,626	$35,706	$14,575	$12,695	$10	$4,380
Ratios to average net assets[3]:
Net investment income (loss)	2.57%	1.82%	2.33%	2.83%	2.94%	3.00%
Expenses excluding specific expenses listed below	1.17%	1.93%	1.43%	0.93%	0.78%	0.73%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	1.17%	1.93%	1.43%	0.93%	0.78%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.14%	1.88%	1.37%	0.88%	0.76%	0.71%
Portfolio turnover rate[5]	28%	28%	28%	28%	28%	28%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

6.	Total expenses including indirect expenses from affiliated fund fees and expenses for the six months ended October 31, 2019 were as follows:

Class A	1.18%
Class C	1.94%
Class R	1.44%
Class Y	0.94%
Class R5	0.79%
Class R6	0.74%

7.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

Acquiring Fund — Invesco Dividend Income Fund†

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(c)
Class A 6 months ended 10/31/19	$22.70	$0.26	$0.25	$0.51	$(0.30)	$—	$(0.30)	$22.91	2.27%	$731,589	1.06%	1.07%	2.28%	2%
Class C 6 months ended 10/31/19	$23.01	$0.17	$0.26	$0.43	$(0.22)	$—	$(0.22)	$23.22	1.87%	$133,775	1.81%	1.82%	1.53%	2%
Class Y 6 months ended 10/31/19	$22.94	$0.29	$0.25	$0.54	$(0.33)	$—	$(0.33)	$23.15	2.39%	$223,651	0.81%	0.82%	2.53%	2%
Class R5 6 months ended 10/31/19	$22.71	$0.29	$0.24	$0.53	$(0.33)	$—	$(0.33)	$22.91	2.38%	$2,626	0.75%	0.76%	2.59%	2%
Class R6 6 months ended 10/31/19	$22.73	$0.30	$0.24	$0.54	$(0.34)	$—	$(0.34)	$22.93	2.42%	$245,179	0.67%	0.68%	2.67%	2%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $737,685, $140,885, $232,338, $2,431 and $244,762 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

†	R shares of the Acquiring Fund will be issued in connection with the Reorganization.

Target Fund — Invesco Oppenheimer Equity Income Fund

	Class A Year ended 10/31/19	Class C Year ended 10/31/19	Class R Year ended 10/31/19	Class Y Year ended 10/31/19	Class R5 Year ended 10/31/19[8]	Class R6 Year ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$31.01	$24.51	$29.61	$30.97	$28.83	$30.96
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.69	$0.36	$0.59	$0.76	$0.36	$0.81
Net realized and unrealized gain (loss)	$1.74	$1.32	$1.64	$1.73	$1.89	$1.73
Total from investment operations	$2.43	$1.68	$2.23	$2.49	$2.25	$2.54
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.63)	$(0.43)	$(0.55)	$(0.70)	$(0.39)	$(0.75)
Distributions from net realized gain	$(2.10)	$(2.10)	$(2.10)	$(2.10)	$0.00	$(2.10)
Total dividends and/or distributions to shareholders	$(2.73)	$(2.53)	$(2.65)	$(2.80)	$(0.39)	$(2.85)
Net asset value, end of period	$30.71	$23.66	$29.19	$30.66	$30.69	$30.65
Total Return, at Net Asset Value[2]	8.76%	7.92%	8.47%	9.00%	7.84%	9.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,137,191	$337,165	$104,209	$205,111	$11	$45,735
Average net assets (in thousands)	$2,106,061	$430,616	$104,413	$227,794	$10	$55,090
Ratios to average net assets[3]:
Net investment income (loss)	2.34%	1.58%	2.09%	2.58%	2.71%	2.75%
Expenses excluding specific expenses listed below	1.03%	1.79%	1.29%	0.79%	0.69%	0.63%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[7]	1.03%	1.79%	1.29%	0.79%	0.69%	0.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%[5]	1.79%[5]	1.29%[5]	0.79%[5]	0.66%	0.63%[5]
Portfolio turnover rate[6]	63%	63%	63%	63%	63%	63%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Waiver was less than 0.005%.
6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

7.	Total expenses including indirect expenses from affiliated fund fees and expenses for the six months ended October 31, 2019 were as follows:

Class A	1.03%
Class C	1.79%
Class R	1.29%
Class Y	0.79%
Class R5	0.69%
Class R6	0.63%

8.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

Target Fund — Invesco Oppenheimer Global Multi-Asset Income Fund

	Class A Year ended 10/31/19	Class C Year ended 10/31/19	Class R Year ended 10/31/19	Class Y Year ended 10/31/19	Class R5 Year ended 10/31/19[7]	Class R6 Year ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$9.08	$9.07	$9.08	$9.08	$9.04	$9.09
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.45	$0.37	$0.42	$0.46	$0.21	$0.47
Net realized and unrealized gain (loss)	$(0.07)	$(0.07)	$(0.08)	$(0.06)	$(0.05)	$(0.08)
Total from investment operations	$0.38	$0.30	$0.34	$0.40	$0.16	$0.39
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.45)	$(0.38)	$(0.42)	$(0.47)	$(0.19)	$(0.47)
Tax return of capital distribution	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total dividends and/or distributions to shareholders	$(0.45)	$(0.38)	$(0.42)	$(0.47)	$(0.19)	$(0.47)
Net asset value, end of period	$9.01	$8.99	$9.00	$9.01	$9.01	$9.01
Total Return, at Net Asset Value[2]	4.34%	3.44%	3.94%	4.56%	1.78%	4.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,118	$5,450	$1,609	$22,326	$10	$491
Average net assets (in thousands)	$60,099	$6,684	$1,481	$19,329	$10	$546
Ratios to average net assets
Net investment income (loss)[3]	4.97%	4.17%	4.67%	5.17%	5.17%	5.22%
Expenses excluding specific expenses listed below	1.21%	2.05%	1.56%	1.04%	0.95%	0.91%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.21%	2.05%	1.56%	1.04%	0.95%	0.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.38%	1.18%	0.68%	0.18%	0.18%	0.13%
Portfolio turnover rate	169%	169%	169%	169%	169%	169%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund.
4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

5.	Total expenses including indirect expenses from affiliated fund fees and expenses for the year ended October 31, 2019 were as follows:

Class A	1.67%
Class C	2.51%
Class R	2.02%
Class Y	1.50%
Class R5	1.41%
Class R6	1.37%

6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
7.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

Acquiring Fund — Invesco Multi-Asset Income Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(c)
Class A Year ended 10/31/19	$10.07	$0.55	$0.74	$1.29	$(0.57)	$—	$(0.57)	$10.79	13.18%	$188,655	0.84%	0.97%	5.21%	76%
Class C Year ended 10/31/19	$10.06	$0.47	$0.74	$1.21	$(0.49)	$—	$(0.49)	$10.78	12.35%	$118,619	1.59%	1.72%	4.46%	76%
Class R Year ended 10/31/19	$10.07	$0.52	$0.74	$1.26	$(0.55)	$—	$(0.55)	$10.78	12.80%	$5,202	1.09%	1.22%	4.96%	76%
Class Y Year ended 10/31/19	$10.07	$0.57	$0.75	$1.32	$(0.60)	$—	$(0.60)	$10.79	13.47%	$397,303	0.59%	0.72%	5.46%	76%
Class R5 Year ended 10/31/19	$10.08	$0.57	$0.74	$1.31	$(0.60)	$—	$(0.60)	$10.79	13.35%	$104	0.59%	0.68%	5.46%	76%
Class R6 Year ended 10/31/19	$10.07	$0.57	$0.75	$1.32	$(0.60)	$—	$(0.60)	$10.79	13.47%	$59,569	0.59%	0.60%	5.46%	76%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are based on average daily net assets (000’s omitted) of $149,242, $94,027, $3,098, $321,814, $119 and $55,754 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Acquiring Fund — Invesco Government Money Market Fund†

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets(c)
Class C 6 months ended 8/31/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.57%	$41,828	1.30%	1.30%	1.12%
Class R 6 months ended 8/31/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.82%	$30,525	0.80%	0.80%	1.62%
Class Y 6 months ended 8/31/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.02%	$33,561	0.40%	0.40%	2.02%
Class R6 6 months ended 8/31/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.06%	$15	0.33%	0.33%	2.09%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,156, $28,659, $29,532, and $13 for Class C, Class R, Class Y and Class R6 shares, respectively.
†	Class A shares of the Acquiring Fund will be issued in connection with the Reorganization.

Target Fund — Invesco Oppenheimer Intermediate Term Municipal Fund

	Class A Year ended 9/30/19	Class C Year ended 9/30/19	Class Y Year ended 9/30/19	Class R6 Year ended 9/30/19[5]
Per Share Operating Data
Net asset value, beginning of period	$4.34	$4.33	$4.34	$4.50
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.11	$0.08	$0.12	$0.05
Net realized and unrealized gain (loss)	$0.23	$0.23	$0.23	$0.06
Total from investment operations	$0.34	$0.31	$0.35	$0.11
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.11)	$(0.08)	$(0.12)	$(0.04)
Net asset value, end of period	$4.57	$4.56	$4.57	$4.57
Total Return, at Net Asset Value[2]	7.95%	7.14%	8.20%	2.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,701	$24,706	$55,354	$10
Average net assets (in thousands)	$127,675	$32,550	$51,596	$10
Ratios to average net assets[3]:
Net investment income (loss)	2.58%	1.80%	2.80%	2.90%
Expenses excluding specific expenses listed below	0.99%	1.74%	0.74%	0.69%
Interest and fees from borrowings	0.13%	0.13%	0.13%	0.13%
Total expenses	1.12%	1.87%	0.87%	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.08%	1.86%	0.86%	0.76%
Portfolio turnover rate[4]	7%	7%	7%	7%

(1)	Per share amounts calculated based on the average shares outstanding during the period.
(2)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(3)	Annualized for periods less than one full year.
(4)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(5)	For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.

Acquiring Fund — Invesco Intermediate Term Municipal Income Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)(c)		Ratio of net investment income (loss) to average net assets(c)		Portfolio turnover(d)
Class A 6 months ended 8/31/19	$11.02	$0.15	$0.48	$0.63	$(0.16)	$11.49	5.73%		$932,638	0.90%		0.91%		0.84%		2.65%		8%
Class C 6 months ended 8/31/19	$10.99	$0.11	$0.47	$0.58	$(0.12)	$11.45	5.26	%(e)	$117,449	1.65	%(e)	1.66	%(e)	1.59	%(e)	1.90	%(e)	8%
Class Y 6 months ended 8/31/19	$11.02	$0.16	$0.47	$0.63	$(0.17)	$11.48	5.77%		$453,881	0.65%		0.66%		0.59%		2.90%		8%
Class R6 6 months ended 8/31/19	$11.01	$0.16	$0.47	$0.63	$(0.17)	$11.47	5.77%		$10	0.65%		0.68%		0.59%		2.90%		8%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $884,063, $110,258, $434,811 and $10 for Class A, Class C, Class Y and Class R6 shares, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00% for the six months ended August 31, 2019.

Acquiring Fund — Invesco Short Term Bond Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover(d)
Class A 6 months ended 8/31/19	$8.47	$0.12	$0.15	$0.27	$(0.12)	$8.62	3.19%	$606,413	0.66%	0.66%	2.74%	84%
Class C 6 months ended 8/31/19	$8.47	$0.10	$0.15	$0.25	$(0.10)	$8.62	3.01%	$139,856	1.01%	1.16%	2.39%	84%
Class R 6 months ended 8/31/19	$8.49	$0.10	$0.15	$0.25	$(0.10)	$8.64	3.01%	$6,123	1.01%	1.01%	2.39%	84%
Class Y 6 months ended 8/31/19	$8.48	$0.12	$0.15	$0.27	$(0.13)	$8.62	3.15%	$139,671	0.51%	0.51%	2.89%	84%
Class R5 6 months ended 8/31/19	$8.47	$0.13	$0.14	$0.27	$(0.13)	$8.61	3.21%	$430	0.38%	0.38%	3.02%	84%
Class R6 6 months ended 8/31/19	$8.49	$0.13	$0.14	$0.27	$(0.13)	$8.63	3.21%	$643,726	0.38%	0.38%	3.02%	84%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $598,804, $137,704, $5,775, $146,721, $1,361 and $639,642 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Target Fund — Invesco Oppenheimer Limited-Term Government Fund

	Class A Year ended 9/30/19	Class C Year ended 9/30/19	Class R Year ended 9/30/19	Class Y Year ended 9/30/19	Class R5 Year ended 9/30/19[7]	Class R6 Year ended 9/30/19
Per Share Operating Data
Net asset value, beginning of period	$4.32	$4.31	$4.31	$4.32	$4.36	$4.31
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.09	$0.05	$0.07	$0.10	$0.03	$0.10
Net realized and unrealized gain (loss)	$0.08	$0.09	$0.09	$0.10	$0.03	$0.10
Total from investment operations	$0.17	$0.14	$0.16	$0.20	$0.06	$0.20
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.10)	$(0.07)	$(0.09)	$(0.12)	$(0.03)	$(0.12)
Net asset value, end of period	$4.39	$4.38	$4.38	$4.40	$4.39	$4.39
Total Return, at Net Asset Value[2]	4.07%	3.24%	3.76%	4.62%	1.43%	4.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$452,334	$49,821	$26,006	$140,549	$10	$321,383
Average net assets (in thousands)	$424,212	$88,723	$26,098	$118,252	$10	$349,486
Ratios to average net assets[3]:
Net investment income (loss)	1.97%	1.17%	1.67%	2.27%	2.24%	2.29%
Expenses excluding specific expenses listed below	0.88%	1.63%	1.13%	0.64%	0.53%	0.48%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	0.88%	1.63%	1.13%	0.64%	0.53%	0.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.60%	1.10%	0.50%	0.53%[8]	0.48%[8]
Portfolio turnover rate[6]	54%	54%	54%	54%	54%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.

5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	0.88%
Class C	1.63%
Class R	1.13%
Class Y	0.64%
Class R5	0.53%
Class R6	0.48%

6.	The portfolio turnover rate for the year ended September 30, 2019 excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

Purchase Transaction	Sale Transaction
$3,280,941,092	$3,363,914,598

7.	For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.
8.	Waiver less than 0.005%.

Acquiring Fund — Invesco Quality Income Fund†

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover(d)
Class A 6 months ended 6/30/19	$11.48	$0.23	$0.25	$0.48	$(0.22)	$11.74	4.20	%(e)	$310,910	0.93%	0.93%	3.92%	227%
Class C 6 months ended 6/30/19	$11.40	$0.18	$0.25	$0.43	$(0.17)	$11.66	3.83%		$6,993	1.69%	1.69%	3.16%	227%
Class Y 6 months ended 6/30/19	$11.53	$0.24	$0.25	$0.49	$(0.23)	$11.79	4.31%		$25,494	0.69%	0.69%	4.16%	227%
Class R5 6 months ended 6/30/19	$11.52	$0.25	$0.25	$0.50	$(0.24)	$11.78	4.38%		$126,327	0.56%	0.56%	4.29%	227%
Class R6 6 months ended 6/30/19	$11.53	$0.25	$0.25	$0.50	$(0.24)	$11.79	4.38%		$19,470	0.56%	0.56%	4.29%	227%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $311,407, $7,066, $21,003, $140,273 and $18,840 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2019.
†	Class R shares of the Acquiring Fund will be issued in connection with the Reorganization.

Target Fund — Invesco Oppenheimer Global Infrastructure Fund

	Class A Year ended 10/31/19	Class C Year ended 10/31/19	Class R Year ended 10/31/19	Class Y Year ended 10/31/19	Class R5 Year ended 10/31/19[7]	Class R6 Year ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$10.19	$10.14	$10.17	$10.21	$11.12	$10.20
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.25	$0.16	$0.21	$0.27	$0.13	$0.29
Net realized and unrealized gain (loss)	$1.48	$1.47	$1.49	$1.49	$0.55	$1.48
Total from investment operations	$1.73	$1.63	$1.70	$1.76	$0.68	$1.77
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.24)	$(0.16)	$(0.21)	$(0.27)	$(0.18)	$(0.27)
Distributions from net realized gain	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.00)	$(0.05)
Total dividends and/or distributions to shareholders	$(0.29)	$(0.21)	$(0.26)	$(0.32)	$(0.18)	$(0.32)
Net asset value, end of period	$11.63	$11.56	$11.61	$11.65	$11.62	$11.65
Total Return, at Net Asset Value[2]	17.24%	16.26%	16.93%	17.50%	6.10%	17.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,671	$1,382	$3,777	$1,672	$10	$102,280
Average net assets (in thousands)	$17,319	$1,562	$3,826	$1,405	$10	$93,729
Ratios to average net assets[3]:
Net investment income (loss)	2.24%	1.43%	1.94%	2.49%	2.54%	2.59%
Expenses excluding specific expenses listed below	1.46%	2.38%	1.81%	1.32%	1.11%	1.07%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	1.46%	2.38%	1.81%	1.32%	1.11%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%	2.15%	1.65%	1.09%	1.05%	1.00%
Portfolio turnover rate[5]	41%	41%	41%	41%	41%	41%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.

5.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
6.	Total expenses including indirect expenses from affiliated fund fees and expenses for the year ended October 31, 2019 were as follows:

Class A	1.46%
Class C	2.38%
Class R	1.81%
Class Y	1.32%
Class R5	1.11%
Class R6	1.07%

7.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

Acquiring Fund — Invesco Global Infrastructure Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(c)
Class A Year ended 10/31/19	$10.01	$0.19	$1.85	$2.04	$(0.17)	$—	$—	$(0.17)	$11.88	20.55%	$8,918	1.28%	2.35%	1.77%	106%
Class C Year ended 10/31/19	$9.99	$0.11	$1.84	$1.95	$(0.09)	$—	$—	$(0.09)	$11.85	19.60%	$1,191	2.03%	3.10%	1.02%	106%
Class R Year ended 10/31/19	$10.01	$0.17	$1.84	$2.01	$(0.15)	$—	$—	$(0.15)	$11.87	20.15%	$495	1.53%	2.60%	1.52%	106%
Class Y Year ended 10/31/19	$10.02	$0.22	$1.85	$2.07	$(0.20)	$—	$—	$(0.20)	$11.89	20.82%	$11,108	1.03%	2.10%	2.02%	106%
Class R5 Year ended 10/31/19	$10.02	$0.22	$1.85	$2.07	$(0.20)	$—	$—	$(0.20)	$11.89	20.82%	$12	1.03%	2.00%	2.02%	106%
Class R6 Year ended 10/31/19	$10.02	$0.22	$1.85	$2.07	$(0.20)	$—	$—	$(0.20)	$11.89	20.82%	$12	1.03%	2.00%	2.02%	106%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $7,438, $1,250, $434, $10,205, $11 and $200 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively

Target Fund — Invesco Oppenheimer Mid Cap Value Fund

	Class A Year ended 10/31/19	Class C Year ended 10/31/19	Class R Year ended 10/31/19	Class Y Year ended 10/31/19	Class R5 Year ended 10/31/19[7]	Class R6 Year ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$52.59	$43.15	$50.30	$54.01	$48.25	$53.53
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.27	$(0.08)	$0.14	$0.40	$0.20	$0.48
Net realized and unrealized gain (loss)	$2.39	$1.89	$2.27	$2.47	$2.27	$2.45
Total from investment operations	$2.66	$1.81	$2.41	$2.87	$2.47	$2.93
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.26)	$(0.01)	$(0.14)	$(0.39)	$(0.27)	$(0.47)
Distributions from net realized gain	$(4.52)	$(4.52)	$(4.52)	$(4.52)	$0.00	$4.52)
Total dividends and/or distributions to shareholders	$(4.78)	$(4.53)	$(4.66)	$(4.91)	$(0.27)	$(4.99)
Net asset value, end of period	$50.47	$40.43	$48.05	$51.97	$50.45	$51.47
Total Return, at Net Asset Value[2]	5.74%	4.95%	5.48%	6.00%	5.10%	6.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$812,552	$77,108	$56,572	$92,268	$10	$5,120
Average net assets (in thousands)	$788,440	$134,731	$58,562	$94,725	$10	$4,740
Ratios to average net assets[3]:
Net investment income (loss)	0.55%	(0.21)%	0.30%	0.79%	0.91%	0.96%
Expenses excluding specific expenses listed below	1.21%	1.96%	1.47%	0.97%	0.83%	0.80%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.21%	1.96%	1.47%	0.97%	0.83%	0.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.17%	1.93%	1.42%	0.93%	0.80%	0.76%
Portfolio turnover rate[6]	129%	129%	129%	129%	129%	129%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.

5.	Total expenses including indirect expenses from affiliated fund fees and expenses for the year ended October 31, 2019 were as follows:

Class A	1.21%
Class C	1.96%
Class R	1.47%
Class Y	0.97%
Class R5	0.86%
Class R6	0.80%

6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
7.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

Acquiring Fund — Invesco American Value Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets(d)		Portfolio turnover(c)
Class A 6 months ended 10/31/19	$34.02	$0.10	$(1.09)	$(0.99)	$—	$—	$—	$33.03	(2.91)%		$776,051	1.21%		1.21%		0.63%		12%
Class C 6 months ended 10/31/19	$27.15	$(0.01)	$(0.86)	$(0.87)	$—	$—	$—	$26.28	(3.21	)%(e)	$22,204	1.91	%(e)	1.91	%(e)	(0.07	)%(e)	12%
Class R 6 months ended 10/31/19	$33.86	$0.06	$(1.08)	$(1.02)	$—	$—	$—	$32.84	(3.01)%		$16,377	1.46%		1.46%		0.38%		12%
Class Y 6 months ended 10/31/19	$34.28	$0.15	$(1.10)	$(0.95)	$—	$—	$—	$33.33	(2.77)%		$134,010	0.96%		0.96%		0.88%		12%
Class R5 6 months ended 10/31/19	$34.30	$0.16	$(1.10)	$(0.94)	$—	$—	$—	$33.36	(2.74)%		$18,631	0.87%		0.87%		0.97%		12%
Class R6 6 months ended 10/31/19	$34.31	$0.17	$(1.10)	$(0.93)	$—	$—	$—	$33.38	(2.71)%		$62,514	0.79%		0.79%		1.05%		12%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $797,024, $25,071, $17,808, $139,739, $24,428 and $63,950 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.95% for the six months ended October 31, 2019.

Target Fund — Invesco Oppenheimer Real Estate Fund

	Class A 6 months ended 10/31/19	Class C 6 months ended 10/31/19	Class R 6 months ended 10/31/19	Class Y 6 months ended 10/31/19	Class R5 6 months ended 10/31/19[7]	Class R6 6 months ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$25.86	$25.08	$25.72	$26.18	$25.98	$26.15
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.16	$0.06	$0.13	$0.20	$0.18	$0.22
Net realized and unrealized gain (loss)	$2.54	$2.45	$2.51	$2.55	$2.44	$2.55
Total from investment operations	$2.70	$2.51	$2.64	$2.75	$2.62	$2.77
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.19)	$(0.08)	$(0.15)	$(0.22)	$(0.24)	$(0.25)
Distributions from net realized gain	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total dividends and/or distributions to shareholders	$(0.19)	$(0.08)	$(0.15)	$(0.22)	$(0.24)	$(0.25)
Net asset value, end of period	$28.37	$27.51	$28.21	$28.71	$28.36	$28.67
Total Return, at Net Asset Value[2]	10.46%	10.03%	10.29%	10.54%	10.13%	10.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$418,297	$54,183	$92,705	$140,155	$11	$338,096
Average net assets (in thousands)	$399,782	$60,302	$88,279	$141,561	$10	$329,313
Ratios to average net assets[3]:
Net investment income (loss)	1.19%	0.44%	0.94%	1.44%	1.56%	1.61%
Expenses excluding specific expenses listed below	1.42%	2.17%	1.67%	1.17%	0.97%	0.92%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.42%	2.17%	1.67%	1.17%	0.97%	0.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.34%	2.09%	1.59%	1.09%	0.97%	0.92%
Portfolio turnover rate[6]	25%	25%	25%	25%	25%	25%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%

5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.42%
Class C	2.17%
Class R	1.67%
Class Y	1.17%
Class R5	0.97%
Class R6	0.92%

6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
7.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

Acquiring Fund — Invesco Real Estate Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover(d)
Class A 6 months ended 8/31/19	$20.94	$0.27	$2.45	$2.72	$(0.17)	$—	$(0.17)	$23.49	13.04%	$694,573	1.25%	1.25%	2.44%	21%
Class C 6 months ended 8/31/19	$20.80	$0.19	$2.42	$2.61	$(0.09)	$—	$(0.09)	$23.32	12.57%	$35,603	2.00%	2.00%	1.69%	21%
Class R 6 months ended 8/31/19	$20.97	$0.24	$2.46	$2.70	$(0.15)	$—	$(0.15)	$23.52	12.89%	$73,218	1.50%	1.50%	2.19%	21%
Class Y 6 months ended 8/31/19	$20.94	$0.30	$2.45	$2.75	$(0.20)	$—	$(0.20)	$23.49	13.18%	$217,645	1.00%	1.00%	2.69%	21%
Class R5 6 months ended 8/31/19	$20.94	$0.31	$2.45	$2.76	$(0.22)	$—	$(0.22)	$23.48	13.21%	$294,541	0.87%	0.87%	2.82%	21%
Class R6 6 months ended 8/31/19	$20.93	$0.32	$2.45	$2.77	$(0.22)	$—	$(0.22)	$23.48	13.31%	$204,260	0.79%	0.79%	2.90%	21%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $673,918, $37,722, $77,179, $210,787, $278,830 and $180,277 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended August 31, 2019.

Target Fund — Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund

	Class A Year ended 9/30/19	Class C Year ended 9/30/19	Class Y Year ended 9/30/19
Per Share Operating Data
Net asset value, beginning of period	$4.43	$4.41	$4.43
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.15	$0.12	$0.16
Net realized and unrealized gain (loss)	$0.22	$0.21	$0.21
Total from investment operations	$0.37	$0.33	$0.37
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.14)	$(0.11)	$(0.15)
Net asset value, end of period	$4.66	$4.63	$4.65
Total Return, at Net Asset Value[2]	8.55%	7.55%	8.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$672,924	$195,263	$181,243
Average net assets (in thousands)	$619,375	$270,438	$163,266
Ratios to average net assets[3]:
Net investment income (loss)	3.32%	2.57%	3.57%
Expenses excluding specific expenses listed below	0.81%	1.56%	0.56%
Interest and fees from borrowings	0.15%	0.15%	0.15%
Interest and fees on short-term floating rate notes issued[4]	0.14%	0.14%	0.14%
Total expenses	1.10%	1.85%	0.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.85%	0.85%
Portfolio turnover rate[5]	20%	20%	20%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.
4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
5.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Target Fund — Invesco Oppenheimer Small Cap Value Fund

	Class A 6 months ended 10/31/19	Class C 6 months ended 10/31/19	Class R 6 months ended 10/31/19	Class Y 6 months ended 10/31/19	Class R5 6 months ended 10/31/19 [8]	Class R6 6 months ended 10/31/19
Per Share Operating Data
Net asset value, beginning of period	$11.33	$11.23	$11.33	$11.34	$10.34	$11.33
Income (loss) from investment operations:
Net investment income (loss)[1]	$0.04	$0.00 [7]	$0.03	$0.06	$0.05	$0.06
Net realized and unrealized gain (loss)	$(0.69)	$(0.67)	$(0.69)	$(0.69)	$0.30	$(0.68)
Total from investment operations	$(0.65)	$(0.67)	$(0.66)	$(0.63)	$0.35	$(0.62)
Dividends and/or distributions to shareholders:
Dividends from net investment income	$(0.05)	$(0.01)	$(0.04)	$(0.07)	$(0.06)	$(0.07)
Distributions from net realized gain	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total dividends and/or distributions to shareholders	$(0.05)	$(0.01)	$(0.04)	$(0.07)	$(0.06)	$(0.07)
Net asset value, end of period	$10.63	$10.55	$10.63	$10.64	$10.63	$10.64
Total Return, at Net Asset Value[2]	(5.71)%	(5.95)%	(5.83)%	(5.58)%	3.43%	5.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,896	$4,349	$5,014	$1,728	$10	$32
Average net assets (in thousands)	$20,129	$4,779	$4,793	$1,949	$10	$32
Ratios to average net assets[3]:
Net investment income (loss)	0.81%	0.05%	0.56%	1.05%	1.05%	1.12%
Expenses excluding specific expenses listed below	1.95%	2.71%	2.21%	1.71%	1.39%	1.33%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.95%	2.71%	2.21%	1.71%	1.39%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	2.00%	1.50%	1.00%	0.98%	0.93%
Portfolio turnover rate[6]	116%	116%	116%	116%	116%	116%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.

5.	Total expenses including indirect expenses from affiliated fund fees and expenses for the six months ended October 31, 2019 were as follows:

Class A	1.95%
Class C	2.71%
Class R	2.21%
Class Y	1.71%
Class R5	1.39%
Class R6	1.33%

6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
7.	Less than $0.005 per share.
8.	For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

Acquiring Fund — Invesco Small Cap Value Fund†

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets(d)		Portfolio turnover(c)
Class A 6 months ended 10/31/19	$14.10	$0.00	$(0.64)	$(0.64)	$—	$—	$—	$13.46	(4.54)%		$546,387	1.13%		1.13%		0.05%		13%
Class C 6 months ended 10/31/19	$8.93	$(0.03)	$(0.40)	$(0.43)	$—	$—	$—	$8.50	(4.82	)%(e)	$13,966	1.82	%(e)	1.82	%(e)	(0.64	)%(e)	13%
Class Y 6 months ended 10/31/19	$14.95	$0.02	$(0.67)	$(0.65)	$—	$—	$—	$14.30	(4.35)%		$679,086	0.88%		0.88%		0.30%		13%
Class R6 6 months ended 10/31/19	$15.02	$0.03	$(0.67)	$(0.64)	$—	$—	$—	$14.38	(4.26)%		$69,927	0.72%		0.72%		0.46%		13%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $578,284, $17,775, $735,812 and $63,351 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.95% for the six months ended October 31, 2019.
†	Class R5 shares will be issued in connection with the Reorganization.

Acquiring Fund — Invesco Small Cap Growth Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover(d)
Class A 6 months ended 6/30/19	$31.02	$(0.06)	$6.31	$6.25	$—	$—	$—	$37.27	20.15%	$550,536	1.19%	1.19%	(0.35)%	14%
Class C 6 months ended 6/30/19	$19.95	$(0.12)	$4.04	$3.92	$—	$—	$—	$23.87	19.65%	$4,284	1.94%	1.94%	(1.10)%	14%
Class R 6 months ended 6/30/19	$28.46	$(0.10)	$5.79	$5.69	$—	$—	$—	$34.15	19.99%	$134,837	1.44%	1.44%	(0.60)%	14%
Class Y 6 months ended 6/30/19	$32.14	$(0.02)	$6.53	$6.51	$—	$—	$—	$38.65	20.26%	$240,193	0.94%	0.94%	(0.10)%	14%
Class R5 6 months ended 6/30/19	$35.45	$0.01	$7.21	$7.22	$—	$—	$—	$42.67	20.37%	$1,344,778	0.80%	0.80%	0.04%	14%
Class R6 6 months ended 6/30/19	$35.66	$0.03	$7.24	$7.27	$—	$—	$—	$42.93	20.39%	$454,285	0.71%	0.71%	0.13%	14%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $560,300, $5,526, $135,580, $241,555 , $1,334,556 and $420,136 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Target Fund — Invesco Technology Sector Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets(d)		Portfolio turnover(c)
Class A 6 months ended 10/31/19	$24.87	$(0.09)	$0.66	$0.57	$—	$25.44	2.29%		$92,413	1.25%		1.25%		(0.69)%		20%
Class C 6 months ended 10/31/19	$20.44	$(0.13)	$0.54	$0.41	$—	$20.85	2.01	%(e)	$1,137	1.81	%(e)	1.81	%(e)	(1.25	)%(e)	20%
Class Y 6 months ended 10/31/19	$26.40	$(0.06)	$0.71	$0.65	$—	$27.05	2.46%		$4,229	1.00%		1.00%		(0.44)%		20%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $91,339, $1,262 and $4,192 for Class A, Class C and Class Y, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.81% for the six months ended October 31, 2019.

Acquiring Fund — Invesco Technology Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(c)
Class A 6 months ended 10/31/19	$49.68	$(0.16)	$1.35	$1.19	$—	$50.87	2.40%	$444,855	1.22%	1.22%	(0.65)%	20%
Class C 6 months ended 10/31/19	$39.21	$(0.27)	$1.07	$0.80	$—	$40.01	2.04%	$27,744	1.97%	1.97%	(1.40)%	20%
Class Y 6 months ended 10/31/19	$50.55	$(0.10)	$1.38	$1.28	$—	$51.83	2.53%	$39,243	0.97%	0.97%	(0.40)%	20%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $433,809, $27,313, and $33,357, for Class A, Class C, and Class Y, respectively.

I-COMBO-INFOSTMT

Part B

STATEMENT OF ADDITIONAL INFORMATION

February [    ], 2020

To the

Information Statement on Form N-14 Filed by:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

AIM International Mutual Funds (Invesco International Mutual Funds)

AIM Growth Series (Invesco Growth Series)

AIM Sector Funds (Invesco Sector Funds)

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

AIM Investment Funds (Invesco Investment Funds)

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Management Trust

Invesco Funds

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800- 959-4246

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Information Statement/Prospectus dated [February    ], 2020, relating to the Funds identified below (the “Information Statement/Prospectus”). Copies of the Joint Information Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

General Information

This Statement of Additional Information relates to (a) the proposed transfer of the assets and assumption of the liabilities of the Target Funds identified below (each, a “Target Fund, and collectively, the “Target Funds”) by its corresponding Acquiring Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) in exchange for shares of a corresponding class of an Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of a Target Fund, and (c) the distribution of shares in complete liquidation of a Target Fund and the cancellation of the outstanding shares of a Target Fund. Further information is included in the Information Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Each Target Fund is a series of a corresponding Target Trust (each, a “Target Trust” and collectively, the “Target Trusts”) and each Acquiring Fund is a series of a corresponding Acquiring Trust (each, an “Acquiring Trust” and collectively, the “Acquiring Trusts”) listed below:

1

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Invesco California Tax-Free Income Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Oppenheimer Rochester California Municipal Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Global Small & Mid Cap Growth Fund	AIM International Mutual Funds (Invesco International Mutual Funds)	Invesco Global Growth Fund	AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco International Allocation Fund	AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer International Diversified Fund	AIM Growth Series (Invesco Growth Series)

Invesco Mid Cap Core Equity Fund	AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer Main Street Mid Cap Fund	AIM Growth Series (Invesco Growth Series)

Invesco Mid Cap Growth Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Discovery Mid Cap Growth Fund	AIM Investment Funds (Invesco Investment Funds)

Invesco Moderate Allocation Fund	AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	AIM Growth Series (Invesco Growth Series)

Invesco New York Tax Free Income Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Oppenheimer Rochester Municipals Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Capital Income Fund	AIM Investment Funds (Invesco Investment Funds)	Invesco Multi-Asset Income Fund	AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Dividend Opportunity Fund	AIM Equity Funds (Invesco Equity Funds)	Invesco Dividend Income Fund	AIM Sector Funds (Invesco Sector Funds)

Invesco Oppenheimer Equity Income Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Dividend Income Fund	AIM Sector Funds (Invesco Sector Funds)

Invesco Oppenheimer Global Multi-Asset Income Fund	AIM Investment Funds (Invesco Investment Funds)	Invesco Multi-Asset Income Fund	AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Government Cash Reserves Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Government Money Market Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Intermediate Term Municipal Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Intermediate Term Municipal Income Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Limited-Term Bond Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Short Term Bond Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Limited-Term Government Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Quality Income Fund	AIM Growth Series (Invesco Growth Series)

Invesco Oppenheimer Global Infrastructure Fund	AIM Investment Funds (Invesco Investment Funds)	Invesco Global Infrastructure Fund	AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Mid Cap Value Fund	AIM Growth Series (Invesco Growth Series)	Invesco American Value Fund	AIM Sector Funds (Invesco Sector Funds)

Invesco Oppenheimer Real Estate Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Real Estate Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Rochester Short Duration	AIM Counselor Series Trust (Invesco Counselor	Invesco Short Duration High Yield Municipal	AIM Counselor Series Trust (Invesco Counselor

2

High Yield Municipal Fund	Series Trust)	Fund	Series Trust)

Invesco Oppenheimer Small Cap Value Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Small Cap Value Fund	AIM Sector Funds (Invesco Sector Funds)

Invesco Oppenheimer Ultra-Short Duration Fund	AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Conservative Income Fund	Invesco Management Trust

Invesco Pennsylvania Tax Free Income Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Small Cap Discovery Fund	AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Small Cap Growth Fund	AIM Growth Series (Invesco Growth Series)

Invesco Technology Sector Fund	AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Fund	AIM Sector Funds (Invesco Sector Funds)

Incorporation of Documents by Reference into the Statement of Additional Information

This SAI incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

3

TARGET FUNDS

1.

Statement of Additional Information dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco California Tax Free Income Fund (filed via EDGAR on December 19, 2019, Accession No. 0001193125-19-319294).

2.

The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Invesco California Tax Free Income Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287125).

3.

Statement of Additional Information dated February 12, 2020 for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Small & Mid Cap Growth Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031461).

4.

The audited financial statements and related report of the independent public accounting firm included in the AIM International Mutual Funds (Invesco International Mutual Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Global Small & Mid Cap Growth Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001390).

5.

Statement of Additional Information dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

6.

Supplement dated May 31, 2019 to the Statement of Additional Information, for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

4

7.

Supplement dated June 10, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on June 10, 2019, Accession No. 0001193125-19-169370).

8.

Supplement dated July 19, 2019 to the Statement of Additional Information, for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

9.

Supplement dated October 30, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on October 30, 2019, Accession No. 0001193125-19-278517).

10.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco International Allocation Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

11.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2018, with respect to Invesco International Allocation Fund (filed via EDGAR on March 8, 2019, Accession No. 0001193125-19-068857).

12.

The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semiannual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco International Allocation Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239546).

13.

Statement of Additional Information dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

14.

Supplement dated May 31, 2019 to the Statement of Additional Information, for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

15.

Supplement dated June 10, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on June 10, 2019, Accession No. 0001193125-19-169370).

16.

Supplement dated June 21, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on June 21, 2019, Accession No. 0001193125-19-178744).

17.

Supplement dated July 12, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on July 12, 2019, Accession No. 0001193125-19-193193).

18.

Supplement dated July 19, 2019 to the Statement of Additional Information, for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

19.

Supplement dated December 13, 2019 to the Statement of Additional Information, for AIM Growth Series (Invesco Growth Series), with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

5

20.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2018, with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on March 8, 2019, Accession No. 0001193125-19-068857).

21.

The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semiannual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco Mid Cap Core Equity Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239546).

22.

Statement of Additional Information dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, as supplemented on August 28, 2019, Accession No. 0001193125-19-234893).

23.

Supplement dated December 10, 2019 to the Statement of Additional Information, for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-310055).

24.

Supplement dated December 13, 2019 to the Statement of Additional Information, for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

25.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on July 8, 2019, Accession No. 0001193125-19-190272).

26.

The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001325).

27.

Statement of Additional Information dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

28.

Supplement dated May 31, 2019 to the Statement of Additional Information, for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

29.

Supplement dated June 10, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on June 10, 2019, Accession No. 0001193125-19-169370).

30.

Supplement dated July 19, 2019 to the Statement of Additional Information, for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

31.

Supplement dated October 30, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on October 30, 2019, Accession No. 0001193125-19-278517).

32.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Moderate Allocation Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

6

33.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2018, with respect to Invesco Moderate Allocation Fund (filed via EDGAR on March 8, 2019, Accession No. 0001193125-19-068857).

34.

The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semiannual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco Moderate Allocation Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239546).

35.

Statement of Additional Information dated June 28, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184387).

36.

Supplement dated July 19, 2019 to the Statement of Additional Information, for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197961).

37.

Supplement dated December 13, 2019 to the Statement of Additional Information, for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

38.

The audited financial statements and related report of the independent public accounting firm included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Annual Report to Shareholders for the fiscal year ended February 28, 2019, with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on May 9, 2019, Accession No. 0001193125-19-142235).

39.

The unaudited financial statements included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Semiannual Report to Shareholders for the fiscal period ended August 31, 2019, with respect to Invesco New York Tax Free Income Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-286881).

40.

Statement of Additional Information dated December 27, 2019 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Capital Income Fund (filed via EDGAR on December 27, 2019, Accession No. 0001193125-19-324895).

41.

Supplement dated December 27, 2019 to the Statement of Additional Information for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Capital Income Fund (filed via EDGAR on December 27, 2019, Accession No. 0001193125-19-325049).

42.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Invesco Oppenheimer Capital Income Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287136).

43.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended August 31, 2018, with respect to Oppenheimer Capital Income Fund (filed via EDGAR on October 29, 2018, Accession No. 0001193125-18-309374).

44.

Statement of Additional Information dated August 28, 2019 for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230810, as supplemented August 28, 2019, Accession No. 0001193125-19-234893).

45.

Supplement dated December 13, 2019 to the Statement of Additional Information, for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

46.

Supplement dated January 31, 2020 to the Statement of Additional Information, for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

7

47.

The audited financial statements and related report of the independent public accounting firm included in the AIM Equity Funds (Invesco Equity Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on July 5, 2019, Accession No. 0001193125-19-189605).

48.

The unaudited financial statements included in the AIM Equity Funds (Invesco Equity Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco Oppenheimer Dividend Opportunity Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001485).

49.

Statement of Additional Information dated February 12, 2020 (as supplemented) for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Equity Income Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031412).

50.

The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Oppenheimer Equity Income Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001489).

51.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer Equity Income Fund (filed via EDGAR on December 28, 2019, Accession No. 0001193125-19-359573).

52.

Statement of Additional Information dated February 12, 2020 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Global Multi-Asset Income Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

8

53.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Oppenheimer Global Multi-Asset Income Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001332).

54.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer Global Multi-Asset Income Fund (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002340).

55.

Statement of Additional Information dated November 22, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Government Cash Reserves Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297649).

56.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Government Cash Reserves Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

57.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Government Cash Reserves Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

58.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended July 31, 2019, with respect to Invesco Oppenheimer Government Cash Reserves Fund (filed via EDGAR on October 4, 2019, Accession No. 0001193125-19-262709).

59.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Government Cash Reserves (filed via EDGAR on September 27, 2018, Accession No. 0001193125-18-285107).

60.

Statement of Additional Information dated January 28, 2020 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on January 28, 2020, Accession No 0001193125-20-017054).

9

61.

The audited financial statements and related report of the independent public accounting firm included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Annual Report to Shareholders for the fiscal year ended September 30, 2019, with respect to Invesco Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on December 5, 2019, Accession No. 0001193125-19-307357).

62.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended September 30, 2018, with respect to Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on December 11, 2018, Accession No. 0001193125-18-346860).

63.

Statement of Additional Information dated December 20, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on December 19, 2019, Accession No. 0001193125-19-319300).

64.

Supplement dated January 14, 2020 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on January 14, 2020, Accession No. 0001193125-20-007103).

65.

Supplement dated January 24, 2020 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on January 24, 2020, Accession No. 0001193125-20-014042).

66.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

67.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287094).

68.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended August 31, 2018, with respect to Oppenheimer Limited-Term Bond Fund (filed via EDGAR on October 29, 2018, Accession No. 0001193125-18-309402).

69.

Statement of Additional Information dated January 28, 2020 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Limited-Term Government Fund (filed via EDGAR on January 28, 2020, Accession No. 0001193125-20-016958).

70.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended September 30, 2019), with respect to Invesco Oppenheimer Limited-Term Government Fund (filed via EDGAR on December 5, 2019, Accession No. 0001193125-19-307356).

71.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended September 30, 2018, with respect to Oppenheimer Limited-Term Government Fund (filed via EDGAR on December 14, 2018, Accession No. 0001193125-18-345734).

72.

Statement of Additional Information dated February 12, 2020 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Global Infrastructure Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

10

73.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Oppenheimer Global Infrastructure Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001332).

74.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer Macquarie Global Infrastructure Fund (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002364).

75.

Statement of Additional Information dated February 12, 2020 (as supplemented) for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Mid Cap Value Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031425).

76.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Oppenheimer Mid Cap Value Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001488).

77.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer Mid Cap Value Fund (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002608).

78.

Statement of Additional Information dated August 28, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230922, as supplemented on August 28, 2019, Accession No. 0001193125-19-234893).

79.

Supplement dated September 19, 2019 to the Statement of Additional Information for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on September 19, 2019, Accession No. 0001193125-19-249347).

80.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

11

81.

The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Oppenheimer Real Estate Fund (filed via EDGAR on July 5, 2019, Accession No. 0001193125-19-189599).

82.

The unaudited financial statements included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019 for the Invesco Oppenheimer Real Estate Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001493).

83.

Statement of Additional Information dated January 28, 2020 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (filed via EDGAR on January 27, 2020, Accession No. 0001193125-20-015458).

84.

The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended September 30, 2019, with respect to Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (filed via EDGAR on December 5, 2019, Accession No. 0001193125-19-307344).

85.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended September 30, 2018, with respect to Oppenheimer Rochester Short Duration High Yield Municipal Fund (filed via EDGAR on December 11, 2018, Accession No. 0001193125-18-346855).

86.

Statement of Additional Information dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, (as supplemented on August 28, 2019, Accession No. 0001193125-19-234893).

87.

Supplement dated August 30, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on August 30, 2019, Accession No. 0001193125-19-234893).

12

88.

Supplement dated October 31, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on October 31, 2019, Accession No. 0001193125-19-280596).

89.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

90.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125- 20-021567).

91.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on July 5, 2019, Accession No. 0001193125-19-189623).

92.

The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001325).

93.

Statement of Additional Information dated November 22, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297469).

94.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

95.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended July 31, 2019, with respect to Invesco Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on October 4, 2019, Accession No. 0001193125-19-262709).

96.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-294222).

97.

Statement of Additional Information dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Pennsylvania Tax Free Income Fund (filed via EDGAR on December 19, 2019, 0001193125-19-319294).

98.

The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Invesco Pennsylvania Tax Free Income Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287125).

99.

Statement of Additional Information dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Small Cap Discovery Fund (filed via EDGAR on December 19, 2019, Accession No. 0001193125-19-319294).

100.

The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Invesco Small Cap Discovery Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287125).

101.

Statement of Additional Information dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Sector Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, as supplemented on August 28, 2019, Accession No. 0001193125-19-234893).

102.

Supplement dated December 10, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Sector Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-310055).

13

103.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Sector Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

104.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Technology Sector Fund (filed via EDGAR on July 8, 2019, Accession No. 0001193125-19-190272).

105.

The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco Technology Sector Fund (filed via EDGAR on January 3, 2020, Accession No. 000193125-20-001325).

ACQUIRING FUNDS

1.

Statement of Additional Information dated November 22, 2019 (as supplemented) for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester California Municipal Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297608).

2.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester California Municipal Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

3.

Supplements dated January 31, 2020 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester California Municipal Fund (filed via EDGAR on January 31, 2020, Accession Nos. 0001193125-20-021566 and 021567).

4.

The audited financial statements and related report of the independent public accounting firm included in the Invesco Oppenheimer Rochester California Municipal Fund Annual Report to Shareholders for the fiscal year ended July 31, 2019 (filed via EDGAR on October 15, 2019, Accession No. 0001193125-19-267768).

5.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester California Municipal Fund Annual Report to Shareholders for the fiscal year ended July 31, 2018 (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-293531).

6.

The unaudited financial statements included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Semiannual Report to Shareholders for the fiscal period ended August 31, 2019, with respect to Invesco Oppenheimer Rochester California Municipal Fund (filed via EDGAR on October 15, 2019, Accession No. 0001193125-19-267768).

7.

Statement of Additional Information dated February 12, 2020 for AIM International Mutual Funds (Invesco International Mutual Funds), with respect to Invesco Global Growth Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031461).

8.

The audited financial statements and related report of the independent public accounting firm included in the AIM International Mutual Funds (Invesco International Mutual Funds) Annual Report to Shareholders

14

for the fiscal year ended October 31, 2019, with respect to Invesco Global Growth Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001390).

9.

Statement of Additional Information dated August 28, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230869, as supplemented August 28, 2019, Accession No. 0001193125-19-234893).

10.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series) with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

11.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series) with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-19-021567).

12.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on July 5, 2019, Accession No. 0001193125-19-189654).

13.

The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semiannual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco Oppenheimer International Diversified Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239546).

14.

Statement of Additional Information dated October 28, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Main Street Mid Cap Fund (filed via EDGAR on October 25, 2019, Accession No. 0001193125-19-274789).

15.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series) with respect to Invesco Oppenheimer Main Street Mid Cap Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

16.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended June 30, 2019, with respect to Invesco Oppenheimer Main Street Mid Cap Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239811).

17.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended June 30, 2018, with respect to Oppenheimer Main Street Mid Cap Fund (filed via EDGAR on August 27, 2018, Accession No. 0001193125-18-258786).

18.

Statement of Additional Information dated February 12, 2020 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Oppenheimer Discovery Mid Cap Growth Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

19.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Oppenheimer Discovery Mid Cap Growth Fund (filed via EDGAR on January 3, 2020, Accession No. 000193125-20-001332).

20.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer Discovery Mid Cap Growth Fund (filed via EDGAR on December 28 2018, Accession No. 000193125-18-359561).

15

21.

Statement of Additional Information dated December 9, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (filed via EDGAR on December 9, 2019, Accession No. 0001193125-19-309400).

22.

Supplement dated December 9, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (filed via EDGAR on December 9, 2019, Accession No. 0001193125-19-309402).

23.

Supplements dated December 13, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (filed via EDGAR on December 13, 2019, Accession Nos. 0001193125-19-313405 and 313416).

24.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Portfolio Series Annual Report to Shareholders for the fiscal year ended January 31, 2019, with respect to Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (filed via EDGAR on April 5, 2019, Accession No. 0001193125-19-099404).

25.

The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semiannual Report to Shareholders for the fiscal period ended July 31, 2019, with respect to Invesco Oppenheimer Moderate Investor Fund (filed via EDGAR on October 4, 2019, Accession No. 0001193125-19-262711).

26.

Statement of Additional Information dated May 25, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on May 23, 2019, Accession No. 0001193125-19-154407).

27.

Supplement dated June 10, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on June 10, 2019, Accession No. 0001193125-19-169378).

28.

Supplement dated June 21, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on June 21, 2019, Accession No. 0001193125-19-178754).

29.

Supplement dated July 12, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on July 12, 2019, Accession No. 0001193125-19-193200).

30.

Supplement dated July 19, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197961).

31.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

32.

Supplements dated January 31, 2020 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on January 31, 2020, Accession Nos. 0001193125-20-021566 and 021567).

33.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester Fund Municipals Annual Report to Shareholders for the fiscal year ended December 31, 2018 with respect to the Oppenheimer Rochester Municipals Fund (filed via EDGAR on March 4, 2019, Accession No. 0001193125-19-062333).

16

34.

The unaudited financial statements included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Semiannual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco Oppenheimer Rochester Municipals Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239808).

35.

Statement of Additional Information dated February 12, 2020 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Multi-Asset Income Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

36.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Multi-Asset Income Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001332).

37.

Statement of Additional Information dated December 10, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Dividend Income Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-309434, as supplemented on August 28, 2019).

38.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Dividend Income Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

39.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Dividend Income Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

40.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Dividend Income Fund (filed via EDGAR on July 8, 2019, Accession No. 0001193125-19-190272).

41.

The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco Dividend Income Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001325).

42.

Statement of Additional Information dated December 10, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Government Money Market Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-309422).

43.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Government Money Market Fund (filed via EDGAR on December 13, 2019, Accession No 0001193125-19-313416).

44.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Government Money Market Fund (filed via EDGAR on January 31, 2020, Accession No 0001193125-20-021567).

17

45.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended February 28, 2019, with respect to Invesco Government Money Market Fund (filed via EDGAR on May 9, 2019, Accession No. 0001193125-19-142233).

46.

The unaudited financial statements included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Semiannual Report to Shareholders for the fiscal period ended August 31, 2019, with respect to Invesco Government Money Market Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287084).

47.

Statement of Additional Information dated June 28, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184387).

48.

Supplement dated July 19, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197961).

49.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

50.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

51.

The audited financial statements and related report of the independent public accounting firm included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Annual Report to Shareholders for the fiscal year ended February 28, 2019, with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on May 9, 2019, Accession No. 0001193125-19-142235).

52.

The unaudited financial statements included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Semiannual Report to Shareholders for the fiscal period ended August 31, 2019, with respect to Invesco Intermediate Term Municipal Income Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-286881).

53.

Statement of Additional Information dated June 28, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184374).

54.

Supplement dated July 19, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on July 19, 2019, Accession No 0001193125-19-197958).

55.

Supplement dated December 10, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on December 10, 2019, Accession No 0001193125-19-310023).

56.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on December 13, 2019, Accession No 0001193125-19-313416).

57.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Short Term Bond Fund (filed via EDGAR on January 31, 2020, Accession No 0001193125-20-021567).

58.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended February 28, 2019, with respect to Invesco Short Term Bond Fund (filed via EDGAR on May 9, 2019, Accession No. 0001193125-19-142233).

59.

The unaudited financial statements included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Semiannual Report to Shareholders for the fiscal period ended August 31, 2019, with

18

respect to Invesco Short Term Bond Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287084).

60.

Statement of Additional Information dated December 9, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Quality Income Fund (filed via EDGAR on December 9, 2019, Accession No. 0001193125-19-309400).

61.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Quality Income Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

62.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2018, with respect to Invesco Quality Income Fund (filed via EDGAR on March 8, 2019, Accession No. 0001193125-19-068857).

63.

The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semiannual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco Quality Income Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239546).

64.

Statement of Additional Information dated February 12, 2020 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Global Infrastructure Fund (filed via EDGAR on February 11, 2020, Accession No. 0001193125-20-031496).

65.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to Invesco Global Infrastructure Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001332).

66.

Statement of Additional Information dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR August 27, 2019, Accession No. 0001193125-19-230919, as supplemented August 28, 2019, Accession No. 0001193125-19-234893).

67.

Supplement dated December 10, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-310055).

19

68.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

69.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco American Value Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

70.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco American Value Fund (filed via EDGAR on July 8, 2019, Accession No. 0001193125-19-190272).

71.

The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco American Value Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001325).

72.

Statement of Additional Information dated June 28, 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on June 27, 2019, Accession No. 0001193125-19-184374).

73.

Supplement dated July 19, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on July 19, 2019, Accession No 0001193125-19-197958).

74.

Supplement dated December 10, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-310023).

75.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

76.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Real Estate Fund (filed via EDGAR on January 31, 2020, Accession No 0001193125-20-021567).

77.

The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended February 28, 2019, with respect to Invesco Real Estate Fund (filed via EDGAR on May 9, 2019, Accession No. 0001193125-19-142233).

78.

The unaudited financial statements included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Semiannual Report to Shareholders for the fiscal period ended August 31, 2019, with respect to Invesco Real Estate Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287084).

79.

Statement of Additional Information dated December 20, 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Short Duration High Yield Municipal Fund (filed via EDGAR December 20, 2019, Accession No. 0001193125-19-319294).

80.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Counselor Series Trust (Invesco Counselor Series Trust), with respect to Invesco Short Duration High Yield Municipal Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125 20-021567).

81.

The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Invesco Short Duration High Yield Municipal Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-287125).

82.

Statement of Additional Information dated December 10, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Small Cap Value Fund (filed via EDGAR on December 11, 2019, Accession No. 0001193125-19-311472).

83.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Small Cap Value Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

84.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Small Cap Value Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

20

85.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Small Cap Value Fund (filed via EDGAR on July 8, 2019, Accession No. 0001193125-19-190272).

86.

The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco Small Cap Value Fund (filed via EDGAR on January 3, 2020, Accession No. 0001193125-20-001325).

87.

Statement of Additional Information dated December 10, 2019 for Invesco Management Trust, with respect to Invesco Conservative Income Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-309417).

88.

Supplement dated December 13, 2019 to the Statement of Additional Information for Invesco Management Trust, with respect to Invesco Conservative Income Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

89.

The audited financial statements and related report of the independent public accounting firm included in the Invesco Management Trust Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Invesco Conservative Income Fund (filed via EDGAR on November 7, 2019, Accession No. 0001193125-19-286837).

90.

Statement of Additional Information dated November 22, 2019 for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (filed via EDGAR on November 21, 2019, Accession No. 0001193125-19-297608).

91.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

92.

Supplements dated January 31, 2020 to the Statement of Additional Information for AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (filed via EDGAR on January 31, 2020, Accession Nos. 0001193125-20-021566 and 021567).

93.

The audited financial statements and related report of the independent public accounting firm included in the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Annual Report to Shareholders for the fiscal year ended July 31, 2019, with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (filed via EDGAR on October 15, 2019, Accession No. 0001193125-19-267768).

94.

The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Rochester Pennsylvania Municipal Fund (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-294642).

95.

Statement of Additional Information dated April 30, 2019 for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-125456).

96.

Supplement dated May 31, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on May 31, 2019, Accession No. 0001193125-19-162381).

97.

Supplement dated June 10, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on June 10, 2019, Accession No. 0001193125-19-169370).

98.

Supplement dated July 19, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on July 19, 2019, Accession No. 0001193125-19-197960).

99.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

100.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), with respect to Invesco Small Cap Growth Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125- 20-021567).

21

101.

The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2018, with respect to Invesco Small Cap Growth Fund (filed via EDGAR on March 8, 2019, Accession No. 0001193125-19-068857).

102.

The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semiannual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco Small Cap Growth Fund (filed via EDGAR on September 6, 2019, Accession No. 0001193125-19-239546).

103.

Statement of Additional Information dated August 28, 2019 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Fund (filed via EDGAR on August 27, 2019, Accession No. 0001193125-19-230919, as supplemented on August 28, 2019, Accession No. 0001193125-19-234893).

104.

Supplement dated December 10, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Fund (filed via EDGAR on December 10, 2019, Accession No. 0001193125-19-310055).

105.

Supplement dated December 13, 2019 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Fund (filed via EDGAR on December 13, 2019, Accession No. 0001193125-19-313416).

106.

Supplement dated January 31, 2020 to the Statement of Additional Information for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Technology Fund (filed via EDGAR on January 31, 2020, Accession No. 0001193125-20-021567).

107.

The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2019, with respect to Invesco Technology Fund (filed via EDGAR on July 8, 2019, Accession No. 0001193125-19-190272).

108.

The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semiannual Report to Shareholders for the fiscal period ended October 31, 2019, with respect to Invesco Technology Fund (filed via EDGAR on January 3, 2020, Accession No.  0001193125-20-001325).

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of each Target Fund identified in the table below into its corresponding Acquiring Fund because the net asset value of each Target Fund does not exceed ten percent of the net asset value of the corresponding Acquiring Fund as measured on December 16, 2019.

Target Fund	Target Fund NAV	Acquiring Fund	Acquiring Fund NAV
Invesco International Allocation Fund	$118,032,115	Invesco Oppenheimer International Diversified Fund	$4,925,039,965
Invesco New York Tax Free Income Fund	$173,475,022	Invesco Oppenheimer Rochester Municipals Fund	$5,479,500,809
Invesco Oppenheimer Small Cap Value Fund	$33,687,719	Invesco Small Cap Value Fund	$1,365,448,116
Invesco Oppenheimer Ultra-Short Duration Fund	$100,368,704	Invesco Conservative Income Fund	$2,645,107,033
Invesco Technology Sector Fund	$100,872,150	Invesco Technology Fund	$1,015,520,075

22

Pro Forma Financial Information

Invesco California Tax-Free Income Fund into Invesco Oppenheimer Rochester California

Municipal Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco California Tax-Free Income Fund	Invesco Oppenheimer Rochester California Municipal Fund	August 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to a corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	37,480,752	Class A
Class C	4,903,532	Class A
Class Y	5,243,741	Class Y
Class R6	1,585,298	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco California Tax-Free Income Fund (Target Fund)	$444,803,848	August 31, 2019
Invesco Oppenheimer Rochester California Municipal Fund (Acquiring Fund)	1,610,926,354	August 31, 2019
Invesco Oppenheimer Rochester California Municipal Fund (Pro Forma Combined)	$2,055,730,202	August 31, 2019

1

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(645,000)
Distribution fees (2)	(254,000)
Interest, facilities and maintenance fees (3)	782,000
Professional fees (4)	(63,000)
Trustees’ and officers’ fees and benefits (5)	(20,000)

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class Y, and Class R6 shares to 0.96%, 0.70%, and 0.60%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the current expenses of Class A shares.
(3)	Interest, facilities and maintenance fees have increased to reflect current fees of the Acquiring Fund.
(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(5)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability

2

or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco California Tax-Free Income Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$476,996,939	$—	$476,996,939

Total Investments	$—	$476,996,939	$—	$476,996,939

Invesco Oppenheimer Rochester California Municipal Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,670,218,497	$2,535,000	$1,672,753,497

Total Investments	$—	$1,670,218,497	$2,535,000	$1,672,753,497

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Invesco Oppenheimer Rochester California Municipal Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,147,215,436	$2,535,000	$2,149,750,436

Total Investments	$—	$2,147,215,436	$2,535,000	$2,149,750,436

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $90,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At August 31, 2019, the Target Fund had a capital loss carryforward of approximately $14,703,163.

At July 31, 2019, the Acquiring Fund had a capital loss carryforward of approximately $246,043,664. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Global Small & Mid Cap Growth Fund into Invesco Global Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Global Small & Mid Cap Growth Fund	Invesco Global Growth Fund	October 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	12,775,174	Class A
Class C	367,974	Class C
Class Y	498,072	Class Y
Class R5	98,138	Class R5
Class R6	48,038	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Global Small & Mid Cap Growth Fund (Target Fund)	$442,703,336	October 31, 2019
Invesco Global Growth Fund (Acquiring Fund)	447,002,516	October 31, 2019
Invesco Global Growth Fund (Pro Forma Combined)	$889,705,852	October 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(138,000)
Professional fees (2)	(64,000)
Trustees’ and officers’ fees and benefits (3)	(20,000)
Fee waiver and/or expense reimbursements (1)	(288,000)

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 0.97%, 0.87% and 0.87%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(3)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

6

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

7

Level 1	– Prices are determined using quoted prices in an active market for identical assets.

Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Small & Mid Cap Growth Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$234,262,223	$181,635,321	$—	$415,897,544
Money Market Funds	26,277,782	—	—	26,277,782

Total Investments	$260,540,005	$181,635,321	$—	$442,175,326

Invesco Global Growth Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$279,192,330	$157,544,854	$—	$436,737,184
Money Market Funds	9,632,065	—	—	9,632,065

Total Investments	$288,824,395	$157,544,854	$—	$446,369,249

Invesco Global Growth Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$513,454,553	$339,180,175	$—	$852,634,728
Money Market Funds	35,909,847	—	—	35,909,847

Total Investments	$549,364,400	$339,180,175	$—	$888,544,575

*	Unrealized appreciation (depreciation).

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $137,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 – Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

8

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At October 31, 2019, the Target Fund did not have a capital loss carryforward.

At October 31, 2019, the Acquiring Fund did not have a capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

9

Pro Forma Financial Information

Invesco Mid Cap Core Equity Fund into Invesco Oppenheimer Main Street Mid Cap Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Mid Cap Core Equity Fund	Invesco Oppenheimer Main Street Mid Cap Fund	June 30, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	30,471,150	Class A
Class C	1,731,970	Class C
Class R	1,690,088	Class R
Class Y	2,080,852	Class Y
Class R5	834,206	Class R5
Class R6	1,187,530	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Mid Cap Core Equity Fund (Target Fund)	$952,765,003	June 30, 2019
Invesco Oppenheimer Main Street Mid Cap Fund (Acquiring Fund)	2,243,014,305	June 30, 2019
Invesco Oppenheimer Main Street Mid Cap Fund (Pro Forma Combined)	$3,195,779,308	June 30, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(1,348,000)
Distribution fees (2)	(115,000)
Professional fees (3)	(59,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)
Fee waiver and/or expense reimbursements (1)	629,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.84%, 1.34%, 0.84%, 0.72% and 0.67%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund upon closing of the Reorganization, distribution fees have been adjusted to reflect the current expenses of Class A shares.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Core Equity Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$876,930,003	$15,234,634	$—	$892,164,637
Money Market Funds	57,600,030	—	—	57,600,030

Total Investments	$934,530,033	$15,234,634	$—	$949,764,667

Invesco Oppenheimer Main Street Mid Cap Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,195,950,354	$—	$—	$2,195,950,354
Money Market Funds	32,272,338	—	—	32,272,338

Total Investments	$2,228,222,692	$—	$—	$2,228,222,692

Invesco Oppenheimer Main Street Mid Cap Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,072,880,357	$15,234,634	$—	$3,088,114,991
Money Market Funds	89,872,368	—	—	89,872,368

Total Investments	$3,162,752,725	$15,234,634	$—	$3,177,987,359

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $228,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization.

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Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At December 31, 2018, the Target Fund did not have a capital loss carryforward.

At June 30, 2019, the Acquiring Fund had a capital loss carryforward of approximately $25,851,332. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Mid Cap Growth Fund into Invesco Oppenheimer Discovery Mid Cap Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund	October 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	112,396,623	Class A
Class C	2,768,957	Class C
Class R	1,227,604	Class R
Class Y	5,665,433	Class Y
Class R5	5,007,843	Class R5
Class R6	4,126,657	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Mid Cap Growth Fund (Target Fund)	$2,924,785,871	October 31, 2019
Invesco Oppenheimer Discovery Mid Cap Growth Fund (Acquiring Fund)	1,561,431,537	October 31, 2019
Invesco Oppenheimer Discovery Mid Cap Growth Fund (Pro Forma Combined)	$4,486,217,408	October 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(2,000,000)
Distribution fees (2)	(915,000)
Professional fees (3)	(50,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.86%, 1.37%, 0.87%, 0.76% and 0.71%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)

Under the terms of the master distribution agreement of the Acquiring Fund upon closing of the Reorganization, distribution fees have been adjusted to reflect the current expenses of Class A and Class C shares.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, [or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service, they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment

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companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

17

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2019, all of the securities in Invesco Mid Cap Growth Fund (Target Fund) with a value of $2,922,223,492 and Invesco Oppenheimer Discovery Mid Cap Growth Fund (Acquiring Fund) with a value of $1,556,483,172 were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $369,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expense of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At April 30, 2019, the Target Fund did not have a capital loss carryforward.

At October 31, 2019, the Acquiring Fund did not have a capital loss carryforward.

For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Moderate Allocation Fund into Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended July 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Moderate Allocation Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	July 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	47,395,216	Class A
Class C	5,162,114	Class C
Class R	1,257,255	Class R
Class Y	708,063	Class Y
Class S	2,048,732	Class S
Class R5	1,165	Class R5
Class R6	820	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

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Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Moderate Allocation Fund (Target Fund)	$707,151,489	July 31, 2019
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (Acquiring Fund)	1,559,544,596	July 31, 2019
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (Pro Forma Combined)	2,266,696,085	July 31, 2019

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Distribution fees (1)	(49,000)
Administrative services fees (2)	(147,000)
Professional fees (3)	(34,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)
Fee waiver and/or expense reimbursements (5)	(492,000)

(1)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the current expenses of Class A shares.
(2)	Administrative services fees were adjusted to remove all fees from the Acquiring Fund in accordance with current agreement.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(5)

Fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class S, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.22%, 0.37%, 0.17% and 0.12%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. In addition, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021 to waive and/or reimburse certain Fund expenses at an annual rate of 0.07% of the Fund’s daily net assets. Unless Invesco continues the fee waiver agreements, they will terminate May 31, 2021. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amend (the “Internal Revenue Code”).

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Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

21

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Moderate Allocation Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$707,145,522	$—	$—	$707,145,522

Total Investments	$707,145,522	$—	$—	$707,145,522

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$1,396,556,714	$163,091,896	$—	$1,559,648,610

Total Investments	1,396,556,714	163,091,896	—	1,559,648,610

Other Investments - Assets*
Futures contracts	2,492,193	—	—	2,492,193

Total Other Investments	2,492,193	—	—	2,492,193

Total Investments	$1,399,048,907	$163,091,896	$	$1,562,140,803

*	Unrealized appreciation

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Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$2,103,702,236	$163,091,896	$—	$2,266,794,132

Total Investments	2,103,702,236	163,091,896	—	2,266,794,132

Other Investments - Assets*
Futures contracts	2,492,193	—	—	2,492,193

Total Other Investments	2,492,193	—		2,492,193

Total Investments	$2,106,194,429	$163,091,896	$—	$2,269,286,325

*	Unrealized appreciation

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $119,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expense of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At December 31, 2018, the Target Fund did not have a capital loss carryforward.

At January 31, 2019, the Acquiring Fund did not have a capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund into Invesco Multi-Asset Income Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Capital Income Fund	Invesco Oppenheimer Global Multi-Asset Income Fund	Invesco Multi-Asset Income Fund	October 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Funds and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Funds by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Funds’ shareholders and (c) the distribution of shares in complete liquidation of the Target Funds and the cancellation of the outstanding shares of the Target Funds. The table below shows the class and shares that Target Funds shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Invesco Oppenheimer Capital Income Fund (Target Fund) Shares Exchanged	Invesco Oppenheimer Global Multi-Asset Income Fund (Target Fund) Shares Exchanged	Acquiring Fund Share Class
Class A	128,115,467	5,477,989	Class A
Class C	19,849,618	505,411	Class C
Class R	6,265,310	149,155	Class R
Class Y	32,241,491	2,069,276	Class Y
Class R5	941	924	Class R5
Class R6	11,153,654	45,532	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Funds the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Capital Income Fund (Target Fund)	$2,132,181,051	October 31, 2019
Invesco Oppenheimer Global Multi-Asset Income Fund (Target Fund)	89,004,688	October 31, 2019
Invesco Multi-Asset Income Fund (Acquiring Fund)	769,452,341	October 31, 2019
Invesco Multi-Asset Income Fund (Pro Forma Combined)	$2,990,638,080	October 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(3,190,000)
Distribution fees (2)	(65,000)
Professional fees (3)	(106,000)
Trustees’ and officers’ fees and benefits (4)	(40,000)
Fee waiver and/or expense reimbursements (1)	1,993,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the current expenses of Class A shares.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

25

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

26

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer Capital Income Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Preferred Stocks	$434,451,627	$—	$—	$434,451,627
Exchange-Traded Notes	—	373,599,253	—	373,599,253
U.S. Dollar Denominated Bonds & Notes	—	336,735,936	—	336,735,936
Non-U.S. Dollar Denominated Bonds & Notes	—	353,374,528	—	353,374,528
Common Stocks & Other Equity Interests	263,355,256	—	—	263,355,256
U.S. Treasury Securities	—	139,674,769	—	139,674,769
Asset-Backed Securities	—	20,221,211	—	20,221,211
Exchange-Traded Funds	19,652,248	—	—	19,652,248
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	8,164,323	—	8,164,323
Money Market Funds	159,441,862	—	—	159,441,862
Options Purchased	—	256,051	—	256,051

Total Investments in Securities	876,900,993	1,232,026,071	—	2,108,927,064

Other Investments - Assets*
Futures Contracts	14,069,285	—	—	14,069,285
Forward Foreign Currency Contracts	—	75,387,756	—	75,387,756

	14,069,285	75,387,756	—	89,457,041

Other Investments - Liabilities*
Futures Contracts	(2,610,134)	—	—	(2,610,134)
Forward Foreign Currency Contracts	—	(75,893,589)	—	(75,893,589)
Options Written	—	(106,067)	—	(106,067)
Swap Agreements	—	(5,725)	—	(5,725)

	(2,610,134)	(76,005,381)	—	(78,615,515)

Total Other Investments	11,459,151	(617,625)	—	10,841,526

Total Investments	$888,360,144	$1,231,408,446	$—	$2,119,768,590

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

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Invesco Oppenheimer Global Multi-Asset Income Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$29,602,838	$—	$29,602,838
Preferred Stocks	19,136,758	—	—	19,136,758
Non-U.S. Dollar Denominated Bonds & Notes	—	13,571,708	—	13,571,708
Common Stocks & Other Equity Interests	11,800,581	—	—	11,800,581
U.S. Treasury Securities	—	5,858,657	—	5,858,657
Exchange-Traded Funds	3,742,940	—	—	3,742,940
Money Market Funds	2,066,696	—	—	2,066,696
Options Purchased	—	9,145	—	9,145

Total Investments in Securities	36,746,975	49,042,348	—	85,789,323

Other Investments - Assets*
Futures Contracts	579,603	—	—	579,603

Other Investments - Liabilities*
Futures Contracts	(69,466)	—	—	(69,466)
Options Written	—	(3,788)	—	(3,788)
Swap Agreements	—	(241)	—	(241)

	(69,466)	(4,029)	—	(73,495)

Total Other Investments	510,137	(4,029)	—	506,108

Total Investments	$37,257,112	$49,038,319	$—	$86,295,431

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Multi-Asset Income Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$3,349,599	$429,458,784	$—	$432,808,383
Preferred Stocks	158,387,765	—	—	158,387,765
Common Stocks & Other Equity Interests	55,658,811	—	—	55,658,811
U.S. Treasury Securities	—	48,547,953	—	48,547,953
Exchange-Traded Notes	—	13,740,429	—	13,740,429
Exchange-Traded Funds	13,363,700	—	—	13,363,700
Asset-Backed Securities	—	2,857,258	—	2,857,258
Non-U.S. Dollar Denominated Bonds & Notes	—	734,492	—	734,492
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	107,000	—	107,000
Money Market Funds	59,774,908	—	—	59,774,908
Options Purchased	—	155,459	—	155,459

Total Investments in Securities	290,534,783	495,601,375	—	786,136,158

Other Investments - Assets*
Futures Contracts	4,726,196	—	—	4,726,196
Forward Foreign Currency Contracts	—	1,136	—	1,136
Swap Agreements	—	660	—	660

	4,726,196	1,796	—	4,727,992

Other Investments - Liabilities*
Futures Contracts	(682,540)	—	—	(682,540)
Forward Foreign Currency Contracts	—	(11,489)	—	(11,489)
Options Written	—	(64,398)	—	(64,398)

	(682,540)	(75,887)	—	(758,427)

Total Other Investments	4,043,656	(74,091)	—	3,969,565

Total Investments	$294,578,439	$495,527,284	$—	$790,105,723

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

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Invesco Multi-Asset Income Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$3,349,599	$795,797,558	$—	$799,147,157
Preferred Stocks	611,976,150	—		611,976,150
Exchange-Traded Notes	—	387,339,682	—	387,339,682
Non-U.S. Dollar Denominated Bonds & Notes	—	367,680,728	—	367,680,728
Common Stocks & Other Equity Interests	330,814,648	—	—	330,814,648
U.S. Treasury Securities	—	194,081,379	—	194,081,379
Exchange-Traded Funds	36,758,888	—	—	36,758,888
Asset-Backed Securities	—	23,078,469	—	23,078,469
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	8,271,323	—	8,271,323
Money Market Funds	221,283,466	—	—	221,283,466
Options Purchased	—	420,655	—	420,655

Total Investments in Securities	1,204,182,751	1,776,669,794	—	2,980,852,545

Other Investments - Assets*
Futures Contracts	19,375,084	—	—	19,375,084
Forward Foreign Currency Contracts	—	75,388,892	—	75,388,892
Swap Agreements	—	660	—	660

	19,375,084	75,389,552	—	94,764,636

Other Investments - Liabilities*
Futures Contracts	(3,362,140)	—	—	(3,362,140)
Forward Foreign Currency Contracts	—	(75,905,078)	—	(75,905,078)
Options Written	—	(174,253)	—	(174,253)
Swap Agreements	—	(5,966)	—	(5,966)

	(3,362,140)	(76,085,297)	—	(79,447,437)

Total Other Investments	16,012,944	(695,745)	—	15,317,199

Total Investments	$1,220,195,695	$1,775,974,049	$—	$2,996,169,744

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Note 6 – Reorganization Costs

Invesco Oppenheimer Capital Income Fund (a “Target Fund”) is expected to incur an estimated $225,000 in Reorganization costs and will bear 100% of these Reorganization costs. Invesco Oppenheimer Global Multi-Asset Income Fund (a “Target Fund”) is expected to incur an estimated $75,000 in Reorganization costs and Invesco will bear 100% of these costs. These costs represent the estimated non-recurring expenses for each Target Fund carrying out its respective obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for any Target Fund’s expenses to be incurred in connection with the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At August 31, 2019, Invesco Oppenheimer Capital Income Fund (Target Fund) had a capital loss carryforward of approximately $67,944,990.

29

At October 31, 2019, Invesco Oppenheimer Global Multi-Asset Income Fund (Target Fund) had a capital loss carryforward of approximately $9,192,354.

At October 31, 2019, the Acquiring Fund had a capital loss carryforward of approximately $20,227,581. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Oppenheimer Dividend Opportunity Fund and Invesco Oppenheimer

Equity Income Fund into Invesco Dividend Income Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Funds	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Dividend Opportunity Fund	Invesco Dividend Income Fund	October 31, 2019
Invesco Oppenheimer Equity Income Fund		October 31, 2019

Basis of Pro Forma Financial Information

Each Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Funds and the Acquiring Fund are each series of a registered open-end management investment company that issues its shares in separate series. Each Reorganization would be accomplished (a) the transfer of the assets and the assumption of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund (b) the distribution of such shares of the corresponding class to each Target Fund’s shareholders, and (c) the distribution of shares in complete liquidation of each Target Fund and the cancellation of the outstanding shares of each Target Fund. The table below shows the class and shares that each Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Invesco Oppenheimer Dividend Opportunity Fund (Target Fund) Shares Exchanged	Invesco Oppenheimer Equity Income Fund (Target Fund) Shares Exchanged	Acquiring Fund Share Class
Class A	8,320,994	93,288,157	Class A
Class C	1,300,514	14,516,207	Class C
Class R	638,831	4,547,526	Class R
Class Y	553,921	8,857,548	Class Y
Class R5	469	465	Class R5
Class R6	197,876	1,994,327	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by a Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

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Note 2 – Net Assets

The table below shows the net assets of the Target Funds, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Dividend Opportunity Fund (Target Fund)	$252,851,282	October 31, 2019
Invesco Oppenheimer Equity Income Fund (Target Fund)	2,829,055,371	October 31, 2019
Invesco Dividend Income Fund (Acquiring Fund)	1,411,541,915	October 31, 2019
Invesco Dividend Income Fund (Pro Forma Combined)	$4,493,448,568	October 31, 2019

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of each Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(4,160,000)
Distribution fees (2)	(414,000)
Professional fees (3)	(94,000)
Trustees’ and officers’ fees and benefits (4)	(40,000)
Fee waiver and/or expense reimbursements (1)	109,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.05%, 1.80%, 1.30%, 0.80%, 0.66% and 0.61%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)

Under the terms of the master distribution agreement of the Acquiring Fund upon closing of the Reorganization, distribution fees have been adjusted to reflect the current expenses of Class A, Class C and Class R shares.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

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independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

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Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer Dividend Opportunity Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$200,034,454	$31,454,608	$—	$231,489,062
Money Market Funds	21,186,334	—	—	21,186,334
Total Investments in Securities	221,220,788	31,454,608	—	252,675,396
Other Investments—Assets*
Forward Foreign Currency Contracts	—	458	—	458
Other Investments—Liabilities*
Forward Foreign Currency Contracts	—	(37,296)	—	(37,296)
Total Other Investments	—	(36,838)	—	(36,838)

Total Investments	$221,220,788	$31,417,770	$—	$252,638,558

*	Unrealized appreciation (depreciation).

Invesco Oppenheimer Equity Income Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,420,477,094	$178,976,836	$—	$2,599,453,930
Preferred Stocks	31,437,617	—	—	31,437,617
U.S. Denominated Bonds & Notes	—	425,951	—	425,951
Money Market Funds	210,482,347	—	—	210,482,347

Total Investments	$2,662,397,058	$179,402,787	$—	$2,841,799,845

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Invesco Dividend Income Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,128,657,060	$193,106,735	$—	$1,321,763,795
Money Market Funds	88,935,925	—	—	88,935,925
Total Investments in Securities	1,217,592,985	193,106,735	—	1,410,699,720
Other Investments—Liabilities*
Forward Foreign Currency Contracts	—	(75,697)	—	(75,697)

Total Investments	$1,217,592,985	$193,031,038	$—	$1,410,624,023

*	Unrealized appreciation (depreciation).

Invesco Dividend Income Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,749,168,608	$403,538,179	$—	$4,152,706,787
Preferred Stocks	31,437,617	—	—	31,437,617
U.S. Denominated Bonds & Notes	—	425,951	—	425,951
Money Market Funds	320,604,606	—	—	320,604,606
Total Investments in Securities	4,101,210,831	403,964,130	—	4,505,174,961
Other Investments—Assets*
Forward Foreign Currency Contracts	—	458	—	458
Other Investments—Liabilities*
Forward Foreign Currency Contracts	—	(112,993)	—	(112,993)
Total Other Investments	—	(112,535)		(112,535)

Total Investments	$4,101,210,831	$403,851,595	$—	$4,505,062,426

*	Unrealized appreciation (depreciation).

Note 6 – Reorganization Costs

Invesco Oppenheimer Dividend Opportunity Fund ( a “Target Fund”) is expected to incur an estimated $104,000 in Reorganization costs and Invesco will bear 100% of these Reorganization costs. Invesco Oppenheimer Equity Income Fund (a “Target Fund”) is expected to incur an estimated $366,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expenses for each Target Fund carrying out its respective obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for any Target Fund’s expenses to be incurred in connection with the Reorganization.

Note 7 – Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At April 30, 3019, Invesco Oppenheimer Dividend Opportunity Fund (a “Target Fund”) did not have a capital loss carryforward.

At October 31, 2019, Invesco Oppenheimer Equity Income Fund (a “Target Fund”) did not have a capital loss carryforward.

At April 30, 2019, the Acquiring Fund did not have a capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Oppenheimer Government Cash Reserves Fund into Invesco Government Money Market Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Government Cash Reserves Fund	Invesco Government Money Market Fund	August 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	340,232,793	Class A
Class C	95,682,071	Class C
Class R	121,751,325	Class R
Class Y	68,037	Class Y
Class R6	10,000	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Government Cash Reserves Fund (Target Fund)	$557,804,066	August 31, 2019
Invesco Government Money Market Fund (Acquiring Fund)	2,321,711,149	August 31, 2019
Invesco Government Money Market Fund (Pro Forma Combined)	$2,879,515,215	August 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(1,816,000)
Distribution fees (2)	(192,000)
Professional fees (3)	(34,000)
Trustees’ and officers’ fees and benefits (4)	(18,000)
Fee waiver and/or expense reimbursements (1)(2)	522,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 0.89%, (after 12b-1 waivers), 1.44% (after 12b-1 waivers), 1.19% (after 12b-1 waivers), 0.64% and 0.54%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)

Under the terms of the master distribution agreement of the Acquiring Fund upon closing of the Reorganization, distribution fees have been adjusted to reflect the current expenses of Class C and Class R shares. Correspondingly, 12b-1 waivers have been adjusted to reflect the contractual agreement by Invesco Distributors, Inc. to waive 12b-1 fees payable under the Distribution and/or Service Plans to 0.00% of the average daily net assets for each class of shares of the Fund through at least May 31, 2021.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2019, all of the securities in Invesco Oppenheimer Government Cash Reserves Fund (Target Fund) with a value of $557,520,287 and Invesco Government Money Market Fund (Acquiring Fund) with a value of $2,341,419,094 were valued based on Level 2 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $110,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At July 31, 2019, the Target Fund did not have a capital loss carryforward.

At February 28, 2019, the Acquiring Fund had a capital loss carryforward of approximately $51,656. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Oppenheimer Intermediate Term Municipal Fund into Invesco Intermediate Term

Municipal Income Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Intermediate Term Municipal Fund	Invesco Intermediate Term Municipal Income Fund	August 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	11,930,721	Class A
Class C	2,256,055	Class C
Class Y	4,855,364	Class Y
Class R6	893	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Intermediate Term Municipal Fund (Target Fund)	$218,737,882	August 31, 2019
Invesco Intermediate Term Municipal Income Fund (Acquiring Fund)	1,503,978,867	August 31, 2019
Invesco Intermediate Term Municipal Income Fund (Pro Forma Combined)	$1,722,716,749	August 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(1,035,000)
Professional fees (2)	(55,000)
Interest, facilities and maintenance fees (3)	(258,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)
Fee waiver and/or expense reimbursements (1)	445,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 0.59% and 0.59%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(3)	Interest, facilities and maintenance fees decreased to reflect current fees of the Acquiring Fund.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid

40

price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

41

Invesco Oppenheimer Intermediate Term Municipal Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$215,965,636	$—	$215,965,636

Total Investments	$—	$215,965,636	$—	$215,965,636

Invesco Intermediate Term Municipal Income Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,549,675,747	$—	$1,549,675,747
Other Investments - Assets*
Futures Contracts	15,234	—	—	15,234

Total Investments	$15,234	$1,549,675,747	$—	$1,549,690,981

*	Unrealized appreciation (depreciation).

Invesco Intermediate Term Municipal Income Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,765,641,383	$—	$1,765,641,383
Other Investments - Assets*
Futures Contracts	15,234	—	—	15,234

Total Investments	$15,234	$1,765,641,383	$—	$1,765,656,617

*	Unrealized appreciation (depreciation).

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $162,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At September 30, 2019, the Target Fund had a capital loss carryforward of approximately $3,985,195.

At February 28, 2019, the Acquiring Fund had a capital loss carryforward of approximately $25,023,640. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

42

Pro Forma Financial Information

Invesco Oppenheimer Limited-Term Bond Fund into Invesco Short Term Bond Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Limited-Term Bond Fund	Invesco Short Term Bond Fund	August 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	77,447,623	Class A
Class C	12,446,237	Class C
Class R	4,593,150	Class R
Class Y	56,972,098	Class Y
Class R5	1,174	Class R5
Class R6	47,814,058	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Limited-Term Bond Fund (Target Fund)	$1,719,271,778	August 31, 2019
Invesco Short Term Bond Fund (Acquiring Fund)	1,536,219,023	August 31, 2019
Invesco Short Term Bond Fund (Pro Forma Combined)	$3,255,490,801	August 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(779,000)
Distribution fees (2)	(1,010,000)
Professional fees (3)	(53,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)
Fee waiver and/or expense reimbursements (1)	(21,000)

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.59% (after 12b-1 waivers), 1.09%, 0.45%, 0.44% and 0.39%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. In addition, Invesco Distributors, Inc. has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the current expenses of Class A shares, Class C shares and Class R shares.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

44

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

45

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer Limited-Term Bond Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,152,768,815	$—	$1,152,768,815
Asset-Backed Securities	—	247,610,318	111,335	247,721,653
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	281,838,034	30,470	281,868,504
Money Market Funds	77,104,539	—	—	77,104,539

Total Investments	77,104,539	1,682,217,167	141,805	1,759,463,511

Other Investments - Assets*
Futures Contracts	469,392	—	—	469,392

Other Investments - Liabilities*
Futures Contracts	(995,740)	—	—	(995,740)
Swap Agreements	—	(4,283,544)	—	(4,283,544)

	(995,740)	(4,283,544)	—	(5,279,284)

Total Other Investments	(526,348)	(4,283,544)	—	(4,809,892)

Total Investments	$76,578,191	$1,677,933,623	$141,805	$1,754,653,619

*	Unrealized appreciation (depreciation).

46

Invesco Short Term Bond Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,021,999,287	$—	$1,021,999,287
Asset-Backed Securities	—	402,145,700	—	402,145,700
U.S. Treasury Securities	—	63,019,206	—	63,019,206
Agency Credit Risk Transfer Notes	—	21,425,303	—	21,425,303
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,828,940	—	3,828,940
Preferred Stocks	2,060,250	—	—	2,060,250
Money Market Funds	753,873	—	—	753,873

Total Investments	2,814,123	1,512,418,436	—	1,515,232,559

Other Investments - Assets*
Futures Contracts	144,834	—	—	144,834

Total Investments	$2,958,957	$1,512,418,436	$—	$1,515,377,393

* Unrealized appreciation.

Invesco Short Term Bond Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,174,768,102	$—	$2,174,768,102
Asset-Backed Securities	—	649,756,018	111,335	649,867,353
U.S. Treasury Securities	—	63,019,206	—	63,019,206
Agency Credit Risk Transfer Notes	—	21,425,303	—	21,425,303
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	285,666,974	30,470	285,697,444
Preferred Stocks	2,060,250	—	—	2,060,250
Money Market Funds	77,858,412	—	—	77,858,412

Total Investments	79,918,662	3,194,635,603	141,805	3,274,696,070

Other Investments - Assets*
Futures Contracts	614,226	—	—	614,226

Other Investments - Liabilities*
Futures Contracts	(995,740)	—	—	(995,740)
Swap Agreements	—	(4,283,544)	—	(4,283,544)

	(995,740)	(4,283,544)	—	(5,279,284)

Total Other Investments	(381,514)	(4,283,544)	—	(4,665,058)

Total Investments	$79,537,148	$3,190,352,059	$141,805	$3,270,031,012

*	Unrealized appreciation (depreciation).

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $183,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

47

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At August 31, 2019, the Target Fund had a capital loss carryforward of $46,478,574.

At February 28, 2019, the Acquiring Fund had a capital loss carryforward of approximately $23,178,618. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

48

Pro Forma Financial Information

Invesco Oppenheimer Limited-Term Government Fund into Invesco Quality Income Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Limited-Term Government Fund	Invesco Quality Income Fund	June 30, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	38,791,372	Class A
Class C	4,781,752	Class C
Class R	2,274,109	Class R
Class Y	9,944,107	Class Y
Class R5	853	Class R5
Class R6	27,955,441	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Limited-Term Government Fund (Target Fund)	$984,646,609	June 30, 2019
Invesco Quality Income Fund (Acquiring Fund)	489,194,161	June 30, 2019
Invesco Quality Income Fund (Pro Forma Combined)	$1,473,840,770	June 30, 2019

49

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(480,000)
Professional fees (2)	(53,000)
Trustees’ and officers’ fees and benefits (3)	(20,000)
Fee waiver and/or expense reimbursements (1)	18,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.80%, 1.60%, 1.10%, 0.50%, 0.53% and 0.48%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(3)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

50

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not

51

readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer Limited-Term Government Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$1,098,131,524	$—	$1,098,131,524
Asset-Backed Securities	—	68,758,713	—	68,758,713
Money Market Funds	14,091,647	—	—	14,091,647

Total Investments	14,091,647	1,166,890,237	—	1,180,981,884

Other Investments - Assets*
Futures Contracts	229,057	—	—	229,057
Other Investments - Liabilities*
Futures Contracts	(1,533,562)	—	—	(1,533,562)

Total Other Investments	(1,304,505)	—	—	(1,304,505)

Total Investments	$12,787,142	$1,166,890,237	$—	$1,179,677,379

*	Unrealized appreciation (depreciation).

Invesco Quality Income Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$458,601,326	$—	$458,601,326
Asset-Backed Securities	—	197,818,307	—	197,818,307
Agency Credit Risk Transfer Notes	—	33,370,136	—	33,370,136
U.S. Treasury Securities	—	396,123	—	396,123
Money Market Funds	10,477,988	—	—	10,477,988

Total Investments	10,477,988	690,185,892	—	700,663,880

Other Investments - Assets*
Futures Contracts	115,400	—	—	115,400
Other Investments - Liabilities*
Futures Contracts	(704,449)	—	—	(704,449)

Total Other Investments	(589,049)	—	—	(589,049)

Total Investments	$9,888,939	$690,185,892	$—	$700,074,831

*	Unrealized appreciation (depreciation).

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Invesco Quality Income Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$1,556,732,850	$—	$1,556,732,850
Asset-Backed Securities	—	266,577,020	—	266,577,020
Agency Credit Risk Transfer Notes	—	33,370,136	—	33,370,136
U.S. Treasury Securities	—	396,123	—	396,123
Money Market Funds	24,569,635	—	—	24,569,635

Total Investments	24,569,635	1,857,076,129	—	1,881,645,764

Other Investments - Assets*
Futures Contracts	344,457	—	—	344,457
Other Investments - Liabilities*
Futures Contracts	(2,238,011)	—	—	(2,238,011)

Total Other Investments	(1,893,554)	—	—	(1,893,554)

Total Investments	$22,676,081	$1,857,076,129	$—	$1,879,752,210

*	Unrealized appreciation (depreciation).

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $132,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At September 30, 2019, the Target Fund had a capital loss carryforward of approximately $52,467,513.

At December 31, 2018, the Acquiring Fund had a capital loss carryforward of approximately $47,154,371. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Oppenheimer Global Infrastructure into Invesco Global Infrastructure Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Global Infrastructure Fund	Invesco Global Infrastructure Fund	October 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	1,572,212	Class A
Class C	116,583	Class C
Class R	318,201	Class R
Class Y	140,587	Class Y
Class R5	879	Class R5
Class R6	8,598,880	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Global Infrastructure Fund (Target Fund)	$127,792,201	October 31, 2019
Invesco Global Infrastructure Fund (Acquiring Fund)	21,735,783	October 31, 2019
Invesco Global Infrastructure Fund (Pro Forma Combined)	$149,527,984	October 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(61,000)
Distribution fees (2)	(5,000)
Professional fees (3)	(52,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)
Fee waiver and/or expense reimbursements (1)	106,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund upon closing of the Reorganization, distribution fees have been adjusted to reflect the current expenses of Class A shares.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

55

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

56

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer Global Infrastructure Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$51,875,610	$66,952,495	$—	$118,828,105
Money Market Funds	8,725,415	—	—	8,725,415

Total Investments	$60,601,025	$66,952,495	$—	$127,553,520

Invesco Global Infrastructure Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$13,611,344	$7,873,533	$—	$21,484,877
Money Market Funds	417,717	—	—	417,717

Total Investments	$14,029,061	$7,873,533	$—	$21,902,594

Invesco Global Infrastructure Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$65,486,954	$74,826,028	$—	$140,312,982
Money Market Funds	9,143,132	—	—	9,143,132

Total Investments	$74,630,086	$74,826,028	$—	$149,456,114

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $73,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

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Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At October 31, 2019, the Target Fund had a capital loss carryforward of approximately $305,539.

At October 31, 2019, the Acquiring Fund did not have capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

58

Pro Forma Financial Information

Invesco Oppenheimer Mid Cap Value Fund into Invesco American Value Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Mid Cap Value Fund	Invesco American Value Fund	October 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	24,598,383	Class A
Class C	2,933,910	Class C
Class R	1,722,702	Class R
Class Y	2,768,227	Class Y
Class R5	313	Class R5
Class R6	153,403	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Mid Cap Value Fund (Target Fund)	$1,043,630,776	October 31, 2019
Invesco American Value Fund (Acquiring Fund)	1,029,787,323	October 31, 2019
Invesco American Value Fund (Pro Forma Combined)	$2,073,418,099	October 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(1,576,000)
Distribution fees (2)	(39,000)
Professional fees (3)	(50,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)
Fee waiver and/or expense reimbursements (1)	773,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.16%, 1.90%, 1.40%, 0.91%, 0.80% and 0.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund distribution fees have been adjusted to reflect the current expenses of Class C shares.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2019, all of the securities in Invesco Oppenheimer Mid Cap Value Fund (Target Fund) with a value of $1,043,322,157 and Invesco American Value Fund (Acquiring Fund) with a value of $1,031,039,548 were valued based on Level 1 inputs.

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $217,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 – Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At October 31, 2019, the Target Fund did not have a capital loss carryforward.

At April 30, 2019, the Acquiring Fund did not have a capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Oppenheimer Real Estate Fund into Invesco Real Estate Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Real Estate Fund	Invesco Real Estate Fund	August 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	17,300,681	Class A
Class C	2,315,521	Class C
Class R	3,759,754	Class R
Class Y	5,895,587	Class Y
Class R5	446	Class R5
Class R6	13,882,171	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Real Estate Fund (Target Fund)	$1,013,261,397	August 31, 2019
Invesco Real Estate Fund (Acquiring Fund)	1,560,203,015	August 31, 2019
Invesco Real Estate Fund (Pro Forma Combined)	$2,573,464,412	August 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(1,525,000)
Professional fees (2)	(59,000)
Trustees’ and officers’ fees and benefits (3)	(20,000)
Fee waiver and/or expense reimbursements (1)	790,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses, as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.34%, 2.09%, 1.59%, 1.09%, 0.97% and 0.92%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(3)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option

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contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default .with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer Real Estate Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock & Other Equity Interests	$1,015,953,880	$—	$—	$1,015,953,880
Money Market Funds	10,752,467	—	—	10,752,467

Total Investments	$1,026,706,347	$—	$—	$1,026,706,347

Invesco Real Estate Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock & Other Equity Interests	$1,535,285,854	$—	$286,501	$1,535,572,355
Money Market Funds	33,229,190	—	—	33,229,190

Total Investments	$1,568,515,044	$—	$286,501	$1,568,801,545

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Invesco Real Estate Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock & Other Equity Interests	$2,551,239,734	$—	$286,501	$2,551,526,235
Money Market Funds	43,981,657	—	—	43,981,657

Total Investments	$2,595,221,391	$—	$286,501	$2,595,507,892

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $165,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At April 30, 2019, the Target Fund had a capital loss carryforward of approximately $196,183.

At February 28, 2019, the Acquiring Fund did not have a capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into

Invesco Short Duration High Yield Municipal Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	Invesco Short Duration High Yield Municipal Fund	August 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	61,040,967	Class A
Class C	19,617,374	Class C
Class Y	16,807,612	Class Y

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (Target Fund)	$1,058,043,603	August 31, 2019
Invesco Short Duration High Yield Municipal Fund (Acquiring Fund)	477,210,028	August 31, 2019
Invesco Short Duration High Yield Municipal Fund (Pro Forma Combined)	$1,535,253,631	August 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(438,000)
Professional fees (2)	(57,000)
Interest, facilities and maintenance fees (3)	(2,331,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)
Fee waiver and/or expense reimbursements (1)	459,000

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, and Class Y shares to 0.79%, 1.54%, and 0.54%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(3)	Interest, facilities and maintenance fees have decreased to reflect current fees of the Acquiring Fund.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally

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traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date,

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under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$28,920	$—	$—	$28,920
Municipal Obligations	—	1,098,792,758	853,789	1,099,646,547

Total Investments	$28,920	$1,098,792,758	$853,789	$1,099,675,467

Invesco Short Duration High Yield Municipal Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$485,914,648	$—	$485,914,648
Investments Matured	—	792,500	—	792,500

Total Investments	—	486,707,148	—	486,707,148

Other Investments - Assets*
Futures Contracts	7,992	—	—	7,992
Other Investments - Liabilities*
Futures Contracts	(324)	—	—	(324)

Total Other Investments	7,668	—	—	7,668

Total Investments	$7,668	$486,707,148	$—	$486,714,816

*	Unrealized appreciation (depreciation).

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Invesco Short Duration High Yield Municipal Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$28,920	$—	$—	$28,920
Municipal Obligations	—	1,584,707,406	853,789	1,585,561,195
Investments Matured	—	792,500	—	792,500

Total Investments	28,920	1,585,499,906	853,789	1,586,382,615

Other Investments - Assets*
Futures Contracts	7,992	—	—	7,992
Other Investments - Liabilities*
Futures Contracts	(324)	—	—	(324)

Total Other Investments	7,668	—	—	7,668

Total Investments	$36,588	$1,585,499,906	$853,789	$1,586,390,283

*	Unrealized appreciation (depreciation).

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $116,000 in Reorganization costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of the Reorganization costs of the Target Fund. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 – Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At September 30, 2019, the Target Fund had a capital loss carryforward of approximately $259,954,640.

At August 31, 2019, the Acquiring Fund had a capital loss carryforward of approximately $2,877,979. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

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Pro Forma Financial Information

Invesco Pennsylvania Tax Free Income Fund into Invesco Oppenheimer Rochester Pennsylvania Municipal Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Pennsylvania Tax Free Income Fund	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund	August 31, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund.

The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	10,914,464	Class A
Class C	640,989	Class C
Class Y	916,344	Class Y
Class R6	179,983	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund, and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Pennsylvania Tax Free Income Fund (Target Fund)	$144,199,666	August 31, 2019
Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (Acquiring Fund)	696,727,381	August 31, 2019

Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (Pro Forma Combined)	$840,927,047	August 31, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(404,000)
Distribution fees (2)	(22,000)
Professional fees (3)	(63,000)
Trustees’ and officers fees and benefits (4)	(20,000)

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the new advisory fee rate schedule effective upon the closing of the Reorganization for the Acquiring Fund based on pro forma combined net assets. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.98%, 1.62%, 0.72% and 0.62%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the current expenses of Class A and Class C shares.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

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Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Pennsylvania Tax Free Income Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$160,664,764	$—	$160,664,764

Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$725,424,826	$8,023,516	$733,448,342

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Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$886,089,590	$8,023,516	$894,113,106

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $76,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization.

Note 7 – Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At August 31, 2019, the Target Fund had a capital loss carryforward of approximately $4,989,304. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Information Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

At August 31, 2019, the Acquiring Fund did not have a capital loss carryforward.

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Pro Forma Financial Information

Invesco Small Cap Discovery Fund into Invesco Small Cap Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Small Cap Discovery Fund	Invesco Small Cap Growth Fund	June 30, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by (a) the transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders, and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	10,160,958	Class A
Class C	957,668	Class C
Class Y	1,759,115	Class Y
Class R5	1,219,560	Class R5
Class R6	1,874,388	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Small Cap Discovery Fund (Target Fund)	$602,078,400	June 30, 2019
Invesco Small Cap Growth Fund (Acquiring Fund)	2,920,902,902	June 30, 2019
Invesco Small Cap Growth Fund (Pro Forma Combined)	$3,522,981,302	June 30, 2019

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Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(937,000)
Distribution fees (2)	(5,000)
Professional fees (3)	(57,000)
Trustees’ and officers’ fees and benefits (4)	(20,000)

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the current expenses of Class C shares.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service

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they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not

79

readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2019, all of the securities in Invesco Small Cap Discovery Fund (Target Fund) with a value of $600,086,466 and Invesco Small Cap Growth Fund (Acquiring Fund) with a value of $2,927,690,110 were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $135,000 in Reorganization costs. These costs represent the estimated non-recurring expense of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization and will bear 100% of these costs. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At August 31, 2019, the Target Fund did not have a capital loss carryforward.

At December 31, 2018, the Acquiring Fund did not have capital loss carryforward.

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PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust effective as of April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, and certain other domestic insurers with limits up to $100,000,000 and an additional $40,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., and a separate Sub-Advisory Agreement with each of Invesco Capital Management LLC, OppenheimerFunds, Inc., and Invesco Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates

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except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(42)

(2) Amendment No. 1, dated January 26, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(44)

(3) Amendment No. 2, dated May 1, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(44)

(4) Amendment No. 3, dated January 16, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(47)

(5) Amendment No. 4, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(47)

(6) Amendment No. 5, dated September 17, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(52)

(2)	Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016.(41)

(3)	Voting Trust Agreements–None.

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated February 14, 2020 is attached to the Joint Information Statement/Prospectus contained in the Registration Statement.

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Articles IV, V and VI of the Second Amended and Restated Bylaws, define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(2)

(2) Amendment No. 1, dated December 28, 2001, to the Master Investment Advisory Agreement.(3)

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(3) Amendment No. 2, dated August 29, 2002, to the Master Investment Advisory Agreement.(5)

(4) Amendment No. 3, dated June 23, 2003, to the Master Investment Advisory Agreement.(5)

(5) Amendment No. 4, dated October 29, 2003, to the Master Investment Advisory Agreement.(8)

(6) Amendment No. 5, dated July 1, 2004, to the Master Investment Advisory Agreement.(10)

(7) Amendment No. 6, dated April 29, 2005, to the Master Investment Advisory Agreement.(11)

(8) Amendment No. 7, dated July 1, 2007, to the Master Investment Advisory Agreement.(15)

(9) Amendment No. 8, dated April 30, 2008, to the Master Investment Advisory Agreement.(17)

(10) Amendment No. 9, dated March 4, 2009, to the Master Investment Advisory Agreement.(19)

11) Amendment No. 10, dated January 1, 2010, to the Master Investment Advisory Agreement.(22)

(12) Amendment No. 11, dated February 12, 2010, to the Master Investment Advisory Agreement.(24)

(13) Amendment No. 12, dated April 30, 2010, to the Master Investment Advisory Agreement. (25)

(14) Amendment No. 13, dated June 6, 2011, to the Master Investment Advisory Agreement. (31)

(15) Amendment No. 14, dated September 24, 2012, to the Master Investment Advisory Agreement. (34)

(16) Amendment No. 15, dated July 15, 2013, to the Master Investment Advisory Agreement. (35)

(17) Amendment No. 16, dated December 31, 2015, to the Master Investment Advisory Agreement. (39)

(18) Amendment No. 17, dated June 1, 2016, to the Master Investment Advisory Agreement. (40)

(19) Amendment No. 18, dated June 28, 2016, to the Master Investment Advisory Agreement. (41)

(20) Amendment No. 19, dated July 26, 2018, to the Master Investment Advisory Agreement.(46)

(21) Amendment No. 20, dated May 24, 2019, to the Master Investment Advisory Agreement. (48)

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(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management, Inc.(17)

(2) Amendment No. 1, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (22)

(3) Amendment No. 2, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (24)

(4) Amendment No. 3, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (25)

(5) Amendment No. 4, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) (32)

(6) Amendment No. 5, dated September 24, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (34)

(7) Amendment No. 6 dated July 15, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(36)

(8) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited.(36)

(9) Amendment No. 7, dated December 31, 2015, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (39)

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(10) Amendment No. 8 dated June 28, 2016, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(41)

(11) Amendment No. 9, dated July 26, 2018, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(49)

(12) Amendment No. 10, dated May 24, 2019, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(49)

(c)	(1) Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited.(44)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (44)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (44)

(4) Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (49)

(5) Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (49)

(6) Amendment No. 5, dated May 24, 2019, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (49)

(7) Amendment No. 6, dated August 15, 2019, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (50)

(8) Amendment No. 7, dated October 30, 2019, to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (53)

(9) Amendment No. 8, dated November 18, 2019, to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (53)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

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(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (43)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(7) Amendment No. 6, dated June 6, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(43)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco

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Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (44)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (44)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (44)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (44)

(20) Amendment No. 19, dated November 1, 2018, to the to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011.(49)

(21) Amendment No. 20, dated May 24, 2019, to the to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (49)

(22) Amendment No. 21, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (50)

(23) Amendment No. 22, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (51)

(24) Amendment No. 23, dated November 11, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (53)

(e)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (50)

(2) Amendment No. 1, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (50)

(3) Amendment No. 2, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (51)

(4) Amendment No. 3, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (53)

(7)(a)	(1) Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (36)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement.(36)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement.(36)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement.(36)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement.(36)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement.(37)

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(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement.(39)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement.(39)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement.(40)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(40)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (41)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(41)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(41)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(41)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(41)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(41)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(44)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(44)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(44)

(20) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(49)

(21) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(49)

(22) Amendment No. 21, dated May 24, 2019, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (50)

(23) Amendment No. 22, dated August 15, 2019, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (50)

(24) Amendment No. 23, dated October 30, 2019, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (51)

(25) Amendment No. 24, dated November 18, 2019, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (51)

(b)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (19)

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(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(19)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (35)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011. (36)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(38)

(9)(a)	Custody Agreement, dated August 30, 2018, between Registrant (on behalf of Invesco Government Money Market Fund) and The Bank of New York Life.(49)

(b)	Master Custodian Contract, dated June 1, 2018, between Registrant (on behalf of Invesco Corporate Bond Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Real Estate Fund, Invesco Short Duration Inflation Protected Fund and Invesco Short Term Bond Fund) and State Street Bank and Trust Company.(49)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant.(15)

(10)(a)	(1) Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(41)

(2) Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(41)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(41)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(42)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(42)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(42)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(42)

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(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (44)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (44)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (44)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (44)

(12) Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (44)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (49)

(14) Amendments No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (49)

(15) Amendment No. 14, dated May 24, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (50)

(16) Amendment No. 15, dated September 17, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (51)

(17) Amendment No. 16, dated October 30, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (51)

(b)	(1) Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015.(37)

(2) Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (40)

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(3) Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (41)

(4) Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (49)

(c)	Distribution and Service Plan (Class A, C and R Shares of Invesco Oppenheimer Funds) (Compensation).(50)

(d)	Amended and Restated Service Plan (Class A Shares of Invesco Oppenheimer Funds) (Reimbursement) dated September 17, 2019. (52)

(e)	(1) Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, as further amended and restated July 30, 2018. (49)

(2) Multiple Class Plan of the Invesco Oppenheimer Funds effective May 24, 2019. (50)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (55)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 30, 2010, between Registrant and Invesco Investment Services, Inc.(28)

(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(30)

(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(32)

(4) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(34)

(5) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(35)

(6) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(44)

(7) Amendment No. 6, dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(44)

(8) Notice to Transfer Agent dated May 24, 2019, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (50)

(b)	(1) Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and A I M Advisors, Inc.(13)

C-11

(2) Amendment No. 1, dated April 30, 2008, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc. (17)

(3) Amendment No. 2, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(22)

(4) Amendment No. 3, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (24)

(5) Amendment No. 4, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (26)

(6) Amendment No. 5, dated December 1, 2011, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (32)

(7) Amendment No. 6, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (33)

(8) Amendment No. 7, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (34)

(9) Amendment No. 8, dated July 15, 2013, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (35)

(10) Amendment No. 9, dated December 31, 2015, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (39)

(11) Amendment No. 10, dated June 1, 2016, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (40)

(12) Amendment No. 11, dated June 28, 2016, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (42)

(13) Amendment No. 12, dated July 26, 2018, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (49)

(14) Amendment No. 13, dated January 1, 2019, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (49)

(15) Amendment No. 14, dated May 24, 2019, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (49)

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(c)	Eighth Amended and Restated Memorandum of Agreement, dated July 1, 2014, regarding securities lending, between Registrant, with respect to all Funds, and Invesco Advisers, Inc.(36)

(d)	Memorandum of Agreement, regarding expense limitations, dated December 9, 2019, between Registrant and Invesco Advisers, Inc. (54)

(e)	Memorandum of Agreement, regarding advisory fee and affiliated money market funds fee waivers, dated July 1, 2019, between Registrant and Invesco Advisers, Inc. (54)

(f)	Memorandum of Agreement, dated July 1, 2019, regarding 12b-1 fee waivers, between Registrant (on behalf of Invesco Short Term Bond Fund and Invesco Oppenheimer Government Cash Reserves Fund) and Invesco Distributors, Inc. (50)

(g)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc.(41)

(h)	Expense Reimbursement Agreement Related to DST Transfer Agent System Conversion dated June 30, 2003.(9)

(14)(a)	Consent of PricewaterhouseCoopers LLP. (*)

(b)	Consent of KPMG LLP. (*)

(15)	Omitted Financial Statements – Not Applicable.

(16)	Power of Attorney. (55)

17(a)	(1) Initial Capitalization Agreement for Registrant’s AIM Total Return Bond Fund.(3)

(2) Initial Capitalization Agreement for Registrant’s AIM Short Term Bond Fund.(4)

(3) Initial Capitalization Agreement for Registrant’s AIM Global Real Estate Fund(16)

(4) Form of Initial Capitalization Agreement for Registrant’s AIM Dynamics Fund.(16)

(5) Initial Capitalization Agreement, dated October 2, 2008, for Class Y shares of Registrant.(19)

(b)	(1) Code of Ethics and Personal Trading Policy for North America, dated January 2020, relating to Invesco Advisers, Inc. (54)

(2) Invesco UK Code of Ethics, dated February 1, 2019, relating to Invesco Asset Management Limited. (49)

(3) Invesco Ltd. Code of Conduct, dated October 2019, relating to Invesco Asset Management (Japan) Limited. (53)

(4) Invesco Hong Kong Limited Code of Ethics dated November 2018 relating to Invesco Hong Kong Limited. (49)

(5) Code of Ethics and Personal Trading Policy for North America, dated January 2020, relating to Invesco Canada Ltd. (54)

(6) Invesco EMEA (ex UK) Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH).(49)

(7) Code of Ethics and Personal Trading Policy for North America, dated January 2020, relating to Invesco Senior Secured Management, Inc. (54)

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(8) Code of Ethics and Personal Trading Policy for North America, dated January 2020, relating to Invesco Capital Management, LLC . (54)

(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended June 30, 2018 and Invesco Ltd. Code of Conduct dated October 2019 relating to Invesco Asset Management (India) PVT. LTD. (53)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on November 21, 1996.
(2)	Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on November 15, 2000.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 17, filed electronically on December 21, 2001.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on November 20, 2002.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on July 7, 2003.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 23, filed electronically on August 28, 2003.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on October 28, 2003.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on March 1, 2004.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 26, filed electronically on April 30, 2004.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on November 19, 2004.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 30, filed electronically on August 24, 2005.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on October 20, 2005.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on September 14, 2006.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on November 16, 2006.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on November 14, 2007.
(16)	Incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on February 20, 2008.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on September 22, 2008.
(18)	Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on November 18, 2008.
(19)	Incorporated herein by reference to Post-Effective Amendment No. 39, filed electronically on November 19, 2009.
(20)	Incorporated herein by reference to Post-Effective Amendment No. 40, filed electronically on November 25, 2009.
(21)	Incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on December 11, 2009.
(22)	Incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on February 12, 2010.
(23)	Incorporated herein by reference to Post-Effective Amendment No. 45, filed electronically on February 12, 2010.
(24)	Incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on April 21, 2010.
(25)	Incorporated herein by reference to Post-Effective Amendment No. 47, filed electronically on May 28, 2010.
(26)	Incorporated herein by reference to Post-Effective Amendment No. 48, filed electronically on June 29, 2010.
(27)	Incorporated herein by reference to Post-Effective Amendment No. 49, filed electronically on October 21, 2010.
(28)	Incorporated herein by reference to Post-Effective Amendment No. 51, filed electronically on December 21, 2010.
(29)	Incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 27, 2011.
(30)	Incorporated herein by reference to Post-Effective Amendment No. 55, filed electronically on May 23, 2011.
(31)	Incorporated herein by reference to Post-Effective Amendment No. 56, filed electronically on June 27, 2011.
(32)	Incorporated herein by reference to Post-Effective Amendment No. 58, filed electronically on June 26, 2012.
(33)	Incorporated herein by reference to Post-Effective Amendment No. 60, filed electronically on September 21, 2012.
(34)	Incorporated herein by reference to Post-Effective Amendment No. 62, filed electronically on June 27, 2013.
(35)	Incorporated herein by reference to Post-Effective Amendment No. 64, filed electronically on June 26, 2014.
(36)	Incorporated herein by reference to Post-Effective Amendment No. 66, filed electronically on June 24, 2015.
(37)	Incorporated herein by reference to Post-Effective Amendment No. 68, filed electronically on October 14, 2015.
(38)	Incorporated herein by reference to Post-Effective Amendment No. 69, filed electronically on December 18, 2015.
(39)	Incorporated herein by reference to Post-Effective Amendment No. 71, filed electronically on April 22, 2016.
(40)	Incorporated herein by reference to Post-Effective Amendment No. 72, filed electronically on June 24, 2016.
(41)	Incorporated herein by reference to Post-Effective Amendment No. 74, filed electronically on March 31, 2017.
(42)	Incorporated herein by reference to Post-Effective Amendment No. 76, filed electronically on June 5, 2017.
(43)	Incorporated herein by reference to Post-Effective Amendment No. 78, filed electronically on June 26, 2017.
(44)	Incorporated herein by reference to Post-Effective Amendment No. 80, filed electronically on June 26, 2018.
(45)	Incorporated herein by reference to Post-Effective Amendment No. 82, filed electronically on November 2, 2018.
(46)	Incorporated herein by reference to Post-Effective Amendment No. 84, filed electronically on January 23, 2019.
(47)	Incorporated herein by reference to Post-Effective Amendment No. 86, filed electronically on April 26, 2019.
(48)	Incorporated herein by reference to Post-Effective Amendment No. 87, filed electronically on May 23, 2019.
(49)	Incorporated herein by reference to Post-Effective Amendment No. 89, filed electronically on June 27, 2019.
(50)	Incorporated herein by reference to Post-Effective Amendment No. 91, filed electronically on September 26, 2019.
(51)	Incorporated herein by reference to Post-Effective Amendment No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A on November 21, 2019.
(52)	Incorporated herein by reference to Post-Effective Amendment No. 93 filed electronically on November 21, 2019.
(53)	Incorporated herein by reference to Post-Effective Amendment No.154 to AIM Growth Series (Invesco Growth Series) Registration on Form N-1A on December 9, 2019.
(54)

Incorporated herein by reference to Post-Effective Amendment No. 70 to AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Registration Statement on Form N-1A, filed electronically on December 19, 2019.

(55)	Incorporated herein by reference to Registration Statement on Form N-14, filed electronically on January 24, 2020.
(56)	Incorporated herein by reference to Post-Effective Amendment No. 99, filed electronically on January 27, 2020.
(*)	Filed herewith electronically.

C-14

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a responsible time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Houston, State of Texas, on the 20th day of February, 2020.

Registrant:	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	February 20, 2020
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	February 20, 2020
(David C. Arch)

/s/ Beth Ann Brown*	Trustee	February 20, 2020
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Trustee	February 20, 2020
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	February 20, 2020
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	February 20, 2020
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	February 20, 2020
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	February 20, 2020
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	February 20, 2020
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	February 20, 2020
(Anthony J. LaCava Jr.)

/s/ Prema Mathai-Davis*	Trustee	February 20, 2020
(Prema Mathai-Davis)

/s/ Joel W. Motley*	Trustee	February 20, 2020
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	February 20, 2020
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	February 20, 2020
(Ann Barnett Stern)

/s/ Robert C. Troccoli*	Trustee	February 20, 2020
(Robert C. Troccoli)

	/s/ Daniel S. Vandivort*	Trustee	February 20, 2020
(Daniel S. Vandivort)

	/s/ James D. Vaughn*	Trustee	February 20, 2020
(James D. Vaughn)

	/s/ Christopher L. Wilson*	Vice Chair & Trustee	February 20, 2020
(Christopher L. Wilson)

	/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	February 20, 2020

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 11, 2019, filed in the Registrant’s Registration Statement on Form N-14 on January 24, 2020.

INDEX

Exhibit Number		Description

14	(a)	Consent of Pricewaterhouse Cooper, LLP

	(b)	Consent of KPMG LLP